UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Scott Eston, Chief Executive Officer
40 Rowes Wharf, Boston, MA	02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/07

Date of reporting period:	05/31/06

Item 1. Schedule of Investments.

GMO Alpha Only Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 89.8%
	United States — 89.8%
	Affiliated Issuer(s)
8,292,662	GMO Emerging Markets Fund, Class VI	181,360,515
12,040,701	GMO International Growth Equity Fund, Class III	376,633,134
11,011,897	GMO International Intrinsic Value Fund, Class IV	376,937,239
29,610,982	GMO U.S. Core Equity Fund, Class VI	410,408,214
11,231,899	GMO U.S. Quality Equity Fund, Class IV	220,369,853
		1,565,708,955
	TOTAL MUTUAL FUND(S) (COST $1,507,071,132)	1,565,708,955

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Italy — 0.0%
12,500	Grassetto SPA * (a) (b)	160
	TOTAL COMMON STOCKS (COST $7,040)	160

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 15.9%
93,100,000	Branch Bank & Trust Time Deposit, 5.07%, due 06/01/06	93,100,000
17,200,000	Royal Bank of Canada Time Deposit, 5.03%, due 06/01/06	17,200,000
93,100,000	Societe General Time Deposit, 5.07%, due 06/01/06	93,100,000
74,585,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (c) (d)	73,776,573
	TOTAL SHORT-TERM INVESTMENT(S) (COST $277,191,436)	277,176,573
	TOTAL INVESTMENTS — 105.7% (Cost $1,784,269,608)	1,842,885,688
	Other Assets and Liabilities (net) — (5.7%)	(99,574,002)
	TOTAL NET ASSETS — 100.0%	$1,743,311,686

1

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,784,393,066	$72,688,462	$(14,195,840)	$58,492,622

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Markets Fund, Class III	$159,688,267	$—	$141,185,611	$—	$—	$—
GMO Emerging Markets Fund, Class VI	—	175,503,611	6,000,000	—	—	181,360,515
GMO International Growth Equity Fund, Class III	319,319,726	61,174,000	17,000,000	—	—	376,633,134
GMO International Intrinsic Value Fund, Class III	319,360,923	—	294,994,568	—	—	—
GMO International Intrinsic Value Fund, Class IV	—	357,526,568	20,000,000	—	—	376,937,239
GMO U.S. Core Equity Fund, Class III	342,268,774	—	335,256,491	—	—	—
GMO U.S. Core Equity Fund, Class VI	—	433,893,008	13,000,000	1,466,517	—	410,408,214
GMO U.S. Quality Equity Fund, Class III	185,084,052	—	176,754,887	—	—	—
GMO U.S. Quality Equity Fund, Class IV	—	232,249,088	8,000,000	951,201	—	220,369,853
Totals	$1,325,721,742	$1,260,346,275	$1,012,191,557	$2,417,718	$—	$1,565,708,955

2

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	AUD	2,216,949	$1,665,529	$(34,515)
8/25/06	CHF	4,484,720	3,714,460	(32,816)
8/25/06	EUR	14,373,665	18,522,063	(29,723)
8/25/06	GBP	9,071,523	16,990,128	(185,779)
8/25/06	HKD	6,203,040	800,769	(622)
8/25/06	JPY	1,663,140,000	14,956,532	(296,824)
8/25/06	SEK	9,510,830	1,325,119	10,538
				$(569,741)
Sales
8/25/06	AUD	62,620,936	$47,045,293	$121,511
8/25/06	CHF	75,919,781	62,880,398	506,753
8/25/06	DKK	36,736,400	6,346,117	16,253
8/25/06	EUR	234,683,957	302,416,329	673,610
8/25/06	GBP	118,217,830	221,411,120	1,268,021
8/25/06	HKD	112,165,962	14,479,847	5,858
8/25/06	JPY	25,638,308,359	230,563,976	2,717,525
8/25/06	NOK	47,650,983	7,878,305	(24,788)
8/25/06	NZD	2,128,989	1,346,288	(27,128)
8/25/06	SEK	160,897,468	22,417,423	(72,094)
8/25/06	SGD	11,853,188	7,539,668	7,518
				$5,193,039

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
1,621	CAC 40	June 2006	$102,164,593	$2,275,787
405	DAX	June 2006	73,939,823	3,272,837
2,367	FTSE 100	June 2006	253,469,696	11,339,810
164	HANG SENG	June 2006	16,732,839	55,427
272	IBEX 35	June 2006	39,569,837	872,667
1,873	OMXS 30	June 2006	24,688,721	(648,577)
402	Russell 2000	June 2006	145,162,200	3,229,817
1,816	S&P 500	June 2006	577,533,400	12,329,624
174	S&P/MIB	June 2006	40,646,264	1,492,921
584	SPI 200	June 2006	54,998,440	55,199
1,798	TOPIX	June 2006	252,418,144	8,364,182
				$42,639,694

3

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith or at the direction of the Trustees of GMO Trust.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund or underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 46.5% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on modeling tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	DEBT OBLIGATION(S) — 7.7%
	U.S. Government — 7.7%
15,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (a) (b)	14,833,595
	TOTAL DEBT OBLIGATION(S) (Cost $15,001,414)	14,833,595
	MUTUAL FUND — 70.4%
	Affiliated Issuer — 70.4%
5,228,053	GMO Short-Duration Collateral Fund	135,563,415
	TOTAL MUTUAL FUND (Cost $133,630,056)	135,563,415
	SHORT-TERM INVESTMENT(S) — 22.5%
7,000,000	Fannie Mae, 4.85%, due 06/09/06 (b)	6,992,456
1,400,000	Fannie Mae, 4.84%, due 06/09/06 (b)	1,398,494
8,500,000	Federal Farm Credit Bank, 4.92% due 07/07/06 (b)	8,458,180
8,400,000	Federal Home Loan Bank, 4.86%, due 06/02/06 (b)	8,398,866
8,500,000	Freddie Mac, 4.91%, due 06/08/06 (b)	8,491,885
9,483,081	Merrimac U.S. Dollar Cash Fund, Premium Class (b)	9,483,081
	TOTAL SHORT-TERM INVESTMENT(S) (Cost $43,222,962)	43,222,962
	TOTAL INVESTMENTS — 100.6% (Cost $191,854,432)	193,619,972
	Other Assets and Liabilites (net) — (0.6)%	(1,117,886)
	TOTAL NET ASSETS — 100%	$192,502,086

1

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$187,272,579	$6,515,213	$(167,820)	$6,347,393

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$123,842,063	$10,000,000	—	—	—	$135,563,415
Totals	$123,842,063	$10,000,000	—	—	—	$135,563,415

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts (b)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
10	Cocoa	July 2006	$147,300	$(3,018)
21	Corn	July 2006	263,813	(3,616)
16	Crude Oil	July 2006	1,140,640	33,528
15	Gasoline NY Unleaded	July 2006	1,320,291	67,645
2	Heating Oil	July 2006	167,605	5,476
161	Soybean Oil	July 2006	2,430,456	(24,463)
60	Sugar (World)	July 2006	1,038,912	(49,680)
102	Wheat	July 2006	2,006,850	(116,712)
				$(90,840)
Sales
30	Coffee “C”	July 2006	$1,113,188	$50,795
39	Copper	July 2006	3,533,400	(457,988)
112	Cotton No. 2	July 2006	2,852,640	150,292
57	Gold 100 OZ	August 2006	3,699,300	100,633
121	Lean Hogs	July 2006	3,214,970	51,996
153	Live Cattle	August 2006	4,900,590	(252,976)
11	Natural Gas	July 2006	702,240	(5,548)
20	Silver	July 2006	1,245,500	135,410
90	Soybean	July 2006	2,607,750	(12,968)
146	Soybean Meal	July 2006	2,517,040	12,896
				$(227,458)

At May 31, 2006, Alternative Asset SPC Ltd. had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

2

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Swap Agreements

Total Return Swaps (b)

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)
102,679,018	USD	4/12/2007	AIG	3 month T-Bill + 0.30%	Return on DJ-AIG Commodity Total Return Index	$(4,799,279)

Notes to Schedule of Investments:
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.
(b)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 28.8% of net assets.

Currency Abbreviation:
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

3

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 100.0%
	Affiliated Issuer(s) — 100.0%
28,086,651	GMO Alpha Only Fund, Class IV	289,573,373
2,398,943	GMO Alternative Asset Opportunity Fund, Class III	67,578,227
2,180,619	GMO Emerging Country Debt Fund, Class IV	23,812,362
13,597,568	GMO Emerging Markets Fund, Class VI	297,378,806
6,146,783	GMO Inflation Indexed Plus Bond Fund, Class VI	153,669,578
1,129,474	GMO International Growth Equity Fund, Class III	35,329,947
1,065,697	GMO International Intrinsic Value Fund, Class IV	36,478,811
1,599,290	GMO International Small Companies Fund, Class III	24,836,969
8,236,303	GMO Strategic Fixed Income Fund, Class VI	205,907,587
3,513,774	GMO U.S. Quality Equity Fund, Class IV	68,940,245
	TOTAL MUTUAL FUND(S) (COST $1,103,130,858)	1,203,505,905

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
15,544	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $15,545 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $15,855.	15,544
	TOTAL SHORT-TERM INVESTMENT(S) (COST $15,544)	15,544
	TOTAL INVESTMENTS — 100.0% (Cost $1,103,146,402)	1,203,521,449
	Other Assets and Liabilities (net) — 0.0%	(35,756)
	TOTAL NET ASSETS — 100.0%	$1,203,485,693

1

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,103,827,087	$103,351,940	$(3,657,578)	$99,694,362

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$298,647,908	$—	$300,151,569	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	342,766,212	50,000,000	—	—	289,573,373
GMO Alternative Asset Opportunity Fund, Class III	63,883,855	—	—	—	—	67,578,227
GMO Core Plus Bond Fund, Class IV	42,247,589	10,005,000	51,904,091	—	—	—
GMO Currency Hedged International Bond Fund, Class III	187,264,495	—	184,079,553	—	—	—
GMO Currency Hedged International Equity Fund, Class III	77,687,695	14,626,073	82,772,684	1,010,467	13,615,607	—

2

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

GMO Emerging Country Debt Fund, Class IV	24,640,997	—	—	—	—	23,812,362
GMO Emerging Markets Fund, Class VI	305,265,395	—	—	—	—	297,378,806
GMO Inflation Indexed Bond Fund, Class III	53,126,931	101,788,390	153,669,578	901,949	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	153,669,578	—	—	—	153,669,578
GMO International Growth Equity Fund, Class III	33,771,273	—	—	—	—	35,329,947
GMO International Intrinsic Value Fund, Class IV	34,736,907	—	17,665	—	—	36,478,811
GMO International Small Companies Fund, Class III	23,900,156	—	23,417	—	—	24,836,969
GMO Strategic Fixed Income Fund, Class VI	—	205,907,587	—	—	—	205,907,587
GMO U.S. Quality Equity Fund, Class IV	62,486,196	10,360,335	—	321,335	—	68,940,245
Totals	$1,207,659,397	$839,123,175	$822,618,557	$2,233,751	$13,615,607	$1,203,505,905

3

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund or underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 34.4% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on modeling tools by a third party vendor.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 15.4% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATION(S) — 7.0%
	Albania — 0.2%
	Foreign Government Obligations
USD 15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	5,068,138
	Austria — 0.2%
	Corporate Debt
GBP 500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,065,275
USD 4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	4,627,779
	Total Austria	5,693,054
	Canada — 0.1%
	Foreign Government Obligations
CAD 4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,816,541
	Luxembourg — 0.2%
	Corporate Debt
USD 8,000,000	Tyco International Group SA, 5.80%, due 08/01/06	8,007,480
	United States — 6.3%
	Corporate Debt — 0.8%
USD 10,000,000	General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12	10,175,200
USD 5,000,000	Target Corp, 4.00%, due 06/15/13	4,526,550
USD 5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,552,050
USD 5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	4,761,050
		24,014,850
	U.S. Government — 2.6%
USD 49,460,400	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	50,704,638
USD 5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (d)	4,930,469
USD 10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (b)	8,194,677
USD 10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (b)	7,316,015
USD 10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (b)	7,096,451
		78,242,250
	U.S. Government Agency — 2.9%
USD 90,000,000	Fannie Mae, TBA, 6.00%, due 06/01/36	88,818,750
	Total United States	191,075,850
	TOTAL DEBT OBLIGATION(S) (COST $212,160,209)	213,661,063

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.1%
	Currency Options — 0.1%
130,300,000	AUD Call/USD Put, Expires 06/07/06, Strike 0.744	1,560,548
	TOTAL CALL OPTIONS PURCHASED (COST $2,409,414)	1,560,548

1

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Principal Amount	Description	Value ($)
	FORWARD START OPTIONS — 0.0%
	Currency Options — 0.0%
18,080,000,000	JPY Put/USD Call, Expires 09/18/06, Strike TBD	54,059
	TOTAL FORWARD START OPTIONS (COST $0)	54,059

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.1%
	United States — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	2,346,536
	TOTAL PREFERRED STOCKS (COST $3,031,514)	2,346,536

Shares	Description	Value ($)
	MUTUAL FUND(S) — 96.3%
	Affiliated Issuer(s) — 96.3%
8,322,030	GMO Emerging Country Debt Fund, Class IV	90,876,573
85,597,405	GMO Short-Duration Collateral Fund	2,219,540,712
93,858	GMO Special Purpose Holding Fund	437,379
23,749,017	GMO World Opportunity Overlay Fund	607,737,333
	TOTAL MUTUAL FUND(S) (COST $2,873,809,328)	2,918,591,997

Par Value ($)/ Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.3%
9,690,778	Merrimac Cash Series-Premium Class	9,690,778
	TOTAL SHORT-TERM INVESTMENT(S) (COST $9,690,778)	9,690,778
	TOTAL INVESTMENTS — 103.8% (Cost $3,101,101,243)	3,145,904,981
	Other Assets and Liabilities (net) — (3.8%)	(115,064,225)
	TOTAL NET ASSETS — 100.0%	$3,030,840,756

2

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$3,104,216,165	$45,159,494	$(3,470,678)	$41,688,816

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class IV	$83,157,963	$10,700,000	$—	$—	$—	$90,876,573
GMO Short-Duration Collateral Fund	2,001,262,353	284,700,000	93,600,000	—	—	2,219,540,712
GMO Special Purpose Holding Fund	772,451	—	—	—	3,659,858	437,379
GMO World Opportunity Overlay Fund	554,275,256	55,200,000	10,200,000	—	—	607,737,333
Totals	$2,639,468,023	$350,600,000	$103,800,000	$—	$3,659,858	$2,918,591,997

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
8/08/06	AUD	62,300,000	$46,819,146	$(151,939)
8/29/06	CAD	122,200,000	111,198,290	538,417
6/27/06	CHF	445,800,000	366,810,858	(146,315)
7/11/06	EUR	128,900,000	165,584,342	2,053,036
6/20/06	GBP	164,800,000	308,280,131	14,866,928
7/25/06	JPY	9,300,000,000	83,238,281	(427,450)
7/18/06	NZD	114,300,000	72,459,336	482,796
				$17,215,473

3

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Sales
8/08/06	AUD	303,000,000	$227,707,888	$3,489,510
6/27/06	CHF	246,300,000	202,659,296	(7,631,184)
7/11/06	EUR	329,200,000	422,888,792	(9,011,929)
6/20/06	GBP	120,400,000	225,224,076	446,241
7/25/06	JPY	53,570,000,000	479,470,397	(3,262,988)
7/18/06	NZD	261,200,000	165,585,115	(2,087,123)
				$(18,057,473)

Forward Cross Currency Contracts

					Net Unrealized
Settlement					Appreciation
Date	Deliver/Units of Currency		Receive/In Exchange For		(Depreciation)
8/15/06	EUR	34,700,000	CHF	53,735,726	$(232,865)
6/13/06	SEK	797,676,410	EUR	85,500,000	(819,485)
6/13/06	EUR	120,600,000	SEK	1,125,100,920	1,149,999
8/01/06	EUR	172,200,000	NOK	1,343,087,500	158,714
					$256,363

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)
Buys
948	Euro Bobl	June 2006	$133,381,439	$309,666
1,941	EURO Bund	June 2006	288,639,258	1,266,809
3	Japanese Government Bond 10 Yr. (LIF)	June 2006	3,556,178	524
1,453	U.S. Long Bond (CBT)	September 2006	154,335,844	(1,117,539)
2,111	U.S. Treasury Note 10 Yr.	September 2006	221,490,078	(981,357)
26	U.S. Treasury Note 5 Yr. (CBT)	September 2006	2,693,844	(8,622)
				$(530,519)
Sales
1,084	Australian Government Bond 10 Yr.	June 2006	$83,275,596	$1,706,986
1,886	Australian Government Bond 3 Yr.	June 2006	143,090,782	1,158,773
5,545	Canadian Government Bond 10 Yr.	September 2006	558,929,959	4,325,320
203	Japanese Government Bond 10 Yr. (TSE)	June 2006	241,085,610	(259,831)
1,746	UK Gilt Long Bond	September 2006	358,560,605	27,415
				$6,958,663

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

4

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	4/2/2007	Lehman Brothers	Receive	0.52%	General Electric Capital Corp.	$23,545
3,000,000	USD	4/17/2007	UBS AG	Receive	0.80%	EOP Operating LP	21,310
3,000,000	USD	4/17/2007	UBS AG	Receive	0.47%	Goldman Sachs Group, Inc.	11,599
3,000,000	USD	4/17/2007	Bear Stearns	Receive	1.28%	National Rural Utilities Cooperative Finance Corp.	36,306
10,000,000	USD	12/20/2007	Citigroup	Receive	2.41%	AOL Time Warner, Inc.	382,545
5,000,000	USD	6/20/2008	Lehman Brothers	Receive	0.50%	Dominion Resources, Inc.	33,284
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.48%	Household Finance Corp.	39,959
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.65%	Kraft Foods, Inc.	59,769
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Norfolk Southern Corp.	33,579
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Washington Mutual, Inc.	24,861
10,000,000	USD	9/20/2008	Deutsche Bank AG	Receive	0.32%	American International Group, Inc.	54,454
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	56,783
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	1.13%	United Mexican States	93,460
5,000,000	USD	6/20/2009	Citigroup	Receive	0.25%	ConocoPhillips Co.	21,432
5,000,000	USD	6/20/2009	Barclays Bank PLC	Receive	0.91%	Sprint Capital Corp.	114,591
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	0.67%	Wyeth Energy	83,314
5,000,000	USD	9/20/2009	UBS AG	Receive	0.59%	Capital One Bank	72,725
5,000,000	USD	9/20/2009	Citigroup	Receive	0.30%	Coca-Cola Enterprises, Inc.	30,679
5,000,000	USD	9/20/2009	Citigroup	Receive	0.69%	Comcast Cable Communications, Inc.	76,994
5,000,000	USD	9/20/2009	UBS AG	Receive	0.62%	Devon Energy Corp.	73,298
5,000,000	USD	9/20/2009	Barclays Bank PLC	Receive	0.54%	Duke Energy Corp.	60,137
5,000,000	USD	9/20/2009	Citigroup	Receive	0.25%	International Business Machines	25,649
5,000,000	USD	9/20/2009	UBS AG	Receive	0.53%	Kinder Morgan Energy Partners LP	7,690
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	16,392
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Bank of America Corp.	21,727
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	33,386

5

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Citigroup, Inc.	21,439
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.82%	Clear Channel Communications, Inc.	35,300
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	39,351
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.26%	Morgan Stanley	13,280
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	40,475
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	9,521
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaueser Co.	11,346
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.30%	Credit Suisse First Boston (USA), Inc.	29,890
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	HSBC Finance Corp.	24,983
5,000,000	USD	6/20/2010	UBS AG	Receive	0.29%	JP Morgan Chase Bank	26,759
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	Lehman Brothers Holdings, Inc.	18,875
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	15,216
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.27%	Merrill Lynch & Co., Inc.	19,066
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Energy LLC	21,552
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	19,294
5,000,000	USD	6/20/2010	UBS AG	Receive	0.36%	The Bear Stearns Companies, Inc.	28,637
5,000,000	USD	6/20/2010	UBS AG	Receive	0.34%	The Goldman Sachs Group, Inc.	24,719
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Co.	(15,793)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corp.	12,145
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	9,396
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	7,808
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	54,073
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	29,691
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	21,072
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	14,902
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	48,395
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	6,708
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	HSBC Finance Corp.	8,838
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties Limited Partnership	(2,862)
4,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.12%	Citigroup, Inc.	879
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	(3,822)

6

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telecom International Finance B.V.	909
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	1,379
4,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.20%	Morgan Stanley	(6,755)
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	1,543
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	(1,101)
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	(3,857)
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	(11,594)
15,376,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	105,279
24,800,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	169,806
9,920,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	67,922
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	14,967
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	2,993
25,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	14,967
20,000,000	USD	12/20/2015	Deutsche Bank AG	Receive	0.70%	Reference security within CDX Index	115,424
15,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	86,568
10,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	57,714
25,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	144,280
							$2,861,045

7

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
26,000,000	SEK	9/20/2008	Deutsche Bank AG	Receive	3.20%	3 month SEK STIBOR	$(24,082)
438,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	(405,694)
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(813,324)
1,217,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(3,077,054)
516,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(1,304,651)
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(715,129)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(698,662)
256,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(959,759)
331,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(1,240,938)
99,000,000	CHF	9/20/2013	Merrill Lynch	Receive	2.60%	6 month CHF LIBOR	(1,892,031)
8,500,000	USD	10/24/2013	JP Morgan Chase Bank	(Pay)	4.70%	3 month LIBOR	472,290
551,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(3,313,000)
300,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(1,803,811)
81,000,000	SEK	9/20/2016	Merrill Lynch	Receive	3.75%	3 month SEK STIBOR	(487,029)
67,700,000	CHF	9/20/2016	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(2,029,135)
60,000,000	CHF	9/20/2016	Merrill Lynch	Receive	2.70%	6 month CHF LIBOR	(1,798,347)
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(591,252)
							$(20,681,608)

8

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
35,000,000	USD	6/30/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	$(36,737)
245,000,000	USD	6/30/2006	UBS AG	1 month LIBOR - 0.01%	Return on Lehman Mortgage Total Return Index	(1,490,005)
30,000,000	USD	7/31/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	(157,514)
15,000,000	USD	7/31/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	(15,744)
150,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	(594,666)
75,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	(296,708)
55,000,000	USD	8/31/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	(288,775)
163,000,000	USD	8/31/2006	Lehman Brothers	1 month LIBOR - 0.01%	Return on Lehman Mortgage Total Return Index	(991,310)
130,000,000	USD	8/31/2006	UBS AG	1 month LIBOR - 0.01%	Return on Lehman Mortgage Total Return Index	(790,615)
400,000,000	USD	10/31/2006	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	(744,995)
350,000,000	USD	1/31/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	(1,387,554)
85,000,000	USD	4/30/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	21,085
155,000,000	USD	5/31/2007	UBS AG	1 month LIBOR - 0.025%	Return on Lehman Mortgage Total Return Index	0
						$(6,773,538)

9

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

144A  – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR – London Interbank Offered Rate
MTNA – Medium Term Note – Series A
STIBOR – Stockholm Interbank Offered Rate
TBA – To Be Announced – Delayed Delivery Security
TBD – To Be Determined
(a)	Security is backed by the U.S. Government.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 36.5% of net assets.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATION(S) — 3.8%
	United States — 3.8%
	U.S. Government
18,271,200	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,081,985
5,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (b)	4,944,531
	Total United States	24,026,516
	TOTAL DEBT OBLIGATION(S) (COST $24,415,011)	24,026,516

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.1%
	Currency Options — 0.1%
49,200,000	AUD Call/USD Put, Expires 06/07/06, Strike 0.744	589,248
	TOTAL CALL OPTIONS PURCHASED (COST $909,771)	589,248

Principal Amount	Description	Value ($)
	FORWARD START OPTIONS — 0.0%
	Currency Options — 0.0%
6,740,000,000	JPY Put/USD Call, Expires 09/18/06, Strike TBD	20,152
	TOTAL FORWARD START OPTIONS (COST $0)	20,152

Shares	Description	Value ($)
	MUTUAL FUND(S) — 96.3%
	Affiliated Issuer(s) — 96.3%
1,733,693	GMO Emerging Country Debt Fund, Class III	18,931,927
17,745,295	GMO Short-Duration Collateral Fund	460,135,511
5,496	GMO Special Purpose Holding Fund	25,609
4,913,830	GMO World Opportunity Overlay Fund	125,744,902
	TOTAL MUTUAL FUND(S) (COST $596,729,519)	604,837,949

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.2%
1,372,356	Merrimac Cash Series-Premium Class	1,372,356
	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,372,356)	1,372,356
	TOTAL INVESTMENTS — 100.4% (Cost $623,426,657)	630,846,221
	Other Assets and Liabilities (net) — (0.4%)	(2,402,122)
	TOTAL NET ASSETS — 100.0%	$628,444,099

1

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$623,627,815	$8,166,795	$(948,389)	$7,218,406

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$29,019,205	$—	$9,200,000	$—	$—	$18,931,927
GMO Short-Duration Collateral Fund	701,705,018	41,200,000	291,200,000	—	—	460,135,511
GMO Special Purpose Holding Fund	45,229	—	—	—	214,293	25,609
GMO World Opportunity Overlay Fund	191,497,233	800,000	69,050,000	—	—	125,744,902
Totals	$922,266,685	$42,000,000	$369,450,000	$—	$214,293	$604,837,949

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/08/06	AUD	20,200,000	$15,180,526	$(49,264)
8/29/06	CAD	26,200,000	23,841,205	163,906
6/27/06	CHF	104,700,000	86,148,714	10,487
7/11/06	EUR	43,300,000	55,622,979	597,300
6/20/06	GBP	45,500,000	85,113,750	4,307,108
7/25/06	JPY	5,090,000,000	45,557,296	(200,620)
7/18/06	NZD	43,400,000	27,512,994	154,874
6/02/06	SEK	7,126,000	985,888	(956)
				$4,982,835

2

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Sales
8/08/06	AUD	89,600,000	$67,335,402	$1,114,295
6/02/06	CHF	750,000	615,486	1,291
6/27/06	CHF	65,900,000	54,223,498	(2,135,275)
7/11/06	EUR	76,000,000	97,629,247	(2,555,725)
6/20/06	GBP	36,200,000	67,716,873	44,646
7/25/06	JPY	14,280,000,000	127,811,037	(869,805)
7/18/06	NZD	73,900,000	46,848,162	(552,051)
				$(4,952,624)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
8/15/06	EUR	8,900,000	CHF	13,782,362	$(59,726)
6/13/06	SEK	258,445,310	EUR	27,700,000	(267,822)
6/13/06	EUR	35,000,000	SEK	326,735,310	363,309
8/01/06	EUR	42,000,000	NOK	327,600,000	41,629
8/01/06	NOK	49,108,500	EUR	6,300,000	(1,046)
					$76,344

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1,299	EURO BOBL	June 2006	$182,766,338	$(1,160,658)
2,659	EURO Bund	June 2006	395,410,504	(5,795,930)
2,000	Federal Fund 30 day	June 2006	791,479,980	(48,307)
12	Japanese Government Bond 10 Yr. (LIF)	June 2006	14,224,710	2,096
98	UK Gilt Long Bond	September 2006	20,125,395	(19,432)
				$(7,022,231)
Sales
202	Australian Government Bond 10 Yr.	June 2006	$15,518,146	$375,377
351	Australian Government Bond 3 Yr.	June 2006	26,630,363	247,390
858	Canadian Government Bond 10 Yr.	September 2006	86,485,465	823,130
54	Japanese Government Bond 10 Yr. (TSE)	June 2006	64,131,148	(71,271)
175	U.S. Long Bond	September 2006	18,588,281	133,372
112	U.S. Treasury Note 10 Yr.	September 2006	11,751,250	52,108
648	U.S. Treasury Note 5 Yr.	September 2006	67,138,875	286,245
				$1,846,351

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

3

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Date Expiration	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
51,000,000	SEK	9/20/2008	Deutsche Bank AG	Receive	3.20%	3 month SEK STIBOR	$(47,238)
191,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	(176,912)
67,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(169,402)
231,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(584,059)
158,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(592,351)
19,000,000	CHF	9/20/2013	Merrill Lynch	Receive	2.60%	6 month CHF LIBOR	(363,117)
136,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(817,728)
80,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(481,016)
17,700,000	CHF	9/20/2016	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(530,512)
10,000,000	CHF	9/20/2016	Merrill Lynch	Receive	2.70%	6 month CHF LIBOR	(299,725)
							$(4,062,060)

Total Return Swaps

Notional Amount		Date Expiration	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
3,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$(5,230)

4

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:
LIBOR – London Interbank Offered Rate
STIBOR – Stockholm Interbank Offered Rate
TBD – To Be Determined
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 36.3% of net assets.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 96.4%
	United States — 96.4%
	Affiliated Issuer(s)
2,894,980	GMO International Growth Equity Fund, Class III	90,554,967
2,682,063	GMO International Intrinsic Value Fund, Class IV	91,807,024
		182,361,991
	TOTAL MUTUAL FUND(S) (COST $165,063,758)	182,361,991

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	China — 0.0%
796	China Digicontent Co Ltd * (a) (b)	1
	United Kingdom — 0.0%
19,018	British Energy Plc (Deferred Shares) * (a) (b)	—
	TOTAL COMMON STOCKS (COST $19)	1

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.9%
5,500,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	5,500,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $5,500,000)	5,500,000
	TOTAL INVESTMENTS — 99.3% (Cost $170,563,777)	187,861,992
	Other Assets and Liabilities (net) — 0.7%	1,218,413
	TOTAL NET ASSETS — 100.0%	$189,080,405

1

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$170,563,777	$17,298,233	$(18)	$17,298,215

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO International Growth Equity Fund, Class III	$353,206,539	$—	$293,300,000	$—	$—	$90,554,967
GMO International Intrinsic Value Fund, Class IV	365,708,285	—	303,000,000	—	—	91,807,024
Totals	$718,914,824	$—	$596,300,000	$—	$—	$182,361,991

2

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	CAD	627,212	$570,707	$8,585
8/25/06	NZD	1,187,140	750,700	14,814
8/25/06	SGD	8,439,417	5,368,211	(5,353)
				$18,046
Sales
8/25/06	AUD	12,752,255	$9,580,399	$24,745
8/25/06	CHF	9,962,389	8,251,328	66,497
8/25/06	DKK	61,063,194	10,548,506	27,016
8/25/06	EUR	45,268,538	58,333,536	129,934
8/25/06	GBP	23,203,054	43,457,186	248,879
8/25/06	HKD	20,411,381	2,634,968	1,066
8/25/06	JPY	6,196,288,844	55,722,904	656,774
8/25/06	NOK	14,706,437	2,431,467	(7,650)
8/25/06	SEK	36,970,794	5,151,044	(16,566)
				$1,130,695

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund, or underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 88.9% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on modeling tools by a third party vendor.

3

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%
	Australia — 0.5%
38,403	BHP Billiton Ltd	835,796
141,670	Qantas Airways Ltd	337,641
12,038	Woodside Petroleum Ltd	398,648
		1,572,085
	Austria — 0.5%
1,846	Boehler Uddeholm (Bearer)	384,083
6,560	OMV AG	381,902
4,767	Voestalpine AG	676,776
		1,442,761
	Belgium — 1.0%
24,416	Dexia	599,124
44,904	Fortis (a)	1,639,216
1,751	KBC Groep NV	188,214
13,886	UCB SA	725,839
		3,152,393
	Canada — 2.0%
8,000	Alcan Inc	414,344
23,600	BCE Inc	568,843
10,800	Canadian National Railway Co	477,985
22,900	Canadian Natural Resources	1,205,810
10,000	EnCana Corp	504,403
6,200	Husky Energy Inc	364,176
21,900	Imperial Oil Ltd	787,724
25,500	Petro-Canada	1,157,976
20,800	Royal Bank of Canada	849,750
		6,331,011
	Finland — 1.3%
60,800	Fortum Oyj	1,513,650
10,600	Metso Oyj	377,706
20,750	Rautaruukki Oyj	623,556
30,000	Sampo Oyj Class A	577,468
44,400	UPM-Kymmene Oyj	951,299
		4,043,679
	France — 4.1%
15,558	Air France	335,182
3,783	Assurances Generales de France	458,160
9,888	Axa	344,110
25,057	BNP Paribas (a)	2,337,764
9,877	Carrefour SA	573,504
6,119	Casino Guichard-Perrachon SA	468,503
14,668	Cie de Saint-Gobain	1,027,889
11,625	Credit Agricole SA	434,134
6,199	Lafarge SA (a)	743,190
7,488	Michelin SA Class B	490,311
14,780	Peugeot SA (a)	940,296

1

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

9,928	Renault SA	1,142,646
16,874	Sanofi-Aventis (a)	1,592,179
2,931	Societe Generale	451,997
27,128	Total SA (a)	1,759,598
		13,099,463
	Germany — 4.1%
14,203	Altana AG	844,591
28,638	Bayerische Motoren Werke AG	1,476,816
15,248	Commerzbank AG	573,432
7,476	DaimlerChrysler AG (Registered)	392,955
5,596	Deutsche Bank AG (Registered) (a)	643,071
3,099	Deutsche Boerse AG (a)	403,194
24,526	Deutsche Post AG (Registered)	662,460
5,874	Deutsche Postbank AG	412,103
5,285	E. On AG	612,207
7,779	Hannover Rueckversicherungs AG (Registered) (a)	284,389
21,589	KarstadtQuelle AG * (a)	605,931
4,526	Linde AG	375,760
6,499	Muenchener Rueckversicherungs AG (Registered)	878,742
11,175	RWE AG	955,874
9,667	Schering AG	1,054,435
39,147	ThyssenKrupp AG	1,343,369
22,902	Volkswagen AG (a)	1,621,876
		13,141,205
	Hong Kong — 0.4%
120,000	CLP Holdings Ltd	687,974
117,000	Hong Kong & China Gas	261,982
110,000	Hong Kong Electric Holdings Ltd	484,412
		1,434,368
	Ireland — 0.3%
62,472	Bank of Ireland	1,092,328
	Italy — 2.1%
51,834	Banca Monte dei Paschi di Siena SPA	302,245
64,305	Capitalia SPA	532,538
209,117	Enel SPA	1,864,242
112,390	ENI SPA	3,388,940
45,328	Fiat SPA * (a)	607,917
		6,695,882
	Japan — 17.0%
15,000	Aeon Co Ltd	321,244
47,000	Bank of Yokohama Ltd	335,765
4,100	Canon Inc	287,009
48,200	Chubu Electric Power Co Inc	1,328,150

2

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

60,000	Cosmo Oil Co Ltd	290,211
82,000	Dainippon Ink and Chemicals Inc	314,146
37,000	Daiwa Securities Group Inc	459,348
10,500	Denso Corp	367,112
70	East Japan Railway Co	500,954
15,300	Eisai Co Ltd	696,976
13,080	Electric Power Development Co	482,778
98,000	Fuji Heavy Industries Ltd	582,353
95,000	Hitachi Ltd	645,058
67,000	Hokuhoku Financial Group Inc	282,665
22,800	Honda Motor Co Ltd	1,503,417
12,000	Hoya Corp	459,995
44	Inpex Holdings Inc *	389,391
172,000	Isuzu Motors Ltd (a)	602,035
125,000	Itochu Corp	1,064,610
295	Japan Tobacco Inc	1,053,660
14,000	JGC Corp	209,356
35,000	Kajima Corp	172,332
39,700	Kansai Electric Power Co Inc	946,018
18,000	Kao Corp	449,101
44,000	Kawasaki Kisen Kaisha Ltd (a)	275,875
160,000	Kobe Steel Ltd	530,739
24,000	Komatsu Ltd	483,876
29,000	Kyushu Electric Power Co Inc	673,840
163,000	Marubeni Corp	887,001
33,000	Matsushita Electric Industrial Co Ltd	718,057
119,000	Mazda Motor Corp	719,801
101,800	Mitsubishi Corp	2,163,267
24,000	Mitsubishi Estate Co Ltd	472,573
76,000	Mitsubishi Heavy Industries	337,975
94	Mitsubishi Tokyo Financial Group Inc	1,291,627
104,000	Mitsui & Co	1,475,135
35,000	Mitsui Chemicals Inc	247,383
18,000	Mitsui Fudosan Co Ltd	369,822
38,000	Mitsui Trust Holding Inc	457,645
182	Mizuho Financial Group Inc	1,480,362
6,400	Murata Manufacturing Co Ltd	417,380
24,000	Nikko Cordial Corp	354,130
148,000	Nissan Motor Co	1,791,563
3,400	Nitto Denko Corp	262,429
36,400	Nomura Holdings Inc	716,751
22,000	Olympus Optical Co Ltd	601,342
2,930	ORIX Corp	846,796
167,000	Osaka Gas Co Ltd	584,036
25,800	Pioneer Corp	428,716
189	Resona Holdings Inc	572,289
15,000	Ricoh Company Ltd	293,894
7,000	Secom Co	353,709
16,000	Seven & I Holdings Co Ltd	554,227
47,000	Shimizu Corp	272,874
12,900	Shin-Etsu Chemical Co Ltd	726,441

3

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

27,700	Softbank Corp (a)	676,950
9,400	Sony Corp	424,263
34,000	Sumitomo Chemical Co Ltd	293,121
102,000	Sumitomo Corp	1,333,535
21,000	Sumitomo Electric Industries Ltd	301,960
181,000	Sumitomo Metal Industries Ltd	811,569
69	Sumitomo Mitsui Financial Group Inc	705,252
11,000	Sumitomo Realty & Development Co Ltd	267,040
41,000	Sumitomo Trust & Banking Co Ltd	394,467
79,000	Taisei Corp	301,044
25,000	Taisho Pharmaceutical Co Ltd	459,758
41,900	Takeda Pharmaceutical Co Ltd	2,714,421
31,000	Teijin Ltd	220,591
34,200	Tohoku Electric Power Co Inc	791,891
42,900	Tokyo Electric Power Co Inc	1,178,586
153,000	Tokyo Gas Co Ltd	764,707
57,000	TonenGeneral Sekiyu KK (a)	600,062
32,000	Toppan Printing Co Ltd	401,959
39,000	Toray Industries Inc	345,848
75,000	Toshiba Corp	506,104
15,500	Toyo Seikan Kaisha Ltd	287,194
87,100	Toyota Motor Corp	4,660,846
6,000	UNY Co Ltd	94,187
15,000	Urban Corp	182,539
69	West Japan Railway Co	293,085
9,800	Yamaha Motor Co Ltd	263,353
		54,379,571
	Netherlands — 3.7%
89,673	ABN Amro Holdings NV	2,477,337
75,145	Aegon NV	1,253,340
14,213	Akzo Nobel NV	768,731
5,197	Corio NV	313,992
25,693	Heineken NV	1,027,162
120,266	ING Groep NV	4,711,370
7,778	Koninklijke DSM	330,032
4,168	Rodamco Europe NV	412,882
10,955	TNT NV	403,272
		11,698,118
	Norway — 0.8%
24,300	Norsk Hydro ASA	684,591
63,850	Statoil ASA	1,874,962
		2,559,553
	Singapore — 1.3%
206,000	Capitaland Ltd	535,259
30,000	Fraser & Neave Ltd	365,499
29,000	Keppel Corp Ltd	248,487
145,000	Keppel Land Ltd	371,158

4

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

234,000	Sembcorp Industrie	446,361
26,000	Singapore Airlines Ltd	205,072
297,000	Singapore Technologies Engineering Ltd	532,676
1,008,000	Singapore Telecommunications	1,618,763
		4,323,275
	Spain — 0.5%
16,419	Endesa SA	550,310
29,225	Iberdrola SA	937,833
		1,488,143
	Sweden — 0.7%
14,600	Electrolux AB	405,291
28,850	Hennes & Mauritz AB Class B	1,043,640
43,500	Nordea AB	525,445
10,100	Svenska Cellulosa Series B	420,791
		2,395,167
	Switzerland — 2.7%
67,501	ABB Ltd	851,885
4,500	Alcon Inc	486,360
9,209	Compagnie Financiere Richemont AG Class A	430,286
15,680	Credit Suisse Group	906,856
11,128	Roche Holding AG (Non Voting)	1,733,780
985	Serono SA	626,545
1,824	Swisscom AG (Registered)	588,530
11,509	UBS AG (Registered)	1,304,203
8,185	Zurich Financial Services AG *	1,850,921
		8,779,366
	United Kingdom — 11.0%
30,613	Anglo American Plc	1,230,345
12,744	AstraZeneca Plc	673,662
77,144	Aviva Plc	1,070,028
41,781	BAA Plc	681,712
54,664	BAE Systems Plc	390,743
69,679	Barclays Plc	805,955
22,131	Barratt Developments Plc	380,834
42,766	BG Group Plc	569,297
41,695	BHP Billiton Plc	814,427
20,319	Boots Group Plc	268,193
64,115	BP Plc	755,771
63,085	British Airways Plc *	402,531
40,070	British American Tobacco Plc	1,001,944
296,989	BT Group Plc	1,307,000
47,673	Cadbury Schweppes Plc	456,397
212,828	Centrica Plc	1,110,755
156,659	DSG International Plc	571,449
34,740	Gallaher Group Plc	536,157
42,793	GKN Plc	217,648
32,635	GlaxoSmithKline Plc	902,534
17,546	Hanson Plc	214,447

5

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

68,780	HBOS Plc	1,176,427
30,832	Imperial Tobacco Group Plc	944,236
91,077	J Sainsbury Plc	544,146
133,244	Lloyds TSB Group Plc	1,252,136
37,819	National Grid Plc	429,441
19,150	Next Plc	582,605
14,657	Persimmon Plc	329,297
110,031	Pilkington	337,141
18,134	Rio Tinto Plc	1,006,238
176,081	Royal Bank of Scotland Group	5,681,080
75,395	Royal Dutch Shell Group Class A	2,498,809
43,919	Royal Dutch Shell Plc A Shares	1,451,837
32,262	Scottish & Newcastle Plc	299,261
28,890	Scottish & Southern Energy Plc	611,026
15,518	Severn Trent Plc	327,122
36,404	Taylor Woodrow Plc	228,922
127,016	Tesco Plc	761,645
63,290	Tomkins Plc	334,005
37,303	United Utilities Plc	461,386
400,350	Vodafone Group Plc	921,668
37,756	Wimpey (George) Plc	326,787
19,058	Wolseley Plc	443,474
		35,310,518
	United States — 41.3%
9,300	Abercrombie & Fitch Co.-Class A	538,005
15,400	Advanced Micro Devices, Inc. *	475,706
15,100	Aetna, Inc.	580,746
12,200	Agilent Technologies, Inc. *	425,658
32,100	Albertson’s, Inc.	822,081
30,100	Allied Waste Industries, Inc. *	359,093
20,100	Allstate Corp. (The)	1,105,701
8,400	Alltel Corp.	519,540
59,300	Altria Group, Inc.	4,290,355
6,400	AMBAC Financial Group, Inc.	512,960
11,400	American Electric Power Co., Inc.	390,678
6,600	American Financial Group, Inc.	278,256
15,800	AmerisourceBergen Corp.	688,722
5,400	Anadarko Petroleum Corp.	268,218
17,400	Apple Computer, Inc. *	1,039,998
14,000	Archer-Daniels-Midland Co.	581,980
66,957	AT&T, Inc.	1,744,899
15,500	AutoNation, Inc. *	336,195
4,200	AutoZone, Inc. *	381,066
5,400	Baker Hughes, Inc.	466,020
12,183	Bank of America Corp.	589,657
2,800	Bear Stearns Cos. (The), Inc.	374,500
25,400	Bed Bath & Beyond, Inc. *	893,318
65,100	BellSouth Corp.	2,198,427
8,300	BJ Services Co.	304,195
11,300	Boeing Co.	940,725

6

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

14,400	Broadcom Corp.-Class A *	486,864
14,800	Burlington Northern Santa Fe Corp.	1,145,668
19,500	Capital One Financial Corp.	1,614,015
12,300	Cardinal Health, Inc.	822,993
8,700	Caremark Rx, Inc. *	417,339
12,500	Caterpillar, Inc.	911,875
7,200	CDW Corp.	402,696
22,800	Cendant Corp.	368,676
11,700	Centex Corp.	557,973
6,800	Chesapeake Energy Corp.	208,012
46,405	Chevron Corp.	2,774,555
500	Chicago Mercantile Exchange	220,650
5,800	Cigna Corp.	537,892
12,500	CNA Financial Corp. *	407,250
13,400	Computer Sciences Corp. *	753,750
27,700	Compuware Corp. *	203,872
54,953	ConocoPhillips	3,477,975
13,000	Conseco, Inc. *	313,170
17,100	Convergys Corp. *	318,744
41,100	Corning, Inc. *	996,675
6,400	Coventry Health Care, Inc. *	334,400
24,900	D.R. Horton, Inc.	656,364
119,500	Dell, Inc. *	3,032,910
7,700	Devon Energy Corp.	441,672
4,000	Diamond Offshore Drilling, Inc.	342,960
11,000	Dow Chemical Co.	438,570
20,900	Eastman Kodak Co.	503,899
5,600	Emerson Electric Co.	462,112
5,600	EOG Resources, Inc.	367,696
6,800	Equity Residential REIT	299,880
4,200	Everest RE Group Ltd	375,270
4,600	Express Scripts, Inc. *	337,088
19,300	Exxon Mobil Corp.	1,175,563
55,400	Fannie Mae	2,756,150
8,216	Federated Department Stores, Inc.	598,371
4,800	FedEx Corp.	524,496
13,900	Fidelity National Financial, Inc.	576,711
11,800	First American Corp.	495,246
5,700	First Horizon National Corp.	227,772
7,100	FirstEnergy Corp.	372,182
142,800	Ford Motor Co.	1,022,448
12,200	FPL Group, Inc.	485,926
6,000	Franklin Resources, Inc.	539,700
43,300	Freddie Mac	2,599,732
6,300	Freeport-McMoRan Copper & Gold, Inc.-Class B	352,737
34,100	Gap (The), Inc.	620,620
15,200	Genentech, Inc. *	1,260,992
5,600	General Dynamics Corp.	356,384
35,300	General Motors Corp. (a)	950,629
20,400	Genworth Financial, Inc.-Class A	683,196
10,400	Gilead Sciences, Inc. *	596,232

7

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

4,500	Global Santa Fe Corp.	270,585
9,000	Goldman Sachs Group, Inc.	1,358,550
3,500	Google, Inc.-Class A *	1,301,370
12,800	Halliburton Co.	954,752
17,600	Harley-Davidson, Inc.	877,360
4,900	Hartford Financial Services Group, Inc.	430,906
8,700	Health Net, Inc. *	374,274
80,200	Hewlett-Packard Co.	2,596,876
96,900	Home Depot, Inc.	3,693,828
6,400	Hovnanian Enterprises, Inc. *	203,712
6,800	IndyMac Bancorp, Inc.	312,120
5,000	ITT Industries, Inc.	260,750
20,700	Janus Capital Group, Inc.	372,807
4,000	JC Penney Co., Inc.	243,040
60,500	Johnson & Johnson	3,643,310
6,200	Johnson Controls, Inc.	528,054
9,100	Jones Apparel Group, Inc.	295,204
11,600	KB Home	593,920
23,600	Kraft Foods, Inc.	781,160
25,600	Kroger Co.	514,816
15,200	Lehman Brothers Holdings, Inc.	1,012,472
13,600	Lennar Corp.-Class A	651,576
8,600	Lexmark International, Inc. *	492,350
8,600	Lincare Holdings, Inc. *	320,780
15,000	Loews Corp.	509,700
10,700	Lowe’s Cos., Inc.	666,396
10,200	Marathon Oil Corp.	765,510
7,100	MBIA, Inc.	405,623
4,500	MDC Holdings, Inc.	243,675
22,700	Merck & Co., Inc.	755,683
11,900	Merrill Lynch & Co., Inc.	861,679
5,800	Metlife, Inc.	298,526
6,600	MGIC Investment Corp.	434,742
6,100	Moody’s Corp.	319,030
7,300	Morgan Stanley	435,226
62,200	Motorola, Inc.	1,311,798
32,800	National City Corp.	1,209,664
9,000	National Semiconductor Corp.	231,120
5,300	New Century Financial Corp.	246,821
6,900	NII Holdings, Inc. *	375,774
10,200	Nordstrom, Inc.	375,666
10,100	Norfolk Southern Corp.	532,876
3,300	Northrop Grumman Corp.	213,444
3,100	Nucor Corp.	326,337
600	NVR, Inc. *	365,400
7,400	Occidental Petroleum Corp.	733,266
16,625	Old Republic International Corp.	355,276
42,000	Oracle Corp. *	597,240
6,800	Paychex, Inc.	249,628
8,800	Peabody Energy Corp.	548,592

8

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

364,600	Pfizer, Inc.	8,626,436
4,500	Phelps Dodge Corp.	385,605
6,100	PMI Group (The), Inc.	277,550
5,700	PNC Financial Services Group, Inc.	392,787
7,600	Precision Castparts Corp.	437,988
10,700	Progress Energy, Inc.	449,828
10,900	Prudential Financial, Inc.	830,035
18,100	Pulte Homes, Inc.	587,707
13,300	Qualcomm, Inc.	601,293
7,000	Radian Group, Inc.	427,840
7,700	Rockwell Collins, Inc.	420,420
6,100	Ryder Systems, Inc.	329,583
3,900	Ryland Group, Inc.	191,919
11,600	Sabre Holdings Corp.	248,240
30,200	Safeway, Inc.	712,116
5,900	SanDisk Corp. *	331,993
18,900	Sara Lee Corp.	320,733
27,600	Schlumberger Ltd	1,809,732
6,500	SEI Investment Co.	295,035
4,700	Simon Property Group, Inc. REIT	374,261
10,000	SPX Corp.	526,100
20,900	St. Paul Travelers Cos. (The), Inc.	920,018
3,800	Sunoco, Inc.	260,642
49,900	Tellabs, Inc. *	713,570
40,900	Texas Instruments, Inc.	1,277,307
10,200	Toll Brothers, Inc. *	288,252
5,200	Transocean, Inc. *	423,124
13,100	TXU Corp.	750,630
3,700	Union Pacific Corp.	343,360
9,300	UnitedHealth Group, Inc.	408,828
36,000	UnumProvident Corp.	646,560
4,200	USG Corp. *	386,736
14,100	Valero Energy Corp.	865,035
67,600	Verizon Communications, Inc.	2,109,796
2,800	Vornado Realty Trust	251,692
37,300	Wachovia Corp.	1,995,550
33,649	Washington Mutual, Inc.	1,544,826
8,000	WellPoint, Inc. *	572,640
30,000	Wells Fargo & Co.	1,991,100
4,700	Whirlpool Corp.	422,624
3,400	Whole Foods Market, Inc.	221,000
		132,259,006
	TOTAL COMMON STOCKS (COST $283,734,288)	305,197,892

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.1%
	Germany — 0.1%
8,638	Volkswagen AG 3.38%	433,737
	TOTAL PREFERRED STOCKS (COST $357,352)	433,737

9

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
6,782	Arkema Total SA Rights, Expires 06/26/06 *	24,073
	TOTAL RIGHTS AND WARRANTS (COST $23,807)	24,073

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 8.5%
11,100,000	Barclays Time Deposit, 5.06%, due 06/01/06	11,100,000
14,661,928	The Boston Global Investment Trust (b)	14,661,928
1,400,000	U.S. Treasury Bill, 4.64%, due 08/24/06 (c) (d)	1,384,825
	TOTAL SHORT-TERM INVESTMENT(S) (COST $27,147,068)	27,146,753
	TOTAL INVESTMENTS — 103.9% (Cost $311,262,515)	332,802,455
	Other Assets and Liabilities (net) — (3.9%)	(12,705,373)
	TOTAL NET ASSETS — 100.0%	$320,097,082

10

GMO Developed World Stock Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$311,282,008	$30,067,337	$(8,546,890)	$21,520,447

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	CAD	11,195,845	$10,187,225	$151,993
8/25/06	EUR	222,064	286,154	(297)
8/25/06	JPY	194,311,140	1,747,430	(20,596)
8/25/06	NOK	25,694,423	4,248,150	13,366
8/25/06	NZD	1,891,753	1,196,269	22,695
8/25/06	SEK	83,205,478	11,592,802	37,283
8/25/06	SGD	3,853,682	2,451,280	(2,444)
				$202,000
Sales
8/25/06	AUD	936,156	$703,307	$1,695
8/25/06	CHF	478,604	396,403	3,303
5/26/06	GBP	10,163,428	19,035,166	109,014
8/25/06	HKD	9,168,168	1,183,547	479
				$114,491

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
65	DAX	June 2006	$11,866,885	$(494,642)
1	S&P 500	June 2006	318,025	(13,654)
17	TOPIX	June 2006	2,386,601	(107,717)
				$(616,013)
Sales
7	CAC 40	June 2006	$441,180	$10,206
36	FTSE 100	June 2006	3,855,052	186,676
11	Hang Seng	June 2006	1,122,325	3,718
14	SPI 200	June 2006	1,318,456	(9,547)
				$191,053

11

GMO Developed World Stock Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $13,504,255 collateralized by cash in the amount of $14,661,928 which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 51.9% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION(S) — 9.6%
	Corporate Debt — 0.6%
2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,771,125
	U.S. Government — 2.7%
2,374,680	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,543,134
8,648,368	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	9,032,140
		11,575,274
	U.S. Government Agency — 6.3%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.18%, due 02/01/27	9,925,000
4,500,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.43%, due 12/01/14	4,505,625
4,087,636	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.63%, due 03/30/19	4,100,410
4,517,500	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.24%, due 06/15/12	4,506,206
4,400,004	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.55%, due 01/01/12	4,347,754
		27,384,995
	TOTAL DEBT OBLIGATION(S) (COST $41,648,729)	41,731,394

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Banking — 0.5%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	2,346,536
	TOTAL PREFERRED STOCKS (COST $3,468,874)	2,346,536

Shares	Description	Value ($)
	MUTUAL FUND(S) — 89.7%
	Affiliated Issuer(s) — 89.7%
15,072,405	GMO Short-Duration Collateral Fund	390,827,463
1,483	GMO Special Purpose Holding Fund	6,909
	TOTAL MUTUAL FUND(S) (COST $383,687,816)	390,834,372

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.3%
1,108,649	Merrimac Cash Series-Premium Class	1,108,649
	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,108,649)	1,108,649
	TOTAL INVESTMENTS — 100.1% (Cost $429,914,068)	436,020,951
	Other Assets and Liabilities (net) — (0.1%)	(461,204)
	TOTAL NET ASSETS — 100.0%	$435,559,747

1

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$429,962,518	$7,494,561	$(1,436,128)	$6,058,433

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$440,095,699	$5,700,000	$60,600,000	$—	$—	$390,827,463
GMO Special Purpose Holding Fund	12,202	—	—	—	57,813	6,909
Totals	$440,107,901	$5,700,000	$60,600,000	$—	$57,813	$390,834,372

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
18	U.S. Treasury Note 10 Yr.	September 2006	$1,888,594	$(8,500)
Sales
364	U.S Treasury Note 5 Yr.	September 2006	$37,713,812	$89,359
29	U.S. Long Bond	September 2006	3,080,344	(1,008)
				$88,351

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

Notional Amount		Date Expiration	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
8,500,000	USD	10/24/2013	JP Morgan Chase Bank	(Pay)	4.70%	3 Month LIBOR	$472,290

2

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Date Expiration	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
75,000,000	USD	6/30/2006	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	$(298,583)
175,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	(692,319)
177,000,000	USD	11/30/2006	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	0
25,000,000	USD	4/30/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	5,972
						$(984,930)

Notes to Schedule of Investments:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR – London Interbank Offered Rate
Variable rates – The rates shown on variable rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 43.4% of net assets.

Currency Abbreviations:
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 82.2%
	Argentina — 0.4%
17,200	IRSA Inversiones y Representaciones SA GDR *	202,788
27,965	Tenaris SA ADR	1,031,629
29,147	Transportadora de Gas del Sur ADR* (a)	143,986
		1,378,403
	Brazil — 3.6%
8,569,000	Aes Tiete SA	184,905
186,480	Banco do Brasil SA	4,531,968
22,195,428	Companhia Saneamento Basico SAO PA	1,950,318
46,838	Companhia Siderurgica Nacional SA	1,381,341
33,129,300	Electrobras (Centro)	616,026
7,551	Itausa-Investimentos Itau SA	28,702
2,800	Petroleo Brasileiro SA (Petrobras)	61,025
11,800	Petroleo Brasileiro SA (Petrobras) ADR	1,024,830
74,023	Souza Cruz SA (Registered)	1,043,524
31,500	Unibanco-Uniao de Bancos Brasileiros SA GDR	2,010,645
		12,833,284
	Chile — 1.1%
22,877	Banco De Chile ADR	848,737
10,900	Banco Santander Chile SA ADR	441,995
15,200	Compania Cervecerias Unidas ADR	353,400
42,500	Compania de Telecommunicaciones de Chile ADR	342,125
9,900	Empresa Nacional de Electricidad SA ADR	267,597
69,400	Enersis SA ADR	809,204
17,300	Lan Airlines SA	589,065
13,396	Quinenco SA ADR	148,026
		3,800,149
	China — 7.9%
1,422,000	Aluminum Corp of China Ltd	1,140,672
1,300,000	Bank of Communications Co Ltd	808,146
1,560,000	China Construction Bank Class H	676,136
8,500	China Finance Online Co ADR *	50,575
268,240	China International Marine Containers Co Ltd Class B *	383,687
550,000	China Life Insurance Co Ltd Class H	819,557
1,401,364	China Mobile Ltd	7,228,448
12,872	China Mobile Ltd ADR	332,741
4,887,883	China Petroleum & Chemical Corp Class H	2,935,105
432,000	China Resources Enterprise Ltd	828,886
61,500	China Telecom Corp Ltd ADR	2,003,670
3,849,400	China Telecom Corp Ltd Class H	1,248,690
535,000	Foxconn International Holdings *	1,425,154
2,058,100	Guangdong Investments Ltd	752,032
6,527,553	PetroChina Co Ltd Class H	7,062,636
236,000	Shanghai Industrial Holdings Ltd	466,701
594,000	Zhejiang Southeast Electric Power Co Class B	239,917
		28,402,753

1

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Czech Republic — 0.0%
1,600	Unipetrol *	14,026
	Hungary — 0.3%
600	Egis Rt	80,390
700	Gedeon Richter Right	136,703
3,200	Magyar Telekom *	68,384
3,700	MOL Magyar Olaj es Gazipari Rt (New Shares)	378,970
14,800	OTP Bank	492,333
		1,156,780
	India — 2.8%
41,400	Bharti Televentures *	327,563
63,700	HCL Technologies Ltd	694,198
24,100	HDFC Bank	389,456
21,250	Hindalco Industries Ltd *	12,750
93,000	Hindalco Industries Ltd GDR 144A	356,861
12,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (London International Exchange)	46,200
73,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange)	275,940
40,700	ICICI Bank Ltd	476,356
2,100	ICICI Bank Ltd ADR	55,860
71,657	Mahanagar Telephone Nigam	245,673
61,100	Mahindra & Mahindra Ltd	806,151
61,900	Oil & Natural Gas Corp Ltd	1,491,888
54,348	Reliance Industries Ltd	1,119,852
42,759	Satyam Computer Services Ltd	639,912
11,500	Satyam Computer Services Ltd ADR	369,955
5,700	Siemens India Ltd	605,792
23,400	State Bank of India	420,874
23,494	State Bank of India Ltd GDR	1,020,208
9,700	Tata Consultancy Services Ltd	373,603
15,125	Tata Motors Ltd	257,605
		9,986,697
	Indonesia — 0.8%
2,870,000	Bank Mandiri Persero Tbk PT	526,751
834,000	Bank Rakyat Indonesia *	357,250
103,000	Gudang Garam Tbk PT	106,705
350,000	Indosat Tbk PT	187,867
7,562,120	Matahari Putra Prima Tbk PT	590,309
176,000	Perusahan Gas Negara PT	234,028
1,522,000	Ramayana Lestari Sentosa Tbk PT	125,499
822,224	Telekomunikasi Indonesia Tbk PT	632,122
		2,760,531
	Israel — 2.2%
362,100	Bank Hapoalim B.M.	1,683,689
439,400	Bank Leumi Le	1,648,367
43,800	Check Point Software Technologies Ltd *	846,216
0	IDB Development Corp Ltd	4

2

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

400	Teva Pharmaceutical Industries	14,696
95,500	Teva Pharmaceutical Industries ADR	3,477,155
1,050	The Israel Corp Ltd	411,437
		8,081,564
	Malaysia — 2.3%
1,266,000	Bumiputra-Commerce Holdings Berhad	2,129,607
162,000	Genting Berhad	1,004,726
316,000	Hong Leong Bank Berhad	448,518
224,000	IOI Corp Berhad	925,754
101,000	Kuala Lumpur Kepong Berhad	280,995
498,090	Malakoff Berhad	1,343,650
120,378	Maxis Communications Berhad	293,608
156,753	MISC Berhad	351,902
318,000	Proton Holdings Berhad	508,108
316,585	Public Bank Berhad	549,991
211,090	Sime Darby Berhad	346,139
		8,182,998
	Mexico — 5.2%
236,800	Alfa SA de CV Class A	1,085,568
96,700	America Movil SA de CV Class L ADR	3,158,222
445,771	Cemex SA de CV CPO *	2,532,048
890,600	Grupo Financiero Banorte SA de CV	2,128,552
707,340	Grupo Mexico SA Class B	2,007,965
196,700	Organizacion Soriana SA de CV Class B	849,713
315,800	Telefonos de Mexico SA de CV Class L ADR	6,249,682
179,698	Wal-Mart de Mexico SA de CV Class V	490,950
		18,502,700
	Philippines — 0.5%
4,454,754	Ayala Land Inc	1,121,018
134,400	Equitable PCI Bank *	185,423
245,421	Ginebra San Miguel Inc	109,323
9,436	Philippine Long Distance Telephone	355,087
4,200	Philippine Long Distance Telephone ADR	158,172
		1,929,023
	Poland — 1.3%
16,100	Bank Pekao SA	912,114
168,300	Big Bank Gdanski SA *	310,995
39,700	KGHM Polska Miedz SA	1,270,915
53,900	Polski Koncern Naftowy Orlen SA	947,365
30,800	Powszechna Kasa Oszczednosci Bank Polski SA	348,486
120,500	Telekomunikacja Polska SA	757,207
		4,547,082
	Russia — 10.5%
21,100	JSC Mining & Smelting Co ADR	2,553,100
170,200	Lukoil ADR	13,105,400
4,100	Lukoil ADR 144A	315,700
41,300	Mobile Telesystems ADR	1,239,000
392,644	OAO Gazprom ADR	16,765,899

3

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

16,300	Polyus Gold Co ZAO ADR *	1,010,600
15,700	Rostelecom ADR (a)	381,667
440	Sberbank RF	712,800
12,600	Unified Energy Systems ADR (a)	768,600
4,900	Unified Energy Systems GDR	293,510
13,900	Vimpel-Communications ADR *	581,854
		37,728,130
	South Africa — 8.5%
56,952	ABSA Group Ltd	940,137
31,200	AECI Ltd	270,686
134,700	African Bank Investments Ltd	572,462
11,700	Anglo American Platinum Corp	1,034,175
10,000	AngloGold Ashanti Ltd	460,640
97,200	Barloworld Ltd	1,649,612
126,800	Edgars Consolidated Stores Ltd	654,370
162,300	Foschini Ltd	1,303,195
30,900	Gold Fields Ltd	674,245
32,800	Harmony Gold Mining Co Ltd *	466,087
22,700	Impala Platinum Holdings Ltd	3,819,167
51,400	Imperial Holdings Ltd *	1,099,194
17,600	Investec Ltd	899,085
84,867	Mittal Steel South Africa Ltd	793,687
66,379	Nedcor Ltd	1,135,743
8,100	Pretoria Portland Cement Co Ltd	428,990
213,507	Remgro Ltd	4,250,464
52,700	Reunert Ltd	508,544
667,509	Sanlam Ltd	1,518,675
63,200	Sasol Ltd	2,393,634
114,500	Standard Bank Group Ltd	1,328,327
103,800	Telkom SA Ltd	2,207,294
38,724	Tiger Brands Ltd	878,113
488,450	Woolworths Holdings	1,104,468
		30,390,994
	South Korea — 16.3%
32,370	Cheil Industries Inc	1,137,131
36,060	Daesang Corp *	559,376
7,000	Daewoo International Corp	261,269
61,620	Doosan Infracore Co Ltd	994,889
43,281	Hana Financial Group Inc	1,953,657
71,200	Hanjin Heavy Industry & Construction	1,910,599
21,600	Hanjin Shipping	522,592
33,000	Hynix Semiconductor Inc *	1,106,815
19,070	Hyundai Development Co	960,166
13,300	Hyundai Mobis	1,046,456
59,940	Hyundai Motor Co	4,630,981
42,700	Industrial Bank of Korea	737,968
68,500	KIA Motors Corp	1,166,586
108,020	Kookmin Bank	8,740,157
2,200	Kookmin Bank ADR	177,056

4

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

68,500	Korea Electric Power Corp	2,813,776
50,100	Korean Air Lines Co Ltd	1,807,661
72,500	KT&G Corp	4,258,255
14,500	KT&G Corp GDR 144A	421,950
61,900	LG Corp	1,998,449
71,051	LG Telecom Ltd *	982,444
10,035	NHN Corp *	3,010,913
13,200	POSCO	3,435,289
25,900	Samsung Corp	705,405
46,900	Samsung Heavy Industries Co Ltd	983,120
15,300	Samsung SDI Co Ltd	1,284,801
25,430	Samsung Securities	1,364,117
51,363	Shinhan Financial Group Co Ltd	2,352,576
82,046	SK Corp	5,517,011
6,400	Woongjin Coway Co Ltd	154,504
72,200	Woori Finance Holdings Co Ltd	1,473,410
		58,469,379
	Taiwan — 15.9%
709,918	Acer Inc	1,157,903
1,713,489	Asustek Computer Inc	4,026,584
268,000	AU Optronics Corp	391,330
5,439,533	China Development Financial Holding Corp *	2,037,681
2,609,759	China Steel Corp	2,472,269
686,540	Chinatrust Financial Holding Co	551,195
1,271,000	Chunghwa Telecom Co Ltd	2,384,326
31,050	Chunghwa Telecom Co Ltd ADR	636,214
463,707	Compal Electronics Inc	472,356
640,400	Evergreen Marine Corp	436,975
957,190	Far Eastern Textile Co Ltd	735,869
191,300	Formosa Chemicals & Fibre Co	297,779
630,270	Formosa Plastics Corp	945,289
92,000	Foxconn Technology Co Ltd	726,139
86,000	High Tech Computer Corp	2,532,535
1,231,915	Hon Hai Precision Industry Co Ltd	7,897,773
2,352,662	Inventec Co Ltd	1,592,635
1,072,300	Lite-On Technology Corp	1,669,099
302,800	MediaTek Inc	3,378,926
3,384,000	Mega Financial Holdings Co Ltd	2,412,078
303,425	Nan Ya Plastics Corp	430,837
358,800	Novatek Microelectronics	2,057,363
627,759	Shin Kong Financial Holdings	642,852
698,563	Siliconware Precision Industries Co	877,038
1,482,960	Sinopac Holdings Co *	728,500
1,651,000	Taishin Financial Holdings Co Ltd	1,068,184
2,212,000	Taiwan Cellular Corp	2,206,172
3,830,074	Taiwan Cement Corp	3,244,115
2,988,235	Taiwan Semiconductor Manufacturing Co Ltd	5,603,862
61,499	Taiwan Semiconductor Manufacturing Co Ltd ADR	582,396
2,985,687	Walsin Lihwa Corp	1,276,431
410,288	Wan Hai Lines Ltd	288,048
2,293,000	Yang Ming Marine Transport	1,427,529
		57,188,282

5

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Thailand — 1.5%
189,900	Advanced Info Service Pcl (Foreign Registered) (b)	460,807
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	141,218
88,600	Kasikornbank Pcl (Foreign Registered) (b)	148,969
865,000	Kasikornbank Pcl NVDR (b)	1,408,928
257,200	PTT Exploration & Production Pcl (Foreign Registered) (b)	741,891
219,902	PTT Pcl (Foreign Registered) (b)	1,393,210
144,999	Siam Cement Pcl (Foreign Registered) NVDR (b)	845,117
210,400	Thai Airways International Pcl (Foreign Registered) (b)	248,401
		5,388,541
	Turkey — 1.0%
232,364	Akbank TAS	1,382,737
25,874	Tupras-Turkiye Petrol Rafineriler AS	439,781
65,728	Turkcell Iletisim Hizmet AS	292,796
81,834	Turkiye IS Bankasi Class C	483,426
693,429	Yapi Ve Kredi Bankasi AS *	1,127,908
		3,726,648
	Venezuela — 0.1%
15,000	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	281,850
	TOTAL COMMON STOCKS (COST $213,301,474)	294,749,814

Shares	Description	Value ($)
	PREFERRED STOCKS — 13.4%
	Brazil — 7.9%
63,000	Banco Bradesco SA 7.51%	1,920,104
93,100	Banco Itau Holding Financeira SA 2.79%	2,435,697
59,098,500	Companhia Energetica de Minas Gerais 1.80%	2,256,604
29,578	Companhia Vale do Rio Doce Class A 0.64%	569,304
23,565,000	Geracao Tiete 6.50%	556,389
150,004	Gerdau SA 3.96%	2,075,731
1,463,226	Investimentos Itau SA 3.33%	5,561,841
678,612	Petroleo Brasileiro SA (Petrobras) 1.00%	12,964,791
		28,340,461
	South Korea — 5.5%
10,200	Hyundai Motor Co 2.89%	493,737
38,460	Samsung Electronics Co Ltd (Non Voting) 1.35%	18,839,655
3,000	Samsung SDI Co Ltd 3.88%	156,853
		19,490,245
	TOTAL PREFERRED STOCKS (COST $17,325,197)	47,830,706

Shares	Description	Value ($)
RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
1,959	Vivo Participacoes SA Rights, Expires 06/06/06 * (b)	—

6

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.0%
13,800,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	13,800,000
632,575	The Boston Global Investment Trust (c)	632,575
	TOTAL SHORT-TERM INVESTMENT(S) (COST $14,432,575)	14,432,575
	TOTAL INVESTMENTS — 99.6% (Cost $245,059,246)	357,013,095
	Other Assets and Liabilities (net) — 0.4%	1,494,872
	TOTAL NET ASSETS — 100.0%	$358,507,967

7

GMO Emerging Countries Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$245,154,779	$118,438,609	$(6,580,293)	$111,858,316

Notes to Schedule of Investments:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
Foreign Registered–Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $655,769 collateralized by cash in the amount of $632,575, which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 63.6% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATION(S) — 77.9%
		Argentina — 7.7%
		Foreign Government Obligations
USD	24,087	Republic of Argentina, 8.28%, due 12/31/33	21,462
USD	3,433,525	Republic of Argentina Capitalization Bond, 12.25%, due 06/19/18 (a)	1,072,976
USD	45,720,000	Republic of Argentina Capitalization Bond, 12.00%, due 06/19/31 (a)	14,287,500
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	17,600,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,383,399
ARS	220,171,475	Republic of Argentina GDP linked, 0.00%, due 12/15/35	21,537,840
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a)	788,075
ARS	7,227,907	Republic of Argentina Global Bond, 2.00%, due 02/04/18	2,503,252
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	7,963,500
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,148,610
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	920,400
USD	31,390,000	Republic of Argentina Global Bond, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 10.29%, due 04/06/49 (a)	6,591,900
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	55,504
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27 (a)	2,400,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	7,355,363
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,343,053
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38	3,170,685
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	8,250,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	329,800
EUR	132,500,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	59,140,895
USD	140,600,000	Republic of Argentina, Step Up, 1.33%, due 12/31/38	48,858,500
		Total Argentina	207,722,714
		Belize — 0.1%
		Foreign Government Obligations
USD	4,000,000	Belize Government International Bond, 9.50%, due 08/15/12	3,400,000
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	24,739,120	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	13,972,329

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

		Brazil — 7.9%
		Foreign Government Obligations
USD	4,153,226	Brazil MYDFA Trust Certificates, 144A, Variable Rate, 6 mo. LIBOR + .81%, 5.94%, due 09/15/07	4,153,226
USD	12,625,000	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	12,618,687
USD	494,320	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	484,187
USD	14,000,000	Republic of Brazil, 8.75%, due 02/04/25	14,889,000
USD	56,000,000	Republic of Brazil, 8.25%, due 01/20/34 (b)	56,840,000
USD	101,000,000	Republic of Brazil, 11.00%, due 08/17/40	123,018,000
		Total Brazil	212,003,100
		China — 0.3%
		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	7,876,210
		Colombia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,800,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,503,000
		Total Colombia	13,303,000
		Costa Rica — 0.3%
		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,165,000
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,563,300
		Total Costa Rica	7,728,300
		Dominican Republic — 1.9%
		Foreign Government Obligations
USD	9,000,000	Dominican Republic Bond, 144A, 8.63%, due 04/20/27	9,112,500
USD	2,061,291	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 5.81%, due 08/30/09	2,053,046
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 08/30/24	40,429,150
		Total Dominican Republic	51,594,696
		Ecuador — 1.4%
		Foreign Government Obligations
USD	2,683,081	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 5.81%, due 02/27/15	1,530,847
USD	2,000,000	Republic of Ecuador, Reg S, 9.38%, due 12/15/15	2,030,000
USD	33,587,000	Republic of Ecuador, Variable Rate, Step Up, 9.00%, due 08/15/30	32,965,640
		Total Ecuador	36,526,487

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

		El Salvador — 0.5%
		Foreign Government Obligations
USD	7,000,000	Republic of El Salvador, 144A, 7.65%, due 06/15/35	6,860,000
USD	7,000,000	Republic of El Salvador, Reg S, 8.50%, due 07/25/11	7,857,500
		Total El Salvador	14,717,500
		Indonesia — 0.4%
		Foreign Government Obligations
USD	10,500,000	Republic of Indonesia, 144A, 8.50%, due 10/12/35	11,655,000
		Iraq — 0.4%
		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	10,880,000
		Ivory Coast — 1.4%
		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 2.50%, due 03/31/28 (a)	2,496,618
FRF	155,755,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	22,101,189
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 2.50%, due 03/30/18 (a)	12,072,562
		Total Ivory Coast	36,670,369
		Jamaica — 0.8%
		Corporate Debt — 0.7%
USD	17,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	17,535,500
		Foreign Government Obligations — 0.1%
USD	3,000,000	Government of Jamaica, 10.63%, due 06/20/17	3,360,000
		Total Jamaica	20,895,500
		Kazakhstan — 0.1%
		Foreign Government Obligations
USD	4,000,000	Kaztransoil, Reg S, 8.50%, due 07/06/06	4,000,000
		Luxembourg — 0.7%
		Corporate Debt
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	18,430,000
		Malaysia — 1.4%
		Corporate Debt — 1.1%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	13,136,583
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	15,199,154
			28,335,737
		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,580,199
		Total Malaysia	36,915,936

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

		Mexico — 10.1%
		Corporate Debt — 2.5%
USD	12,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	13,380,000
USD	16,500,000	Pemex Project Funding Master Trust, 144A, 10.00%, due 09/15/27	20,006,250
EUR	7,500,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	10,211,377
GBP	7,689,000	Pemex Project Funding Master Trust, Series EMTN, 7.50%, due 12/18/13	15,323,673
ITL	11,955,000,000	Petroleos Mexicanos, Series EMTN, Variable Rate, 11.25% - 12 mo. ITL LIBOR, 8.82%, due 03/04/08	8,584,772
			67,506,072
		Foreign Government Obligations — 7.6%
USD	89,500,000	United Mexican States, 8.30%, due 08/15/31	101,940,500
USD	10,000,000	United Mexican States Global Bond, 11.50%, due 05/15/26	14,600,000
ITL	28,000,000,000	United Mexican States, Series EMTN, 11.00%, due 05/08/17	27,605,855
GBP	29,994,000	United Mexican States, Series GMTN, 6.75%, due 02/06/24	60,337,355
			204,483,710
		Total Mexico	271,989,782
		Nicaragua — 0.3%
		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	8,759,764
		Nigeria — 1.0%
		Foreign Government Obligations
USD	26,000,000	Central Bank of Nigeria Par Bond, Series WW, Step Up, 6.25%, due 11/15/20	25,870,000
		Pakistan — 0.7%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, 144A, 7.88%, due 03/31/36	19,300,000
		Panama — 0.7%
		Foreign Government Obligations
USD	4,000,000	Republic of Panama, 7.13%, due 01/29/26	3,944,000
USD	14,317,875	Republic of Panama PDI Bond, Variable Rate, 6 mo. LIBOR + .81%, 5.56%, due 07/17/16	14,103,107
		Total Panama	18,047,107
		Peru — 3.9%
		Foreign Government Obligations
USD	17,387,250	Peru FLIRB, Series 20 Yr., Variable Rate, Step Up, 5.00%, due 03/07/17	16,604,824
USD	25,000,000	Peru Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.00%, due 03/07/27	17,000,000
USD	4,757,976	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	3,310,362
USD	10,490,607	Peru Trust, Series 97-I-P Class A3, 0.00%, due 12/31/15	5,834,351
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	4,870,000

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due 03/07/27	38,361,950
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	19,092,707
		Total Peru	105,074,194
		Philippines — 5.5%
		Corporate Debt — 0.5%
USD	5,000,000	National Power Corp., 9.63%, due 05/15/28	5,405,000
USD	8,500,000	National Power Corp. Global Bond, 8.40%, due 12/15/16	8,457,500
			13,862,500
		Foreign Government Obligations — 5.0%
USD	59,501,000	Central Bank of the Philippines, Series A, 8.60%, due 06/15/27	62,833,056
USD	4,310,000	Central Bank of the Philippines, Series B, Variable Rate, Step Up, 6.19%, due 12/01/17	4,315,387
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	17,321,579
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	29,374,365
USD	18,500,000	Republic of Philippines, 144A, 7.75%, due 01/14/31	18,037,500
USD	1,600,000	Republic of Philippines, Series 92-B, Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 12/01/09	1,552,000
			133,433,887
		Total Philippines	147,296,387
		Poland — 0.6%
		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., Reg S, 7.75%, due 05/05/09	10,543,430
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,185,700
		Total Poland	16,729,130
		Qatar — 0.4%
		Foreign Government Obligations
USD	7,000,000	Qatar Government International Bond, Reg S, 9.75%, due 06/15/30 (b)	9,870,000
		Russia — 10.0%
		Corporate Debt — 3.4%
USD	14,000,000	RSHB Capital SA, 144A, 7.18%, due 05/16/13	13,986,000
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	7,947,200
USD	70,000,000	Volga Investments Ltd. Notes, Variable Rate, 3 mo. LIBOR + 1.85%, 5.99%, due 04/02/08	70,105,000
			92,038,200
		Foreign Government Obligations — 6.6%
EUR	45,000,000	Aries Vermogensverwaltung, Reg S, 7.75%, due 10/25/09	64,266,653
USD	91,500,000	Aries Vermogensverwaltung, Reg S, 9.60%, due 10/25/14	112,888,125
			177,154,778
		Total Russia	269,192,978
		Serbia — 0.5%
		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	12,870,783

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

		South Africa — 1.3%
		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	3,005,674
		Foreign Government Obligations — 1.2%
EUR	25,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	30,944,006
		Total South Africa	33,949,680
		South Korea — 0.2%
		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,069,634
		Thailand — 0.2%
		Corporate Debt
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	5,016,986
		Tunisia — 0.1%
		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie, Series 6RG, 4.35%, due 08/15/17	3,532,245
		Turkey — 1.8%
		Foreign Government Obligations
USD	56,500,000	Republic of Turkey, 6.88%, due 03/17/36	49,155,000
		Ukraine — 0.7%
		Corporate Debt — 0.3%
USD	9,000,000	Credit Suisse First Boston, The EXIM of Ukraine, 6.80%, due 10/04/12	8,336,700
		Foreign Government Obligations — 0.4%
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, The EXIM of Ukraine, 7.75%, due 09/23/09	9,938,000
USD	373,380	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	383,648
			10,321,648
		Total Ukraine	18,658,348
		United Kingdom — 0.3%
		Asset-Backed Securities
GBP	1,411,638	RMAC Plc, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.03%, due 06/12/35	2,645,223
GBP	2,893,428	RMAC Plc, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 4.98%, due 09/12/35	5,427,467
		Total United Kingdom	8,072,690
		United States — 3.0%
		Asset-Backed Securities — 1.3%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, Variable Rate, 1 mo. LIBOR + .48%, 5.68%, due 05/15/24	2,800,000
USD	516,177	California Infrastructure PG&E, Series 97-1, Class A7, 6.42%, due 09/25/08	516,961

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

USD	985,098	Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 10/25/34	985,590
USD	3,256,332	CHYPS CBO Ltd., Series 1997-1A, Class A2A, 6.72%, due 01/15/10	1,660,729
USD	3,461,570	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.52%, due 10/25/30	3,473,824
USD	4,011,517	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.54%, due 12/02/13	4,013,442
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.38%, due 12/20/09	10,050,000
USD	1,555,832	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.51%, due 12/25/33	1,558,734
USD	203,841	Rhyno CBO Delaware Corp., Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	204,410
USD	10,313,033	SHYPPCO Finance Co., Series II, Class A-2B, 144A, 6.64%, due 06/15/10	10,158,337
			35,422,027
		Corporate Debt — 0.3%
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	7,656,080
		U.S. Government — 1.4%
USD	38,324,990	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (b) (c) (d)	39,289,103
		Total United States	82,367,210
		Uruguay — 4.4%
		Foreign Government Obligations
USD	41,000,000	Oriental Republic of Uruguay, 7.63%, due 03/21/36	38,642,500
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	343,000
USD	1,000,000	Republic of Uruguay, 7.50%, due 03/15/15	990,000
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,671,656
USD	1,000,000	Republic of Uruguay, 7.63%, due 03/21/36	942,500
USD	28,272,020	Republic of Uruguay, PIK Bond, 7.88%, due 01/15/33	27,035,119
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
USD	4,056,000	Uruguay Government International Bond, 7.00%, due 04/07/08	4,106,700
USD	400,000	Uruguay Government International Bond, 7.88%, due 03/25/09	406,000
USD	5,650,000	Uruguay Government International Bond, 7.25%, due 05/04/09	5,607,625
USD	545,000	Uruguay Government International Bond, 8.38%, due 09/26/11	573,814
USD	24,500,000	Uruguay Government International Bond, 8.00%, due 11/18/22	24,163,125
USD	212,139	Uruguay Government International Bond PIK, 7.88%, due 01/15/33	202,858
JPY	1,648,000,000	Uruguay Government International Bond, Series 3BR, 2.50%, due 03/14/11	14,001,606
		Total Uruguay	120,086,943
		Venezuela — 5.0%
		Foreign Government Obligations
EUR	25,000,000	Republic of Venezuela, 11.00%, due 03/05/08	35,611,376
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	13,419,291

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

EUR	5,000,000	Republic of Venezuela, 7.00%, due 03/16/15	6,735,656
USD	24,000,000	Republic of Venezuela, 9.25%, due 09/15/27	28,704,000
USD	18,250,000	Republic of Venezuela, 9.38%, due 01/13/34	21,763,125
USD	413,580	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 5.56%, due 12/18/07 (e)	409,445
USD	4,304,348	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 5.56%, due 12/18/08	4,304,348
CHF	3,808,800	Republic of Venezuela FLIRB, Series SFR, Variable Rate, CHF 6 mo. LIBOR + .88%, 1.75%, due 03/31/07	3,103,467
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	21,412,776
		Total Venezuela	135,463,484
		Vietnam — 0.9%
		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond, Series 30 Yr., Variable Rate, 6 mo. LIBOR + .81%, 4.81%, due 03/13/28	3,830,000
USD	19,750,000	Vietnam Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.75%, due 03/12/28	16,293,750
USD	5,217,391	Vietnam PDI, Series 18 Yr., Variable Rate, Step Up, 5.88%, due 03/12/16	5,178,261
		Total Vietnam	25,302,011
		TOTAL DEBT OBLIGATION(S) (COST $2,033,106,262)	2,100,965,497

Par Value		Description	Value ($)
		LOAN ASSIGNMENTS — 7.2%
		Algeria — 0.9%
JPY	38,110,032	Algeria Tranche 1 Loan Agreement, 6 mo. JPY LIBOR + .81%, (0.94%), due 09/04/10	339,509
JPY	2,425,077,571	Algeria Tranche 3 Loan Agreement, 6 mo. JPY LIBOR + .81%, (2.15%), due 03/04/10	21,604,194
JPY	375,000,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime + .81%, (2.39%), due 03/04/10	3,340,748
			25,284,451
		Argentina — 0.0%
ARS	15,432,863	Argentina INDER Certificates	330,102
		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,342,396
EUR	14,565,612	Republic of Congo Loan Agreement *	3,928,848
FRF	102,097,963	Republic of Congo Loan Agreement *	4,198,346
USD	8,496,466	Republic of Congo Loan Agreement *	1,784,258
EUR	6,987,247	Republic of Congo Loan Agreement *	1,884,701
			13,138,549
		Indonesia — 1.1%
JPY	214,920,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88% (0.95%), due 03/29/13	1,840,364
USD	4,552,180	Republic of Indonesia Loan Agreement, dated January 1, 1994, 6 mo. LIBOR + .88%, (5.10%), due 03/29/13	4,392,854

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

USD	3,837,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	3,453,840
USD	3,837,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	3,453,840
USD	5,116,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	4,605,120
USD	1,961,066	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (4.63%), due 12/01/19	1,794,376
USD	3,438,334	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (4.63%), due 12/01/19	3,146,076
USD	2,811,119	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (4.63%), due 12/01/19	2,572,174
EUR	3,986,211	Republic of Indonesia, Indonesia Paris Club Debt, 4.76%, due 06/01/21 *	3,948,868
			29,207,512
		Morocco — 0.2%
USD	6,136,364	Morocco Tranche A Restructuring and Consolidating Agreement, 6 mo. LIBOR + .81%, (5.69%), due 01/01/09	6,105,682
		Russia — 4.5%
USD	12,727,607	Russia Foreign Trade Obligations * (e)	16,363,185
USD	7,489,028	Russia Foreign Trade Obligations * (e)	9,562,138
USD	1,355,208	Russia Foreign Trade Obligations * (e)	1,774,494
USD	405,117	Russia Foreign Trade Obligations * (e)	504,092
USD	269,844	Russia Foreign Trade Obligations * (e)	338,321
USD	3,281,440	Russia Foreign Trade Obligations * (e)	4,377,008
USD	3,006,950	Russia Foreign Trade Obligations * (e)	3,933,673
ATS	1,208,022	Russia Foreign Trade Obligations * (e)	125,079
ATS	964,717	Russia Foreign Trade Obligations * (e)	95,761
ATS	1,733,698	Russia Foreign Trade Obligations * (e)	165,735
ATS	447,177	Russia Foreign Trade Obligations * (e)	51,594
ATS	631,501	Russia Foreign Trade Obligations * (e)	55,296
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	714,825
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	655,391
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	611,050
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	569,225
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	536,950
NLG	495,100	Russia Foreign Trade Obligations * (e)	322,437
USD	15,060,875	Russia Foreign Trade Obligations * (e)	13,540,673
USD	18,580,206	Russia Foreign Trade Obligations * (e)	23,540,676
USD	7,549,500	Russia Foreign Trade Obligations * (e)	9,887,912
DEM	2,503,894	Russia Foreign Trade Obligations * (e)	1,414,718
FRF	71,883,000	Russia Foreign Trade Obligations * (e)	16,261,136
CHF	231,420	Russia Foreign Trade Obligations * (e)	164,526
USD	10,840,000	Russia Foreign Trade Obligations * (e)	14,280,998
			119,846,893
		TOTAL LOAN ASSIGNMENTS (COST $172,527,071)	193,913,189

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		LOAN PARTICIPATIONS — 8.0%
		Algeria — 0.3%
JPY	100,000,000	Algeria Tranche 3 Loan Agreement (Participation with Salomon Brothers), JPY Long Term Prime + .81%, (2.39%), due 03/04/10	890,866
JPY	672,631,578	Algeria Tranche S1 Loan Agreement (Participation with Merrill Lynch), JPY Long Term Prime + .81%, (2.15%), due 03/04/10	5,992,247
			6,883,113
		Egypt — 0.1%
CHF	6,576,771	Egypt Paris Club Loan (Participation with Standard Chartered Bank), 0.00%, due 01/03/24 *	3,255,377
		Indonesia — 2.1%
USD	27,951,746	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (5.99%), due 02/12/13	25,715,606
JPY	1,270,610,350	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated January 1, 1994, 6 mo. JPY LIBOR + .88%, (0.95%), due 03/29/13	10,936,928
USD	21,714,370	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated September 29, 1995, 3 mo. LIBOR + .88%, (5.42%), due 09/29/19	19,651,505
USD	472,320	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	425,088
USD	472,320	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	425,088
USD	629,760	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (5.56%), due 12/14/19	566,784
			57,720,999
		Poland — 0.6%
JPY	1,860,000,000	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 03/31/09	16,590,848
		Russia — 3.9%
USD	10,000,000	Russia Foreign Trade Obligations (Participation with Banca Lombardi) * (e)	13,137,114
USD	531,297	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	743,392
USD	214,371	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	267,575
USD	81,965	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	107,601
DEM	2,625,598	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	1,919,706
DEM	10,399,680	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	7,033,312
EUR	1,907,524	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.28%, due 08/20/20	2,450,119

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

USD	13,642,947	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.37%, due 08/20/16	13,441,168
EUR	9,647,573	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.45%, due 08/20/20	12,391,825
EUR	23,487,285	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.52%, due 08/20/20	30,168,243
EUR	8,334,743	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.61%, due 08/20/20	10,705,561
USD	965,249	Russian Paris Club Debt (Participation with Mediocredito), Variable Rate, 6 mo. USD LIBOR + .50%, 5.44%, due 08/20/20	942,325
EUR	2,440,650	Russian Paris Club Debt (Participation with Mediocredito), Variable Rate, EURIBOR + .50%, 3.22%, due 08/20/20	3,087,870
USD	8,849,042	Russian Paris Club Debt (Participation with Standard Bank), Variable Rate, 6 mo. USD LIBOR + .05%, 6.37%, due 08/20/16	8,718,165
			105,113,976
		Vietnam — 1.0%
JPY	3,407,242,059	Republic of Vietnam Loan Agreement	26,744,920
		TOTAL LOAN PARTICIPATIONS (COST $175,807,758)	216,309,233

Par Value ($)		Description	Value ($)
		PROMISSORY NOTES — 0.4%
		Dominican Republic — 0.1%
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2007 *	1,088,339
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2008 *	986,325
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009 *	782,455
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010 *	533,255
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011 *	483,403
			3,873,777
		Nigeria — 0.3%
USD	27,000,000	Central Bank of Nigeria Promissory Notes, Series RC, 0.00%, due 1/5/2010	7,020,000
		TOTAL PROMISSORY NOTES (COST $18,123,058)	10,893,777

Principal Amount		Description	Value ($)
		CALL OPTIONS PURCHASED — 1.1%
		Currency Options — 0.7%
USD	40,000,000	Republic of Brazil Real, Expires 04/25/07, Strike 3.24	11,785,331
USD	70,000,000	Republic of Brazil Real, Expires 04/30/08, Strike 2.44	2,615,882
USD	30,000,000	Republic of Brazil Real, Expires 06/20/06, Strike 2.70	5,018,002
			19,419,215
		Options on Bonds — 0.0%
USD	10,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 06/05/06, Strike 154.00	—
USD	10,000,000	Republic of Indonesia, 8.50%, due 10/12/35, Expires 07/10/06, Strike 112.00	35,889

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

USD	15,000,000	Republic of Venezuela, 9.38%, due 01/13/34, Expires 06/02/06, Strike 126.65	—
USD	15,000,000	Republic of Venezuela, 9.38%, due 01/13/34, Expires 06/19/06, Strike 120.50	195,000
			230,889
		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Option, 2.19%, Expires 03/15/10, Strike 2.19	727,531
TWD	1,849,200,000	TWD Interest Rate Floor Option, 2.19%, Expires 03/16/10, Strike 2.19	585,956
			1,313,487
		Options on Interest Rate Swaps — 0.4%
KRW	72,000,000,000	KRW Swaption, Expires 02/24/09, Strike 6.05%	3,200,400
KRW	72,000,000,000	KRW Swaption, Expires 04/08/09, Strike 6.20%	3,533,040
KRW	90,000,000,000	KRW Swaption, Expires 04/27/09, Strike 5.42%	2,873,700
			9,607,140
		TOTAL CALL OPTIONS PURCHASED (COST $19,634,413)	30,570,731

Principal Amount		Description	Value ($)
		PUT OPTIONS PURCHASED — 0.4%
		Currency Options — 0.1%
USD	40,000,000	Republic of Brazil Real, Expires 04/25/07, Strike 3.24	693,005
USD	30,000,000	Republic of Brazil Real, Expires 06/20/06, Strike 2.70	41,069
			734,074
		Options on Bonds — 0.1%
USD	10,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 06/05/06, Strike 148.00	601,779
USD	30,000,000	Republic of Venezuela, 9.250%, due 09/15/27, Expires 06/08/06, Strike 125.55	1,610,423
USD	75,000,000	Russian Federation, 5.00%, due 03/31/30, Expires 06/07/06, Strike 108.25	951,863
			3,164,065
		Options on Interest Rate Swaps — 0.2%
KRW	72,000,000,000	KRW Swaption, Expires 02/24/09, Strike 6.05%	414,720
KRW	50,000,000,000	KRW Swaption, Expires 03/21/11, Strike 5.64%	754,500
KRW	50,000,000,000	KRW Swaption, Expires 03/21/11, Strike 5.64%	1,430,500
KRW	72,000,000,000	KRW Swaption, Expires 04/08/09, Strike 6.20%	360,000
KRW	90,000,000,000	KRW Swaption, Expires 04/27/09, Strike 5.42%	1,586,700
KRW	90,000,000,000	KRW Swaption, Expires 05/28/07, Strike 4.79%	605,700
KRW	90,000,000,000	KRW Swaption, Expires 05/28/07, Strike 4.79%	802,800
			5,954,920
		TOTAL PUT OPTIONS PURCHASED (COST $15,359,261)	9,853,059

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 6.2%
5,242,960	GMO Short-Duration Collateral Fund (f)	135,949,953
21,409	GMO Special Purpose Holding Fund (f)	99,767
1,214,781	GMO World Opportunity Overlay Fund (f)	31,086,254
	TOTAL MUTUAL FUND(S) (COST $164,624,493)	167,135,974

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.8%
	Mexico — 0.2%
48,000	Mexican Government International Bond Warrants, Expires 10/10/06 **	1,632,000
33,077,000	United Mexican States Value Recovery Rights, Series D, Expires 06/30/06 **	205,077
2,942,000	United Mexican States Value Recovery Rights, Series F, Expires 06/30/08 **	73,550
36,000	United Mexican States Warrants, Series XW20, Expires 09/01/06 **	2,340,000
		4,250,627
	Nigeria — 0.1%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	3,750,000
	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, Series VRRB, Expires 01/02/21 **	—
	Venezuela — 0.5%
164,215	Republic of Venezuela Bond Warrants, Expires 04/18/20 **	5,665,418
262,360	Republic of Venezuela Recovery Warrants, Expires 04/15/20 **	9,051,420
		14,716,838
	TOTAL RIGHTS AND WARRANTS (COST $2,460,000)	22,717,465

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.7%
18,089,976	Merrimac Cash Series-Premium Class	18,089,976
	TOTAL SHORT-TERM INVESTMENT(S) (COST $18,089,976)	18,089,976
	TOTAL INVESTMENTS — 102.7% (Cost $2,619,732,292)	2,770,448,901
	Other Assets and Liabilities (net) — (2.7%)	(73,461,247)
	TOTAL NET ASSETS — 100.0%	$2,696,987,654

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,625,209,123	$303,958,219	$(158,718,441)	$145,239,778

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Short-Duration Collateral Fund	$98,479,942	$62,000,000	$26,000,000	$—	$—	$135,949,953
GMO Special Purpose Holding Fund	176,198	—	—	—	834,825	99,767
GMO World Opportunity Overlay Fund	29,650,120	1,000,000	—	—	—	31,086,254
Totals	$128,306,260	$63,000,000	$26,000,000	$—	$834,825	$167,135,974

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
7/11/06	EUR	53,500,000	$68,725,852	$1,880,852
Sales
6/27/06	CHF	8,000,000	$6,582,519	$(379,285)
7/11/06	EUR	338,600,000	434,963,989	(21,548,287)
6/20/06	GBP	50,000,000	93,531,593	(5,776,843)
10/25/06	HKD	382,500,000	49,422,615	577,385
11/01/06	HKD	190,000,000	24,552,473	447,527
7/25/06	JPY	12,000,000,000	107,404,233	48,138
				$(26,631,365)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1,800	Federal Funds 30 day	June 2006	$712,331,982	$(43,477)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	70,000,000	Deutsche Bank, 4.50%, dated 3/23/06, to be repurchased on demand at face value plus accrued interest.	$(70,551,709)
USD	5,133,600	Chase Manhattan Bank, 4.50%, dated 5/8/06, to be repurchased on demand at face value plus accrued interest.	(5,147,717)
USD	26,556,131	Lehman Brothers, 3.10%, dated 5/10/06, to be repurchased on demand at face value plus accrued interest.	(26,601,867)
USD	3,975,468	Lehman Brothers, 3.10%, dated 5/10/06, to be repurchased on demand at face value plus accrued interest.	(3,982,315)
USD	19,025,580	Chase Manhattan Bank, 4.85%, dated 5/12/06, to be repurchased on demand at face value plus accrued interest.	(19,066,591)
USD	85,620,000	Chase Manhattan Bank, 4.70%, dated 5/23/06, to be repurchased on demand at face value plus accrued interest.	(85,698,247)
USD	42,492,889	Chase Manhattan Bank, 4.70%, dated 5/23/06, to be repurchased on demand at face value plus accrued interest.	(42,531,723)
			$(253,580,169)
Average balance outstanding			$(323,707,159)
Average interest rate			4.13%
Maximum balance outstanding			$(496,824,183)
Average shares outstanding			245,706,869
Average balance per share outstanding			$1.32

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at May 31, 2006 is as follows:

Currency Options

Notional Amount	Expiration Date		Description	Premiums	Market Value
$70,000,000	4/30/2008	USD	BRL Call/USD Put Currency Option, Strike 2.07	$1,470,000	$(381,009)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Options on Credit Default Swaps

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Call	$20,000,000	8/16/2006	USD	CDX Swaption, Strike 98.5%	184,000	(119,931)
Call	10,000,000	8/16/2006	USD	CDX Swaption, Strike 98.6%	100,000	(63,129)
Put	20,000,000	8/16/2006	USD	CDX Swaption, Strike 98.5%	248,000	(295,938)
Put	10,000,000	8/16/2006	USD	CDX Swaption, Strike 98.6%	132,000	(161,023)
					$664,000	$(640,021)
				Total written options	$2,134,000	$(1,021,030)

For the period ended May 31, 2006, the Fund’s investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$300,000,000	$5,344,500	$—	$—
Options written	100,000,000	1,850,000	30,000,000	284,000
Options exercised	(300,000,000)	(5,344,500)	—	—
Options expired	—	—	—	—
Options sold	—	—	—	—
Outstanding, end of period	$100,000,000	$1,850,000	$30,000,000	$284,000

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
15,000,000	USD	6/8/2006	JP Morgan Chase Bank	Receive	2.95%	United Mexican States	$222,641
35,000,000	USD	7/5/2006	Deutsche Bank AG	Receive	5.00%	Gazprom Loan Facility	855,920
35,000,000	USD	7/5/2006	UBS AG	(Pay)	3.40%	Gazprom Loan Facility	(575,780)
20,000,000	USD	8/9/2006	JP Morgan Chase Bank	(Pay)	0.42%	Banco Bilbao Vizcaya Argentaria SA	(20,041)
15,000,000	USD	8/21/2006	Deutsche Bank AG	Receive	5.45%	Gazprom Loan Facility	386,486
5,000,000	USD	9/27/2006	Merrill Lynch	Receive	5.70%	Dominican Republic	123,126
25,000,000	USD	10/19/2006	Deutsche Bank AG	(Pay)	2.10%	Government of Ukraine	(155,072)
15,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.55%	Republic of Brazil	(318,873)
10,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.40%	Republic of Brazil	(205,194)
30,000,000	USD	12/7/2006	Deutsche Bank AG	(Pay)	1.60%	Gazprom Loan Facility	(389,391)
8,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	35,775
5,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	22,359
20,000,000	USD	12/20/2006	JP Morgan Chase Bank	(Pay)	4.75%	Republic of Brazil	(920,173)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

40,000,000	USD	1/20/2007	JP Morgan Chase Bank	(Pay)	0.45%	Republic of Turkey	(7,432)
10,000,000	USD	2/18/2007	JP Morgan Chase Bank	(Pay)	4.60%	Russia Federation	(418,234)
45,000,000	USD	2/20/2007	Deutsche Bank AG	(Pay)	1.50%	Republic of Ecuador	(457,653)
10,000,000	USD	2/20/2007	JP Morgan Chase Bank	(Pay)	1.25%	Republic of Ecuador	(66,191)
10,000,000	USD	2/26/2007	Citigroup	(Pay)	2.15%	Republic of South Africa	(188,682)
5,000,000	USD	3/20/2007	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Philippines	(60,591)
10,000,000	USD	6/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilbao Vizcaya Argentaria SA	(37,034)
3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(19,793)
10,000,000	USD	7/2/2007	Citigroup	(Pay)	0.64%	Bank of China Bonds or Loans	(81,483)
15,000,000	USD	8/20/2007	Morgan Stanley	(Pay)	0.87%	Government of Ukraine	39,558
15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(85,485)
10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilbao Vizcaya Argentaria SA	(96,857)
8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuela	(1,689,344)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilbao Vizcaya Argentaria SA	(36,390)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	(32,076)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(29,245)
10,000,000	USD	11/4/2007	Deutsche Bank AG	Receive	1.68%	Aries Russia Paris Club	234,174
10,000,000	USD	11/4/2007	Deutsche Bank AG	(Pay)	1.21%	Russian Federation	(109,743)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA Spain	(156,322)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA Spain	(221,330)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(1,043,530)
15,000,000	USD	2/20/2008	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Ecuador	(192,637)
100,000,000	USD	4/20/2008	JP Morgan Chase Bank	(Pay)	0.32%	United Mexican States	5,180
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(234,340)
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	708,889
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	374,859
10,000,000	USD	9/20/2008	Morgan Stanley Capital Services, Inc.	Receive	5.15%	Republic of Colombia	1,050,446

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva	65,823
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	830,559
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(250,558)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	255,893
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	864,656
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	831,799
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	475,432
25,000,000	USD	5/21/2009	UBS AG	Receive	4.50%	Gazprom Loan Facility	2,447,036
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	691,929
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(111,549)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(105,230)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	258,151
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	733,424
20,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.70%	Republic of Brazil	1,743,558
10,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.57%	Republic of Brazil	825,430
12,000,000	USD	2/20/2010	Morgan Stanley Capital Services, Inc.	Receive	3.63%	Republic of Brazil	1,016,186
10,000,000	USD	2/20/2010	UBS AG	Receive	3.62%	Republic of Brazil	843,256
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	3,119,663
18,000,000	USD	3/20/2010	Morgan Stanley Capital Services, Inc.	Receive	0.75%	United Mexican States	112,616
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	404,646
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(3,438,250)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(1,456,200)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(802,553)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(741,867)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(533,203)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(326,866)
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	501,449
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	784,023

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	35,765
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	461,074
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	(431,282)
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	(184,869)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	534,571
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	833,275
5,000,000	USD	2/20/2011	Morgan Stanley Capital Services, Inc.	(Pay)	2.80%	Republic of Argentina	(4,778)
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	20,800
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	73,186
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	118,723
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	491,641
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	130,922
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,176,080
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	564,427
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	882,810
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	14,889
15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	1,580,444
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	520,050
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(547,797)
9,791,680	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	166,079
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	14,249
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	(605,707)
10,000,000	USD	6/20/2012	Morgan Stanley Capital Services, Inc.	Receive	2.10%	Republic of Panama	416,260
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	779,092
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	12,580
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,483,420
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	483,660
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	2,899,913
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	3,233,793
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	2,167,131
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,501,177

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	1,799,196
10,000,000	USD	6/6/2013	Deutsche Bank AG	Receive	9.40%	Republic of Brazil	4,212,594
20,000,000	USD	6/12/2013	Deutsche Bank AG	Receive	9.08%	Republic of Brazil	8,031,208
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	6,253,457
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	7,096,203
15,000,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(7,498,212)
9,000,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(8,259,551)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	3,554,306
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	821,690
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	4.28%	Republic of Brazil	1,190,320
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	1,717,867
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	484,559
15,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.30%	Republic of Brazil	1,698,228
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.32%	Republic of Brazil	571,966
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	812,099
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	656,510
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	644,094
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,287,995
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,078,262
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,438,265
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	292,298
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	627,754
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	627,754
10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	627,754
15,000,000	USD	6/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,648,018
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,314,555
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	718,280
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	718,280
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	751,463
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	635,385
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	2,246,928
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	(185,704)
15,000,000	USD	12/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,680,754

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

50,000,000	USD	12/23/2014	Deutsche Bank AG	Receive	3.35%	Gazprom Loan Facility	6,387,476
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	(69,325,528)
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	67,629,011
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	48,006,214
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	(48,418,209)
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	1,486,073
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	988,996
25,000,000	USD	11/20/2015	Deutsche Bank AG	Receive	3.83%	Republic of Brazil	1,853,693
25,000,000	USD	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	186,142
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	219,949
25,000,000	USD	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	(271,167)
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	944,743
50,000,000	USD	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	(1,119,456)
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,370,314
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	1,165,347
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(1,832,629)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(1,335,077)
							$76,301,795

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
1,983,674	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	$(67,231)
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD-BA-TELERATE	(93,991)
3,438,368	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(112,536)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	68,509
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	408,203
20,000,000	USD	10/3/2015	JP Morgan Chase Bank	Receive	4.64%	3 month LIBOR	(1,502,388)
100,000,000	USD	4/25/2016	Deutsche Bank AG	Receive	5.56%	3 month USD LIBOR	(798,129)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

135,000,000	USD	5/16/2016	JP Morgan Chase Bank	Receive	5.70%	3 month USD LIBOR	302,729
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	(1,319,571)
							$(3,114,405)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR + 0.25%	Return on Russian Railways	$657,866

Notes to Schedule of Investments:

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 31.0% of net assets.

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES – Aerolineas Centrales de Colombia
AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BPI – Indemnification payment bonds
CBO – Collateralized Bond Obligation
DCB – Debt Conversion Bond
EMTN – Euromarket Medium Term Note
EURIBOR – Euro Interbank Offered Rate
FLIRB – Front Loaded Interest Reduction Bond
GDP – Gross Domestic Product
GMTN – Global Medium Term Note
LIBOR – London Interbank Offered Rate
MYDFA – Multi-Year Deposit Facility Agreement
PDI – Past Due Interest
PIK – Payment In Kind
VRRB – Variable Rate Reduction Bond
*	Non-performing. Borrower not currently paying interest.
**	Non-income producing security.
(a)	Security is in default.
(b)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(d)	All or a portion of this security has been segregated to cover open margin requirements on open swap contracts.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

(f)	Affiliated issuer.

Variable and step up rates – The rates shown on variable and step up rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security, including varying reset dates.

Currency Abbreviations:
ARS – Argentine Peso
ATS – Austrian Schilling
CHF – Swiss Franc
DEM – German Mark
EUR – Euro
FRF – French Franc
GBP – British Pound
HKD – Hong Kong Dollar
ITL – Italian Lira
JPY – Japanese Yen
KRW – South Korean Won
MYR – Malaysian Ringgit
NLG – Netherlands Guilder
RUB – Russian Ruble
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND — 100.0%
	Affiliated Issuer — 100.0%
8,863,788	GMO Emerging Country Debt Fund, Class III	96,792,567
	TOTAL MUTUAL FUND (COST $98,320,875)	96,792,567
	TOTAL INVESTMENTS — 100.0%
	(Cost $98,320,875)	96,792,567
	Other Assets and Liabilities (net) — 0.0%	36,960
	TOTAL NET ASSETS — 100.0%	$96,829,527

1

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$98,513,623	$—	$(1,721,056)	$(1,721,056)

Investments in Affiliated Issuers

The Fund makes investments in another GMO Trust fund (“underlying fund”). The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of the affiliated issuer during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$188,700,447	$5,800,871	$92,383,373	$—	$—	$96,792,567
Totals	$188,700,447	$5,800,871	$92,383,373	$—	$—	$96,792,567

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 31.0% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 81.4%
	Argentina — 0.1%
131,300	IRSA Inversiones y Representaciones SA GDR *	1,548,027
43,550	Telecom Argentina SA ADR *	477,308
164,690	Tenaris SA ADR	6,075,414
		8,100,749
	Brazil — 4.0%
267,637,000	Aes Tiete SA	5,775,172
146,600	American Banknote SA *	925,561
4,709,520	Banco do Brasil SA	114,454,064
907,400	Companhia de Concessoes Rodoviarias	6,768,713
383,277,898	Companhia Saneamento Basico SAO PA	33,678,732
1,574,272	Companhia Siderurgica Nacional SA	46,428,260
791,800	CSU Cardsystem SA *	5,101,760
14,306	Cyrela Brazil Realty ADR (a)	1,917,778
896,700	Cyrela Brazil Realty SA	12,020,627
2,108,644,700	Electrobras (Centro)	39,209,393
236,542	Itausa-Investimentos Itau SA	899,115
1,055,317,000	Light SA *	6,069,499
1,565,900	Localiza Rent A Car *	25,731,546
1,077,461	Net Servicos de Comunicacao SA *	32,615
1,712,800	Petroleo Brasileiro SA (Petrobras)	37,329,782
200,000	Petroleo Brasileiro SA (Petrobras) ADR	17,370,000
1,073,200	Rossi Residencial SA	8,817,643
2,346,904	Souza Cruz SA (Registered)	33,085,003
535,900	Tractebel Energia SA	3,962,763
887,600	Unibanco-Uniao de Bancos Brasileiros SA GDR	56,655,508
1,255,705	Vivo Participacoes SA ADR	3,176,934
		459,410,468
	Chile — 0.2%
95,597	Banco De Chile ADR	3,546,649
133,200	Banco Santander Chile SA ADR	5,401,260
90,000	Compania Cervecerias Unidas ADR	2,092,500
380,500	Compania de Telecommunicaciones de Chile ADR	3,063,025
26,100	Empresa Nacional de Electricidad SA ADR	705,483
169,681	Enersis SA ADR	1,978,480
48,200	Lan Airlines SA	1,641,210
		18,428,607
	China — 8.2%
14,524,719	Advanced Semiconductor Manufacturing Co *	3,482,315
44,356,000	Bank of Communications Co Ltd	27,573,954
64,444,000	China Construction Bank Class H	27,931,368
36,193,100	China Cosco Holdings Co Ltd *	17,054,687
282,600	China Finance Online Co ADR *	1,681,470
48,576,442	China Mobile Ltd	250,564,664
382,249	China Mobile Ltd ADR	9,881,137
8,516,000	China Paradise Eletronics	2,478,713
216,773,301	China Petroleum & Chemical Corp Class H	130,169,321

1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

8,993,000	China Resources Enterprise Ltd	17,255,019
983,000	China Telecom Corp Ltd ADR	32,026,140
206,668,100	China Telecom Corp Ltd Class H	67,040,163
10,622,000	Foxconn International Holdings *	28,295,303
32,053,200	Guangdong Investments Ltd	11,712,274
4,169,100	Hengan International Group Co Ltd Class H	6,972,853
2,258,000	Parkson Retail Group Ltd	6,663,415
2,910,000	Peace Mark Holdings Ltd	1,398,164
203,054,601	PetroChina Co Ltd Class H	219,699,579
34,428,389	Pico Far East Holdings Ltd	8,340,776
1,060,300	Shandong Molong Petroleum Machinery Co Ltd	276,786
12,793,000	Shanghai Industrial Holdings Ltd	25,298,745
33,902,000	Sinochem Hong Kong Holding *	13,027,583
8,274,887	Weiqiao Textile Co	10,357,621
11,352,000	Xinao Gas Holdings Ltd	11,842,117
		931,024,167
	Hungary — 0.0%
100	Magyar Telekom *	2,137
	India — 3.0%
1,686,500	Amtek Auto Ltd	10,292,403
429,063	Bharat Electronics Ltd	10,149,780
246,602	Bombay Rayon Fashions Ltd *	1,126,679
5,948,177	CBAY Systems Ltd * (b) (c)	9,592,625
2,974,088	CBAY Systems Ltd INR * (b) (c)	4,796,312
21,797,849	Centurion Bank Ltd *	12,281,173
3,000	Cipla Ltd (Shares Under Objection) * (b)	1
184,105	Galaxy Entertainment Corp Ltd *	916,344
1,840,111	Gammon India Ltd	16,909,788
1,046,820	Geodesic Information Systems Ltd	3,659,719
2,172,000	GHCL Ltd	7,740,191
200	HCL Infosystems Ltd (Shares Under Objection) * (b)	—
636,800	HCL Technologies Ltd	6,939,800
1,482,625	Hexaware Technologies Ltd	4,179,040
257,100	ICICI Bank Ltd	3,009,118
19,800	Infosys Technologies Inc	1,246,632
1,500	ITC Ltd (Shares Under Objection) * (b)	—
9,194,065	IVRCL Infrastructures & Projects Ltd	47,120,214
2,491,245	Jaiprakash Associates Ltd	23,481,070
325,272	Jindal Steel & Power Ltd	12,724,577
440,338	KEI Industries	3,444,672
1,300,288	Kirloskar Brothers Ltd	11,606,002
87	Mahind GESCO Developers Ltd *	1,350
680,000	Mahindra & Mahindra Ltd	8,971,890
15,956	NIIT Technologies Ltd	64,610
700	NTPC Limited	1,698
306,800	Raymond Ltd	3,100,168
912,279	Reliance Capital Ltd	10,114,141
364,911	Reliance Energy Ltd (b)	3,880,051
900	Reliance Energy Ltd (Shares Under Objection) *	—
1,615,808	Reliance Industries Ltd	33,294,072

2

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

7,133	Reliance Industries Ltd (Shares Under Objection) *	2
1,882,800	Rolta India Ltd	8,065,227
638,130	Ruchi Soya Industries GDR 144A *	4,341,007
174,899	Sakthi Sugars Ltd *	683,304
144,700	Satyam Computer Services Ltd	2,165,515
2,889,220	Shasun Chemicals	5,271,103
1,196,500	Shree Precoated Steels Ltd *	6,221,934
219,144	Siemens India Ltd	23,290,480
2,397,981	Sintex Industries Ltd	9,007,201
1,548,763	Spicejet Ltd *	2,171,777
328,500	Syndicate Bank	488,921
665,736	Tasc Pharmaceuticals Ltd *	2,299,911
228,070	Tata Motors Ltd	3,884,425
1,850,100	Union Bank of India	4,276,146
4,222,311	United Phosphorous	23,000,302
262,100	UTV Software Communications Ltd * (c)	1,017,567
67,166	Welspun India Ltd *	135,627
600	Wockhardt Ltd	4,666
		346,969,235
	Indonesia — 0.2%
1,042,000	Astra International Tbk PT	1,107,312
16,816,000	Bank Mandiri Persero Tbk PT	3,086,355
4,366,000	Bank Rakyat Indonesia *	1,870,208
16,776,000	Indah Kiat Pulp & Paper Tbk PT *	1,784,851
1,994,000	Indosat Tbk PT	1,070,306
60,628,000	Matahari Putra Prima Tbk PT	4,732,701
902,000	Perusahan Gas Negara PT	1,199,395
6,800,000	Telekomunikasi Indonesia Tbk PT	5,227,808
888,220	United Tractors Tbk PT	518,248
		20,597,184
	Israel — 1.5%
8,633,800	Bank Hapoalim B.M.	40,145,357
4,504,000	Bank Leumi Le	16,896,323
1,124,600	Check Point Software Technologies Ltd *	21,727,272
3,088,900	Israel Discount Bank Class A *	5,736,763
22,300	Teva Pharmaceutical Industries	819,320
2,164,200	Teva Pharmaceutical Industries ADR	78,798,522
25,300	The Israel Corp Ltd	9,913,669
		174,037,226
	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal * (b)	35,695
	Malaysia — 2.0%
13,464,060	AmcorpGroup Berhad *	4,675,526
17,479,700	Berjaya Sports Toto	22,367,854
49,278,030	Bumiputra-Commerce Holdings Berhad	82,893,219
8,974,531	Highlands and Lowlands Berhad	10,238,776
10,239,740	IJM Corp Berhad	15,520,355
6,818,860	Maxis Communications Berhad	16,631,558
3,795,287	MISC Berhad	8,520,215

3

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

11,370,000	Scomi Marine Berhad	3,980,283
10,021,500	Sunway City Berhad	4,978,734
4,418,628	Top Glove Corp Berhad	11,199,050
16,050,000	UEM Builders Berhad	5,726,460
15,105,000	UEM World Berhad	7,336,595
12,127,400	UMW Holdings Berhard	24,733,416
9,669,300	WCT Engineering Berhad	8,950,560
		227,752,601
	Mexico — 5.7%
5,155,900	Alfa SA de CV Class A	23,636,322
495,066	Alsea SA	1,841,822
2,656,530	America Movil SA de CV Class L ADR	86,762,271
4,384,289	Carso Global Telecom Class A *	8,967,249
77,471	Cemex SA de CV ADR (Participating Certificates) *	4,413,523
16,052,072	Cemex SA de CV CPO *	91,178,260
26,029,500	Corporacion GEO SA de CV Series B *	89,954,721
2,067,854	Fomento Economico Mexicano SA de CV	17,743,474
6,125,000	Grupo Cementos de Chihuahua SA de CV	19,682,293
21,946,600	Grupo Financiero Banorte SA de CV	52,452,819
8,232,755	Grupo Financiero Serfin SA de CV Class B * (b) (d)	7,258
12,063,800	Grupo Mexico SA Class B	34,246,175
3,638,532	Sare Holding SA de CV *	3,496,429
9,395,400	Telefonos de Mexico SA de CV Class L ADR	185,934,966
10,064,809	Wal-Mart de Mexico SA de CV Class V	27,497,878
		647,815,460
	Philippines — 0.6%
88,961,950	Ayala Land Inc	22,386,866
3,111,888	Bank of the Philippine Islands	3,097,248
116,163,000	Filinvest Land Inc *	3,095,484
4,958,823	First Philippine Holdings	4,422,487
164,217,400	Megaworld Corp	4,857,768
6,219,000	Paxys Inc *	1,414,377
299,517	Philippine Long Distance Telephone	11,271,162
253,700	Philippine Long Distance Telephone ADR (a)	9,554,342
3,617,876	San Miguel Corp Class B	4,827,924
31,360,999	SM Prime Holdings	4,879,287
		69,806,945
	Poland — 0.1%
91,400	BRE Bank *	5,216,055
604,800	Polski Koncern Naftowy Orlen SA	10,630,173
		15,846,228
	Russia — 7.3%
472,400	JSC Mining & Smelting Co ADR	57,160,400
3,469,200	Lukoil ADR	267,128,400
1,379,600	Mobile Telesystems ADR	41,388,000
8,759,531	OAO Gazprom ADR (a)	374,031,974
317,700	Polyus Gold Co ZAO ADR *	19,697,400
135,000	Rusia Petroleum *	1,039,500

4

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

24,000	Sberbank RF	38,880,000
636,700	Unified Energy Systems GDR	38,138,330
		837,464,004
	South Africa — 7.0%
1,935,475	ABSA Group Ltd	31,949,926
1,878,800	AECI Ltd	16,300,161
7,299,930	African Bank Investments Ltd	31,023,985
391,200	AngloGold Ashanti Ltd	18,020,230
3,389,400	Aveng Ltd	11,103,647
6,787,400	AVI Ltd	15,585,150
2,660,900	Barloworld Ltd	45,158,964
840,502	City Lodge Hotels Ltd	6,492,737
537,400	Ellerine Holdings Ltd	6,548,881
4,906,390	Foschini Ltd	39,396,063
961,600	Gold Fields Ltd	20,982,344
502,900	Harmony Gold Mining Co Ltd *	7,146,193
676,200	Impala Platinum Holdings Ltd	113,767,421
1,170,500	Imperial Holdings Ltd *	25,031,246
728,900	Lewis Group Ltd	6,316,697
1,512,500	Massmart Holdings Ltd	11,520,978
4,069,700	Mr. Price Group Ltd	12,404,754
4,477,800	Murray & Roberts Holdings	16,306,936
763,400	Naspers Ltd Class N	13,966,347
1,321,983	Nedcor Ltd	22,619,102
2,990,842	Remgro Ltd	59,541,210
1,768,998	Reunert Ltd	17,070,460
19,043,571	Sanlam Ltd	43,326,757
1,127,810	Sasol Ltd	42,714,620
2,783,900	Standard Bank Group Ltd	32,296,340
4,017,600	Steinhoff International Holdings	12,813,378
924,500	Sun International Ltd	11,709,039
3,170,041	Telkom SA Ltd	67,410,519
1,294,248	Tiger Brands Ltd	29,348,636
462,500	Tongaat-Hulett Group	6,322,208
		794,194,929
	South Korea — 21.0%
821,842	Ace Digitech Co Ltd *	10,971,285
40,680	Amorepacific Corp (b)	13,756,105
396,500	CDNetworks Co Ltd *	13,995,304
1,018,900	Cheil Industries Inc	35,793,105
2,060,500	Dacom Corp	36,591,404
1,089,010	Dae Han Pulp Industries *	4,821,419
4,288,450	Daegu Bank	70,271,280
260,820	Daelim Industrial Co Ltd	18,912,286
496,760	Daesang Corp *	7,705,920
380,330	DC Chemical Co Ltd	14,200,412
2,148,010	Doosan Infracore Co Ltd	34,680,822
924,000	DPI Co Ltd (b)	8,089,368
853,000	Ecoplastic Corp	3,159,885
482,679	Hana Financial Group Inc	21,787,604

5

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

500,200	Hana Securities Co Ltd	7,065,741
356,400	Hana Tour Service Inc	27,576,401
214,265	Hanil Cement Manufacturing	15,247,387
956,500	Hanjin Heavy Industry & Construction	25,666,959
637,900	Hanjin Shipping	15,433,397
286,700	Hanjin Transportation Co	8,336,169
2,287,200	Hansol CSN	8,089,417
3,228,378	Hanwha Corp	86,140,855
147,800	Honam Petrochemical Co	7,642,037
1,347,940	Hynix Semiconductor Inc *	45,209,693
1,511,080	Hyundai Development Co	76,082,229
121,760	Hyundai Elevator Co Ltd *	10,528,638
390,400	Hyundai Mobis	30,717,011
1,866,520	Hyundai Motor Co	144,207,862
1,216,800	Hyundai Securities Co	14,990,537
3,198,300	Industrial Bank of Korea	55,275,048
549,800	Inzi Controls Co Ltd	5,283,280
264,500	KCC Engineering & Construction Co	10,968,085
1,524,700	KIA Motors Corp	25,966,333
2,427,370	Kolon Construction	37,856,197
3,113,510	Kookmin Bank	251,921,545
40,900	Kookmin Bank ADR	3,291,632
212,900	Korea Cement Co Ltd *	2,811,205
1,323,500	Korea Electric Power Corp	54,365,430
201,500	Korea Electric Terminal Co	3,083,389
771,700	Korea Investment Holdings Co Ltd	25,761,965
9,249,900	Korea Real Estate *	8,584,639
1,041,400	Korean Air Lines Co Ltd	37,574,805
1,660,400	KT&G Corp	97,522,843
576,000	KT&G Corp GDR 144A	16,761,600
563,100	Kumho Industrial Co Ltd	12,959,486
2,977,034	LG Corp	96,113,880
1,047,600	LG Insurance Co Ltd	17,659,189
2,831,400	LG Telecom Ltd *	39,150,627
165,428	Maeil Dairy Industry	3,253,235
274,700	Megastudy Co Ltd	25,216,797
747,360	Nasan Co Ltd *	11,954,638
194,628	NHN Corp *	58,396,413
931,700	Poongsan Corp	19,062,091
267,349	POSCO	69,577,346
794,190	Pumyang Construction Co Ltd	9,371,840
152,496	Pyung Hwa Industrial Co	775,178
304,993	Pyung Hwa Industrial Co Ltd *	1,662,836
484,924	Samsung Electronics Co Ltd	312,040,800
215,900	Samsung SDI Co Ltd	18,129,964
188,690	Samsung Securities	10,121,718
995,300	Sebang Co Ltd	7,026,714
656,400	Sejong Industrial Co	3,090,613
979,270	Shinhan Financial Group Co Ltd	44,853,431
1,523,620	Simm Tech Co Ltd	18,293,340
227,260	SK Chemicals Co Ltd	7,984,818

6

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

605,120	SK Corp	40,690,023
1,006,200	SSCP Co Ltd *	18,820,425
798,254	Taewoong Co Ltd	15,725,511
542,590	Techno Semichem Co Ltd	9,218,293
360,800	Woongjin Coway Co Ltd	8,710,162
63,727	Wooree Eti Co Ltd	661,153
1,863,700	Woori Finance Holdings Co Ltd	38,033,157
1,003,120	Woori Investment & Securities Co Ltd	21,088,277
		2,394,340,483
	Sri Lanka — 0.0%
417,000	Lanka Walltile Ltd	178,711
	Taiwan — 18.3%
17,720,240	Acer Inc	28,902,384
36,109,511	Asustek Computer Inc	84,854,927
17,734,000	AU Optronics Corp	25,894,961
27,470,820	Cheng Loong Corp *	9,358,516
70,039,000	China Bills Finance Corp	22,154,712
75,319,651	China Development Financial Holding Corp *	28,215,186
72,193,096	China Steel Corp	68,389,747
23,883,382	Chinatrust Financial Holding Co	19,174,997
34,268,499	Chung Hung Steel Corp	12,862,641
41,326,000	Chunghwa Telecom Co Ltd	77,525,306
845,220	Chunghwa Telecom Co Ltd ADR	17,318,558
24,561,565	Compal Electronics Inc	25,019,674
16,452,000	Delta Electronics Inc	45,787,146
22,474,300	Evergreen Marine Corp	15,335,281
25,671,305	Far Eastern International Bank	11,088,385
32,829,868	Far Eastern Textile Co Ltd	25,238,979
7,479,000	Far Eastone Telecommunications Co Ltd	9,244,030
19,686,960	Formosa Chemicals & Fibre Co	30,644,918
6,433,587	Formosa Petrochemical Corp	11,858,124
22,026,590	Formosa Plastics Corp	33,035,828
21,184,000	Fubon Financial Holding Co Ltd	18,632,728
7,884,000	Gigabyte Technology Co Ltd	5,848,090
3,274,600	High Tech Computer Corp	96,430,678
42,561,477	Hon Hai Precision Industry Co Ltd	272,860,453
50,376,876	Inventec Co Ltd	34,102,637
12,217,363	Les Enphants Co Ltd	9,286,531
32,697,842	Lite-On Technology Corp	50,896,153
10,013,000	MediaTek Inc	111,734,422
102,717,000	Mega Financial Holdings Co Ltd	73,215,562
20,582,735	Micro-Star International Co Ltd	11,560,192
6,987,772	Nan Ya Plastics Corp	9,922,025
6,327,719	Novatek Microelectronics	36,283,202
14,792,462	Oriental Union Chemical	9,508,041
3,959,000	Powertech Technology Inc	11,862,652
20,550,556	Realtek Semiconductor Corp	23,280,858
13,386,736	Shin Kong Financial Holdings	13,708,586
21,352,636	Siliconware Precision Industries Co	26,808,006
38,126,128	Sinopac Holdings Co *	18,729,349

7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

49,900,125	Taishin Financial Holdings Co Ltd	32,284,999
49,174,000	Taiwan Cellular Corp	49,044,445
65,597,046	Taiwan Cement Corp	55,561,425
6,491,000	Taiwan FU Hsing Ind Co Ltd	7,317,253
175,895,804	Taiwan Semiconductor Manufacturing Co Ltd	329,858,854
1,673,238	Taiwan Semiconductor Manufacturing Co Ltd ADR	15,845,564
12,763,800	Tsann Kuen Enterprises Co Ltd	17,306,972
8,168,000	TXC Corp	12,923,415
13,735,000	U-Ming Marine Transport Co	15,319,616
27,105,000	Uni-President Enterprises Corp	19,825,444
5,950,091	Waffer Technology Co Ltd	5,765,933
66,123,450	Walsin Lihwa Corp	28,268,884
23,361,703	Wan Hai Lines Ltd	16,401,396
43,237,000	Waterland Financial Holdings	14,003,740
29,161,600	Yang Ming Marine Transport	18,154,837
35,196,659	Yieh Phui Enterprise	13,098,629
		2,087,555,871
	Thailand — 1.6%
4,208,500	Advanced Info Service Pcl (Foreign Registered) (b)	10,212,259
9,072,000	Airports of Thailand Pcl (b)	13,559,827
27,379,600	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	21,209,551
16,286,400	Central Pattana Pcl (Foreign Registered) (b)	8,554,855
13,394,100	Home Product Center Pcl (Foreign Registered) (b)	3,582,531
19,620,000	Kasikornbank Pcl NVDR (b)	31,957,422
20,525,000	Major Cineplex Group (b)	9,634,129
7,636,300	Power Line Engineering Pcl (b)	1,603,533
8,391,900	PTT Pcl (Foreign Registered) (b)	53,167,676
21,916,297	Rojana Industrial Park Pcl (b)	8,103,312
13,560,100	Saha Pathana International Holding Pcl (Foreign Registered) (b)	6,865,354
2,820,938	Siam Cement Pcl (Foreign Registered) NVDR (b)	16,441,656
3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d)	815
18,117,900	Yarnapund Pcl (b)	3,950,258
		188,843,178
	Turkey — 0.5%
4,120,292	Akbank TAS	24,518,817
2,862,695	Doktas Dokumculuk Ticaret	5,415,742
81,588	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	6,963,773
42,150	Medya Holding AS * (b) (d)	268
2,865,700	Petkim Petrokimya Holding *	9,707,684
1,085,323	Trakya Cam Sanayii AS	3,316,805
927,371	Turkiye IS Bankasi Class C	5,478,356
		55,401,445
	Venezuela — 0.1%
846,412	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	15,904,081
	TOTAL COMMON STOCKS (COST $7,029,386,084)	9,293,709,404

8

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 14.8%
	Brazil — 11.7%
2,537,606	Banco Bradesco SA 7.51%	77,340,744
3,413,970	Banco Itau Holding Financeira SA 2.79%	89,316,837
1,365,517,800	Companhia Energetica de Minas Gerais 1.80%	52,140,636
3,321,261,700	Companhia Paranaense de Energia 2.48%	27,288,204
2,109,404	Companhia Vale do Rio Doce Class A 0.64%	40,600,896
1,954,997,460	Electrobras (Centro) SA Class B 6.85%	34,492,496
741,656,700	Geracao Tiete 6.50%	17,511,116
7,128,931	Gerdau SA 3.96%	98,648,991
52,264,339	Investimentos Itau SA 3.33%	198,660,990
1,791,100	Iochpe Maxion SA	15,568,048
72,094,610	Net Servicos de Comunicacao SA *	35,540,694
29,506,152	Petroleo Brasileiro SA (Petrobras) 1.00%	563,711,047
521,700	Petroleo Brasileiro SA ADR 3.93%	39,837,012
7,876,923	Sadia SA 2.98%	19,994,611
726,200	Saraiva SA Livreiros 0.20%	5,778,197
13,291,894	Unipar, Class B 1.99%	8,966,640
357,400	Universo Online SA *	1,854,616
951,465	Vivo Participacoes SA *	2,345,233
		1,329,597,008
	South Africa — 0.1%
1,813,298	Allied Electronics Corp 3.52%	6,978,596
	South Korea — 3.0%
664,000	Hyundai Motor Co 2.89%	32,141,286
405,360	LG Electronics Inc 4.08%	17,164,609
609,053	Samsung Electronics Co Ltd (Non Voting) 1.35%	298,344,995
		347,650,890
	TOTAL PREFERRED STOCKS (COST $597,643,279)	1,684,226,494

Shares	Description	Value ($)
	PRIVATE EQUITY SECURITIES — 0.7%
	Poland — 0.7%
18,179,075	CHP Investors (Multimedia) * (b) (c)	42,295,436
18,340,378	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	39,633,557
		81,928,993
	Russia — 0.0%
90,000	Divot Holdings NV-Class D * (b) (c) (d)	900
124,330	Divot Holdings NV-Class E * (b) (c) (d)	1,243
46,624	Divot Holdings NV, Convertible Securities-Class F * (b) (c) (d)	466
		2,609
	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology * (b) (c)	787,470
	TOTAL PRIVATE EQUITY SECURITIES (COST $50,257,567)	82,719,072

9

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION(S) — 0.5%
	United States — 0.5%
USD 52,005,926	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (e) (f)	54,325,858
	TOTAL DEBT OBLIGATION(S) (COST $56,364,239)	54,325,858

Shares	Description	Value ($)
	INVESTMENT FUNDS — 0.4%
	China — 0.2%
692,433	Martin Currie Sino-American Class B Series January 2007 * (b) (c)	11,009,681
500,000	Martin Currie Sino-American Class B Series June 2006 * (b) (c)	7,950,000
		18,959,681
	India — 0.0%
170	SPG Infinity Technology Fund I * (b) (c)	132,688
1,371,900	TDA India Technology Fund II LP * (b) (c)	1,030,146
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b)	—
		1,162,834
	Mauritius — 0.0%
1,379,237	Fire Capital Mauritius Private Fund * (b) (c)	827,542
	Poland — 0.0%
1,749,150	The Emerging European Fund II LP * (b) (c)	519,497
	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	27,134,850
	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	16,667
	TOTAL INVESTMENT FUNDS (COST $26,907,061)	48,621,071

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.2%
	Brazil — 0.0%
102,838	Vivo Participacoes SA Rights, Expires 06/06/06 * (b)	—
	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 06/12/07 (Goldman Sachs) * (b) (g)	202,153
107,835	Hero Honda Motor Ltd Warrants,144A, Expires 05/02/11 (Merrill Lynch) * (b) (g)	1,793,717
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (b) (g)	20,383
142,330	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (b) (g)	4,025,510
		6,041,763

10

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Taiwan — 0.1%
9,500,000	Shin Kong Financial Warrants,144A, Expires 05/11/07 (Merrill Lynch) * (b) (g)	9,803,874
	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $14,022,109)	15,845,637

Shares	Description	Value ($)
	MUTUAL FUND(S) — 0.0%
	United States — 0.0%
	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund	37,580
	TOTAL MUTUAL FUND(S) (COST $0)	37,580

Par Value ($)	Description	Value ($)
	CONVERTIBLE SECURITIES — 0.0%
	India — 0.0%
USD 182,000	Jaiprakash, 0.50%, due 02/17/10	325,325
	Russia — 0.0%
USD 56,000	Lukinter Finance BV, 3.50%, due 11/29/07	221,396
	TOTAL CONVERTIBLE SECURITIES (COST $373,240)	546,721

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.0%
221,000,000	ING Bank Time Deposit, 5.07%, due 06/01/06	221,000,000
10,035,550	The Boston Global Investment Trust (h)	10,035,550
	TOTAL SHORT-TERM INVESTMENT(S) (COST $231,035,550)	231,035,550
	TOTAL INVESTMENTS — 100.0% (Cost $8,005,989,129)	11,411,067,387
	Other Assets and Liabilities (net) — 0.0%	(5,659,723)
	TOTAL NET ASSETS — 100.0%	$11,405,407,664

11

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,013,406,152	$3,662,289,137	$(264,627,902)	$3,397,661,235

Additional information on each restricted security is as follows:

			Market
			Value as a
			Percentage	Market
			of Fund’s	Value as of
Issuer, Description	Acquisition Date	Acquisition Cost	Net Assets	May 31, 2006
CBAY Systems Ltd	5/06/03-8/04/05	$6,100,570	0.08%	$9,592,625
CBAY Systems Ltd INR	3/10/06	—	0.04%	4,796,312
CHP Investors (Multimedia)	12/13/99-3/05/01	18,178,923	0.37%	42,295,435
Divot Holdings NV, Private Equity Securities - Class E	9/21/01	124,330	0.00%	1,243
Divot Holdings NV, Private Equity Securities - Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Convertible Securities - Class F	3/27/02	46,624	0.00%	466
Fire Capital Mauritius Private Fund	5/15/06	1,379,237	0.01%	827,542
Martin Currie Sino-American Class B Series June 2006	3/17/05	5,000,000	0.07%	7,950,000
Martin Currie Sino-American Class B Series January 2007	1/20/06	7,500,000	0.10%	11,009,681
MHP Investors (Tri Media Holdings Ltd)	11/27/01	27,983,521	0.35%	39,633,557
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.24%	27,134,850
Societe Generale Thalmann Ukraine Fund	7/15/97	260,172	0.00%	16,667
SPG Infinity Technology Fund I	12/23/99	189,555	0.00%	132,688
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.01%	1,030,146
The Emerging European Fund II LP	12/05/97-3/17/00	1,749,150	0.00%	519,497
UTV Software Communications Ltd	2/29/00	3,004,959	0.01%	1,017,567
				$146,746,646

12

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Special Purpose Holding Fund	$45,402	$—	$—	$—	$314,458	$37,580
Totals	$45,402	$—	$—	$—	$314,458	$37,580

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
14,656,536	USD	9/11/2006	Morgan Stanley	3 month LIBOR - 3.50%	MSCI Taiwan Index	$663,035
28,177,083	USD	5/18/2007	Merrill Lynch	3 month LIBOR - 4.00%	MSCI Turkey Index	(2,827,081)
						$(2,164,046)

Notes to Schedule of Investments:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $10,130,850 collateralized by cash in the amount of $10,035,550, which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Direct placement securities are restricted as to resale.
(d)	Bankrupt issuer.
(e)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(f)	All or a portion of this security is held as collateral for open swap contracts.
(g)	Structured warrants with risks similar to equity swaps.
(h)	All or a portion of this security represents investment of security lending collateral.

13

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 64.2 % of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Currency Abbreviations:
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

14

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.7%
	Argentina — 0.8%
125,000	Tenaris SA ADR	4,611,250
	Brazil — 3.9%
46,600	Companhia Siderurgica Nacional SA	1,374,322
267,800	Compania Vale do Rio Doce	6,137,687
667,500	Petroleo Brasileiro SA (Petrobras)	14,547,892
20,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,276,600
		23,336,501
	Chile — 1.3%
27,869	Banco De Chile ADR	1,033,940
40,300	Banco Santander Chile SA ADR	1,634,165
82,300	Compania Cervecerias Unidas ADR	1,913,475
84,900	Distribucion y Servicio ADR (a)	1,411,038
55,200	Lan Airlines SA	1,879,560
		7,872,178
	China — 8.2%
862,000	China Life Insurance Co Ltd Class H	1,284,470
758,116	China Merchants Holdings International Co Ltd	2,244,216
4,685,000	China Mobile Ltd	24,165,941
2,708,000	China Petroleum & Chemical Corp Class H	1,626,116
342,000	China Resources Enterprise Ltd	656,201
872,000	China Shenhua Energy Co Ltd Class H	1,484,537
2,474,000	CNOOC Ltd	1,901,281
1,154,000	Cosco Pacific Ltd	2,363,930
1,400,000	Datang International Power Generation Co Ltd	916,852
3,614,592	Denway Motors Ltd	1,273,998
2,544,000	Huaneng Power International Inc Class H	1,643,490
4,694,000	Lenovo Group Ltd	1,416,359
6,072,842	PetroChina Co Ltd Class H	6,570,651
44,000	Sina.com *	1,079,760
1,033,600	Yanzhou Coal Mining Co Ltd	743,806
		49,371,608
	Czech Republic — 0.1%
22,300	CEZ AS	705,051
	India — 6.4%
105,000	GAIL India Ltd	535,386
64,700	Hero Honda Motors Ltd	1,077,394
882,500	Hindustan Lever	4,448,574
224,500	Infosys Technologies Inc	14,134,789
911,100	ITC Ltd	3,253,521
47,100	Oil & Natural Gas Corp Ltd	1,135,184
75,500	Ranbaxy Laborators	669,595
164,200	Reliance Capital Ventures	89,183
164,200	Reliance Communication Venture * (b)	955,661
164,200	Reliance Energy Ventures *	123,048
164,200	Reliance Industries Ltd	3,383,376

1

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

237,200	Satyam Computer Services Ltd	3,549,829
46,300	Tata Consultancy Services Ltd	1,783,281
345,300	Wipro Ltd	3,366,683
		38,505,504
	Indonesia — 1.3%
829,585	Astra International Tbk PT	881,583
644,000	Gudang Garam Tbk PT	667,163
7,312,000	Telekomunikasi Indonesia Tbk PT	5,621,431
25,200	Telekomunikasi Indonesia Tbk PT ADR	777,672
		7,947,849
	Israel — 3.0%
190,100	Check Point Software Technologies Ltd *	3,672,732
56,900	Teva Pharmaceutical Industries	2,090,551
330,300	Teva Pharmaceutical Industries ADR	12,026,223
		17,789,506
	Malaysia — 2.9%
103,000	British American Tobacco Berhad	1,141,729
383,000	Genting Berhad	2,375,370
409,000	IOI Corp Berhad	1,690,327
524,000	Malakoff Berhad	1,413,544
1,491,800	Maxis Communications Berhad	3,638,579
1,198,200	MISC Berhad	2,689,895
379,000	Resorts World Berhad	1,273,256
525,000	Sime Darby Berhad	860,879
214,000	Tanjong Plc	825,347
409,837	Telekom Malaysia Berhad	1,016,680
1,293,640	YTL Power Internationl Berhad	695,095
		17,620,701
	Mexico — 5.3%
191,400	America Movil SA de CV Class L ADR	6,251,124
348,000	America Telecom SA de CV *	1,963,502
352,608	Cemex SA de CV CPO *	2,002,868
182,000	Fomento Economico Mexicano SA de CV	1,561,673
356,000	Grupo Modelo SA de CV Class C	1,271,092
215,000	Grupo Televisa SA (Participating Certificates)	782,818
195,000	Kimberly Clark (Series A)	660,143
484,300	Telefonos de Mexico SA de CV Class L ADR	9,584,297
3,002,780	Wal-Mart de Mexico SA de CV Class V	8,203,840
		32,281,357
	Philippines — 0.4%
40,000	Philippine Long Distance Telephone	1,505,245
508,101	San Miguel Corp Class B	678,042
		2,183,287
	Poland — 1.3%
236,000	Polski Koncern Naftowy Orlen SA	4,148,017
15,900	Prokom Software SA	651,372
512,700	Telekomunikacja Polska SA	3,221,745
		8,021,134

2

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Russia — 12.0%
60,500	JSC Mining & Smelting Co ADR	7,320,500
381,600	Lukoil ADR	29,383,200
288,600	Mobile Telesystems ADR	8,658,000
316,050	OAO Gazprom ADR	13,495,335
19,500	Polyus Gold Co ZAO ADR *	1,209,000
75,600	Sibneft ADR	1,682,100
84,000	Surgutneftegaz ADR (a)	5,628,000
20,800	Unified Energy Systems GDR	1,245,920
93,700	Vimpel-Communications ADR *	3,922,282
		72,544,337
	South Africa — 9.4%
289,000	African Bank Investments Ltd	1,228,222
18,000	Anglo American Platinum Corp	1,591,038
99,800	Barloworld Ltd	1,693,737
192,100	Bidvest Group Ltd	2,849,839
315,600	Edgars Consolidated Stores Ltd	1,628,700
1,238,104	FirstRand Ltd	3,266,334
86,500	Gold Fields Ltd	1,887,451
46,000	Impala Platinum Holdings Ltd	7,739,280
116,367	Imperial Holdings Ltd *	2,488,519
54,000	JD Group Ltd	634,276
395,400	MTN Group Ltd	3,269,477
282,440	Nampak Ltd	727,700
49,529	Nedcor Ltd	847,440
113,900	Remgro Ltd	2,267,503
320,600	RMB Holdings Ltd	1,267,108
401,500	Sasol Ltd	15,206,391
308,014	Standard Bank Group Ltd	3,573,305
754,500	Steinhoff International Holdings	2,406,336
102,176	Tiger Brands Ltd	2,316,964
		56,889,620
	South Korea — 18.5%
50,700	Daewoo Shipbuilding & Marine Engineering Co Ltd	1,383,835
59,900	Doosan Infracore Co Ltd	967,119
29,200	GS Engineering & Construction Corp	2,049,151
27,300	Hyundai Engineering & Construction *	1,330,074
74,800	Hyundai Mobis	5,885,329
72,230	Hyundai Motor Co	5,580,510
36,900	Kangwon Land Inc	649,137
130,540	KIA Motors Corp	2,223,155
87,500	KT Corp ADR	1,929,375
84,700	KT Freetel Co Ltd	3,022,105
106,400	KT&G Corp	6,249,356
47,300	LG Chemicals Ltd	1,913,124
19,500	LG Electronics Inc	1,413,196
22,100	LG Philips LCD Co Ltd *	819,920
19,000	NCSoft Corp *	1,114,987
14,300	NHN Corp *	4,290,589

3

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

42,200	POSCO	10,982,513
62,500	Samsung Electronics Co Ltd	40,217,746
37,000	Samsung SDI Co Ltd	3,107,034
45,600	Samsung Techwin Co Ltd	1,433,146
9,900	Shinsegae Co Ltd	4,548,988
10,900	SK Telecom Co Ltd	2,583,655
313,700	SK Telecom Co Ltd ADR	8,187,570
		111,881,614
	Taiwan — 14.6%
1,141,420	Acer Inc	1,861,699
2,207,690	Asustek Computer Inc	5,187,923
509,270	AU Optronics Corp	743,630
1,189,115	Benq Corp	872,261
774,510	China Motor Corp Ltd	812,905
2,999,250	China Steel Corp	2,841,241
1,968,000	Chunghwa Telecom Co Ltd	3,691,860
5,500	Chunghwa Telecom Co Ltd ADR	112,695
2,018,791	Compal Electronics Inc	2,056,444
326,002	Delta Electronics Inc	907,288
1,608,900	Formosa Chemicals & Fibre Co	2,504,430
489,886	Formosa Petrochemical Corp	902,938
1,206,669	Formosa Plastics Corp	1,809,781
198,000	Foxconn Technology Co Ltd	1,562,777
95,000	High Tech Computer Corp	2,797,567
2,539,949	Hon Hai Precision Industry Co Ltd	16,283,543
662,120	Lite-On Technology Corp	1,030,630
790,600	MediaTek Inc	8,822,254
2,310,140	Nan Ya Plastics Corp	3,280,197
179,328	Novatek Microelectronics	1,028,269
2,063,429	Quanta Computer Inc	3,090,010
889,250	Realtek Semiconductor Corp	1,007,394
625,432	Sunplus Technology Co Ltd	746,895
12,869,095	Taiwan Semiconductor Manufacturing Co Ltd	24,133,520
		88,088,151
	Thailand — 1.6%
405,000	Advanced Info Service Pcl NVDR (b)	982,765
554,000	Advanced Info Service Pcl (Foreign Registered) (b)	1,344,325
622,000	PTT Exploration & Production Pcl (Foreign Registered) (b)	1,794,152
530,611	PTT Pcl (Foreign Registered) (b)	3,361,736
157,000	PTT Pcl NVDR (b)	994,688
48,000	Siam Cement Pcl (Foreign Registered) (b)	307,489
65,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	378,848
2,439,000	Tanayong Co Ltd (Foreign Registered) (b) (c)	640
397,000	Thai Oil Pcl (Foreign Registered) (b)	634,290
		9,798,933
	Turkey — 0.7%
230,276	Akbank TAS	1,370,317
100,930	Arcelik AS	634,496
173,400	KOC Holding AS *	676,299

4

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

66,575	Tupras-Turkiye Petrol Rafineriler AS	1,131,576
221,435	Vestel Elektronik Sanayi *	575,815
		4,388,503
	TOTAL COMMON STOCKS (COST $443,057,785)	553,837,084

Shares	Description	Value ($)
	PREFERRED STOCKS — 6.6%
	Brazil — 6.1%
222,900	Aracruz Class B (Registered) 1.44%	1,118,115
43,800	Banco Bradesco SA 7.51%	1,334,929
64,200	Banco Itau Holding Financeira SA 2.79%	1,679,611
11,577,900	Companhia de Bebidas das Americas 3.10%	4,656,243
283,674	Companhia Vale do Rio Doce Class A 0.64%	5,460,034
68,500	Empresa Brasileira de Aeronautica SA ADR 3.23%	2,291,325
181,800	Gerdau SA 3.96%	2,515,719
879,300	Petroleo Brasileiro SA (Petrobras) 1.00%	16,798,908
29,200	Usinas Siderrurgicas de Minas Gerais SA 2.10%	953,340
		36,808,224
	South Korea — 0.5%
5,900	Samsung Electronics Co Ltd (Non Voting) 1.35%	2,890,119
	TOTAL PREFERRED STOCKS (COST $25,793,530)	39,698,343

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Brazil — 0.0%
2,917	Cia de Bedidas Rights, Expires 12/31/49 *	29,050
	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	29,050

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.7%
2,000,000	Barclays Time Deposit, 5.06%, due 06/01/06	2,000,000
300,000	Branch Bank & Trust Time Deposit, 5.07%, due 06/01/06	300,000
2,000,000	ING Bank Time Deposit, 5.07%, due 06/01/06	2,000,000
2,000,000	Royal Bank of Canada Time Deposit, 5.03%, due 06/01/06	2,000,000
2,000,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	2,000,000
2,000,000	Societe General Time Deposit, 5.07%, due 06/01/06	2,000,000
5,858,550	The Boston Global Investment Trust (d)	5,858,550
	TOTAL SHORT-TERM INVESTMENT(S) (COST $16,158,550)	16,158,550
	TOTAL INVESTMENTS — 101.0% (Cost $485,009,865)	609,723,027
	Other Assets and Liabilities (net) — (1.0%)	(5,718,454)
	TOTAL NET ASSETS — 100.0%	$604,004,573

5

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$485,180,290	$132,585,113	$(8,042,376)	$124,542,737

Notes to Schedule of Investments:
ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $5,594,724 collateralized by cash in the amount of $5,858,550, which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Bankrupt issuer.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 62.9% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Australia — 1.7%
1,675,000	Amcor Ltd	8,363,352
1,075,078	Coca Cola Amatil Ltd	5,684,815
225,200	Commonwealth Bank of Australia	7,339,182
5,367,600	Foster’s Group Ltd	21,533,097
2,365,950	Multiplex Group	5,585,711
851,100	National Australia Bank Ltd	22,608,790
14,838,900	SP AusNet	13,874,677
865,651	TABCORP Holdings Ltd	9,942,652
4,105,686	Telstra Corp Ltd	11,494,154
526,927	Westpac Banking Corp	9,164,116
809,941	Woolworths Ltd	11,372,774
		126,963,320
	Austria — 0.7%
183,900	Erste Bank Der Oesterreichischen Sparkassen AG	10,490,313
29,330	Flughafen Wien AG	2,161,654
344,400	OMV AG	20,049,829
385,500	Telekom Austria AG	8,656,105
131,530	Wienerberger AG	6,749,657
		48,107,558
	Belgium — 1.1%
192,990	Belgacom SA	6,088,734
22,166	CIE Francois d’ Enterprises	23,048,283
356,495	Fortis (a)	13,013,817
52,985	Groupe Bruxelles Lambert SA	5,745,008
214,565	KBC Groep NV	23,063,478
72,092	Solvay SA (a)	8,172,946
103,459	UCB SA	5,407,932
		84,540,198
	Brazil — 0.2%
811,800	Companhia de Concessoes Rodoviarias	6,055,589
49,400	CSU Cardsystem *	954,887
74,600	Duratex SA (Registered Shares)	622,608
135,800	Unibanco-Uniao de Bancos Brasileiros SA GDR	8,668,114
		16,301,198
	Canada — 0.2%
220,100	KAP Resources Ltd * (b)	1,998
678,500	RONA Inc *	13,859,510
		13,861,508
	Chile — 0.2%
728,000	Inversiones Aguas Metropolitanas SA ADR 144A	14,428,960
	Denmark — 0.5%
866,500	Danske Bank A/S	33,094,160
	Finland — 1.4%
1,331,300	Nokia Oyj	28,551,773
1,561,200	Nokian Renkaat Oyj (a)	23,370,894
1,323,200	Poyry Oyj	14,074,239

1

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

281,300	Ramirent Oyj	10,623,557
918,100	Uponor Oyj	26,598,787
		103,219,250
	France — 5.1%
48,260	Accor SA (a)	2,831,120
163,400	Arcelor	6,979,142
113,340	Assurances Generales de France (a)	13,726,635
497,440	Axa (a)	17,311,297
107,905	BIC SA (a)	7,224,676
433,808	BNP Paribas (a)	40,473,348
29,410	Casino Guichard-Perrachon SA (a)	2,251,786
142,996	Cie de Saint-Gobain (a)	10,020,723
194,717	Credit Agricole SA (a)	7,271,680
693,792	France Telecom SA (a)	15,434,720
107,676	Groupe Danone (a)	12,960,599
17,475	Guyenne et Gascogne SA (a)	2,011,417
94,492	Imerys SA (a)	7,581,383
76,278	Lafarge SA (a)	9,144,869
128,166	Lagardere S.C.A. (a)	10,125,735
118,800	L’Oreal SA	10,639,910
83,100	M6-Metropole Television (a)	2,683,043
168,104	Michelin SA Class B (a)	11,007,373
30,083	Pernod-Ricard	5,875,768
265,272	Peugeot SA (a)	16,876,461
80,300	Publicis Groupe	3,246,979
222,733	Sanofi-Aventis (a)	21,016,399
101,964	Schneider Electric SA	10,584,863
24,831	Sequana Capital	610,841
60,400	Societe Generale (a)	9,314,428
137,852	Suez Lyon des Eaux VVPR Strip *	1,766
1,355,072	Suez SA (a)	52,174,330
102,440	Technip SA (a)	6,147,544
108,114	Thales SA (a)	4,165,082
790,000	Total SA (a)	51,241,614
115,031	Wendel Investissement (a)	13,673,687
		384,609,218
	Germany — 11.8%
288,395	Adidas-Salomon AG (a)	57,258,716
650,591	Allianz AG (Registered)	100,978,620
412,600	Bayer AG	18,524,207
215,700	Bayerische Motoren Werke AG	11,123,305
1,047,710	Commerzbank AG	39,401,272
112,020	Continental AG	12,272,519
1,706,181	DaimlerChrysler AG (Registered)	89,680,509
766,600	Depfa Bank Plc	12,461,433
120,400	Deutsche Bank AG (Registered) (a)	13,835,911
2,378,923	Deutsche Lufthansa AG (Registered) (a)	41,551,171
2,877,500	Deutsche Post AG (Registered)	77,722,721
4,402,838	Deutsche Telekom (Registered)	71,496,796
172,170	Fraport AG (a)	11,817,459
313,318	Heidelberger Druckmaschinen	14,239,653

2

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

860,900	Infineon Technologies AG *	9,741,320
875,600	Metro AG (a)	49,682,336
202,200	MTU Aero Engines Holding (a)	6,314,270
687,774	Muenchener Rueckversicherungs AG (Registered)	92,995,242
283,500	SGL Carbon AG *	5,994,359
1,260,937	Siemens AG (Registered)	108,303,737
594,300	TUI AG (a)	12,083,977
307,150	Volkswagen AG (a)	21,751,782
76,629	Wacker-Chemie AG *	8,935,508
		888,166,823
	Greece — 0.1%
407,000	Postal Savings Bank	6,519,122
	Hong Kong — 1.9%
4,626,287	Bank of East Asia Ltd	17,558,012
5,200,500	China Netcom Group	8,200,555
7,750,000	China Resources Power Holdings Co	5,775,701
2,130,500	CLP Holdings Ltd	12,214,403
7,991,000	Hang Lung Properties Ltd	14,061,000
2,585,000	Henderson Land Development Co Ltd	13,459,606
2,702,500	Jardine Strategic Holdings Ltd	31,383,051
2,385,507	Kerry Properties Ltd	7,967,474
812,000	Swire Pacific Ltd Class A	7,676,522
7,737,500	Swire Pacific Ltd Class B	13,376,773
858,500	Wing Hang Bank Ltd	7,668,708
1,108,000	Yue Yuen Industrial Holdings	3,029,028
		142,370,833
	India — 0.2%
2,536,205	Arvind Mills Ltd	4,044,657
1,428,000	Jain Irrigation Systems Ltd *	7,795,480
		11,840,137
	Indonesia — 0.1%
13,308,000	Telekomunikasi Indonesia Tbk PT	10,231,127
	Ireland — 1.3%
1,849,840	Allied Irish Banks Plc	44,298,940
1,892,770	Bank of Ireland	33,095,249
269,527	CRH Plc	9,075,752
425,300	Grafton Group Plc *	5,608,383
224,000	Irish Life & Permanent Plc	5,396,777
		97,475,101
	Italy — 3.6%
675,200	Alleanza Assicurazioni SPA (a)	7,837,599
434,731	Assicurazioni Generali SPA (a)	15,824,414
1,543,928	Banca Intesa SPA	8,966,060
994,623	Banca Intesa SPA-Di RISP	5,295,844
941,124	Banca Monte dei Paschi di Siena SPA (a)	5,487,704
275,554	Buzzi Unicem SPA	6,341,196
3,475,935	Enel SPA (a)	30,987,362
2,219,721	ENI SPA	66,932,118
860,510	Fiat SPA * (a)	11,540,744

3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

473,520	Finmeccanica SPA	10,896,956
221,146	Grouppo Editoriale L’Espresso (a)	1,113,074
527,470	Italcementi SPA - Di RISP	8,437,869
58,000	Pagnossin SPA * (a)	63,879
859,300	Snam Rete Gas SPA (a)	3,780,761
10,049,276	Telecom Italia Di RISP	25,647,404
12,311,498	Telecom Italia SPA	34,503,588
3,492,182	UniCredito Italiano SPA	26,617,046
		270,273,618
	Japan — 25.2%
228,200	Aisin Seiki Co Ltd	7,849,317
850,000	Asahi Breweries	12,504,068
1,096,000	Astellas Pharma Inc	43,020,054
1,342,000	Bridgestone Corp	27,547,099
928,000	Canon Inc	64,962,123
891	Central Japan Railway Co	8,893,147
1,301,100	Chubu Electric Power Co Inc	35,851,778
151,300	Credit Saison Co Ltd	7,612,978
849,400	Daikin Industries Ltd	27,903,231
1,678,000	Daimaru Inc (The)	22,647,998
987,000	Daiwa House Industry Co Ltd	15,615,060
3,996,000	Daiwa Securities Group Inc	49,609,560
1,675,200	Denso Corp	58,570,121
5,928	East Japan Railway Co	42,423,628
719,100	Eisai Co Ltd	32,757,872
306,600	Fanuc Ltd	27,351,919
3,440,000	Fujitsu Ltd	25,517,874
895,400	Honda Motor Co Ltd	59,042,094
693,000	Hoya Corp	26,564,681
444,800	Isetan Co Ltd	8,122,976
2,928,000	Isuzu Motors Ltd (a)	10,248,598
5,683,000	Itochu Corp	48,401,416
597,400	Japan Synthetic Rubber Co Ltd	15,743,790
2,660	Japan Tobacco Inc	9,500,801
1,055,200	JFE Holdings Inc	45,591,185
1,350,620	JTEKT Corp	26,914,809
1,038,000	Kao Corp	25,898,147
7,652	KDDI Corp	48,005,450
1,515,000	Komatsu Ltd	30,544,647
69,489	Kose Corp	2,331,258
3,801,000	Kubota Corp	35,468,968
227,200	Lawson Inc (a)	8,281,579
4,070,000	Matsushita Electric Industrial Co Ltd	88,560,314
2,229,000	Mitsubishi Chemical Holdings	14,748,393
2,112,200	Mitsubishi Corp	44,884,608
8,479,000	Mitsubishi Electric Corp	69,325,568
1,257,000	Mitsui Fudosan Co Ltd	25,825,915
1,388,000	Mitsui Mining & Smelting Co Ltd	9,011,770
1,234,000	Mitsui OSK Lines Ltd	8,703,575
8,741	Mizuho Financial Group Inc	71,098,023
299,000	Mori Seiki Co (a)	6,370,697

4

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

3,121,500	Nippon Mining Holdings Inc	27,445,084
4,202,600	Nissan Motor Co	50,873,122
331	Nomura Real Estate Office Fund (REIT)	2,754,545
245,200	Omron Corp (a)	6,706,219
169,830	ORIX Corp	49,082,386
657,000	Ricoh Company Ltd	12,872,541
856	Sapporo Hokuyo Holdings Inc	10,161,708
416,500	Sega Sammy Holdings Inc	16,640,616
528,300	Seven & I Holdings Co Ltd	18,299,875
793,000	Sharp Corp	13,238,930
567,000	Shionogi and Co Ltd	10,238,583
2,758,000	Sumitomo Electric Industries Ltd	39,657,359
1,675,000	Sumitomo Heavy Industries Ltd	15,825,700
12,199	Sumitomo Mitsui Financial Group Inc	124,686,526
597,000	Sumitomo Realty & Development Co Ltd	14,492,976
544,300	Takeda Pharmaceutical Co Ltd	35,261,564
297,500	TDK Corp	24,191,993
995	The Tokyo Star Bank Ltd	3,260,092
3,699,000	Tokyo Gas Co Ltd	18,487,904
189,900	Tokyo Seimitsu Co Ltd	10,502,511
1,280,000	Tokyo Tatemono Co Ltd	13,631,631
2,923,000	Tosoh Corp	12,643,585
2,127,900	Toyota Motor Corp	113,866,983
		1,894,649,522
	Malaysia — 0.1%
3,000,000	MISC Berhad	6,734,839
	Mexico — 0.0%
724,300	Corporacion GEO SA de CV Series B *	2,503,091
	Netherlands — 5.4%
1,081,985	ABN Amro Holdings NV (a)	29,891,289
1,203,209	Aegon NV	20,068,273
544,802	Akzo Nobel NV	29,466,425
626,650	Fortis NV	22,836,213
134,832	Fugro NV	5,554,934
1,244,454	Hagemeyer NV * (a)	6,149,423
139,274	Hal Trust (Participating Units)	9,460,324
1,420,267	ING Groep NV	55,638,358
353,213	Koninklijke Ahold NV * (a)	2,884,465
1,115,500	Koninklijke KPN NV	12,811,585
357,897	Koninklijke Wessanen NV	4,879,648
1,378,532	Philips Electronics NV	43,515,988
92,391	Philips Electronics NV ADR	2,920,480
150,900	Reed Elsevier NV	2,198,289
525,440	Royal Dutch Shell Group Class A	17,414,605
771,000	Royal Dutch Shell Plc A Shares	25,487,059
1,832,597	Royal Dutch Shell Plc B Shares	63,205,685
364,207	TNT NV	13,407,070
331,569	Unilever NV	7,510,387
42,734	Univar NV	1,976,807
143,310	Van Ommeren Vopak NV	5,076,859

5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

73,987	Wereldhave NV	7,167,500
676,008	Wolters Kluwer NV	15,970,632
		405,492,298
	New Zealand — 0.1%
394,477	Air New Zealand	311,379
1,073,119	Asian Growth Properties Ltd *	672,309
3,432,943	Telecom Corp of New Zealand	9,940,385
		10,924,073
	Norway — 1.4%
1,053,398	Ekornes ASA (a)	22,292,838
1,531,000	Norske Skogindustrier AS Class A (a)	22,192,848
410,000	Orkla ASA	20,246,889
549,520	Prosafe ASA (a)	31,515,740
454,000	Stolt-Nielsen SA	11,747,461
		107,995,776
	Philippines — 0.1%
6,797,100	First General Corp	5,974,202
	Singapore — 1.0%
4,390,000	ComfortDelgro Corp Ltd	4,065,376
2,268,880	DBS Group Holdings Ltd	24,978,589
1,116,000	Keppel Corp Ltd	9,562,463
15,741,000	People’s Food Holdings Ltd	11,179,265
917,000	Singapore Airlines Ltd	7,232,733
7,292,220	Singapore Telecommunications	11,710,691
6,173,250	Unisteel Technology Ltd	7,258,852
		75,987,969
	South Korea — 0.8%
19,865	Hansol Paper Co	224,691
1,091,100	KT Corp ADR	24,058,755
251,600	Samsung Electro Mechanics Co Ltd *	7,960,030
221,510	Samsung SDI Co Ltd	18,601,057
30,620	SK Telecom Co Ltd	7,257,937
154,700	SK Telecom Co Ltd ADR (a)	4,037,670
		62,140,140
	Spain — 3.0%
379,040	ACS Actividades de Construccion y Servicios SA	15,119,170
199,703	Altadis SA	9,456,431
1,756,392	Banco Bilbao Vizcaya Argentaria SA	36,424,819
684,315	Banco Popular Espanol SA	10,013,195
1,758,932	Banco Santander Central Hispano SA	25,383,822
696,527	Endesa SA	23,345,275
156,600	Gas Natural SDG SA	4,741,386
519,593	Iberdrola SA	16,673,791
132,100	Inditex SA	5,238,777
124,750	Red Electrica de Espana	4,318,809
896,929	Repsol YPF SA	25,055,166
2,410,161	Telefonica SA	39,453,441

6

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

138,668	Union Fenosa SA	5,410,884
		220,634,966
	Sweden — 1.2%
804,967	Assa Abloy AB Class B	14,257,070
345,390	Autoliv Inc SDR	19,193,773
1,044,450	Lundin Mining Corp SDR *	30,853,816
8,544,000	Telefonaktiebolaget LM Ericsson (a)	27,336,781
		91,641,440
	Switzerland — 3.3%
66,900	Adecco SA	4,279,777
43,170	Baloise Holding Ltd	3,212,014
1,620	Bank Sarasin & Cie AG Class B (Registered)	4,333,294
2,822	Banque Cantonale Vaudoise	1,052,126
2,666	Belimo Holding AG (Registered)	2,058,072
20,560	Bobst Group AG (Registered)	945,743
90,460	Converium Holding AG	1,077,792
441,250	Credit Suisse Group	25,519,788
9,335	Energiedienst Holding AG (Registered) *	3,763,656
6,697	Forbo Holdings AG (Registered) *	1,750,706
8,262	Geberit AG (Registered)	8,998,430
141,905	Holcim Ltd	11,137,077
880	Jelmoli Holding AG (Bearer)	1,557,544
4,836	Jelmoli Holding AG (Registered)	1,744,627
108,420	Nestle SA (Registered)	32,366,931
408,284	Novartis AG (Registered)	22,641,493
93,700	Swatch Group AG (a)	15,213,364
19,900	Swiss Life Holding	4,603,668
504	Swiss National Insurance Co (Registered)	283,915
576,027	Swiss Reinsurance Co (Registered)	40,519,910
31,330	Swisscom AG (Registered)	10,108,908
297,440	UBS AG (Registered)	33,705,977
18,941	Valora Holding AG	3,902,507
42,841	Zurich Financial Services AG *	9,687,881
		244,465,200
	Taiwan — 1.2%
3,528,000	Benq Corp	2,587,923
15,586,000	Chinatrust Financial Holding Co	12,513,366
695,000	Chunghwa Telecom Co Ltd ADR	14,240,550
689,860	Compal Electronics GDR 144A	3,518,286
4,223,465	Compal Electronics Inc	4,302,239
8,745,000	E.Sun Financial Holdings Co Ltd	5,843,085
6,322,000	Fubon Financial Holding Co Ltd	5,560,617
169,600	Fubon Financial Holding Co Ltd GDR (Registered)	1,492,480
24,524,000	Sinopac Holdings Co *	12,047,343
646,070	Standard Foods Corp	311,360
307,300	Taiwan Semiconductor Manufacturing Co Ltd ADR	2,910,131
41,380,091	United Microelectronics Corp	25,870,985
		91,198,365
	Thailand — 0.6%
5,123,200	Advanced Info Service Pcl (Foreign Registered) (b)	12,431,851

7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

38,316,400	Charoen Pokphand Foods Pcl (Foreign Registered) (b)	5,676,876
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) * (b)	2,936,156
1,943,000	Thai Airways International Pcl (Foreign Registered) (b)	2,293,927
122,530,000	Thai Beverage PCL * (b)	20,177,851
		43,516,661
	United Kingdom — 21.3%
900,900	Amvescap Plc	8,737,467
549,968	Anglo American Plc	22,103,363
777,408	Associated British Foods Plc	10,757,908
764,800	AstraZeneca Plc	40,428,168
2,241,616	Aviva Plc	31,092,399
219,372	AWG Plc	4,488,352
205,822	BAA Plc	3,358,256
7,210,910	BAE Systems Plc	51,544,214
6,175,088	Barclays Plc	71,425,333
996,942	BBA Group Plc	4,589,670
2,460,846	BG Group Plc	32,758,572
579,847	BHP Billiton Plc	11,326,133
253,500	BOC Group	7,450,926
437,062	Boots Group Plc	5,768,845
10,413,151	BP Plc	122,747,542
229,100	Brambles Industries Plc	1,859,650
501,600	British Energy Plc (Deferred Shares) * (b) (c)	—
804,676	British Sky Broadcasting Plc	7,987,371
7,958,501	BT Group Plc	35,024,066
424,370	Bunzl Plc	4,873,398
229,783	Burberry Group Plc	1,878,946
1,240,801	Cable & Wireless Plc	2,397,988
778,800	Cadbury Schweppes Plc	7,455,830
1,014,720	Cattle’s Plc	6,647,568
5,022,457	Centrica Plc	26,212,342
3,297,000	Cobham Group Plc	10,459,807
2,585,100	Compass Group Plc	11,435,585
2,056,297	Diageo Plc	33,754,228
1,981,282	DSG International Plc	7,227,177
55,095	DX Services Plc	334,578
370,981	Filtrona Plc	2,145,199
526,698	FKI Plc	1,060,160
1,872,345	Gallaher Group Plc	28,896,673
3,249,499	GlaxoSmithKline Plc	89,866,208
548,914	GUS Plc	9,500,426
741,658	Hanson Plc	9,064,538
1,132,961	Hays Plc	3,408,737
3,773,882	HBOS Plc	64,549,251
5,195,302	HSBC Holdings Plc	90,222,721
1,015,670	ICAP Plc	9,374,002
870,120	Imperial Chemical Industries Plc	5,826,712
1,114,418	Imperial Tobacco Group Plc	34,129,277
177,057	Intercontinental Hotels Group Plc	3,016,135
1,597,300	International Power Plc	8,656,580
3,918,000	ITV Plc	7,771,279

8

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,498,269	J Sainsbury Plc	8,951,510
348,370	Johnson Matthey Plc	8,797,652
403,803	Kesa Electricals Plc	2,237,953
1,698,210	Kingfisher Plc	7,192,160
612,032	Ladbrokes Plc	4,539,908
9,012,744	Legal & General Group Plc	21,596,546
4,533,420	Lloyds TSB Group Plc	42,601,984
49,738	Lonmin Plc	2,445,849
1,255,000	Matalan Plc	4,128,206
1,936,500	Misys Plc	6,515,885
402,128	Mitchells & Butlers Plc	3,755,085
1,966,554	National Grid Plc	22,330,568
225,132	Next Plc	6,849,242
640,700	Northern Rock Plc	12,301,852
1,967,934	Old Mutual Plc	6,189,950
1,255,500	Pearson Plc	16,986,883
1,471,606	Photo-Me International Plc	2,445,537
2,540,417	Prudential Plc	27,606,408
1,016,590	Reed Elsevier Plc	9,897,141
2,806,620	Rentokil Initial Plc	7,616,534
245,646	Resolution Plc	3,152,551
621,169	Reuters Group Plc	4,402,300
625,836	Rexam Plc	5,606,016
16,628	Rio Tinto Plc	922,672
2,239,511	Royal & Sun Alliance Insurance Group	5,385,634
3,429,884	Royal Bank of Scotland Group	110,661,828
1,298,000	Sage Group Plc	5,626,597
1,534,421	Scottish & Newcastle Plc	14,233,203
922,260	Scottish & Southern Energy Plc	19,505,880
1,406,904	Scottish Power Plc	14,712,705
590,900	Scottish Power Plc (Deferred Shares) *	—
455,000	Serco Group Plc	2,678,691
803,363	Severn Trent Plc	16,935,008
775,100	Shire Pharmaceuticals Plc	11,331,883
635,595	Slough Estates Plc	7,241,661
607,432	Smith (David S.) Holdings Plc	1,733,974
1,097,400	South African Breweries Plc	20,517,074
100,000	SSL International Plc	525,755
287,875	Standard Chartered Plc	7,065,776
1,962,549	Tesco Plc	11,768,325
226,228	TI Automotive Ltd Class A * (b)	—
948,246	Tomkins Plc	5,004,251
246,525	Travis Perkins Plc	7,042,966
340,847	Trinity Mirror Plc	3,248,178
628,349	Unilever Plc	14,063,797
901,112	United Utilities Plc	11,145,504
377,082	Viridian Group Plc	6,501,097
28,035,870	Vodafone Group Plc	64,542,909
280,066	Whitbread Plc	5,499,066
1,201,036	William Morrison Supermarkets Plc	4,399,246
652,021	Wolseley Plc	15,172,343

9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,291,250	Wood Group (John) Plc	10,061,136
804,400	WPP Group Plc	9,915,914
		1,599,204,373
	TOTAL COMMON STOCKS (COST $5,061,094,662)	7,115,065,046

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.0%
	Brazil — 0.3%
1,518,000	Randon Participacoes SA 5.41%	4,936,372
602,400	Suzano Bahia Sul Papel e Celulose SA *	3,464,614
444,000	Tam SA 0.41%	10,174,080
		18,575,066
	France — 0.0%
21,058	Casino Guichard-Perrachon SA 4.53% (a)	1,354,861
	Germany — 0.7%
210,990	Henkel KGaA 1.59%	23,748,676
587,099	Volkswagen AG 3.38% (a)	29,479,817
		53,228,493
	Italy — 0.0%
165,933	Fiat SPA *	1,821,274
76,871	IFI Istituto Finanziario Industries * (a)	1,642,854
		3,464,128
	TOTAL PREFERRED STOCKS (COST $53,053,829)	76,622,548

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
197,500	Arkema Total SA Rights, Expires 06/26/06 *	701,022
	Thailand — 0.0%
2,759,833	Sino Thai Engineering & Construction Pcl Warrants, Expires 04/18/08 * (b)	45,231
	TOTAL RIGHTS AND WARRANTS (COST $567,060)	746,253

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 9.7%
106,900,000	Societe General Time Deposit, 5.07%, due 06/01/06	106,900,000
623,318,839	The Boston Global Investment Trust (d)	623,318,839
	TOTAL SHORT-TERM INVESTMENT(S) (COST $730,218,839)	730,218,839
	TOTAL INVESTMENTS — 105.5% (Cost $5,844,934,390)	7,922,652,686
	Other Assets and Liabilities (net) — (5.5%)	(415,165,824)
	TOTAL NET ASSETS — 100.0%	$7,507,486,862

10

GMO Foreign Fund
(A Series of GMO Trust)

Schedule of Investments  — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 5,848,662,641	$2,121,820,512	$(47,830,467)	$2,073,990,045

Notes to Schedule of Investments:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
REIT – Real Estate Investment Trust
SDR – Swedish Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the fund had loaned securities having a market value of $594,921,909 collateralized by cash in the amount of $623,318,839 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Bankrupt issuer.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 93.3% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.9%
	Australia — 0.9%
491,866	Brazin Ltd	526,848
421,897	Consolidated Rutile Ltd	213,651
658,100	Gunns Ltd	1,480,364
600,000	Healthscope Ltd (a)	1,974,151
732,869	McGuigan Simeon Wines Ltd	1,463,677
136,000	Multiplex Group	321,079
850,000	PaperlinX Ltd	1,960,827
438,800	PMP Ltd *	511,241
		8,451,838
	Austria — 1.0%
23,000	Boehler Uddeholm (Bearer)	4,785,434
20,677	Flughafen Wien AG (a)	1,523,918
34,800	OMV AG (a)	2,025,941
35,000	Wienerberger AG (a)	1,796,077
		10,131,370
	Belgium — 0.8%
102,000	AGFA-Gevaert NV	2,064,974
33,278	Bekaert NV (a)	3,426,729
26,964	Omega Pharma SA (a)	1,834,110
5,006	Unibra SA	625,532
		7,951,345
	Brazil — 0.9%
198,600	American Banknote SA *	1,253,864
382,800	Companhia de Concessoes Rodoviarias	2,855,481
300,000	Porto Seguro SA	4,735,135
		8,844,480
	Canada — 1.9%
122,000	Inco Ltd	8,029,959
90,600	KAP Resources Ltd * (b)	823
286,900	Linamar Corp (a)	3,946,015
681,200	QLT Inc *	4,854,671
200,000	Tanganyika Oil Co * (a)	2,117,056
		18,948,524
	Chile — 0.3%
77,300	Compania Cervecerias Unidas ADR	1,797,225
59,600	Inversiones Aguas Metropolitanas SA ADR 144A	1,181,272
		2,978,497
	Egypt — 0.1%
30,000	Lecico Egypt SAE GDR	279,000
95,000	Lecico Egypt SAE GDR 144A	883,500
		1,162,500

1

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Finland — 3.6%
430,200	Marimekko Oyj	9,230,103
792,800	Poyry Oyj	8,432,631
106,100	Ramirent Oyj	4,006,966
860,418	Rapala VMC Oyj (a)	6,787,675
222,800	Uponor Oyj	6,454,863
		34,912,238
	France — 5.6%
3,700	Casino Guichard-Perrachon SA	283,292
23,271	Christian Dalloz (a)	2,736,782
51,420	Clarins (a)	3,295,784
9,407	Credit National (a)	2,386,207
7,250	Damart SA (a)	1,737,805
6,450	Damartex SA	295,244
38,600	Essilor International SA	3,887,687
41,870	Eurazeo (a)	4,335,212
142,100	Fimatex * (a)	1,874,330
6,300	Gaumont SA	557,012
48,200	GFI Industries SA	3,244,139
31,108	Groupe Partouche *	637,785
9,000	Guyenne et Gascogne SA (a)	1,035,923
17,700	Klepierre	1,933,135
75,000	M6-Metropole Television (a)	2,421,519
53,500	Michelin SA Class B	3,503,155
51,900	Peugeot SA (a)	3,301,850
1,351	SAGA	72,709
30,400	Schneider Electric SA	3,155,818
1,242,600	SCOR SA (a)	2,949,517
20,350	Seb SA (a)	2,277,638
30,001	Sequana Capital	738,023
21,000	Thales SA (a)	809,023
45,472	Virbac SA	2,494,917
87,141	Zodiac SA	4,842,366
		54,806,872
	Germany — 12.9%
116,080	Aareal Bank AG * (a)	4,973,405
35,666	Adidas-Salomon AG	7,081,223
18,600	Beiresdorf AG (Bearer)	2,664,598
495,792	Cat Oil AG *	10,971,767
141,200	Commerzbank AG	5,310,114
15,900	Continental AG	1,741,948
197,400	Depfa Bank Plc	3,208,827
300,200	Deutsche Lufthansa AG (Registered)	5,243,407
70,000	DIC Asset AG *	1,913,213
186,056	Eurocastle Investment (a)	6,849,557
19,517	Fraport AG (a)	1,339,614
85,747	Hannover Rueckversicherungs AG (Registered) (a)	3,134,790
87,220	Heidelberger Druckmaschinen	3,963,968
150,000	Infineon Technologies AG *	1,697,291

2

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

118,903	Medion AG (a)	1,618,484
288,300	Metallgesellschaft *	5,021,704
118,000	Metro AG	6,695,427
150,000	Mobilcom AG * (a)	3,130,524
209,780	MTU Aero Engines Holding * (a)	6,550,978
185,500	Patrizia Immobilien AG *	5,217,508
350,000	Praktiker Bau-Und Heim *	10,055,549
402,000	SGL Carbon AG * (a)	8,499,938
197,200	Techem AG	8,681,615
97,300	Thielert AG *	2,606,590
78,680	TUI AG (a)	1,599,810
67,600	Vossloh AG (a)	3,386,945
30,000	Wacker-Chemie AG *	3,498,222
		126,657,016
	Hong Kong — 2.0%
231,500	ASM Pacific Technology	1,193,226
2,400,000	Chinese Estates Holdings Ltd	2,826,246
1,527,000	Hang Lung Properties Ltd	2,686,916
1,575,000	Industrial & Commercial Bank of China	2,236,250
2,278,000	Pacific Basin Shipping Ltd	1,026,503
4,956,000	Samson Holding Ltd	2,676,082
4,252,000	Singamas Container Holdings Ltd	3,334,987
1,099,500	Techtronic Industries Co	1,593,032
250,000	Wing Lung Bank	2,286,564
		19,859,806
	India — 0.5%
641,984	Arvind Mills Ltd	1,023,815
206,115	Jain Irrigation Systems Ltd *	1,125,186
231,794	Mirc Electronics Ltd	95,767
363,756	Sakthi Sugars Ltd *	1,421,140
900,000	Welspun Gujarat Stahl Ltd *	1,342,187
		5,008,095
	Ireland — 1.9%
196,346	Anglo Irish Bank Corp	3,060,486
507,600	Blackrock International *	237,322
65,420	CRH Plc	2,202,880
55,000	FBD Holdings Plc	2,532,450
248,000	Grafton Group Plc *	3,270,348
379,440	IFG Group Plc	947,632
124,000	Irish Continental Group Plc *	1,676,741
209,500	Irish Life & Permanent Plc	5,047,432
		18,975,291
	Italy — 4.7%
355,000	Arnoldo Mondadori Editore SPA (a)	3,225,811
621,425	Banca Intesa SPA	3,608,804
107,000	Banca Popolare di Verona	2,929,310
187,500	Banche Popolari Unite Scrl (a)	4,666,955
157,000	Brembo Filatura del Brembo SPA	1,465,253

3

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

179,200	Buzzi Unicem SPA (a)	4,123,846
436,100	Campari	4,125,422
232,700	Finmeccanica SPA	5,355,047
307,716	Grouppo Editoriale L’Espresso (a)	1,548,800
1,228,700	IFIL SPA	6,804,957
300,300	Indesit Company SPA (a)	3,656,566
30,000	Pagnossin SPA * (a)	33,041
600,000	Snam Rete Gas SPA (a)	2,639,889
909,364	Telecom Italia Di RISP	2,320,846
		46,504,547
	Japan — 15.8%
138,000	Akebono Brake Industry Co (a)	1,330,273
240,000	Asahi Soft Drinks Co Ltd	3,807,898
80,000	Bank of Iwate Ltd (The)	5,037,560
65,000	Brother Industries Ltd	638,221
450,000	Capcom (a)	4,765,277
180,000	Daimaru Inc (The)	2,429,463
106,000	Dainippon Screen Manufacturing Co Ltd (a)	1,044,742
200,000	Daito Trust Construction Co Ltd	10,926,432
30,000	Diamond Lease Co Ltd	1,623,250
180,000	Heiwado Co Ltd	3,621,296
360,000	Hitachi High Technologies Corp	10,377,752
390,000	Isuzu Motors Ltd (a)	1,365,080
680,000	JACCS Co Ltd	7,194,776
600	Japan Retail Fund Investment Corp	4,903,752
950,000	Kobe Steel Ltd	3,151,264
800,000	Marubeni Corp	4,353,381
450,000	Nabtesco Corp	5,044,482
500,000	NHK Spring Co Ltd	5,806,955
350,000	Nippon Electric Glass Co Ltd	7,706,365
600,000	Nippon Mining Holdings Inc	5,275,365
400,000	Okasan Securities Co Ltd (a)	4,318,179
200,000	Sanwa Shutter Corp	1,278,362
95,000	Seiren Co Ltd (a)	1,434,029
625,000	Shimadzu Corp	4,249,714
1,935,000	Showa Denko (a)	8,290,372
530,000	Sumitomo Rubber Industries	6,696,712
74	The Tokyo Star Bank Ltd	242,459
2,100,000	Tokyu Land Corp (a)	15,861,515
325,000	Toyo Suisan Kaisha Ltd	5,389,020
2,400,000	Ube Industries Ltd	7,399,598
350,000	Yamaha Motor Co Ltd	9,405,457
		154,969,001
	Malaysia — 0.1%
7,750,000	E & O Property Development *	1,355,343
	Mexico — 0.2%
611,000	Controladora Comercial Mexicana SA de CV	956,118
1,400,000	Sare Holding SA de CV *	1,345,323
		2,301,441

4

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Netherlands — 1.3%
136,097	Buhrmann NV	2,113,995
96,300	Fortis NV	3,509,339
463,139	Hagemeyer NV * (a)	2,288,584
43,700	Imtech NV	2,145,118
170,000	Koninklijke Wessanen NV	2,317,818
		12,374,854
	New Zealand — 0.3%
40,400	Air New Zealand	31,890
2,750,000	Canwest Mediaworks	2,803,419
241,495	Evergreen Forests Ltd *	49,375
		2,884,684
	Norway — 2.9%
857,000	Block Watne Gruppen ASA *	5,636,443
358,550	Consafe Offshore AB *	7,351,688
450,490	Ekornes ASA (a)	9,533,624
614,200	Geo ASA *	4,528,418
31,550	Prosafe ASA	1,809,437
		28,859,610
	Philippines — 0.1%
1,147,500	First General Corp	1,008,577
	Singapore — 0.9%
17,296,000	Anwell Technologies Ltd *	772,314
2,194,000	GES International Ltd	1,205,217
614,000	Gold Peak Batteries International	645,481
3,451,000	Huan Hsin Holdings Ltd	1,184,031
2,962,000	LMA International NV *	1,316,236
1,587,000	People’s Food Holdings Ltd	1,127,088
2,000,000	Petra Foods Ltd	1,697,058
668,750	Unisteel Technology Ltd	786,354
		8,733,779
	South Korea — 2.3%
38,980	Asia Cement Co Ltd	1,620,261
378,290	Handsome Corp	6,758,244
144,000	Kooksoondang Co Ltd	1,622,095
81,100	Korea Electric Terminal Co	1,241,007
320,963	Kortek Corp	1,845,877
11,610	LG Household & Health Care	860,103
61,000	Pulmuone Co Ltd	1,849,360
60,000	Samsung Electro Mechanics Co Ltd *	1,898,258
49,800	Samsung SDI Co Ltd	4,181,900
43,900	Samsung SDI Co Ltd GDR 144A	921,900
		22,799,005
	Spain — 2.0%
92,000	ACS Actividades de Construccion y Servicios SA	3,669,702
63,060	Aguas de Barcelona SA Class A	1,759,846
14,400	Altadis SA	681,876

5

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

10,649	Bankinter SA	717,940
38,296	Cia de Distribucion Integral Logista SA	2,204,768
60,000	Fomento de Construcciones y Contratas SA	4,610,057
15,597	Gas Natural SDG SA	472,231
30,000	Red Electrica de Espana	1,038,591
43,864	Union Fenosa SA	1,711,592
628,157	Uralita SA	3,151,022
		20,017,625
	Sweden — 1.7%
275,670	Lundin Mining Corp SDR *	8,143,493
202,950	Munters AB	7,217,383
		15,360,876
	Switzerland — 4.5%
2,131	Bank Sarasin & Cie AG Class B (Registered)	5,700,153
2,190	Belimo Holding AG (Registered)	1,690,614
14,450	Bobst Group AG (Registered)	664,688
86,286	Charles Voegele Holding AG *	6,873,090
700	Eichhof Holding AG	881,596
2,389	Forbo Holdings AG (Registered) *	624,524
2,894	Geberit AG (Registered) (a)	3,151,955
17,510	Helvetia Patria Holding (Registered)	4,553,130
1,000	Jelmoli Holding AG (Bearer)	1,769,937
3,250	Jelmoli Holding AG (Registered) (a)	1,172,465
200,309	Kardex AG *	9,690,235
18,700	Swatch Group AG (a)	3,036,178
17,908	Valiant Holding (Registered) *	1,940,610
9,350	Valora Holding AG	1,926,426
		43,675,601
	Taiwan — 1.8%
4,319,000	Arima Computer Corp *	1,208,484
2,975,500	Benq Corp	2,182,643
3,128,000	China Life Insurance Co Ltd *	1,437,259
2,000,000	China Motor Corp Ltd	2,099,148
2,287,450	Compal Electronics Inc	2,330,114
700,000	E.Sun Financial Holdings Co Ltd	467,714
826,000	Fubon Financial Holding Co Ltd	726,522
29,000	Fubon Financial Holding Co Ltd GDR (Registered)	255,200
1,641,000	Phoenixtec Power Co Ltd	1,667,120
1,995,000	Sunplus Technology Co Ltd	2,382,442
2,394,000	Tsann Kuen Enterprises Co Ltd	3,246,125
		18,002,771
	Thailand — 0.2%
13,500,000	Asian Property Development Pcl (Foreign Registered) (b)	1,199,631
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) * (b)	671,491
		1,871,122
	United Kingdom — 20.7%
145,000	Alliance & Leicester Plc	3,195,542
140,828	Alliance Unichem Plc	2,442,673

6

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

582,342	Balfour Beatty Plc	3,654,800
425,000	BBA Group Plc	1,956,593
687,250	Bodycote International Plc	3,415,323
385,000	Brambles Industries Plc	3,125,122
533,333	Brit Insurance Holdings Plc	2,602,748
438,800	British Airways Plc *	2,799,880
450,000	Brown (N) Group Plc	1,721,174
148,000	Cable & Wireless Plc	286,027
514,100	Carphone Warehouse Group Plc	3,119,213
565,308	Cattle’s Plc	3,703,409
500,000	Centrica Plc	2,609,514
239,888	Chemring Group	4,688,820
550,000	Cobham Group Plc	1,744,887
742,000	Compass Group Plc	3,282,350
128,342	Computacenter Plc	527,009
200,000	Davis Service Group (Ordinary)	1,668,735
3,300,000	Dimension Data Holdings Plc *	2,557,468
9,750	DX Services Plc	59,209
51,000	Filtrona Plc	294,908
696,493	FKI Plc	1,401,931
307,600	Fyffes Plc	560,301
189,952	Gallaher Group Plc	2,931,608
50,000	Go-Ahead Group Plc	1,586,140
615,000	Group 4 Securicor Plc	2,010,794
315,000	Hanson Plc	3,849,927
171,747	Hays Plc	516,735
386,049	ICAP Plc	3,562,992
102,400	Imperial Tobacco Group Plc	3,136,021
600,000	Inmarsat Plc	3,695,379
300,000	ISOFT Group Plc	492,878
1,750,000	ITV Plc	3,471,092
425,000	JJB Sports Plc	1,382,817
115,000	Johnson Matthey Plc	2,904,182
104,929	Kazakhmys Plc	2,233,465
385,000	Kelda Group Plc	5,432,314
360,000	Kesa Electricals Plc	1,995,188
237,344	Kier Group Plc	6,788,708
362,200	Matalan Plc	1,191,423
800,000	Misys Plc	2,691,819
250,000	Mitie Group Plc	910,529
100,000	Next Plc	3,042,323
250,300	Northern Rock Plc	4,805,921
199,119	Pennon Group (Ordinary)	4,727,692
1,284,614	Photo-Me International Plc	2,134,791
555,555	Playtech Ltd *	3,532,502
425,000	Premier Foods Plc	2,451,206
115,000	Provident Financial Plc	1,306,964
50,000	Punch Taverns Plc	802,341
600,000	Qinetiq Plc *	1,913,163
173,311	Resolution Plc	2,224,224
375,736	Rexam Plc	3,365,710

7

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

750,000	RM Plc	2,478,416
2,021,893	Royal & Sun Alliance Insurance Group	4,862,301
1,000,000	Sage Group Plc	4,334,821
215,000	Serco Group Plc	1,265,755
275,000	Shire Pharmaceuticals Plc	4,020,472
432,000	Slough Estates Plc	4,921,998
755,160	Smith (David S.) Holdings Plc	2,155,677
165,600	Smith WH Plc	1,354,211
425,000	SSL International Plc	2,234,460
58,600	Tate & Lyle Plc	626,191
400,300	Tomkins Plc	2,112,534
110,000	Travis Perkins Plc	3,142,587
220,000	Trinity Mirror Plc	2,096,539
1,080,000	TT Group Plc	3,507,923
180,700	Ultra Electronics Holdings	3,524,944
16,179	Venture Production (Ordinary Shares) *	202,578
248,500	Viridian Group Plc	4,284,274
265,100	William Hill Plc	3,053,043
1,536,882	William Morrison Supermarkets Plc	5,629,408
137,800	Wolseley Plc	3,206,567
850,000	Wood Group (John) Plc	3,732,445
130,441	Xstrata Plc	5,197,622
275,000	Yell Group Plc	2,580,611
		203,033,861
	TOTAL COMMON STOCKS (COST $615,412,331)	902,440,569

Shares	Description	Value ($)
	PREFERRED STOCKS — 3.0%
	Brazil — 1.9%
1,000,000	Iochpe Maxion SA	8,691,892
337,500	Saraiva SA Livreiros 0.20%	2,685,405
280,000	Suzano Bahia Sul Papel e Celulose SA *	1,610,378
229,400	Tam SA 0.41%	5,256,608
		18,244,283
	France — 0.1%
6,800	Casino Guichard-Perrachon SA 4.53%	437,509
	Germany — 1.0%
31,500	Henkel KGaA 1.59%	3,545,587
128,900	Volkswagen AG 3.38%	6,472,415
		10,018,002
	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries * (a)	213,716
	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 3.88%	292,792
	TOTAL PREFERRED STOCKS (COST $22,994,244)	29,206,302

8

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Thailand — 0.0%
631,167	Sino Thai Engineering & Construction Pcl Warrants, Expires 04/18/08 * (b)	10,344
	TOTAL RIGHTS AND WARRANTS (COST $49,387)	10,344

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 13.7%
24,400,000	Societe General Time Deposit, 5.07%, due 06/01/06	24,400,000
110,441,126	The Boston Global Investment Trust (c)	110,441,126
	TOTAL SHORT-TERM INVESTMENT(S) (COST $134,841,126)	134,841,126
	TOTAL INVESTMENTS — 108.6% (Cost $773,297,088)	1,066,498,341
	Other Assets and Liabilities (net) — (8.6%)	(84,825,540)
	TOTAL NET ASSETS — 100.0%	$981,672,801

9

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$773,581,869	$314,656,730	$(21,605,711)	$293,051,019

Notes to Schedule of Investments:

144A –  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
SDR – Swedish Depository Receipt
*	Non – income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $100,349,457 collateralized by cash in the amount of $110,441,126, which was invested in a short – term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 86.1% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
1,375,869	GMO Alpha Only Fund, Class IV	14,185,212
1,680,301	GMO Currency Hedged International Equity Fund, Class III	12,635,862
303,670	GMO Emerging Countries Fund, Class III	5,693,816
136,594	GMO Emerging Country Debt Fund, Class IV	1,491,605
1,604,155	GMO Emerging Markets Fund, Class VI	35,082,880
139,513	GMO Inflation Indexed Plus Bond Fund, Class VI	3,487,831
1,331,194	GMO International Growth Equity Fund, Class III	41,639,759
1,223,126	GMO International Intrinsic Value Fund, Class IV	41,867,611
78,303	GMO International Small Companies Fund, Class III	1,216,042
14,417	GMO Short-Duration Investment Fund, Class III	129,895
280,000	GMO Strategic Fixed Income Fund, Class VI	7,000,000
8,400,624	GMO U.S. Core Equity Fund, Class VI	116,432,643
2,360	GMO U.S. Growth Fund, Class III	40,479
1,290,041	GMO U.S. Quality Equity Fund, Class IV	25,310,604
41,644	GMO U.S. Value Fund, Class III	413,937
		306,628,176
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC	387
	TOTAL AFFILIATED ISSUERS (COST $262,703,018)	306,628,563

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
16,885	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $16,887 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $17,223.	16,885
	TOTAL SHORT-TERM INVESTMENT(S) (COST $16,885)	16,885
	TOTAL INVESTMENTS — 100.0% (Cost $262,719,903)	306,645,448
	Other Assets and Liabilities (net) — 0.0%	(14,053)
	TOTAL NET ASSETS — 100.0%	$306,631,395

1

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$262,807,944	$44,813,588	$(976,084)	$43,837,504

Investments in Affiliated Issuers

The Fund makes investments in other funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

2

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$21,422,854	$—	$21,443,533	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	22,669,513	8,352,500	—	—	14,185,212
GMO Currency Hedged International Equity Fund, Class III	13,917,020	2,363,979	1,418,629	163,319	2,200,660	12,635,862
GMO Emerging Countries Fund, Class III	6,223,371	—	391,880	—	—	5,693,816
GMO Emerging Country Debt Fund, Class IV	1,647,525	—	103,001	—	—	1,491,605
GMO Emerging Markets Fund, Class VI	38,450,725	—	2,422,494	—	—	35,082,880
GMO Inflation Indexed Bond Fund, Class III	2,698,811	1,020,472	3,656,067	20,473	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	3,487,831	—	—	—	3,487,831
GMO International Growth Equity Fund, Class III	42,494,690	—	2,777,181	—	—	41,639,759
GMO International Intrinsic Value Fund, Class IV	43,151,981	—	3,439,850	—	—	41,867,611
GMO International Small Companies Fund, Class III	1,247,841	—	82,158	—	—	1,216,042
GMO Short-Duration Investment Fund, Class III	135,556	158	8,578	158	—	129,895
GMO SPV I, LLC	740	—	—	—	3,410	387	*
GMO Strategic Fixed Income Fund, Class VI	—	7,000,000	—	—	—	7,000,000
GMO U.S. Core Equity Fund, Class VI	126,071,991	3,648,173	8,279,415	512,283	—	116,432,643
GMO U.S. Growth Fund, Class III	45,689	82	2,924	82	—	40,479
GMO U.S. Quality Equity Fund, Class IV	28,076,814	537,795	1,797,277	135,185	—	25,310,604
GMO U.S. Value Fund, Class III	454,865	707	29,221	707		413,937
Totals	$326,040,473	$40,728,710	$54,204,708	$832,207	$2,204,070	$306,628,563

*                     After effect of return of capital distributions of $170 and $249 on March 7, 2006 and May 24, 2006, respectively.

3

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund, or underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 39.8% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on modeling tools by a third party vendor.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 1.6% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 100.0%
	Affiliated Issuer(s) — 100.0%
25,112,937	GMO Alpha Only Fund, Class IV	258,914,377
2,042,883	GMO Alternative Asset Opportunity Fund, Class III	57,548,010
31,825,423	GMO Core Plus Bond Fund, Class IV	325,892,329
2,103,500	GMO Domestic Bond Fund, Class VI	20,467,055
983,316	GMO Emerging Countries Fund, Class III	18,437,169
942,925	GMO Emerging Country Debt Fund, Class IV	10,296,746
7,840,197	GMO Emerging Markets Fund, Class VI	171,465,102
4,309,016	GMO Inflation Indexed Plus Bond Fund, Class VI	107,725,392
2,453,474	GMO International Bond Fund, Class III	24,510,202
5,181,610	GMO International Growth Equity Fund, Class III	162,080,748
4,737,622	GMO International Intrinsic Value Fund, Class IV	162,168,807
506,768	GMO International Small Companies Fund, Class III	7,870,110
371,556	GMO Short-Duration Investment Fund, Class III	3,347,716
6,716,820	GMO Strategic Fixed Income Fund, Class VI	167,920,501
24,477,570	GMO U.S. Core Equity Fund, Class VI	339,259,124
8,349,372	GMO U.S. Quality Equity Fund, Class IV	163,814,680
64,987	GMO U.S. Value Fund, Class III	645,973
	TOTAL MUTUAL FUND(S) (COST $1,888,089,248)	2,002,364,041

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
11,790	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $11,791 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of 12,026.	11,790
	TOTAL SHORT-TERM INVESTMENT(S) (COST $11,790)	11,790
	TOTAL INVESTMENTS — 100.0% (Cost $1,888,101,038)	2,002,375,831
	Other Assets and Liabilities (net) — 0.0%	56,927
	TOTAL NET ASSETS — 100.0%	$2,002,432,758

1

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,888,363,291	$125,590,356	$(11,577,816)	$114,012,540

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$239,791,023	$4,000,000	$244,652,838	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	331,457,128	70,000,000	—	—	258,914,377
GMO Alternative Asset Opportunity Fund, Class III	54,401,971	—	—	—	—	57,548,010
GMO Core Plus Bond Fund, Class IV	286,341,943	42,190,701	—	—	—	325,892,329
GMO Currency Hedged International Bond Fund, Class III	60,721,936	—	59,965,310	—	—	—
GMO Currency Hedged International Equity Fund, Class III	69,497,027	13,766,491	74,791,573	895,812	12,070,699	—
GMO Domestic Bond Fund, Class VI	60,995,048	31,057	40,000,000	31,057	—	20,467,055
GMO Emerging Countries Fund, Class III	18,879,661	—	—	—	—	18,437,169

2

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

GMO Emerging Country Debt Fund, Class IV	10,551,044	102,817	—	—	—	10,296,746
GMO Emerging Markets Fund, Class VI	174,293,709	2,170,144	500,000	—	—	171,465,102
GMO Inflation Indexed Bond Fund, Class III	39,248,409	69,648,713	107,725,392	632,284	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	107,725,392	—	—	—	107,725,392
GMO International Bond Fund, Class III	23,479,744	—	—	—	—	24,510,202
GMO International Growth Equity Fund, Class III	147,420,878	9,241,482	1,111,742	—	—	162,080,748
GMO International Intrinsic Value Fund, Class IV	146,232,252	9,155,525	364,999	—	—	162,168,807
GMO International Small Companies Fund, Class III	7,727,372	81,947	250,000	—	—	7,870,110
GMO Short-Duration Investment Fund, Class III	3,264,489	12,669	—	4,082	—	3,347,716
GMO Strategic Fixed Income Fund, Class VI	—	167,920,501	—	—	—	167,920,501

3

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

GMO U.S. Core Equity Fund, Class VI	315,495,777	39,928,904	1,378,145	1,397,240	—	339,259,124
GMO U.S. Quality Equity Fund, Class IV	153,278,225	20,030,516	—	814,650	—	163,814,680
GMO U.S. Value Fund, Class III	665,029	1,103	—	1,103	—	645,973
Totals	$1,812,285,537	$817,465,090	$600,739,999	$3,776,228	$12,070,699	$2,002,364,041

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund or the underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 27.4% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on modeling tools by a third party vendor.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 13.8% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATION(S) — 10.5%
	Australia — 0.8%
	Asset-Backed Securities
USD 1,417,885	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.12%, due 12/21/33	1,420,820
	Austria — 1.6%
	Corporate Debt
USD 2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,771,125
	Canada — 1.2%
	Foreign Government Obligations
GBP 1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,162,660
	United Kingdom — 4.0%
	Asset-Backed Securities
GBP 1,411,638	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	2,643,597
GBP 2,314,743	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.98%, due 09/12/35	4,339,305
	Total United Kingdom	6,982,902
	United States — 2.9%
	U.S. Government
USD 3,654,240	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,816,397
USD 1,187,340	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,271,567
	Total United States	5,087,964
	TOTAL DEBT OBLIGATION(S) (COST $16,873,527)	18,425,471

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.1%
	Currency Options — 0.1%
AUD 8,700,000	AUD Call/USD Put, Expires 06/07/06, Strike 0.744	104,196
	TOTAL CALL OPTIONS PURCHASED (COST $160,874)	104,196

Principal Amount	Description	Value ($)
	FORWARD START OPTIONS — 0.0%
	Currency Options — 0.0%
JPY1,220,000,000	JPY Put/USD Call, Expires 09/18/06, Strike TBD	3,648
	TOTAL FORWARD START OPTIONS (COST $0)	3,648

1

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 86.2%
	Affiliated Issuer(s) — 86.2%
483,338	GMO Emerging Country Debt Fund, Class III	5,278,052
4,262,445	GMO Short-Duration Collateral Fund	110,525,189
45,838	GMO Special Purpose Holding Fund	213,606
1,375,323	GMO World Opportunity Overlay Fund	35,194,519
	TOTAL MUTUAL FUND(S) (COST $147,454,201)	151,211,366

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.7%
1,256,171	Merrimac Cash Series-Premium Class	1,256,171
	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,256,171)	1,256,171
	TOTAL INVESTMENTS — 97.5% (Cost $165,744,773)	171,000,852
	Other Assets and Liabilities (net) — 2.5%	4,358,512
	TOTAL NET ASSETS — 100.0%	$175,359,364

2

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$166,764,211	$4,383,375	$(147,815)	$4,235,560

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$5,052,494	$400,000	$—	$—	$—	$5,278,052
GMO Short-Duration Collateral Fund	106,481,153	12,500,000	9,800,000	—	—	110,525,189
GMO Special Purpose Holding Fund	377,249	—	—	—	1,787,396	213,606
GMO World Opportunity Overlay Fund	34,414,166	3,500,000	3,200,000	—	—	35,194,519
Totals	$146,325,062	$16,400,000	$13,000,000	$—	$1,787,396	$151,211,366

3

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/08/06	AUD	4,200,000	$3,156,347	$(10,243)
8/29/06	CAD	11,400,000	10,373,654	106,714
6/27/06	CHF	25,600,000	21,064,060	(11,140)
7/11/06	EUR	58,200,000	74,763,450	3,174,440
6/20/06	GBP	9,300,000	17,396,877	853,846
7/25/06	JPY	3,200,000,000	28,641,129	122,833
7/18/06	NZD	6,400,000	4,057,216	26,656
				$4,263,106
Sales
8/08/06	AUD	18,200,000	$13,677,504	$214,067
6/02/06	CHF	245,000	201,059	421
6/27/06	CHF	13,100,000	10,778,875	(412,037)
7/11/06	EUR	13,700,000	17,598,956	(250,023)
6/20/06	GBP	6,600,000	12,346,170	29,017
7/25/06	JPY	30,000,000	268,511	398
7/18/06	NZD	15,200,000	9,635,887	(124,597)
6/02/06	SEK	101,000	13,973	14
				$(542,740)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
8/15/06	EUR	1,900,000	CHF	2,942,302	$(12,750)
6/13/06	SEK	37,264,650	EUR	4,000,000	(30,924)
6/13/06	EUR	6,400,000	SEK	59,732,335	64,557
8/01/06	EUR	10,000,000	NOK	77,994,000	8,921
					$29,804

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
104	Euro BOBL	June 2006	$14,632,556	$6,483
154	EURO Bund	June 2006	22,900,791	119,218
2	Japanese Government Bond 10 Yr.	June 2006	2,375,226	30,713
3	U.S. Long Bond	September 2006	318,656	(1,531)
				$154,883

4

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Sales
62	Australian Government Bond 10 Yr.	June 2006	$4,762,994	$95,480
108	Australian Government Bond 3 Yr.	June 2006	8,193,956	64,585
303	Canadian Government Bond 10 Yr.	September 2006	30,542,070	242,306
1	Japanese Government Bond 10 Yr. (LIF)	June 2006	1,185,393	(319)
16	U.S. Treasury Note 10 Yr.	September 2006	1,678,750	7,444
89	U.S. Treasury Note 5 Yr.	September 2006	9,221,234	39,315
87	UK Gilt Long Bond	September 2006	17,866,422	1,366
				$450,177

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
52,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	$(48,165)
36,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(91,022)
32,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(80,909)
46,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(172,457)
15,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(56,236)
5,000,000	CHF	9/20/2013	Merrill Lynch	Receive	2.60%	6 month CHF LIBOR	(95,557)
31,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(186,394)
20,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(120,254)
4,000,000	CHF	9/20/2016	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(119,890)
4,000,000	CHF	9/20/2016	Merrill Lynch	Receive	2.70%	6 month CHF LIBOR	(119,890)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	782,048
							$(308,726)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
31,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Non - U.S. Hedged Traded Total Return Government Bond Index	$ (54,038)
75,000,000	USD	9/24/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Hedged Traded Total Return Government Bond Index	(273,984)
						$(328,022)

5

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
LIBOR – London Interbank Offered Rate
STIBOR – Stockholm Interbank Offered Rate
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.
Variable rates – The rates shown on variable rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security.

Certain investments in securities held by Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 32.3% of net assets.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Australia — 2.6%
5,119	Australia and New Zealand Banking Group Ltd	102,256
13,680	BHP Billiton Ltd	297,729
1,467	CSL Ltd	57,173
1,710	Macquarie Bank Ltd	83,004
3,586	QBE Insurance Group Ltd	58,055
10,387	Rinker Group Ltd	146,299
2,416	Rio Tinto Ltd	142,328
3,916	Suncorp-Metway Ltd	55,182
31,229	Telstra Corp Ltd	87,428
5,372	Westpac Banking Corp	93,428
6,749	Woodside Petroleum Ltd	223,499
		1,346,381
	Austria — 0.9%
2,540	Oesterreichische Elektrizitaetswirtschafts AG Class A	116,359
4,430	OMV AG	257,900
5,524	Telekom Austria AG	124,037
		498,296
	Belgium — 1.7%
539	Colruyt SA	83,020
1,878	Dexia	46,083
9,602	Fortis (a)	350,520
1,977	Inbev NV	95,051
1,042	KBC Groep NV	112,004
4,487	UCB SA	234,541
		921,219
	Canada — 5.2%
900	Bank of Montreal	50,666
2,200	Cameco Corp	90,257
5,200	Canadian National Railway Co	230,141
8,200	Canadian Natural Resources	431,775
4,200	EnCana Corp	211,849
2,400	Husky Energy Inc	140,971
6,300	Imperial Oil Ltd	226,606
3,400	Nexen Inc	189,060
6,000	Petro-Canada	272,465
500	Potash Corporation of Saskatchewan Inc	44,943
2,500	Rogers Communications Inc	104,176
5,800	Royal Bank of Canada	236,950
2,300	Shell Canada Ltd	83,585
1,500	Suncor Energy Inc	121,035
7,500	Talisman Energy Inc	136,518
1,900	Teck Corp Class B	120,917

1

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,100	Telus Corp	45,739
		2,737,653
	Finland — 1.0%
8,600	Fortum Oyj	214,102
13,150	Nokia Oyj	282,022
2,800	Sampo Oyj Class A	53,897
		550,021
	France — 3.2%
1,653	BNP Paribas (a)	154,221
2,562	Credit Agricole SA	95,678
1,302	European Aeronautic Defense and Space Co	46,424
2,692	Peugeot SA (a)	171,264
6,270	Sanofi-Aventis (a)	591,618
550	Societe Generale	84,817
7,336	Total SA	475,834
566	Vinci SA	52,050
		1,671,906
	Germany — 1.7%
508	Allianz AG (Registered)	78,847
1,563	Altana AG	92,945
1,240	Bayerische Motoren Werke AG	63,945
742	Deutsche Bank AG (Registered)	85,268
833	SAP AG	175,480
2,419	Schering AG	263,854
2,044	Volkswagen AG	144,752
		905,091
	Greece — 0.2%
1,805	National Bank of Greece SA	76,718
	Hong Kong — 0.8%
29,000	CLP Holdings Ltd	166,260
50,000	Hong Kong & China Gas	111,958
34,500	Hong Kong Electric Holdings Ltd	151,929
		430,147
	Ireland — 1.0%
4,277	Allied Irish Banks Plc	102,423
4,224	Anglo Irish Bank Corp	65,840
15,676	Bank of Ireland	274,096
2,780	CRH Plc	93,611
		535,970
	Italy — 2.3%
28,999	Enel SPA	258,521
29,243	ENI SPA	881,776
12,779	UniCredito Italiano SPA	97,400
		1,237,697
	Japan — 17.0%
3,400	Aeon Co Ltd	72,815

2

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,100	Astellas Pharma Inc	82,429
7,000	Bank of Yokohama Ltd	50,008
1,800	Canon Inc	126,004
8,800	Chubu Electric Power Co Inc	242,484
1,900	Daito Trust Construction Co Ltd	103,801
8,000	Daiwa Securities Group Inc	99,318
5,400	Denso Corp	188,801
20	East Japan Railway Co	143,130
4,200	Eisai Co Ltd	191,327
17,000	Fuji Heavy Industries Ltd	101,020
2,300	Hitachi Chemical Co Ltd	62,622
17,000	Hokuhoku Financial Group Inc	71,721
1,500	Honda Motor Co Ltd	98,909
2,600	Hoya Corp	99,665
22,000	Itochu Corp	187,371
45	Japan Tobacco Inc	160,728
2,000	Kao Corp	49,900
19,000	Kobe Steel Ltd	63,025
6,000	Komatsu Ltd	120,969
800	Kyocera Corp	66,829
39,000	Marubeni Corp	212,227
5,000	Matsushita Electric Industrial Co Ltd	108,796
28,000	Mazda Motor Corp	169,365
4	Millea Holdings Inc	70,797
26,100	Mitsubishi Corp	554,629
4,000	Mitsubishi Estate Co Ltd	78,762
13,000	Mitsubishi Heavy Industries	57,811
20	Mitsubishi Tokyo Financial Group Inc	274,814
19,000	Mitsui & Co	269,496
4,000	Mitsui Fudosan Co Ltd	82,183
12,000	Mizuho Trust & Banking Co Ltd	32,510
1,200	Murata Manufacturing Co Ltd	78,259
700	Nidec Corp	52,969
5,000	Nikko Cordial Corp	73,777
35,000	Nippon Steel Corp	131,449
24	Nippon Telegraph & Telephone Corp	118,779
12,700	Nissan Motor Co	153,735
2,300	Nissin Food Products Co Ltd	80,627
9,900	Nomura Holdings Inc	194,941
3,000	Olympus Optical Co Ltd	82,001
1,000	ORIX Corp	289,009
39,000	Osaka Gas Co Ltd	136,392
51	Rakuten Inc	36,224
2,000	Seven & I Holdings Co Ltd	69,278
3,200	Shin-Etsu Chemical Co Ltd	180,202
3,000	Shiseido Co Ltd	53,630
6,400	Softbank Corp	156,407
2,500	Sony Corp	112,836
11,000	Sumitomo Chemical Co Ltd	94,833
19,000	Sumitomo Corp	248,404
35,000	Sumitomo Metal Industries Ltd	156,933

3

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

22	Sumitomo Mitsui Financial Group Inc	224,863
3,000	Sumitomo Realty & Development Co Ltd	72,829
10,200	Takeda Pharmaceutical Co Ltd	660,790
10,000	Teijin Ltd	71,158
1,000	Tokyo Electron Ltd	71,065
7,000	Tokyu Land Corp	52,872
9,000	TonenGeneral Sekiyu KK	94,747
10,000	Toshiba Corp	67,481
12,300	Toyota Motor Corp	658,191
4,000	Yakult Honsha Co Ltd	96,679
900	Yamada Denki Co Ltd	93,403
		8,959,029
	Netherlands — 2.0%
10,074	ABN Amro Holdings NV	278,308
3,221	Heineken NV	128,770
16,915	ING Groep NV	662,638
		1,069,716
	Norway — 1.4%
5,700	DnB NOR ASA	73,327
8,800	Norsk Hydro ASA	247,918
14,400	Statoil ASA (a)	422,858
		744,103
	Singapore — 1.1%
16,000	Capitaland Ltd	41,574
101,000	Singapore Technologies Engineering Ltd	181,146
210,860	Singapore Telecommunications	338,623
		561,343
	Spain — 1.5%
726	Acciona SA	117,256
2,622	Acesa Infraestructuras SA	62,824
2,406	ACS Actividades de Construccion y Servicios SA	95,971
1,608	Antena 3 de Television	39,689
1,310	Grupo Ferrovial SA	103,721
8,238	Iberdrola SA	264,358
3,013	Sacyr Vallehermoso SA	94,732
		778,551
	Sweden — 2.4%
3,400	Atlas Copco AB Class A	92,223
8,150	Hennes & Mauritz AB Class B	294,824
16,500	Nordea AB	199,307
2,200	Sandvik AB *	128,558
2,800	Skandinaviska Enskilda Banken AB Class A	66,747
1,100	Svenska Cellulosa AB (SCA)	45,829
2,500	Svenska Handelsbanken AB Class A	66,841
10,100	Swedish Match AB	159,364
9,700	Tele2 AB Class B	101,990

4

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

30,000	Telefonaktiebolaget LM Ericsson	95,986
		1,251,669
	Switzerland — 4.7%
24,559	ABB Ltd	309,943
2,000	Alcon Inc	216,160
3,545	Compagnie Financiere Richemont AG Class A	165,638
2,577	Credit Suisse Group	149,041
3,458	Roche Holding AG (Non Voting)	538,768
247	Serono SA	157,113
92	Societe Generale de Surveillance Holding SA (Registered)	91,556
261	Swatch Group AG	42,377
365	Swisscom AG (Registered)	117,771
3,017	UBS AG (Registered)	341,887
1,659	Zurich Financial Services AG *	375,159
		2,505,413
	United Kingdom — 8.3%
3,709	Anglo American Plc	149,066
3,197	AstraZeneca Plc	168,997
13,356	Barclays Plc	154,485
7,722	BG Group Plc	102,795
9,879	BHP Billiton Plc	192,966
9,299	British American Tobacco Plc	232,520
14,187	Cadbury Schweppes Plc	135,819
40,966	Centrica Plc	213,803
19,909	DSG International Plc	72,623
13,344	GlaxoSmithKline Plc	369,034
8,232	HBOS Plc	140,802
9,018	HSBC Holdings Plc	156,609
8,548	Imperial Tobacco Group Plc	261,784
10,709	National Grid Plc	121,603
4,003	Next Plc	121,784
6,390	Rio Tinto Plc	354,575
20,855	Royal Bank of Scotland Group	672,866
19,567	Royal Dutch Shell Group Class A	648,507
6,111	Scottish & Southern Energy Plc	129,248
		4,399,886
	United States — 38.9%
2,200	Adobe Systems, Inc. *	62,986
4,000	Advanced Micro Devices, Inc. *	123,560
3,000	Aetna, Inc.	115,380
500	Allergan, Inc.	47,410
3,700	Allstate Corp. (The)	203,537
1,300	AMBAC Financial Group, Inc.	104,195
2,000	American International Group, Inc.	121,600
2,000	American Tower Corp.-Class A *	61,940
5,100	AmerisourceBergen Corp.	222,309
1,300	Amgen, Inc. *	87,867
4,900	Apple Computer, Inc. *	292,873
5,700	Applied Materials, Inc.	96,387

5

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

4,500	Archer-Daniels-Midland Co.	187,065
1,700	Autodesk, Inc. *	61,863
1,200	Baker Hughes, Inc.	103,560
600	Bear Stearns Cos. (The), Inc.	80,250
4,200	Bed Bath & Beyond, Inc. *	147,714
2,100	Best Buy Co., Inc.	111,300
1,400	Boeing Co.	116,550
2,850	Broadcom Corp.-Class A *	96,359
3,800	Burlington Northern Santa Fe Corp.	294,158
3,700	Capital One Financial Corp.	306,249
1,500	Cardinal Health, Inc.	100,365
3,100	Caremark Rx, Inc. *	148,707
3,600	Caterpillar, Inc.	262,620
900	CDW Corp.	50,337
2,200	Celgene Corp. *	91,190
1,300	Centex Corp.	61,997
3,100	Chevron Corp.	185,349
1,000	Clorox Co.	63,190
2,300	Coach, Inc. *	66,884
9,842	ConocoPhillips	622,900
12,700	Corning, Inc. *	307,975
5,600	CVS Corp.	156,240
3,000	D.R. Horton, Inc.	79,080
19,400	Dell, Inc. *	492,372
2,000	Devon Energy Corp.	114,720
1,800	E.I. du Pont de Nemours & Co.	76,554
1,600	EOG Resources, Inc.	105,056
800	Everest RE Group Ltd	71,480
1,600	Exelon Corp.	90,576
1,400	Express Scripts, Inc. *	102,592
10,400	Exxon Mobil Corp.	633,464
8,700	Fannie Mae	432,825
1,200	FedEx Corp.	131,124
3,900	Fidelity National Financial, Inc.	161,811
2,500	Franklin Resources, Inc.	224,875
6,300	Freddie Mac	378,252
4,500	Gap (The), Inc.	81,900
5,900	Genentech, Inc. *	489,464
1,600	General Dynamics Corp.	101,824
2,100	Gilead Sciences, Inc. *	120,393
1,300	Goldman Sachs Group, Inc.	196,235
800	Google, Inc.-Class A *	297,456
1,900	Halliburton Co.	141,721
4,600	Harley-Davidson, Inc.	229,310
600	Hartford Financial Services Group, Inc.	52,764
17,600	Hewlett-Packard Co.	569,888
22,200	Home Depot, Inc.	846,264
1,600	Illinois Tool Works, Inc.	79,440
3,800	International Business Machines Corp.	303,620
1,800	Jabil Circuit, Inc.	62,676
3,000	JC Penney Co., Inc.	182,280

6

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

11,200	Johnson & Johnson	674,464
1,300	Johnson Controls, Inc.	110,721
5,300	King Pharmaceuticals, Inc. *	94,234
900	L-3 Communications Holdings, Inc.	65,664
3,000	Lehman Brothers Holdings, Inc.	199,830
1,200	Lennar Corp.-Class A	57,492
2,200	Lockheed Martin Corp.	159,478
4,600	Lowe’s Cos., Inc.	286,488
1,300	Marathon Oil Corp.	97,565
1,700	McGraw-Hill, Inc.	87,720
2,200	McKesson Corp.	108,900
2,300	Medtronic, Inc.	116,127
2,500	Merrill Lynch & Co., Inc.	181,025
1,600	MGIC Investment Corp.	105,392
700	Monsanto Co.	58,912
1,800	Moody’s Corp.	94,140
1,200	Morgan Stanley	71,544
19,200	Motorola, Inc.	404,928
1,900	National Semiconductor Corp.	48,792
1,200	Newmont Mining Corp.	62,580
1,200	NII Holdings, Inc. *	65,352
500	Nike, Inc.	40,155
2,500	Nordstrom, Inc.	92,075
1,600	Norfolk Southern Corp.	84,416
2,100	Occidental Petroleum Corp.	208,089
10,000	Oracle Corp. *	142,200
1,400	Peabody Energy Corp.	87,276
1,700	Pepsi Bottling Group, Inc.	53,278
4,300	PepsiCo, Inc.	259,978
62,900	Pfizer, Inc.	1,488,214
2,700	Prudential Financial, Inc.	205,605
3,600	Qualcomm, Inc.	162,756
1,700	Radian Group, Inc.	103,904
800	Rockwell Automation, Inc.	54,624
1,000	SanDisk Corp. *	56,270
7,400	Schlumberger Ltd	485,218
1,600	SPX Corp.	84,176
2,700	Starbucks Corp. *	96,255
10,800	Texas Instruments, Inc.	337,284
900	Transocean, Inc. *	73,233
2,800	TXU Corp.	160,440
1,100	United Parcel Service, Inc.-Class B	88,605
2,600	United Technologies Corp.	162,552
3,600	UnitedHealth Group, Inc.	158,256
4,200	Valero Energy Corp.	257,670
1,168	Weatherford International Ltd *	60,783
1,800	WellPoint, Inc. *	128,844

7

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,200	Whole Foods Market, Inc.	143,000
2,500	Wyeth	114,350
		20,553,736
	TOTAL COMMON STOCKS (COST $44,416,412)	51,734,545

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
3,215	Volkswagen AG 3.38%	161,434
	TOTAL PREFERRED STOCKS (COST $89,428)	161,434

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
1,834	Arkema Total SA Rights, Expires 06/26/06 *	6,510
	Spain — 0.0%
2,620	Abertis Infraestructuras SA Rights, Expires 06/02/06 *	3,088
3,013	Sacyr Vallehermoso Rights, Expires 06/06/06 *	3,475
		6,563
	TOTAL RIGHTS AND WARRANTS (COST $10,299)	13,073

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.0%
400,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	400,000
1,689,920	The Boston Global Investment Trust (b)	1,689,920
	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,089,920)	2,089,920
	TOTAL INVESTMENTS — 102.2% (Cost $46,606,059)	53,998,972
	Other Assets and Liabilities (net) — (2.2%)	(1,164,320)
	TOTAL NET ASSETS — 100.0%	$52,834,652

8

GMO Global Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$46,606,059	$9,181,811	$(1,788,898)	$7,392,913

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	CAD	1,056,556	$961,372	$14,331
8/25/06	CHF	1,176,080	974,086	(7,930)
8/25/06	JPY	75,938,812	682,914	(7,764)
8/25/06	NOK	6,805,848	1,125,235	3,540
8/25/06	NZD	227,942	144,141	2,520
8/25/06	SEK	7,625,348	1,062,420	3,417
8/25/06	SGD	2,305,560	1,466,538	(1,463)
				$6,651
Sales
8/25/06	AUD	1,321,658	$992,923	$3,226
8/25/06	EUR	1,967,683	2,535,578	5,648
8/25/06	GBP	872,301	1,633,740	9,356
8/25/06	HKD	2,987,839	385,709	142
				$18,372

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	DAX	June 2006	$547,702	$(43,065)
2	S&P 500	June 2006	636,050	(12,282)
3	TOPIX	June 2006	421,165	(21,186)
				$(76,533)
Sales
4	FTSE 100	June 2006	$428,339	$19,212
3	Hang Seng	June 2006	306,089	851
3	S&P/MIB	June 2006	700,798	35,286
				$55,349

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

9

GMO Global Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $1,601,215 collateralized by cash in the amount of $1,689,920 which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 53.7% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Automotive — 0.6%
1,100	Harley-Davidson, Inc.	54,835
200	Johnson Controls, Inc.	17,034
400	Oshkosh Truck Corp.	21,140
		93,009
	Construction — 0.8%
400	D.R. Horton, Inc.	10,544
200	Jacobs Engineering Group, Inc. *	15,606
400	KB Home	20,480
200	Lennar Corp.-Class A	9,582
500	Martin Marietta Materials, Inc.	45,755
200	Ryland Group, Inc.	9,842
		111,809
	Consumer Goods — 4.2%
5,600	Altria Group, Inc.	405,160
1,500	Bebe Stores, Inc.	22,260
600	Colgate-Palmolive Co.	36,204
100	Columbia Sportswear Co. *	4,733
200	HNI Corp.	10,440
300	International Game Technology	11,169
500	Mohawk Industries, Inc. *	36,850
1,300	Newell Rubbermaid, Inc.	34,398
583	Whirlpool Corp.	52,423
		613,637
	Financial — 11.2%
3,600	Aflac, Inc.	168,480
400	AMBAC Financial Group, Inc.	32,060
4,900	American International Group, Inc.	297,920
800	AON Corp.	28,520
13,200	Charles Schwab Corp. (The)	219,912
800	Chubb Corp.	40,424
1,800	E*Trade Financial Corp. *	43,686
500	Eaton Vance Corp.	13,260
400	Equifax, Inc.	14,432
600	Fair Isaac Corp.	21,342
1,300	Fannie Mae	64,675
800	Franklin Resources, Inc.	71,960
500	Goldman Sachs Group, Inc.	75,475
700	Legg Mason, Inc.	67,151
800	Lehman Brothers Holdings, Inc.	53,288
400	Lincoln National Corp.	22,472
1,200	Loews Corp.	40,776
500	Marsh & McLennan Cos., Inc.	14,015
300	Mellon Financial Corp.	10,854
900	Merrill Lynch & Co., Inc.	65,169
2,800	Progressive Corp. (The)	76,580
200	Prudential Financial, Inc.	15,230

1

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	Radian Group, Inc.	12,224
1,700	St. Paul Travelers Cos. (The), Inc.	74,834
700	State Street Corp.	43,470
2,600	TD Ameritrade Holding Corp.	44,200
300	W.R. Berkley Corp.	10,311
		1,642,720
	Food & Beverage — 2.4%
4,700	Coca-Cola Co. (The)	206,941
300	Dean Foods Co. *	10,710
2,300	PepsiCo, Inc.	139,058
		356,709
	Health Care — 26.6%
2,600	Abbott Laboratories	111,020
400	Abraxis BioScience, Inc. *	11,456
3,500	Aetna, Inc.	134,610
1,200	Allergan, Inc.	113,784
1,000	AmerisourceBergen Corp.	43,590
1,200	Amgen, Inc. *	81,108
1,000	Barr Pharmaceuticals, Inc. *	52,700
300	Baxter International, Inc.	11,310
1,300	Bristol-Myers Squibb Co.	31,915
1,700	Cardinal Health, Inc.	113,747
1,100	Caremark Rx, Inc. *	52,767
1,200	Cerner Corp. *	45,576
300	Cigna Corp.	27,822
300	Community Health Systems, Inc. *	11,310
700	Coventry Health Care, Inc. *	36,575
400	Endo Pharmaceuticals Holdings, Inc. *	11,736
2,700	Express Scripts, Inc. *	197,856
3,300	Forest Laboratories, Inc. *	123,684
5,200	Genentech, Inc. *	431,392
900	Gilead Sciences, Inc. *	51,597
2,300	HCA, Inc.	102,235
500	Health Management Associates, Inc.-Class A	10,425
1,600	Health Net, Inc. *	68,832
300	Henry Schein, Inc. *	13,827
1,100	Humana, Inc. *	55,693
3,700	Johnson & Johnson	222,814
1,700	Lincare Holdings, Inc. *	63,410
3,400	McKesson Corp.	168,300
400	Medco Health Solutions, Inc. *	21,560
400	Medtronic, Inc.	20,196
11,500	Merck & Co., Inc.	382,835
600	Omnicare, Inc.	27,816
14,900	Pfizer, Inc.	352,534
1,200	Pharmaceutical Product Development, Inc.	43,596
300	Quest Diagnostics, Inc.	16,722
300	Respironics, Inc. *	10,206
1,300	St. Jude Medical, Inc. *	44,330

2

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

300	Stryker Corp.	13,170
10,400	UnitedHealth Group, Inc.	457,184
500	Varian Medical Systems, Inc. *	23,450
200	WellPoint, Inc. *	14,316
1,800	Wyeth	82,332
		3,911,338
	Machinery — 3.8%
1,300	Baker Hughes, Inc.	112,190
1,600	BJ Services Co.	58,640
400	Cameron International Corp. *	18,760
2,800	Caterpillar, Inc.	204,260
100	Cummins, Inc.	11,021
400	Flowserve Corp. *	21,272
600	Grant Prideco, Inc. *	28,824
1,100	Halliburton Co.	82,049
200	Terex Corp. *	18,300
		555,316
	Manufacturing — 0.4%
200	Illinois Tool Works, Inc.	9,930
600	ITT Industries, Inc.	31,290
200	Reliance Steel & Aluminum Co.	16,122
100	Timken Co. (The)	3,143
		60,485
	Oil & Gas — 3.6%
800	Anadarko Petroleum Corp.	39,736
1,782	ConocoPhillips	112,783
500	Devon Energy Corp.	28,680
3,100	Exxon Mobil Corp.	188,821
400	Helmerich & Payne, Inc.	26,304
100	Hess Corp.	15,000
400	Marathon Oil Corp.	30,020
300	Occidental Petroleum Corp.	29,727
800	Sunoco, Inc.	54,872
		525,943
	Primary Process Industry — 0.3%
400	Nucor Corp.	42,108
	Retail Stores — 14.6%
1,300	Advance Auto Parts	49,556
700	AutoNation, Inc. *	15,183
400	AutoZone, Inc. *	36,292
3,000	Bed Bath & Beyond, Inc. *	105,510
700	Best Buy Co., Inc.	37,100
1,300	Chico’s FAS, Inc. *	38,961
2,600	Dollar General Corp.	42,380
800	Dollar Tree Stores, Inc. *	21,144
300	Fastenal Co.	12,900
15,800	Home Depot, Inc.	602,296
4,300	Kroger Co.	86,473

3

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,300	Lowe’s Cos., Inc.	392,364
2,600	Nordstrom, Inc.	95,758
1,600	Office Depot, Inc. *	66,512
900	O’Reilly Automotive, Inc. *	28,521
1,400	Rent-A-Center, Inc. *	33,292
1,300	Staples, Inc.	30,537
900	Supervalu, Inc.	26,244
1,000	Tiffany & Co.	34,190
1,500	TJX Cos., Inc.	35,565
3,900	Walgreen Co.	158,340
3,600	Wal-Mart Stores, Inc.	174,420
400	Whole Foods Market, Inc.	26,000
		2,149,538
	Services — 2.6%
900	Applebee’s International, Inc.	18,198
600	Brinker International, Inc.	22,020
1,500	Darden Restaurants, Inc.	53,115
1,000	McDonald’s Corp.	33,170
900	Moody’s Corp.	47,070
500	Robert Half International, Inc.	20,520
150	Sonic Corp. *	3,276
1,800	Starbucks Corp. *	64,170
1,100	Sysco Corp.	33,638
1,300	Wendy’s International, Inc.	78,364
300	Yum! Brands, Inc.	15,120
		388,661
	Technology — 22.2%
800	Adobe Systems, Inc. *	22,904
800	ADTRAN, Inc.	20,176
500	Affiliated Computer Services, Inc.-Class A *	24,960
3,400	Agilent Technologies, Inc. *	118,626
800	American Power Conversion Corp.	15,744
1,300	Apple Computer, Inc. *	77,701
500	Applera Corp.-Applied Biosystems Group	14,800
900	Avnet, Inc. *	19,872
2,700	BEA Systems, Inc. *	36,612
500	BMC Software, Inc. *	10,075
800	Boeing Co.	66,600
3,150	Broadcom Corp.-Class A *	106,502
9,600	Corning, Inc. *	232,800
8,400	Dell, Inc. *	213,192
400	DST Systems, Inc. *	23,520
500	Emerson Electric Co.	41,260
200	Energizer Holdings, Inc. *	10,452
1,400	First Data Corp.	64,554
900	Fiserv, Inc. *	38,835
400	General Dynamics Corp.	25,456
400	Global Payments, Inc.	18,632
1,300	Goodrich Corp.	55,419

4

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

400	Google, Inc.-Class A *	148,728
700	Harris Corp.	28,504
7,800	Hewlett-Packard Co.	252,564
16,200	Intel Corp.	291,924
300	International Business Machines Corp.	23,970
500	Intersil Corp.-Class A	13,405
700	Jabil Circuit, Inc.	24,374
600	Lexmark International, Inc. *	34,350
700	Microchip Technology, Inc.	24,010
17,100	Motorola, Inc.	360,639
2,000	National Semiconductor Corp.	51,360
200	Northrop Grumman Corp.	12,936
3,400	Nvidia Corp. *	78,132
1,200	Paychex, Inc.	44,052
6,100	Qualcomm, Inc.	275,781
200	Silicon Laboratories, Inc. *	7,802
10,700	Texas Instruments, Inc.	334,161
100	Total System Services, Inc.	1,807
		3,267,191
	Transportation — 1.5%
600	Burlington Northern Santa Fe Corp.	46,446
1,000	C.H. Robinson Worldwide, Inc.	44,040
400	Expeditors International of Washington, Inc.	39,380
700	FedEx Corp.	76,489
400	Landstar System, Inc.	17,676
		224,031
	Utility — 1.8%
300	CenturyTel, Inc.	10,725
1,300	Kinder Morgan, Inc.	130,624
1,200	NII Holdings, Inc. *	65,352
200	Questar Corp.	14,738
800	TXU Corp.	45,840
		267,279
	TOTAL COMMON STOCKS (COST $14,685,469)	14,209,774

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Utility — 0.0%
100	Lucent Technologies, Inc. Warrants, Expires 12/10/07 *	33
	TOTAL RIGHTS AND WARRANTS (COST $0)	33

5

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.3%
483,946	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $483,992 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $493,625.	483,946
	TOTAL SHORT-TERM INVESTMENT(S) (COST $483,946)	483,946
	TOTAL INVESTMENTS — 99.9% (Cost $15,169,415)	14,693,753
	Other Assets and Liabilities (net) — 0.1%	13,794
	TOTAL NET ASSETS — 100.0%	$14,707,547

6

GMO Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,173,405	$888,464	$(1,368,116)	$(479,652)

Notes to Schedule of Investments:
*	Non-income producing security.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved the liquidation and termination of the Fund. On June 8, 2006, the Fund was liquidated and proceeds were distributed to shareholders.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION(S) — 68.2%
	United States — 68.2%
	Corporate Debt — 1.8%
13,850,000	JP Morgan & Co. Series MTN, Variable Rate, CPI + 4.00%, 4.60%, due 02/15/12	14,600,670
	U.S. Government — 66.4%
43,506,400	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/13 (a)	42,010,868
49,065,900	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/16 (a)	47,110,931
38,246,240	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	35,288,132
23,088,040	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	28,755,432
17,434,791	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a)	17,873,385
5,481,360	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	5,724,595
1,781,010	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,907,351
116,413,488	U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10 (a)	110,392,728
17,109,480	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a)	17,130,867
123,059,622	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a) (b)	119,290,921
21,725,490	U.S. Treasury Inflation Indexed Note, 2.00%, due 07/15/14 (a)	21,032,990
28,756,560	U.S. Treasury Inflation Indexed Note, 1.88%, due 07/15/15 (a)	27,422,076
77,787,852	U.S. Treasury Inflation Indexed Note, 2.38%, due 01/15/25 (a)	76,268,558
		550,208,834
	Total United States	564,809,504
	TOTAL DEBT OBLIGATION(S) (COST $586,458,927)	564,809,504

Shares	Description	Value ($)
	MUTUAL FUND(S) — 43.9%
	Affiliated Issuer(s) — 43.9%
13,996,499	GMO Short-Duration Collateral Fund	362,929,206
21,375	GMO Special Purpose Holding Fund	99,609
	TOTAL MUTUAL FUND(S) (COST $360,269,150)	363,028,815

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.6%
5,341,593	Merrimac Cash Series-Premium Class	5,341,593
	TOTAL SHORT-TERM INVESTMENT(S) (COST $5,341,593)	5,341,593
	TOTAL INVESTMENTS — 112.7% (Cost $952,069,670)	933,179,912
	Other Assets and Liabilities (net) — (12.7%)	(105,313,981)
	TOTAL NET ASSETS — 100.0%	$827,865,931

1

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$953,418,920	$1,552,601	$(21,791,609)	$(20,239,008)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$130,687,876	$284,500,000	$54,900,000	$—	$—	$362,929,207
GMO Special Purpose Holding Fund	237,997	—	35,150	—	1,127,626	99,609
Totals	$130,925,873	$284,500,000	$54,935,150	$—	$1,127,626	$363,028,816

Reverse Repurchase Agreement

Face Value	Description	Market Value
$104,477,240	Barclays Bank, 4.75%, dated 4/27/06, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	$(104,959,721)
	Average balance outstanding	$(104,929,093)
	Average interest rate	4.80%
	Maximum balance outstanding	$(106,687,670)
	Average shares outstanding	83,605,590
	Average balance per share outstanding	$(1.26)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

2

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
250,000,000	USD	6/30/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	$723,175
8,000,000	USD	8/31/2006	JP Morgan Chase Bank	1 month LIBOR - 0.08%	Lehman TIPS 1Y-10Y	(6,407)
						$716,768

Notes to Schedule of Investments:
CPI – Consumer Price Index
LIBOR – London Interbank Offered Rate
MTN – Medium Term Note
TIPS – Treasury Inflation Protected Securities
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
Variable rates – The rates shown on variable rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 19.7% of net assets.

Subsequent Event

The week of June 26, 2006, the Board of Trustees of GMO Trust approved a plan of liquidation and termination for the Fund. It is anticipated that the Fund will be liquidated and terminated on or about August 3, 2006.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATION(S) — 9.6%
	United States — 9.6%
	U.S. Government
4,026,640	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/16 (a)	3,866,204
2,470,640	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	2,952,415
9,059,580	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a)	9,070,904
1,589,955	U.S. Treasury Inflation Indexed Note, 2.38%, due 01/15/25 (a)	1,558,901
	Total United States	17,448,424
	TOTAL DEBT OBLIGATION(S) (COST $17,488,294)	17,448,424

Shares	Description	Value ($)
	MUTUAL FUND(S) — 149.6%
	Affiliated Issuer(s) — 149.6%
793,516	GMO Emerging Country Debt Fund, Class III	8,665,200
7,905,901	GMO Short-Duration Collateral Fund	205,000,000
7,543	GMO Special Purpose Holding Fund	35,150
2,286,049	GMO World Opportunity Overlay Fund	58,500,000
	TOTAL MUTUAL FUND(S) (COST $272,235,150)	272,200,350
	TOTAL INVESTMENTS — 159.2% (Cost $289,723,444)	289,648,774
	Other Assets and Liabilities (net) — (59.2%)	(107,729,868)
	TOTAL NET ASSETS — 100.0%	$181,918,906

1

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$289,723,444	$—	$(74,670)	$(74,670)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the period ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$—	$8,700,000	$—	$—	$—	$8,665,200
GMO Short-Duration Collateral Fund	—	205,000,000	—	—	—	205,000,000
GMO Special Purpose Holding Fund	—	35,150	—	—	—	35,150
GMO World Opportunity Overlay Fund	—	58,500,000	—	—	—	58,500,000
Totals	—	$272,235,150	$—	$—	$—	$272,200,350

2

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/29/06	CAD	12,100,000	$11,010,633	$(8,802)
6/27/06	CHF	24,300,000	19,994,401	(74,643)
6/20/06	GBP	4,300,000	8,043,717	(8,248)
				$(91,693)
Sales
8/08/06	AUD	12,100,000	$9,093,285	$(113)
7/11/06	EUR	19,200,000	24,664,231	41,849
7/25/06	JPY	4,250,000,000	38,038,999	56,410
7/18/06	NZD	14,100,000	8,938,553	283
6/02/06	SEK	8,507,000	1,176,951	1,140
				$99,569

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
6/13/06	EUR	3,400,000	SEK	31,484,510	(86)
8/01/06	EUR	16,500,000	NOK	128,617,500	2,739
					$2,653

Futures Contracts

				Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)
Buys
92	EURO BOBL	June 2006	$12,944,190	$4,440
190	EURO Bund	June 2006	28,254,230	$38,385
				$42,825
Sales
104	Australian Government Bond 10 Yr.	June 2006	$7,989,541	2,675
181	Australian Government Bond 3 Yr.	June 2006	13,732,466	(543)
531	Canadian Government Bond 10 Yr.	September 2006	53,524,222	56,255
19	Japanese Government Bond 10 Yr. (LIF)	June 2006	22,522,458	(6,052)
90	U.S. Long Bond	September 2006	9,559,687	(3,127)
132	U.S. Treasury Note 10 Yr.	September 2006	13,849,687	(2,524)
113	U.S. Treasury Note 5 Yr.	September 2006	11,707,859	(2,161)
167	UK Gilt Long Bond	September 2006	34,295,316	919
				$45,442

3

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

Notional Amount		Date Expiration	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
110,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	$(101,887)
140,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(353,975)
75,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(281,179)
10,000,000	CHF	9/20/2013	Merrill Lynch	Receive	2.60%	6 month CHF LIBOR	(191,114)
75,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(450,953)
12,000,000	CHF	9/20/2016	Merrill Lynch	Receive	2.70%	6 month CHF LIBOR	(359,669)
							$(1,738,777)

Total Return Swaps

Notional Amount		Date Expiration	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
275,000,000	USD	11/30/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	$0

Notes to Schedule of Investments:
LIBOR – London Interbank Offered Rate
STIBOR – Stockholm Interbank Offered Rate
TIPS – Treasury Inflation Protected Securities
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 56.3% of net assets.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

4

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Inflation Indexed Plus Bond Fund (the “Fund”). The Fund commenced operations on May 31, 2006.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of the underlying fund(s) and other mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values Grantham, Mayo, Van Otterloo & Co. LLC, the Fund’s investment manager (the “Manager” or “GMO”) has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source). Securities held by the underlying fund(s) may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO Special Purpose Holding Fund (“SPHF”), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. The outcome of the lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may

5

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of May 31, 2006.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options

The Fund may write call and put options on futures, securities or currencies. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchase option contracts outstanding at the end of the period.

6

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund’s Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available

7

GMO Inflation Indexed Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. See the Schedule of Investments for a summary of open swap agreements entered into by the Fund as of May 31, 2006.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. For the period ended May 31, 2006, the Fund did not participate in securities lending.

8

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATION(S) — 5.1%
	Australia — 0.2%
	Asset-Backed Securities
USD 763,476	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.12%, due 12/21/33	765,057
	Canada — 1.6%
	Foreign Government Obligations
CAD 2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,908,270
CAD 2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,405,411
GBP 1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,243,990
	Total Canada	7,557,671
	United Kingdom — 0.7%
	Asset-Backed Securities
GBP 705,819	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	1,321,799
GBP 1,157,371	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.98%, due 09/12/35	2,169,652
	Total United Kingdom	3,491,451
	United States — 2.6%
	U.S. Government
USD 7,419,060	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,605,696
USD 5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (a)	4,930,469
	Total United States	12,536,165
	TOTAL DEBT OBLIGATION(S) (COST $22,001,902)	24,350,344

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.1%
	Currency Options — 0.1%
23,100,000	AUD Call/USD Put, Expires 06/07/06, Strike 0.744	276,659
	TOTAL CALL OPTIONS PURCHASED (COST $427,149)	276,659

Principal Amount	Description	Value ($)
	FORWARD START OPTIONS — 0.0%
	Currency Options — 0.0%
3,240,000,000	JPY Put/USD Call, Expires 09/18/06, Strike TBD	9,688
	TOTAL FORWARD START OPTIONS (COST $0)	9,688

Shares	Description	Value ($)
	MUTUAL FUND(S) — 91.5%
1,283,293	GMO Emerging Country Debt Fund, Class III (c)	14,013,564
12,515,758	GMO Short-Duration Collateral Fund (c)	324,533,597
37,466	GMO Special Purpose Holding Fund (c)	174,591
3,739,956	GMO World Opportunity Overlay Fund (c)	95,705,475
	TOTAL MUTUAL FUND(S) (COST $426,691,226)	434,427,227

1

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.5%
2,537,087	Merrimac Cash Series-Premium Class	2,537,087
	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,537,087)	2,537,087
	TOTAL INVESTMENTS — 97.2% (Cost $451,657,364)	461,601,005
	Other Assets and Liabilities (net) — 2.8%	13,017,784
	TOTAL NET ASSETS — 100.0%	$474,618,789

2

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$452,964,288	$8,849,097	$(212,380)	$8,636,717

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$12,966,615	$1,500,000	$—	$—	$—	$14,013,564
GMO Short-Duration Collateral Fund	295,468,092	40,200,000	15,000,000	—	—	324,533,597
GMO Special Purpose Holding Fund	308,345	—	—	—	1,460,929	174,591
GMO World Opportunity Overlay Fund	84,234,362	12,900,000	2,700,000	—	—	95,705,475
Totals	$392,977,414	$54,600,000	$17,700,000	$—	$1,460,929	$434,427,227

3

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/08/06	AUD	10,000,000	$7,515,112	$(24,388)
8/29/06	CAD	29,500,000	26,844,104	255,601
6/27/06	CHF	69,100,000	56,856,506	(41,081)
7/11/06	EUR	197,900,000	254,221,422	10,990,027
6/20/06	GBP	38,200,000	71,458,137	3,847,217
7/25/06	JPY	13,270,000,000	118,771,181	525,236
7/18/06	NZD	16,000,000	10,143,039	70,111
				$15,622,723
Sales
8/08/06	AUD	46,800,000	$35,170,723	$544,769
6/02/06	CHF	665,000	545,731	1,144
6/27/06	CHF	34,500,000	28,387,112	(1,086,567)
7/11/06	EUR	34,700,000	44,575,459	(678,146)
6/20/06	GBP	16,500,000	30,865,426	38,146
7/18/06	NZD	39,800,000	25,230,810	(327,161)
6/02/06	SEK	465,000	64,333	62
				$(1,507,753)

Forward Cross Currency Contracts

					Net Unrealized
					Appreciation
Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		(Depreciation)
8/15/06	EUR	4,700,000	CHF	7,278,326	(31,541)
6/13/06	SEK	89,362,140	EUR	9,600,000	(64,106)
6/13/06	EUR	17,200,000	SEK	160,495,725	168,662
8/01/06	EUR	27,100,000	NOK	211,361,000	23,725
					$96,740

4

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
510	Euro BOBL	June 2006	$71,755,837	$(252,711)
946	EURO Bund	June 2006	140,676,321	(1,036,127)
1,600	Federal Funds 30 day	June 2006	633,183,984	(38,646)
60	Japanese Government Bond 10 Yr.	June 2006	71,256,830	42,832
				$(1,284,652)
Sales
162	Australian Government Bond 10 Yr.	June 2006	$12,445,246	$248,061
282	Australian Government Bond 3 Yr.	June 2006	21,395,334	169,023
819	Canadian Government Bond 10 Yr.	September 2006	82,554,308	641,669
132	U.S. Long Bond	September 2006	14,020,875	100,600
85	U.S. Treasury Note 10 Yr.	September 2006	8,918,359	39,546
451	U.S. Treasury Note 5 Yr.	September 2006	46,727,828	199,223
133	UK Gilt Long Bond	September 2006	27,313,036	2,089
				$1,400,211

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
99,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	$(91,698)
101,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(255,368)
99,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(250,311)
113,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(423,644)
41,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(153,711)
15,000,000	CHF	9/20/2013	Merrill Lynch	Receive	2.60%	6 month CHF LIBOR	(286,671)
84,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(505,067)
66,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(396,838)
10,400,000	CHF	9/20/2016	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(311,713)
10,000,000	CHF	9/20/2016	Merrill Lynch	Receive	2.70%	6 month CHF LIBOR	(299,725)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	1,303,116
							$(1,671,630)

5

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
112,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$(194,953)
33,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	(57,524)
						$(252,477)

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
LIBOR – London Interbank Offered Rate
STIBOR – Stockholm Interbank Offered Rate
TBD – To Be Determined
Variable rates – The rates shown on variable rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(c)	Affiliated issuer.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 34.4% of net assets.

6

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%
	Australia — 2.8%
147	Aristocrat Leisure Ltd	1,493
434,621	Australia and New Zealand Banking Group Ltd	8,681,933
505,800	BHP Billiton Ltd	11,008,145
213,599	Commonwealth Bank of Australia	6,961,110
606,614	Foster’s Group Ltd	2,433,542
679,178	Investa Property Group	1,039,486
90,048	Macquarie Bank Ltd	4,370,961
541,272	Mirvac Group Ltd	1,746,226
223,516	National Australia Bank Ltd	5,937,524
198,337	Rinker Group Ltd	2,793,541
136,191	Rio Tinto Ltd	8,023,071
230,321	Santos Ltd	2,002,395
1,297,224	Telstra Corp Ltd	3,631,669
168,961	Woodside Petroleum Ltd	5,595,281
376,700	Woolworths Ltd	5,289,427
		69,515,804
	Austria — 0.6%
19,929	Austrian Airlines *	171,747
9,951	Boehler Uddeholm (Bearer)	2,070,428
7,858	Flughafen Wien AG	579,143
6,590	Generali Holding Vienna AG (a)	426,557
3,088	Mayr-Melnhof Karton AG (Bearer)	510,591
10	Oesterreichische Elektrizitaetswirtschafts AG Class A	458
118,027	OMV AG	6,871,142
59,690	Telekom Austria AG	1,340,293
23,439	Voestalpine AG	3,327,659
		15,298,018
	Belgium — 0.8%
8,795	Colruyt SA (a)	1,354,654
18,463	Delhaize Group	1,185,614
152,097	Dexia	3,732,182
278,790	Fortis	10,177,203
69,888	UCB SA	3,653,133
		20,102,786
	Canada — 2.2%
150,300	Canadian Imperial Bank of Commerce	11,001,987
250,300	Canadian Natural Resources	13,179,664
163,300	EnCana Corp	8,236,902
26,500	Magna International Inc Class A	2,035,315
66,400	National Bank of Canada	3,695,855
33,900	Nexen Inc	1,885,043
233,200	Petro-Canada	10,589,799
129,600	Royal Bank of Canada	5,294,598
		55,919,163

1

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Finland — 2.2%
329,921	Fortum Oyj	8,213,565
80,400	Kesko Oyj Class B	3,176,536
176,000	Metso Oyj	6,271,348
63,350	Neste Oil Oyj	2,146,490
632,668	Nokia Oyj	13,568,537
181,800	Outokumpu Oyj	4,104,170
179,602	Rautaruukki Oyj (a)	5,397,198
334,649	Sampo Oyj Class A	6,441,637
1,980	Stora Enso Oyj (R Shares) *	27,697
32,000	Wartsila Oyj Class B	1,251,930
189,450	YIT Oyj	4,812,523
		55,411,631
	France — 9.9%
281,770	Alcatel SA *	3,742,677
59,802	Alstom *	5,083,055
217,123	Arcelor	9,273,760
281,418	Axa (a)	9,793,564
458,367	BNP Paribas	42,764,650
71,240	Business Objects SA *	2,096,852
82,237	Carrefour SA	4,775,058
76,263	Cie de Saint-Gobain	5,344,278
276,895	Credit Agricole SA (a)	10,340,606
50,956	L’Oreal SA	4,563,697
107,525	LVMH Moet Hennessy Louis Vuitton SA	10,577,014
62,645	Michelin SA Class B	4,101,966
193,640	Peugeot SA (a)	12,319,272
170,842	Renault SA	19,662,769
72,447	Schneider Electric SA	7,520,709
111,155	Societe Generale	17,141,478
1,043,068	Total SA	67,656,313
7,805	Vallourec SA	9,798,458
23,678	Vinci SA	2,177,445
		248,733,621
	Germany — 8.3%
11,502	Adidas-Salomon AG	2,283,638
25,672	Allianz AG (Registered) (a)	3,984,567
134,105	Altana AG (a)	7,974,644
170,987	Bankgesellschaft Berlin AG *	954,258
269,621	Bayerische Motoren Werke AG (a)	13,903,925
185	Celesio AG	17,825
458,926	Commerzbank AG (a)	17,258,848
388,382	DaimlerChrysler AG (Registered)	20,414,186
381,540	Depfa Bank Plc	6,202,107
177,198	Deutsche Bank AG (Registered) (a)	20,362,922
86,510	Deutsche Boerse AG (a)	11,255,330
119,318	Deutsche Post AG (Registered)	3,222,839
104,434	E. On AG	12,097,484
52,386	Hochtief AG	3,063,514

2

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

77,256	MAN AG	5,569,912
31,623	Merck KGaA	3,233,110
121,417	Muenchener Rueckversicherungs AG (Registered)	16,417,025
60,218	Salzgitter AG (a)	5,248,535
53,845	SAP AG	11,342,973
62,325	Schering AG	6,798,144
136,363	Suedzucker AG	3,366,542
518,335	ThyssenKrupp AG	17,787,194
217,059	TUI AG (a)	4,413,488
160,389	Volkswagen AG (a)	11,358,446
		208,531,456
	Hong Kong — 0.5%
531,200	Cheung Kong Holdings Ltd	5,732,890
502,000	CLP Holdings Ltd	2,878,024
446,000	Hang Lung Group Co Ltd	1,028,961
664,000	Hong Kong Electric Holdings Ltd	2,924,089
295,000	Yue Yuen Industrial Holdings	806,465
		13,370,429
	Ireland — 0.4%
218,243	CRH Plc	7,348,872
65,869	DCC Plc	1,546,291
		8,895,163
	Italy — 2.3%
1,083,928	Banca Monte dei Paschi di Siena SPA	6,320,396
1,364,017	ENI SPA	41,129,740
74,018	ERG SPA	1,838,508
390,515	Fiat SPA * (a)	5,237,398
177,224	Mediobanca SPA	3,572,043
		58,098,085
	Japan — 26.4%
25,640	Acom Co Ltd	1,518,292
301,300	Aeon Co Ltd	6,452,722
59,200	Astellas Pharma Inc	2,323,711
55,200	Canon Inc	3,864,126
44,000	Canon Sales Co Inc	936,674
170,000	Chiyoda Corp	3,350,989
352,200	Chubu Electric Power Co Inc	9,704,862
20,400	Chugoku Electric Power Co Inc (a)	436,815
193,000	Cosmo Oil Co Ltd	933,511
397,000	Daido Steel Co Ltd	3,309,577
107,500	Daiei Inc * (a)	2,443,458
198,748	Daiichi Sankyo Co Ltd	5,432,071
479,000	Daikyo Inc * (a)	2,220,795
866,000	Daiwa Securities Group Inc	10,751,221
103,500	Eisai Co Ltd	4,714,838
58,800	Fanuc Ltd	5,245,573
786,000	Fuji Heavy Industries Ltd	4,670,710
1,589,500	Haseko Corp * (a)	5,523,434

3

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

715,700	Honda Motor Co Ltd	47,192,792
209,600	Hoya Corp	8,034,570
122,500	Ibiden Co Ltd	6,179,357
214,800	Isetan Co Ltd	3,922,696
1,248,000	Ishikawajima-Harima Heavy Industries Co Ltd (a)	4,015,273
843,000	Isuzu Motors Ltd (a)	2,950,672
1,339,000	Itochu Corp	11,404,099
594,000	Japan Steel Works Ltd (The)	4,120,816
359,500	Kansai Electric Power Co Inc	8,566,586
134,000	Kao Corp	3,343,306
1,120,000	Kawasaki Heavy Industries Ltd (a)	3,763,205
264,000	Keisei Electric Railway Co (a)	1,563,090
621	Kenedix Inc	3,047,243
1,789,000	Kobe Steel Ltd	5,934,328
905,000	Komatsu Ltd	18,246,142
59,800	Konami Corp	1,397,882
171,800	Kyushu Electric Power Co Inc	3,991,924
118,900	Leopalance21 Corp	3,589,337
1,502,000	Marubeni Corp	8,173,473
144,700	Marui Co Ltd	2,512,921
43,000	Matsushita Electric Industrial Co Ltd	935,650
710,000	Mazda Motor Corp	4,294,610
824,700	Mitsubishi Corp	17,525,015
430,000	Mitsubishi Estate Co Ltd	8,466,938
2,117,000	Mitsubishi Heavy Industries	9,414,370
1,355,000	Mitsubishi Materials Corp (a)	6,102,844
2,314,000	Mitsubishi Motors Corp * (a)	4,546,553
447,000	Mitsubishi Rayon Co Ltd	3,901,854
2,811	Mitsubishi Tokyo Financial Group Inc	38,625,153
626,000	Mitsui & Co	8,879,180
192,000	Mitsui Fudosan Co Ltd	3,944,770
234,200	Mitsui Sumitomo Insurance Co Ltd	2,880,969
732,600	Mitsui Trust Holding Inc	8,822,922
1,797	Mizuho Financial Group Inc	14,616,537
163,000	NGK Spark Plug Co Ltd	3,269,024
416,500	Nikko Cordial Corp	6,145,622
75,000	Nikon Corp (a)	1,456,521
30,500	Nintendo Co Ltd	5,140,003
241,000	Nippon Mining Holdings Inc	2,118,938
1,608	Nippon Telegraph & Telephone Corp	7,958,221
407,000	Nippon Yusen Kabushiki Kaisha	2,641,269
97,000	Nissan Chemical Industries Ltd	1,336,999
2,029,500	Nissan Motor Co	24,567,411
80,400	Nisshin Seifun Group Inc	869,475
61,500	Nitto Denko Corp	4,746,880
513,900	Nomura Holdings Inc	10,119,186
10,000	Nomura Research Institute	1,188,075
3,453	NTT Docomo Inc	5,613,679
41,700	Ono Pharmaceutical Co Ltd	2,042,047
51,810	ORIX Corp	14,973,553
1,533,000	Osaka Gas Co Ltd	5,361,237

4

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

22,400	Promise Co Ltd	1,342,902
4,647	Resona Holdings Inc	14,071,048
465,000	Ricoh Company Ltd	9,110,703
62,500	Secom Co	3,158,113
82,200	Seven & I Holdings Co Ltd	2,847,340
385,000	Shimizu Corp	2,235,244
125,100	Shinko Electric Industries Co Ltd	3,305,345
24,900	SMC Corp	3,480,885
375,500	Softbank Corp (a)	9,176,708
283,600	Sojitz Corp * (a)	1,267,432
497,700	Sumitomo Corp	6,506,865
323,000	Sumitomo Light Metal Industry (a)	862,149
3,569,000	Sumitomo Metal Industries Ltd	16,002,702
356,000	Sumitomo Metal Mining Co Ltd	4,679,357
433	Sumitomo Mitsui Financial Group Inc	4,425,712
498,000	Sumitomo Trust & Banking Co Ltd	4,791,335
473,000	Taiheiyo Cement Co Ltd	1,991,131
108,000	Taisho Pharmaceutical Co Ltd	1,986,152
275,000	Takashimaya Co Ltd	3,689,007
599,700	Takeda Pharmaceutical Co Ltd	38,850,560
188,600	Tohoku Electric Power Co Inc	4,366,976
114,100	Tokyo Electric Power Co Inc	3,134,655
1,100,000	Tokyo Gas Co Ltd	5,497,890
261,000	Tokyu Land Corp	1,971,360
233,000	TonenGeneral Sekiyu KK (a)	2,452,886
767,100	Toyota Motor Corp	41,048,622
743,000	Ube Industries Ltd	2,290,792
190,000	Urban Corp (a)	2,312,158
75,100	Yamada Denki Co Ltd	7,793,990
145,000	Yaskawa Electric Corp	1,584,140
		664,522,755
	Netherlands — 5.3%
1,056,700	ABN Amro Holdings NV	29,192,757
863,646	Aegon NV	14,404,716
64,092	Akzo Nobel NV	3,466,511
161,023	Buhrmann NV (a)	2,501,171
20,135	Corio NV	1,216,517
20,025	Euronext NV	1,717,075
639,954	Hagemeyer NV * (a)	3,162,309
53,647	Heineken Holding NV	1,869,191
191,348	Heineken NV	7,649,762
1,234,370	ING Groep NV	48,355,922
637,133	Koninklijke Ahold NV * (a)	5,203,059
75,765	Koninklijke DSM	3,214,823
449,747	Reed Elsevier NV	6,551,848
98,210	TNT NV	3,615,275
12,380	Wereldhave NV	1,199,314
		133,320,250

5

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Norway — 0.7%
250,000	Norsk Hydro ASA (a)	7,043,120
34,860	Orkla ASA	1,721,479
266,300	Statoil ASA (a)	7,819,929
		16,584,528
	Singapore — 0.6%
1,253,000	Capitaland Ltd	3,255,729
736,000	DBS Group Holdings Ltd	8,102,783
345,000	Keppel Corp Ltd	2,956,138
478,000	MobileOne Ltd	619,098
919,000	Singapore Telecommunications	1,475,837
		16,409,585
	Spain — 1.0%
90,098	ACS Actividades de Construccion y Servicios SA	3,593,834
20,270	Fomento de Construcciones y Contratas SA	1,557,431
372,342	Iberdrola SA	11,948,492
325,562	Repsol YPF SA	9,094,376
		26,194,133
	Sweden — 0.9%
285,000	Atlas Copco AB Class A	7,730,479
290,400	Electrolux AB	8,061,408
128,100	Svenska Cellulosa AB (SCA)	5,336,969
163,850	Tele2 AB Class B	1,722,789
		22,851,645
	Switzerland — 6.4%
1,370,946	ABB Ltd	17,301,787
121,669	Compagnie Financiere Richemont AG Class A	5,684,919
80,959	Nestle SA (Registered)	24,168,921
4,491	Roche Holding AG (Bearer)	785,286
350,541	Roche Holding AG (Non Voting)	54,615,470
4,853	Serono SA	3,086,928
116,687	Swiss Reinsurance Co (Registered)	8,208,203
178,868	UBS AG (Registered)	20,269,368
125,425	Zurich Financial Services AG *	28,363,075
		162,483,957
	United Kingdom — 22.9%
104,236	Alliance & Leicester Plc	2,297,176
691,775	Anglo American Plc	27,802,625
1,047,120	AstraZeneca Plc	55,351,914
502,132	Aviva Plc	6,964,836
1,043,810	BAE Systems Plc	7,461,245
493,439	Barclays Plc	5,707,456
344,597	Barratt Developments Plc	5,929,889
401,645	BBA Group Plc	1,849,072
98,975	Berkeley Group Holdings Plc *	2,056,921
1,632,882	BG Group Plc	21,736,786
442,306	BHP Billiton Plc	8,639,549
515,565	Boots Group Plc	6,805,017

6

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,081,861	BP Plc	24,540,441
594,637	British American Tobacco Plc	14,868,803
3,515,244	BT Group Plc	15,470,016
96,808	Bunzl Plc	1,111,728
1,030,489	Cable & Wireless Plc	1,991,536
873,599	Cadbury Schweppes Plc	8,363,387
2,931,335	Centrica Plc	15,298,718
1,055,844	Cobham Group Plc	3,349,689
753,324	Compass Group Plc	3,332,444
1,726,223	DSG International Plc	6,296,791
108,858	Gallaher Group Plc	1,680,050
1,884,022	GlaxoSmithKline Plc	52,103,390
287,995	GUS Plc	4,984,525
276,820	Hanson Plc	3,383,292
1,075,871	HBOS Plc	18,401,918
181,378	IMI Plc	1,705,281
1,190,384	Imperial Chemical Industries Plc	7,971,342
520,947	Imperial Tobacco Group Plc	15,954,107
690,709	J Sainsbury Plc	4,126,688
1,096,144	Kingfisher Plc	4,642,325
291,559	Ladbrokes Plc	2,162,716
791,715	Lloyds TSB Group Plc	7,439,997
149,501	Man Group Plc	6,542,669
834,701	Marks & Spencer Group Plc	8,480,532
346,501	Next Plc	10,541,678
798,792	Rio Tinto Plc	44,324,196
741,394	Rolls-Royce Group Plc *	5,729,786
21,169,977	Rolls-Royce Group Plc Class B	39,591
4,151,831	Royal & Sun Alliance Insurance Group	9,984,431
958,838	Royal Bank of Scotland Group	30,935,963
819,249	Royal Dutch Shell Group Class A	27,152,286
443,646	Royal Dutch Shell Plc B Shares	15,301,209
137,732	Scottish & Southern Energy Plc	2,913,044
623,383	Scottish Power Plc	6,519,031
261,820	Scottish Power Plc (Deferred Shares) *	—
229,855	Smith WH Plc	1,879,663
271,155	Standard Chartered Plc	6,655,390
790,194	Taylor Woodrow Plc	4,969,040
268,747	Tomkins Plc	1,418,279
229,197	United Utilities Plc	2,834,849
5,051,703	Vodafone Group Plc	11,629,802
711,618	Wimpey (George) Plc	6,159,225
		575,792,334
	TOTAL COMMON STOCKS (COST $2,075,793,041)	2,372,035,343

7

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Germany — 0.4%
19,250	Fresenius Medical Care AG (Non Voting) 1.33% (a)	3,155,411
23,945	Henkel KGaA 1.59%	2,695,208
107,872	Volkswagen AG 3.38%	5,416,543
		11,267,162
	Italy — 0.1%
748,410	Compagnia Assicuratrice Unipol 4.23%	2,115,486
	TOTAL PREFERRED STOCKS (COST $11,360,085)	13,382,648

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
260,767	Arkema Total SA Rights, Expires 06/26/06 *	925,587
	TOTAL RIGHTS AND WARRANTS (COST $908,615)	925,587

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 11.8%
104,400,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	104,400,000
182,274,341	The Boston Global Investment Trust (b)	182,274,341
11,500,000	U.S. Treasury Bill, 4.64%, due 08/24/06 (c) (d)	11,375,351
	TOTAL SHORT-TERM INVESTMENT(S) (COST $298,052,648)	298,049,692
	TOTAL INVESTMENTS — 106.6% (Cost $2,386,114,390)	2,684,393,270
	Other Assets and Liabilities (net) — (6.6%)	(165,287,452)
	TOTAL NET ASSETS — 100.0%	$2,519,105,818

8

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

 As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,386,673,625	$327,025,546	$(29,305,900)	$297,719,646

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	CHF	77,212,181	$63,950,826	$(515,379)
8/25/06	HKD	22,346,072	2,884,723	(1,167)
8/25/06	JPY	11,019,102,845	99,094,221	(1,167,966)
8/25/06	NOK	375,319,761	62,052,940	195,241
8/25/06	SEK	841,582,493	117,255,487	377,095
8/25/06	SGD	1,843,809	1,172,824	(1,170)
				$(1,113,346)
Sales
8/25/06	AUD	83,803,337	$62,959,017	$162,614
8/25/06	CAD	2,510,259	2,284,113	(34,079)
8/25/06	DKK	14,136,090	2,441,973	6,254
8/25/06	EUR	55,452,319	71,456,468	159,164
8/25/06	GBP	62,828,491	117,671,983	673,908
8/25/06	JPY	660,600,000	5,940,742	143,380
				$1,111,241

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
352	DAX	June 2006	$64,263,748	$(2,960,332)
2	Hang Seng	June 2006	204,059	(65)
1	IBEX 35	June 2006	145,477	3,593
376	MSCI	June 2006	13,545,859	(360,791)
14	OMXS30	June 2006	184,539	492
56	S&P/MIB	June 2006	13,081,556	(431,098)
162	TOPIX	June 2006	22,742,903	(1,286,717)
				$(5,034,918)

9

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Sales
5	CAC40	June 2006	$315,128	$7,290
45	FTSE 100	June 2006	4,818,816	98,129
385	S&P Toronto 60	June 2006	45,962,324	1,409,734
1	SPI 200	June 2006	94,175	4,241
				$1,519,394

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $148,298,563 collateralized by cash in the amount of $155,849,857, which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 92.4% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Australia — 1.8%
2	Aristocrat Leisure Ltd	20
2,378	Australia and New Zealand Banking Group Ltd	47,503
847	Commonwealth Bank of Australia	27,603
3,514	Foster’s Group Ltd	14,097
4,157	General Property Trust Units	12,765
1,482	Rinker Group Ltd	20,874
618	Rio Tinto Ltd	36,407
3,684	Santos Ltd	32,028
7,699	Telstra Corp Ltd	21,554
1,203	Woodside Petroleum Ltd	39,838
3,528	Woolworths Ltd	49,538
1,399	Zinifex Ltd	12,411
		314,638
	Austria — 1.0%
244	Austrian Airlines *	2,103
122	Boehler Uddeholm (Bearer)	25,384
137	Flughafen Wien AG	10,097
98	Generali Holding Vienna AG	6,343
67	Mayr-Melnhof Karton AG (Bearer)	11,078
1,285	OMV AG	74,808
286	Voestalpine AG	40,604
		170,417
	Belgium — 1.4%
47	Bekaert NV	4,840
205	Belgacom SA	6,468
108	Colruyt SA	16,635
226	Delhaize Group	14,513
1,859	Dexia	45,616
2,884	Fortis	105,280
854	UCB SA	44,640
		237,992
	Canada — 1.1%
200	Canadian Imperial Bank of Commerce	14,640
1,400	Canadian Natural Resources	73,718
500	National Bank of Canada	27,830
1,700	Petro-Canada	77,198
		193,386
	Denmark — 0.0%
1	AP Moller-Maersk A/S Class B	8,084
	Finland — 2.2%
2,200	Fortum Oyj	54,770
500	Kesko Oyj Class B	19,755
500	Metso Oyj	17,816
500	Neste Oil Oyj	16,942
6,400	Nokia Oyj	137,258

1

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,200	Rautaruukki Oyj	36,061
3,400	Sampo Oyj Class A	65,446
800	Wartsila Oyj Class B	31,298
		379,346
	France — 10.2%
310	Alstom *	26,349
2,950	Arcelor	126,000
1,379	Axa	47,990
3,618	BNP Paribas	337,552
871	Business Objects SA *	25,637
473	Cap Gemini SA	25,973
722	Carrefour SA	41,923
388	Casino Guichard-Perrachon SA	29,707
721	Cie de Saint-Gobain	50,525
1,432	Credit Agricole SA	53,478
600	L’Oreal SA	53,737
542	LVMH Moet Hennessy Louis Vuitton SA	53,315
367	Michelin SA Class B	24,031
6	Pernod-Ricard	1,172
1,462	Peugeot SA	93,012
145	PPR SA	17,995
1,226	Renault SA	141,104
369	Schneider Electric SA	38,306
465	Societe Generale	71,709
7,492	Total SA	485,952
40	Vallourec SA	50,216
		1,795,683
	Germany — 9.0%
117	Adidas-Salomon AG	23,230
298	Allianz AG (Registered)	46,253
791	Altana AG	47,037
2,100	Bankgesellschaft Berlin AG *	11,720
1,713	Bayerische Motoren Werke AG	88,337
160	Celesio AG	15,416
2,382	Commerzbank AG	89,580
1,909	DaimlerChrysler AG (Registered)	100,341
18	Degussa AG *	1,035
3,081	Depfa Bank Plc	50,083
1,122	Deutsche Bank AG (Registered)	128,936
638	Deutsche Boerse AG	83,007
760	Deutsche Lufthansa AG (Registered)	13,274
652	Deutsche Post AG (Registered)	17,611
1,212	E. On AG	140,396
819	Hochtief AG	47,895
796	MAN AG	57,389
387	Merck KGaA	39,567
904	Muenchener Rueckversicherungs AG (Registered)	122,232
138	Salzgitter AG	12,028
198	SAP AG	41,711

2

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

646	Schering AG	70,463
783	Suedzucker AG	19,331
4,056	ThyssenKrupp AG	139,186
2,486	TUI AG	50,548
1,755	Volkswagen AG	124,286
		1,580,892
	Hong Kong — 0.7%
1,000	Cheung Kong Holdings Ltd	10,792
6,000	CLP Holdings Ltd	34,399
1,500	Esprit Holdings Ltd	12,059
9,000	Hang Lung Group Co Ltd	20,764
7,000	Hong Kong Electric Holdings Ltd	30,826
3,500	Yue Yuen Industrial Holdings	9,568
		118,408
	Ireland — 0.4%
415	Anglo Irish Bank Corp	6,469
401	Bank of Ireland	7,012
1,360	CRH Plc	45,795
642	DCC Plc	15,071
		74,347
	Italy — 2.5%
1,977	Banca Intesa SPA-Di RISP	10,527
6,118	Banca Monte dei Paschi di Siena SPA	35,674
460	Banca Popolare di Verona	12,593
11,530	ENI SPA	347,669
3,044	Fiat SPA *	40,825
		447,288
	Japan — 28.1%
310	Acom Co Ltd	18,357
1,300	Aeon Co Ltd	27,841
900	Alps Electric Co Ltd	11,814
700	Astellas Pharma Inc	27,476
300	Canon Inc	21,001
3,100	Chubu Electric Power Co Inc	85,420
800	Chugoku Electric Power Co Inc	17,130
2,000	Cosmo Oil Co Ltd	9,674
4,000	Daido Steel Co Ltd	33,346
1,900	Daiei Inc *	43,187
2,322	Daiichi Sankyo Co Ltd	63,464
3,000	Daikyo Inc *	13,909
100	Daito Trust Construction Co Ltd	5,463
5,000	Daiwa Securities Co Ltd	62,074
900	Eisai Co Ltd	40,999
500	Fanuc Ltd	44,605
7,000	Fuji Heavy Industries Ltd	41,597
1,000	Fujikura Ltd	11,302
3,000	Furukawa Electric Co Ltd	19,229
15,000	Haseko Corp *	52,124

3

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,000	Hokuhoku Financial Group Inc	8,438
6,200	Honda Motor Co Ltd	408,824
1,200	Hoya Corp	45,999
1,000	Ibiden Co Ltd	50,444
6,000	Ishikawajima-Harima Heavy Industries Co Ltd	19,304
7,000	Isuzu Motors Ltd	24,501
10,000	Itochu Corp	85,169
3,000	Japan Steel Works Ltd (The)	20,812
1,800	Kansai Electric Power Co Inc	42,893
2,000	Kao Corp	49,900
11,000	Kawasaki Heavy Industries Ltd	36,960
2,000	Kawasaki Kisen Kaisha Ltd	12,540
4	Kenedix Inc	19,628
25	KK DaVinci Advisors *	26,846
14,000	Kobe Steel Ltd	46,440
5,000	Komatsu Ltd	100,807
1,100	Konami Corp	25,714
3,000	Kubota Corp	27,994
1,700	Kyushu Electric Power Co Inc	39,501
1,200	Leopalance21 Corp	36,225
13,000	Marubeni Corp	70,742
6,000	Mazda Motor Corp	36,293
6,700	Mitsubishi Corp	142,376
2,000	Mitsubishi Estate Co Ltd	39,381
8,000	Mitsubishi Heavy Industries	35,576
6,000	Mitsubishi Materials Corp	27,024
15	Mitsubishi Tokyo Financial Group Inc	206,111
6,000	Mitsui & Co	85,104
1,000	Mitsui Fudosan Co Ltd	20,546
2,000	Mitsui Sumitomo Insurance Co Ltd	24,603
7,000	Mitsui Trust Holding Inc	84,303
11	Mizuho Financial Group Inc	89,472
6,000	Mizuho Trust & Banking Co Ltd	16,255
100	Nidec Corp	7,567
2,000	Nikko Cordial Corp	29,511
3,000	Nippon Mining Holdings Inc	26,377
3,000	Nippon Steel Corp	11,267
20	Nippon Telegraph & Telephone Corp	98,983
5,000	Nippon Yusen Kabushiki Kaisha	32,448
2,000	Nissan Diesel Motor Co	9,934
16,600	Nissan Motor Co	200,946
1,100	Nisshin Seifun Group Inc	11,896
700	Nitto Denko Corp	54,030
2,500	Nomura Holdings Inc	49,227
34	NTT Docomo Inc	55,275
500	Ono Pharmaceutical Co Ltd	24,485
360	ORIX Corp	104,043
11,000	Osaka Gas Co Ltd	38,469
250	Promise Co Ltd	14,988
33	Resona Holdings Inc	99,924
4,000	Ricoh Company Ltd	78,372

4

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	Sankyo Co Ltd Gunma	13,179
31	SBI Holdings Inc	14,310
1,000	Seven & I Holdings Co Ltd	34,639
5,000	Shimizu Corp	29,029
1,400	Softbank Corp	34,214
2,700	Sojitz Corp *	12,067
5,000	Sumitomo Corp	65,369
24,000	Sumitomo Metal Industries Ltd	107,611
2,000	Sumitomo Metal Mining Co Ltd	26,289
3	Sumitomo Mitsui Financial Group Inc	30,663
1,000	Sumitomo Realty & Development Co Ltd	24,276
3,000	Sumitomo Trust & Banking Co Ltd	28,863
5,000	Taiheiyo Cement Co Ltd	21,048
1,000	Taisho Pharmaceutical Co Ltd	18,390
6,200	Takeda Pharmaceutical Co Ltd	401,657
1,000	Teijin Ltd	7,116
200	Terumo Corp	7,125
2,300	Tohoku Electric Power Co Inc	53,256
1,400	Tokyo Electric Power Co Inc	38,462
3,000	TonenGeneral Sekiyu KK	31,582
5,100	Toyota Motor Corp	272,908
6,000	Ube Industries Ltd	18,499
500	Yamada Denki Co Ltd	51,891
		4,946,922
	Netherlands — 6.9%
10,855	ABN Amro Holdings NV	299,884
8,412	Aegon NV	140,303
783	Akzo Nobel NV	42,350
1,968	Buhrmann NV	30,569
246	Corio NV	14,863
392	Euronext NV	33,613
7,822	Hagemeyer NV *	38,652
417	Heineken Holding NV	14,529
1,271	Heineken NV	50,812
11,337	ING Groep NV	444,122
3,885	Koninklijke Ahold NV *	31,726
762	Koninklijke DSM	32,333
611	TNT NV	22,492
122	Wereldhave NV	11,819
		1,208,067
	Norway — 0.7%
2,700	Norsk Hydro ASA	76,066
280	Orkla ASA	13,827
1,100	Statoil ASA	32,302
		122,195
	Singapore — 0.7%
20,000	Capitaland Ltd	51,967
8,000	ComfortDelgro Corp Ltd	7,408
5,000	DBS Group Holdings Ltd	55,046

5

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,000	MobileOne Ltd	7,771
2,000	Singapore Press Holdings Ltd	5,052
		127,244
	Spain — 1.1%
837	ACS Actividades de Construccion y Servicios SA	33,386
525	Gas Natural SDG SA	15,895
2,339	Iberdrola SA	75,059
2,742	Repsol YPF SA	76,596
		200,936
	Sweden — 1.2%
2,000	Atlas Copco AB Class A	54,249
600	Boliden AB	11,620
1,700	Electrolux AB	47,191
500	Nordea AB	6,040
800	Skandinaviska Enskilda Banken AB Class A	19,070
400	Svenska Cellulosa AB (SCA)	16,665
600	Svenska Handelsbanken AB Class A	16,042
3,000	Tele2 AB Class B	31,543
		202,420
	Switzerland — 5.4%
7,728	ABB Ltd	97,530
587	Compagnie Financiere Richemont AG Class A	27,427
125	Logitech International SA *	5,075
436	Nestle SA (Registered)	130,160
55	Roche Holding AG (Bearer)	9,617
1,900	Roche Holding AG (Non Voting)	296,026
42	Serono SA	26,716
494	Swiss Reinsurance Co (Registered)	34,750
60	Swisscom AG (Registered)	19,360
882	UBS AG (Registered)	99,948
919	Zurich Financial Services AG *	207,819
		954,428
	United Kingdom — 22.2%
6,738	Aegis Group Plc	17,382
700	Alliance & Leicester Plc	15,427
3,741	Anglo American Plc	150,352
2,123	ARM Holdings Plc	4,639
6,840	AstraZeneca Plc	361,570
4,745	Aviva Plc	65,816
5,112	BAE Systems Plc	36,541
4,061	Barratt Developments Plc	69,882
2,756	BBA Group Plc	12,688
981	Berkeley Group Holdings Plc *	20,387
8,265	BG Group Plc	110,023
1,554	BHP Billiton Plc	30,354
3,131	Boots Group Plc	41,327
8,481	BP Plc	99,972
2,514	British American Tobacco Plc	62,862

6

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

41,343	BT Group Plc	181,944
1,183	Bunzl Plc	13,585
1,096	Burberry Group Plc	8,962
7,225	Cadbury Schweppes Plc	69,168
20,642	Centrica Plc	107,731
12,906	Cobham Group Plc	40,945
5,052	Compass Group Plc	22,348
14,149	DSG International Plc	51,612
3,014	GKN Plc	15,329
19,757	GlaxoSmithKline Plc	546,388
3,091	GUS Plc	53,498
2,664	Hanson Plc	32,559
7,357	HBOS Plc	125,836
2,217	IMI Plc	20,844
3,981	Imperial Tobacco Group Plc	121,919
26,464	Invensys Plc *	11,522
4,033	J Sainsbury Plc	24,095
9,104	Kingfisher Plc	38,557
6,657	Lloyds TSB Group Plc	62,558
2,306	Marks & Spencer Group Plc	23,429
1,924	Next Plc	58,534
5,366	Rio Tinto Plc	297,754
20,124	Royal & Sun Alliance Insurance Group	48,395
6,418	Royal Bank of Scotland Group	207,070
4,681	Royal Dutch Shell Group Class A	155,142
2,733	Royal Dutch Shell Plc B Shares	94,260
560	Scottish & Southern Energy Plc	11,844
4,302	Scottish Power Plc	44,988
1,806	Scottish Power Plc (Deferred Shares) *	—
111	Severn Trent Plc	2,340
2,121	Smith WH Plc	17,345
1,258	Standard Chartered Plc	30,877
2,440	Tate & Lyle Plc	26,073
7,227	Taylor Woodrow Plc	45,446
2,999	Tomkins Plc	15,827
1,299	United Utilities Plc	16,067
45,006	Vodafone Group Plc	103,611
6,035	Wimpey (George) Plc	52,234
393	Wolseley Plc	9,145
		3,909,003
	TOTAL COMMON STOCKS (COST $15,159,160)	16,991,696

7

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.9%
	Germany — 0.7%
235	Fresenius Medical Care AG (Non Voting) 1.33%	38,521
293	Henkel KGaA 1.59%	32,980
89	RWE AG 3.11%	6,893
1,055	Volkswagen AG 3.38%	52,974
		131,368
	Italy — 0.2%
11,098	Compagnia Assicuratrice Unipol 4.23%	31,370
	TOTAL PREFERRED STOCKS (COST $134,287)	162,738

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.1%
	France — 0.1%
1,873	Arkema Total SA Rights, Expires 06/26/06 *	6,648
	TOTAL RIGHTS AND WARRANTS (COST $6,427)	6,648

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.2%
200,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	200,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $200,000)	200,000
	TOTAL INVESTMENTS — 98.8% (Cost $15,499,874)	17,361,082
	Other Assets and Liabilities (net) — 1.2%	223,030
	TOTAL NET ASSETS — 100.0%	$17,584,112

8

GMO International Disciplined Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$15,503,975	$2,116,505	$(259,398)	$1,857,107

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 96.4% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock International Core Fund in exchange for Class A shares of John Hancock International Core Fund. The transaction was approved by the Fund’s shareholders on June 8, 2006. On June 12, 2006, all assets and liabilities were transferred to John Hancock International Core Fund in a tax-free exchange for Class A shares of John Hancock International Core Fund which were then distributed tax-free to the shareholders of the Fund in complete liquidation of the Fund.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 100.0%
	Affiliated Issuer(s) — 100.0%
839,166	GMO Emerging Countries Fund, Class III	15,734,358
5,733,540	GMO Emerging Markets Fund, Class VI	125,392,529
8,477,243	GMO International Growth Equity Fund, Class III	265,168,154
7,855,043	GMO International Intrinsic Value Fund, Class IV	268,878,126
165,037	GMO International Small Companies Fund, Class III	2,563,024
	TOTAL MUTUAL FUND(S) (COST $498,954,424)	677,736,191

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
21,391	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $21,393 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $21,819.	21,391
	TOTAL SHORT-TERM INVESTMENT(S) (COST $21,391)	21,391
	TOTAL INVESTMENTS — 100.0%
	(Cost $498,975,815)	677,757,582
	Other Assets and Liabilities (net) — 0.0%	(20,753)
	TOTAL NET ASSETS — 100.0%	$677,736,829

1

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$499,699,452	$178,058,130	$—	$178,058,130

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Countries Fund, Class III	$16,259,817	$—	$160,000	$—	$—	$15,734,358
GMO Emerging Markets Fund, Class VI	129,229,135	—	560,000	—	—	125,392,529
GMO International Growth Equity Fund, Class III	254,857,704	51,397	1,576,875	—	—	265,168,154
GMO International Intrinsic Value Fund, Class IV	256,390,561	1,012,000	1,479,010	—	—	268,878,126
GMO International Small Companies Fund, Class III	2,806,956	—	365,298	—	—	2,563,024
Totals	$659,544,173	$1,063,397	$4,141,183	$—	$—	$677,736,191

2

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund or underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 86.4% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Australia — 4.4%
4,689	Amcor Ltd	23,412
4,396	Australia and New Zealand Banking Group Ltd	87,814
521	Cochlear Ltd	19,324
964	Commonwealth Bank of Australia	31,416
580	CSL Ltd	22,604
5,460	Foster’s Group Ltd	21,904
3,663	Insurance Australia Group Ltd	14,400
1,082	Macquarie Bank Ltd	52,521
10,005	Oxiana Ltd	22,130
244	Perpetual Trustees Australia Ltd	12,481
10,244	Promina Group Ltd	43,964
2,727	QBE Insurance Group Ltd	44,148
900	Rio Tinto Ltd	53,019
10,786	Telstra Corp Ltd	30,196
1,177	Westfarmers Ltd	30,851
2,483	Westpac Banking Corp	43,183
2,653	Woodside Petroleum Ltd	87,856
4,846	Woolworths Ltd	68,045
4,018	Zinifex Ltd	35,645
		744,913
	Austria — 1.0%
53	Mayr-Melnhof Karton AG (Bearer)	8,763
770	Oesterreichische Elektrizitaetswirtschafts AG Class A	35,274
1,787	OMV AG	104,033
1,026	Telekom Austria AG	23,038
		171,108
	Belgium — 1.7%
803	Belgacom SA	25,334
242	Colruyt SA	37,274
1,692	Fortis	61,766
276	KBC Groep NV	29,667
127	Solvay SA	14,398
1,324	UCB SA	69,207
308	Umicore	44,546
		282,192
	Canada — 2.0%
2,000	Canadian Natural Resources	105,311
300	Cognos Inc *	9,102
200	Methanex Corp	4,675
1,300	Nexen Inc	72,288
2,600	Petro-Canada	118,068
600	Royal Bank of Canada	24,512
		333,956

1

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Denmark — 1.1%
4	AP Moller-Maersk A/S Class B	32,336
321	Danske Bank A/S	52,783
1,500	H. Lundbeck A/S	33,022
800	Novo-Nordisk A/S	49,589
1,000	Vestas Wind Systems A/S *	25,843
		193,573
	Finland — 1.9%
2,200	Fortum Oyj	54,770
1,000	Metso Oyj	35,633
550	Neste Oil Oyj	18,636
3,300	Nokia Oyj	70,774
850	Rautaruukki Oyj	25,543
3,600	Sampo Oyj Class A	69,296
1,600	YIT Oyj	40,644
		315,296
	France — 9.2%
755	BNP Paribas	70,440
300	Bouygues	16,318
634	Business Objects SA *	18,661
194	Christian Dior SA	19,253
956	Credit Agricole SA	35,702
969	European Aeronautic Defense and Space Co	34,551
275	L’Oreal SA	24,629
386	LVMH Moet Hennessy Louis Vuitton SA	37,970
294	Neopost SA	31,574
1,586	Peugeot SA	100,900
1,463	Renault SA	168,382
1,039	Sanofi-Aventis	98,037
503	Societe Generale	77,569
10,724	Total SA	695,589
110	Vallourec SA	138,095
		1,567,670
	Germany — 3.7%
644	Altana AG	38,296
469	Bayerische Motoren Werke AG	24,186
407	Continental AG	44,589
774	Deutsche Boerse AG	100,701
1,711	Deutsche Post AG (Registered)	46,215
192	Fresenius Medical Care AG & Co	21,556
376	Hypo Real Estate Holding AG	23,737
116	K&S AG	9,713
298	Merck KGaA	30,467
57	Puma AG Rudolf Dassler Sport	20,952
466	Salzgitter AG	40,616
447	SAP AG	94,165
194	Siemens AG (Registered)	16,663

2

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

456	Stada Arzneimittel AG	18,315
1,456	Volkswagen AG	103,111
		633,282
	Hong Kong — 1.4%
4,000	Cheung Kong Holdings Ltd	43,169
12,000	CLP Holdings Ltd	68,797
4,000	Esprit Holdings Ltd	32,158
14,000	Giordano International Ltd	7,252
9,500	Hong Kong Electric Holdings Ltd	41,836
19,800	Li & Fung Ltd	40,555
		233,767
	Ireland — 1.1%
3,366	Anglo Irish Bank Corp	52,467
1,738	CRH Plc	58,523
936	DCC Plc	21,973
1,364	Kerry Group Plc	30,582
1,468	Kingspan Group Plc	26,263
		189,808
	Italy — 3.9%
574	Assicurazioni Generali SPA	20,894
3,152	Banca Monte dei Paschi di Siena SPA	18,379
16,288	ENI SPA	491,138
1,250	ERG SPA	31,048
341	Luxottica Group SPA	9,285
1,321	Sanpaolo IMI SPA	23,597
32,177	Seat Pagine Gialle	14,105
7,251	UniCredito Italiano SPA	55,266
		663,712
	Japan — 29.8%
380	Acom Co Ltd	22,502
3,900	Aeon Co Ltd	83,523
550	Aiful Corp	30,421
1,000	Aisin Seiki Co Ltd	34,397
500	ARRK Corp	15,007
600	Astellas Pharma Inc	23,551
1,300	Canon Inc	91,003
2	Central Japan Railway Co	19,962
2,000	Chiyoda Corp	39,423
2,200	Chubu Electric Power Co Inc	60,621
2,000	Daifuku	31,368
8,000	Daikyo Inc *	37,091
2,000	Daimaru Inc (The)	26,994
1,400	Denso Corp	48,948
4	East Japan Railway Co	28,626
900	Eisai Co Ltd	40,999
400	FamilyMart Co Ltd	11,450
400	Fanuc Ltd	35,684
200	Fast Retailing Co Ltd	17,539

3

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

4,000	Fuji Heavy Industries Ltd	23,770
7,400	Honda Motor Co Ltd	487,951
2,700	Hoya Corp	103,499
1,000	Ibiden Co Ltd	50,444
5	Inpex Holdings Inc *	44,249
600	Ito En Ltd	19,582
6,000	Itochu Corp	51,101
3,000	Japan Steel Works Ltd (The)	20,812
1,400	Japan Synthetic Rubber Co Ltd	36,895
5	Japan Tobacco Inc	17,859
2,000	JGC Corp	29,908
1,000	Kansai Electric Power Co Inc	23,829
11,000	Kawasaki Heavy Industries Ltd	36,960
4,000	Kawasaki Kisen Kaisha Ltd	25,080
3	KDDI Corp	18,821
13	KK DaVinci Advisors *	13,960
18,000	Kobe Steel Ltd	59,708
3,000	Komatsu Ltd	60,484
1,500	Konica Minolta Holdings Inc *	18,114
2,000	Kubota Corp	18,663
200	Kyocera Corp	16,707
1,600	Leopalance21 Corp	48,301
10,000	Mazda Motor Corp	60,487
4,000	Mitsubishi Corp	85,001
2,000	Mitsubishi Electric Corp	16,352
3,000	Mitsubishi Estate Co Ltd	59,072
2,000	Mitsubishi Gas Chemical Co Inc	24,561
25	Mitsubishi Tokyo Financial Group Inc	343,518
1,000	Mitsui & Co	14,184
6,000	Mitsui Engineer & Shipbuilding	17,818
2,000	Mitsui Fudosan Co Ltd	41,091
4,000	Mitsui OSK Lines Ltd	28,213
4,000	Mitsui Sumitomo Insurance Co Ltd	49,205
7,000	Mitsui Trust Holding Inc	84,303
1,000	NGK Spark Plug Co Ltd	20,055
300	Nidec Corp	22,701
200	Nintendo Co Ltd	33,705
1,000	Nippon Electric Glass Co Ltd	22,018
8,000	Nippon Steel Corp	30,045
7	Nippon Telegraph & Telephone Corp	34,644
3,000	Nissan Chemical Industries Ltd	41,351
16,800	Nissan Motor Co	203,367
400	Nissin Food Products Co Ltd	14,022
900	Nitto Denko Corp	69,467
2,100	Nomura Holdings Inc	41,351
7	NTT Data Corp	29,792
1,000	Olympus Optical Co Ltd	27,334
430	ORIX Corp	124,274
16,000	Osaka Gas Co Ltd	55,956
52	Resona Holdings Inc	157,455
3,000	Ricoh Company Ltd	58,779

4

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

31	SBI Holdings Inc	14,310
1,000	Secom Co	50,530
1,000	Sharp Corp	16,695
200	Shimamura Co	24,138
1,500	Shin-Etsu Chemical Co Ltd	84,470
800	Shinko Electric Industries Co Ltd	21,137
1,000	Shiseido Co Ltd	17,877
300	SMC Corp	41,938
2,900	Softbank Corp	70,872
400	Sony Corp	18,054
4,000	Sumitomo Chemical Co Ltd	34,485
3,000	Sumitomo Corp	39,222
3,000	Sumitomo Metal Mining Co Ltd	39,433
1,000	Sumitomo Realty & Development Co Ltd	24,276
2,000	Takashimaya Co Ltd	26,829
2,600	Takeda Pharmaceutical Co Ltd	168,437
700	Terumo Corp	24,937
1,700	Tohoku Electric Power Co Inc	39,363
7,000	Tokyo Gas Co Ltd	34,987
3,000	Tokyu Land Corp	22,659
4,000	TonenGeneral Sekiyu KK	42,110
2,000	Toray Industries Inc	17,736
5,400	Toyota Motor Corp	288,962
5,000	Urban Corp	60,846
1,000	Yamada Denki Co Ltd	103,782
1,000	Yamato Transport Co Ltd	16,939
		5,080,951
	Netherlands — 4.2%
4,780	ABN Amro Holdings NV	132,054
2,875	Aegon NV	47,952
459	Euronext NV	39,358
895	Heineken NV	35,781
10,307	ING Groep NV	403,772
3,012	James Hardies Industries NV	19,210
266	Sbm Offshore NV	28,609
708	Unilever NV	16,037
		722,773
	Norway — 1.9%
2,308	Det Norske Oljeselskap (DNO) ASA	21,839
3,300	DnB NOR ASA	42,453
648	Golden Ocean Group Ltd *	374
3,000	Norsk Hydro ASA	84,517
5,600	Statoil ASA	164,445
1,400	Telenor ASA	17,710
		331,338
	Singapore — 0.9%
16,000	Capitaland Ltd	41,574
4,000	Keppel Corp Ltd	34,274
15,000	Neptune Orient Lines Ltd	18,199

5

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

22,000	Sembcorp Industrie	41,966
11,000	Singapore Telecommunications	17,665
		153,678
	Spain — 2.6%
261	Acciona SA	42,154
1,238	ACS Actividades de Construccion y Servicios SA	49,381
854	Ebro Puleva SA	16,708
341	Fomento de Construcciones y Contratas SA	26,200
326	Grupo Ferrovial SA	25,811
1,532	Iberdrola SA	49,162
2,238	Inditex SA	88,754
533	Metrovacesa SA	49,971
985	NH Hoteles SA	16,356
973	Repsol YPF SA	27,180
1,076	Sacyr Vallehermoso SA	33,831
309	Union Fenosa SA	12,057
		437,565
	Sweden — 2.5%
1,000	Assa Abloy AB Class B	17,711
800	Atlas Copco AB Class A	21,700
800	Atlas Copco AB Class B	19,986
1,800	Boliden AB	34,861
900	Capio AB *	16,513
2,100	Electrolux AB	58,295
600	Foreningssparbanken AB Class A	15,658
6,000	Nordea AB	72,475
300	Sandvik AB *	17,531
1,200	Skandinaviska Enskilda Banken AB Class A	28,606
400	Skanska AB Class B	6,233
2,800	SKF AB Class B	44,370
1,100	Svenska Cellulosa AB (SCA)	45,829
700	Svenska Handelsbanken AB Class A	18,716
		418,484
	Switzerland — 5.2%
300	Alcon Inc	32,424
534	Compagnie Financiere Richemont AG Class A	24,951
632	Credit Suisse Group	36,552
15	Geberit AG (Registered)	16,337
315	Lonza Group AG (Registered)	21,529
293	Nestle SA (Registered)	87,470
3,038	Roche Holding AG (Non Voting)	473,331
64	Serono SA	40,710
130	Swatch Group AG	21,107
505	Swiss Reinsurance Co (Registered)	35,524
878	UBS AG (Registered)	99,495
		889,430

6

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	United Kingdom — 18.5%
6,509	Anglo American Plc	261,598
8,677	ARM Holdings Plc	18,960
9,228	AstraZeneca Plc	487,802
2,650	Barclays Plc	30,652
2,920	Barratt Developments Plc	50,248
4,974	BHP Billiton Plc	97,157
1,301	Boots Group Plc	17,172
14,604	BP Plc	172,148
1,967	British American Tobacco Plc	49,185
3,584	Cadbury Schweppes Plc	34,311
440	Cairn Energy Plc *	18,103
37,949	Centrica Plc	198,057
9,790	Cobham Group Plc	31,059
12,501	DSG International Plc	45,600
918	Enterprise Inns Plc	16,031
1,141	Gallaher Group Plc	17,610
11,015	GlaxoSmithKline Plc	304,624
2,707	HBOS Plc	46,301
2,363	HSBC Holdings Plc	41,036
6,281	Imperial Tobacco Group Plc	192,357
7,640	ITV Plc	15,154
1,430	Ladbrokes Plc	10,607
1,747	Man Group Plc	76,455
5,399	Marks & Spencer Group Plc	54,854
2,431	Next Plc	73,959
743	Persimmon Plc	16,693
755	Reckitt Benckiser Plc	27,782
7,186	Rentokil Initial Plc	19,501
2,873	Rio Tinto Plc	159,420
2,731	Royal Bank of Scotland Group	88,113
5,971	Royal Dutch Shell Group Class A	197,896
3,960	Royal Dutch Shell Plc B Shares	136,579
7,196	Sage Group Plc	31,193
636	South African Breweries Plc	11,891
2,253	Unilever Plc	50,427
7,895	William Morrison Supermarkets Plc	28,918
3,245	Wimpey (George) Plc	28,086
		3,157,539
	TOTAL COMMON STOCKS (COST $15,186,255)	16,521,035

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.7%
	Germany — 0.7%
76	Fresenius Medical Care AG (Non Voting) 1.33%	12,458
34	Porsche AG (Non Voting) 0.69%	32,875
1,329	Volkswagen AG 3.38%	66,733
		112,066
	TOTAL PREFERRED STOCKS (COST $94,831)	112,066

7

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.6%
100,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	100,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $100,000)	100,000
	TOTAL INVESTMENTS — 98.3% (Cost $15,381,086)	16,733,101
	Other Assets and Liabilities (net) — 1.7%	289,615
	TOTAL NET ASSETS — 100.0%	$17,022,716

8

GMO International Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$15,384,423	$1,853,344	$(504,666)	$1,348,678

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 94.7% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved the liquidation and termination of the Fund. On June 8, 2006, the Fund was liquidated and proceeds were distributed to shareholders.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Australia — 4.0%
779,120	Amcor Ltd	3,890,182
479,140	Australia and New Zealand Banking Group Ltd	9,571,239
167,245	CSL Ltd	6,518,016
1,611,569	CSR Ltd	4,352,867
907,140	Foster’s Group Ltd	3,639,156
196,313	Macquarie Bank Ltd	9,529,100
2,338,246	Oxiana Ltd	5,171,987
1,702,007	Promina Group Ltd	7,304,513
453,052	QBE Insurance Group Ltd	7,334,626
207,124	Rio Tinto Ltd	12,201,765
636,069	Santos Ltd	5,529,940
1,911,067	Telstra Corp Ltd	5,350,165
142,821	Westfarmers Ltd	3,743,499
400,159	Westpac Banking Corp	6,959,415
440,810	Woodside Petroleum Ltd	14,597,782
731,996	Woolworths Ltd	10,278,310
858,263	Zinifex Ltd	7,613,939
		123,586,501
	Austria — 0.9%
165,780	Oesterreichische Elektrizitaetswirtschafts AG Class A (a)	7,594,496
296,841	OMV AG	17,281,101
170,473	Telekom Austria AG	3,827,840
		28,703,437
	Belgium — 1.4%
40,143	Colruyt SA (a)	6,183,043
359,333	Fortis (a)	13,117,418
54,103	KBC Groep NV	5,815,503
219,963	UCB SA	11,497,742
51,120	Umicore	7,393,529
		44,007,235
	Canada — 5.4%
184,900	Barrick Gold Corp	5,640,163
68,200	Canadian Imperial Bank of Commerce	4,992,252
173,600	Canadian National Railway Co	7,683,159
590,900	Canadian Natural Resources	31,114,117
207,800	Canadian Pacific Railway Ltd	10,677,694
297,700	EnCana Corp	15,016,080
240,100	Goldcorp Inc	7,378,470
103,300	Husky Energy Inc	6,067,644
231,000	Imperial Oil Ltd	8,308,870
287,000	Nexen Inc	15,958,920
679,820	Petro-Canada	30,871,172
261,000	Royal Bank of Canada	10,662,733
383,400	Talisman Energy Inc	6,978,820
120,700	Teck Corp Class B	7,681,407
		169,031,501

1

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Denmark — 1.2%
637	AP Moller-Maersk A/S Class B (a)	5,149,558
51,930	Danske Bank A/S	8,539,075
244,800	H. Lundbeck A/S (a)	5,389,192
118,050	Novo-Nordisk A/S	7,317,540
371,800	Vestas Wind Systems A/S *	9,608,362
		36,003,727
	Finland — 1.9%
364,000	Fortum Oyj	9,061,981
184,200	Metso Oyj	6,563,536
142,550	Neste Oil Oyj	4,830,027
584,350	Nokia Oyj	12,532,283
171,050	Rautaruukki Oyj	5,140,203
591,300	Sampo Oyj Class A	11,381,895
333,400	YIT Oyj	8,469,227
		57,979,152
	France — 8.8%
134,918	BNP Paribas (a)	12,587,558
51,990	Bouygues	2,827,879
105,258	Business Objects SA *	3,098,125
232,548	European Aeronautic Defense and Space Co	8,291,697
3,015	Hermes International	746,178
78,677	LVMH Moet Hennessy Louis Vuitton SA	7,739,295
41,092	Neopost SA	4,413,113
263,596	Peugeot SA (a)	16,769,835
290,178	Renault SA	33,397,543
186,002	Sanofi-Aventis (a)	17,550,575
86,531	Societe Generale (a)	13,344,152
1,992,592	Total SA	129,245,101
18,758	Vallourec SA	23,548,940
		273,559,991
	Germany — 3.8%
117,448	Altana AG	6,984,124
122,690	Bayerische Motoren Werke AG	6,326,928
75,976	Continental AG	8,323,664
147,860	Deutsche Boerse AG (a)	19,237,235
210,422	Deutsche Post AG (Registered)	5,683,604
40,895	Fresenius Medical Care AG & Co	4,591,271
69,022	Hypo Real Estate Holding AG	4,357,312
49,499	Merck KGaA	5,060,738
12,650	Puma AG Rudolf Dassler Sport	4,649,830
86,182	Salzgitter AG (a)	7,511,529
86,387	SAP AG	18,198,262
42,468	Siemens AG (Registered)	3,647,639
141,198	Stada Arzneimittel AG	5,671,159
269,368	Volkswagen AG (a)	19,076,132
		119,319,427

2

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Hong Kong — 1.1%
684,000	Cheung Kong Holdings Ltd	7,381,959
1,943,000	CLP Holdings Ltd	11,139,444
563,500	Esprit Holdings Ltd	4,530,299
1,618,000	Hong Kong Electric Holdings Ltd	7,125,265
2,583,600	Li & Fung Ltd	5,291,850
		35,468,817
	Ireland — 1.0%
533,934	Anglo Irish Bank Corp	8,322,539
406,942	CRH Plc	13,702,911
155,571	DCC Plc	3,652,068
226,548	Kerry Group Plc	5,079,384
		30,756,902
	Italy — 3.7%
95,925	Assicurazioni Generali SPA	3,491,715
211,169	Banca Popolare di Verona	5,781,116
2,911,910	ENI SPA	87,803,964
116,302	ERG SPA	2,888,786
219,569	Sanpaolo IMI SPA	3,922,211
1,296,064	UniCredito Italiano SPA	9,878,464
		113,766,256
	Japan — 27.2%
63,960	Acom Co Ltd	3,787,441
739,100	Aeon Co Ltd	15,828,766
88,675	Aiful Corp	4,904,748
205,600	Aisin Seiki Co Ltd	7,071,953
252,000	Alps Electric Co Ltd	3,308,046
130,400	ARRK Corp	3,913,936
206,000	Bridgestone Corp	4,228,541
248,900	Canon Inc	17,423,569
393,000	Chiyoda Corp (a)	7,746,698
380,600	Chubu Electric Power Co Inc	10,487,424
956,000	Daikyo Inc * (a)	4,432,317
362,000	Daimaru Inc (The)	4,885,921
245,200	Denso Corp	8,572,943
793	East Japan Railway Co	5,675,091
129,400	Eisai Co Ltd	5,894,686
62,500	Fanuc Ltd	5,575,652
657,000	Fuji Heavy Industries Ltd (a)	3,904,143
1,354,700	Honda Motor Co Ltd	89,328,037
392,100	Hoya Corp	15,030,320
208,000	Ibiden Co Ltd	10,492,296
673	Inpex Holdings Inc *	5,955,911
976,000	Itochu Corp	8,312,473
941,000	Japan Steel Works Ltd (The) (a)	6,528,094
235,600	Japan Synthetic Rubber Co Ltd	6,208,967
949	Japan Tobacco Inc	3,389,572
299,000	JGC Corp	4,471,245

3

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

157,000	Kansai Electric Power Co Inc	3,741,179
2,670,000	Kawasaki Heavy Industries Ltd (a)	8,971,212
616,000	Kawasaki Kisen Kaisha Ltd (a)	3,862,246
3,289	KK DaVinci Advisors *	3,531,905
1,572,000	Kobe Steel Ltd	5,214,513
463,000	Komatsu Ltd	9,334,767
279,500	Leopalance21 Corp	8,437,507
148,000	Marui Co Ltd	2,570,230
2,564,000	Mazda Motor Corp	15,508,984
470,200	Mitsubishi Corp	9,991,830
644,000	Mitsubishi Estate Co Ltd	12,680,716
509,000	Mitsubishi Gas Chemical Co Inc	6,250,720
469,000	Mitsubishi Rayon Co Ltd	4,093,892
4,489	Mitsubishi Tokyo Financial Group Inc	61,682,074
345,000	Mitsui Fudosan Co Ltd	7,088,258
705,000	Mitsui OSK Lines Ltd (a)	4,972,464
656,000	Mitsui Sumitomo Insurance Co Ltd	8,069,665
1,290,000	Mitsui Trust Holding Inc	15,535,858
232,000	NGK Spark Plug Co Ltd	4,652,843
57,800	Nidec Corp	4,373,749
56,100	Nintendo Co Ltd	9,454,234
175,000	Nippon Electric Glass Co Ltd	3,853,182
1,340,000	Nippon Steel Corp	5,032,600
1,240	Nippon Telegraph & Telephone Corp	6,136,937
451,000	Nissan Chemical Industries Ltd	6,216,358
2,999,800	Nissan Motor Co	36,313,042
155,900	Nitto Denko Corp	12,033,147
395,200	Nomura Holdings Inc	7,781,869
1,332	NTT Data Corp (a)	5,668,916
189,000	Olympus Optical Co Ltd	5,166,077
42,600	ORIX Corp	12,311,780
2,871,000	Osaka Gas Co Ltd	10,040,515
8,793	Resona Holdings Inc	26,625,075
453,000	Ricoh Company Ltd	8,875,588
6,023	SBI Holdings Inc	2,780,233
156,000	Secom Co	7,882,650
36,400	Shimamura Co	4,393,089
171,300	Shin-Etsu Chemical Co Ltd	9,646,462
167,900	Shinko Electric Industries Co Ltd	4,436,190
44,300	SMC Corp	6,192,900
548,300	Softbank Corp (a)	13,399,704
683,000	Sumitomo Chemical Co Ltd	5,888,292
391,000	Sumitomo Corp	5,111,883
511,000	Sumitomo Metal Mining Co Ltd	6,716,717
155,000	Sumitomo Realty & Development Co Ltd	3,762,833
428,000	Takashimaya Co Ltd	5,741,436
497,100	Takeda Pharmaceutical Co Ltd	32,203,791
167,200	Terumo Corp	5,956,275
333,100	Tohoku Electric Power Co Inc	7,712,830
1,166,000	Tokyo Gas Co Ltd	5,827,763
722,000	Tokyu Land Corp (a)	5,453,340

4

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

855,000	TonenGeneral Sekiyu KK (a)	9,000,933
1,005,300	Toyota Motor Corp	53,795,046
635,000	Urban Corp	7,727,474
155,900	Yamada Denki Co Ltd	16,179,534
		843,242,097
	Netherlands — 4.7%
794,267	ABN Amro Holdings NV	21,942,693
477,655	Aegon NV	7,966,788
88,207	Euronext NV	7,563,446
176,934	Heineken NV	7,073,515
2,033,736	ING Groep NV	79,670,746
914,082	James Hardies Industries NV	5,829,989
726,728	Koninklijke Ahold NV * (a)	5,934,724
44,131	Sbm Offshore NV	4,746,344
158,442	Unilever NV	3,588,878
		144,317,123
	Norway — 2.0%
556,565	Det Norske Oljeselskap (DNO) ASA (a)	5,266,459
418,660	DnB NOR ASA	5,385,834
85,850	Frontline Ltd (a)	2,809,911
509,500	Norsk Hydro ASA (a)	14,353,879
114,450	Orkla ASA	5,651,845
923,800	Statoil ASA (a)	27,127,489
198,400	Yara International ASA (a)	2,709,219
		63,304,636
	Singapore — 0.8%
2,651,000	Capitaland Ltd	6,888,218
942,000	Keppel Corp Ltd	8,071,541
2,531,000	Neptune Orient Lines Ltd	3,070,832
3,812,000	Sembcorp Industrie	7,271,495
23,000	Singapore Press Holdings Ltd	58,093
		25,360,179
	Spain — 2.4%
43,439	Acciona SA	7,015,809
246,150	ACS Actividades de Construccion y Servicios SA	9,818,446
100,418	Banco Bilbao Vizcaya Argentaria SA	2,082,512
96,179	Fomento de Construcciones y Contratas SA	7,389,844
54,123	Grupo Ferrovial SA	4,285,252
258,761	Iberdrola SA	8,303,666
371,813	Inditex SA	14,745,235
168,376	Indra Sistemas SA	3,290,143
78,436	Metrovacesa SA	7,353,670
157,047	Repsol YPF SA	4,387,012
177,178	Sacyr Vallehermoso SA	5,570,689
		74,242,278
	Sweden — 1.8%
211,600	Atlas Copco AB Class A	5,739,542
424,400	Boliden AB	8,219,380

5

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

245,400	Electrolux AB	6,812,223
1,059,000	Nordea AB	12,791,864
200,400	Skandinaviska Enskilda Banken AB Class A	4,777,147
350,000	SKF AB Class B	5,546,241
269,900	Svenska Cellulosa AB (SCA)	11,244,714
		55,131,111
	Switzerland — 5.2%
51,764	Alcon Inc	5,594,653
94,336	Credit Suisse Group	5,455,943
7,394	Geberit AG (Registered)	8,053,061
52,397	Lonza Group AG (Registered)	3,581,086
65,367	Nestle SA (Registered)	19,514,197
539,800	Roche Holding AG (Non Voting)	84,102,661
8,633	Serono SA	5,491,335
6,355	Societe Generale de Surveillance Holding SA (Registered)	6,324,364
69,794	Swiss Reinsurance Co (Registered)	4,909,573
14,089	Syngenta AG *	1,938,331
156,968	UBS AG (Registered)	17,787,654
		162,752,858
	United Kingdom — 18.5%
1,173,767	Anglo American Plc	47,174,015
1,995,111	ARM Holdings Plc	4,359,484
1,787,919	AstraZeneca Plc	94,511,363
443,350	Barclays Plc	5,128,092
485,139	Barratt Developments Plc	8,348,362
870,209	BHP Billiton Plc	16,997,765
2,635,887	BP Plc	31,071,157
326,767	British American Tobacco Plc	8,170,757
595,501	Cadbury Schweppes Plc	5,701,020
173,421	Cairn Energy Plc *	7,135,177
7,077,289	Centrica Plc	36,936,567
1,626,540	Cobham Group Plc	5,160,235
2,077,064	DSG International Plc	7,576,564
327,893	Enterprise Inns Plc	5,725,840
328,441	Gallaher Group Plc	5,068,966
2,019,936	GlaxoSmithKline Plc	55,862,147
461,995	HBOS Plc	7,902,057
286,792	HSBC Holdings Plc	4,980,491
518,774	ICAP Plc	4,787,961
1,238,579	Imperial Tobacco Group Plc	37,931,733
321,141	Ladbrokes Plc	2,382,148
374,806	Man Group Plc	16,402,777
1,033,771	Marks & Spencer Group Plc	10,503,076
403,872	Next Plc	12,287,089
133,172	Reckitt Benckiser Plc	4,900,414
1,193,972	Rentokil Initial Plc	3,240,171
553,987	Rio Tinto Plc	30,740,203
488,993	Royal Bank of Scotland Group	15,776,877
1,071,822	Royal Dutch Shell Group Class A	35,523,288

6

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

705,828	Royal Dutch Shell Plc B Shares	24,343,782
1,195,627	Sage Group Plc	5,182,829
344,968	Unilever Plc	7,721,123
539,121	Wimpey (George) Plc	4,666,222
		574,199,752
	TOTAL COMMON STOCKS (COST $2,536,784,263)	2,974,732,980

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Germany — 0.5%
7,785	Porsche AG (Non Voting) 0.69%	7,527,487
165,280	Volkswagen AG 3.38%	8,299,152
		15,826,639
	TOTAL PREFERRED STOCKS (COST $13,754,793)	15,826,639

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.1%
	France — 0.1%
498,148	Arkema Total SA Rights, Expires 06/26/06 *	1,768,166
	Spain — 0.0%
177,178	Sacyr Vallehermoso Rights, Expires 06/06/06 *	204,332
	TOTAL RIGHTS AND WARRANTS (COST $1,902,074)	1,972,498

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 10.7%
82,600,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	82,600,000
224,616,965	The Boston Global Investment Trust (b)	224,616,965
24,000,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (c) (d)	23,739,864
	TOTAL SHORT-TERM INVESTMENT(S) (COST $330,961,068)	330,956,829
	TOTAL INVESTMENTS — 107.1% (Cost $2,883,402,198)	3,323,488,946
	Other Assets and Liabilities (net) — (7.1%)	(219,354,522)
	TOTAL NET ASSETS — 100.0%	$3,104,134,424

7

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments —  (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$2,883,520,992	$491,029,578	$(51,061,624)	$439,967,954

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	CHF	133,868,306	$110,876,142	$(893,549)
8/25/06	GBP	6,935,183	12,988,960	(39,010)
8/25/06	JPY	15,028,363,057	135,149,289	(1,592,927)
8/25/06	NOK	380,545,227	62,916,885	197,959
8/25/06	SEK	880,463,790	122,672,716	394,516
8/25/06	SGD	11,853,090	7,539,606	(7,518)
				$(1,940,529)
Sales
8/25/06	AUD	94,081,782	$70,680,915	$182,559
8/25/06	CAD	110,744,354	100,767,529	(1,503,452)
8/25/06	DKK	170,217,222	29,404,578	75,308
8/25/06	EUR	25,812,987	33,262,899	122,171
8/25/06	GBP	36,618,925	68,583,878	461,141
8/25/06	HKD	258,372,470	33,354,092	13,495
8/25/06	JPY	441,920,000	3,974,163	115,886
				$(532,892)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
6,921	OMXS 30	June 2006	$91,228,317	$2,940,235
859	TOPIX	June 2006	120,593,540	(5,641,137)
				$(2,700,902)

8

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments —  (Continued)
May 31, 2006 (Unaudited)

Sales
4	CAC40 10	June 2006	$252,103	$5,832
2	DAX	June 2006	365,135	21,873
58	FTSE 100	June 2006	6,210,918	336,198
5	HANG SENG	June 2006	510,148	1,690
1,170	S&P Toronto 60	June 2006	139,677,712	3,818,818
1	S&P/MIB	June 2006	233,599	9,317
2	SPI 200	June 2006	188,351	11,842
				$4,205,570

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund loaned securities having a market value of $213,551,363 collateralized by cash in the amount of $224,616,965, which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 90.5% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%
	Australia — 1.7%
1,121,666	Australia and New Zealand Banking Group Ltd	22,406,255
572,495	Commonwealth Bank of Australia	18,657,395
986,958	General Property Trust Units	3,030,668
497,353	National Australia Bank Ltd	13,211,784
830,172	Promina Group Ltd	3,562,854
375,466	Rio Tinto Ltd	22,118,865
2,398,754	Stockland	12,194,375
3,779,772	Telstra Corp Ltd	10,581,735
828,068	Woolworths Ltd	11,627,304
		117,391,235
	Austria — 1.0%
72,291	Austrian Airlines *	622,999
61,096	Boehler Uddeholm (Bearer)	12,711,776
64,243	Flughafen Wien AG (a)	4,734,782
26,753	Generali Holding Vienna AG (a)	1,731,665
444,558	OMV AG	25,880,697
126,213	RHI AG * (a)	3,963,841
132,648	Voestalpine AG (a)	18,832,175
		68,477,935
	Belgium — 1.8%
23,203	Colruyt SA	3,573,852
84,992	Delhaize Group	5,457,820
1,337,827	Dexia	32,827,825
1,653,958	Fortis (a)	60,377,584
260,067	UCB SA	13,594,028
38,820	Umicore	5,614,570
		121,445,679
	Canada — 2.1%
171,200	Alcan Inc	8,866,963
228,100	BCE Inc	5,498,007
360,800	Canadian Imperial Bank of Commerce	26,410,626
653,000	Canadian Natural Resources	34,384,022
75,400	Magna International Inc Class A	5,791,049
255,100	National Bank of Canada	14,198,984
83,500	Nexen Inc	4,643,100
695,100	Petro-Canada	31,565,049
21,400	Quebecor Inc Class B	524,169
189,200	Royal Bank of Canada	7,729,460
		139,611,429
	Denmark — 0.2%
331,200	Danske Bank A/S	12,649,493
	Finland — 2.7%
993,600	Fortum Oyj	24,736,220
303,000	Kesko Oyj Class B (a)	11,971,272
259,700	Metso Oyj	9,253,801

1

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,705,750	Nokia Oyj	58,028,964
346,600	Outokumpu Oyj	7,824,562
596,154	Rautaruukki Oyj	17,914,952
1,970,300	Sampo Oyj Class A	37,926,176
38,760	Stockmann Oyj AB Class A	1,637,116
38,200	Wartsila Oyj Class A	1,476,801
46,100	Wartsila Oyj Class B	1,803,561
265,900	YIT Oyj	6,754,552
		179,327,977
	France — 10.1%
1,099,329	Arcelor	46,954,550
23,682	Assurances Generales de France	2,868,133
466,956	Axa (a)	16,250,430
1,685,141	BNP Paribas (a)	157,220,010
35,055	Bongrain SA	2,404,670
217,998	Carrefour SA	12,657,965
117,700	Casino Guichard-Perrachon SA (a)	9,011,738
330,057	Cie de Saint-Gobain (a)	23,129,387
462,526	Credit Agricole SA (a)	17,272,971
104,914	European Aeronautic Defense and Space Co	3,740,798
5,686	Fromageries Bel Vache qui Rit	1,071,242
198,717	Michelin SA Class B	13,011,898
700,080	Peugeot SA (a)	44,538,711
462,416	Renault SA (a)	53,220,982
154,020	Schneider Electric SA	15,988,786
2,195,749	SCOR SA (a)	5,211,973
315,849	Societe Generale (a)	48,707,829
3,129,832	Total SA (a)	203,009,674
		676,271,747
	Germany — 8.1%
66,893	Aareal Bank AG * (a)	2,866,006
48,325	Adidas-Salomon AG	9,594,575
240,580	Allianz AG (Registered)	37,340,566
276,686	Altana AG	16,453,319
116,288	Bankgesellschaft Berlin AG *	648,990
904,607	Bayerische Motoren Werke AG	46,649,140
599,228	Commerzbank AG	22,535,191
865,538	DaimlerChrysler AG (Registered)	45,494,522
1,039,157	Depfa Bank Plc	16,891,971
542,663	Deutsche Bank AG (Registered) (a)	62,360,774
68,611	Deutsche Postbank AG (a)	4,813,553
522,119	E. On AG	60,481,513
41,966	Hypo Real Estate Holding AG	2,649,285
118,371	MAN AG	8,534,172
87,101	Merck KGaA	8,905,136
1,009	Mobilcom AG *	21,058
324,121	Muenchener Rueckversicherungs AG (Registered)	43,825,022
143,147	Salzgitter AG (a)	12,476,536
238,114	Schering AG	25,972,455
267,135	Suedzucker AG (a)	6,595,054

2

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,422,557	ThyssenKrupp AG	48,816,495
883,656	TUI AG (a)	17,967,490
617,057	Volkswagen AG (a)	43,698,810
		545,591,633
	Hong Kong — 0.8%
302,000	Cheung Kong Holdings Ltd	3,259,286
2,904,098	CLP Holdings Ltd	16,649,530
218,000	Guoco Group	2,498,430
1,499,511	Hang Lung Group Co Ltd	3,459,503
687,500	Hong Kong Aircraft Engineering Co Ltd	7,086,388
3,605,469	Hong Kong Electric Holdings Ltd	15,877,578
561,700	Hong Kong Ferry Co Ltd	621,616
162	Jardine Matheson Holdings Ltd	2,969
83,411	Jardine Strategic Holdings Ltd	968,619
26,862	Mandarin Oriental International Ltd	29,629
1,560,400	Yue Yuen Industrial Holdings	4,265,790
		54,719,338
	Ireland — 0.5%
221,284	Bank of Ireland	3,869,170
901,538	CRH Plc	30,357,386
		34,226,556
	Italy — 3.2%
4,153,158	Banca Monte dei Paschi di Siena SPA (a)	24,217,109
243,269	Banca Popolare di Verona	6,659,909
4,614,857	ENI SPA	139,153,593
1,158,482	Fiat SPA * (a)	15,537,001
185,747	Fiat SPA-Di RISP *	2,273,674
83,051	Fondiaria-Sai SPA	3,247,326
256,425	Fondiaria-Sai SPA-Di RISP	7,381,683
588,000	Grassetto SPA * (b) (c)	7,535
317,390	Italcementi SPA-Di RISP	5,077,246
24,342	Italmobiliare SPA	2,059,519
607,433	Milano Assicurazioni SPA	4,621,151
96,800	Natuzzi SPA ADR *	692,120
491,236	SMI (Societa Metallurgica Italy) *	222,266
		211,150,132
	Japan — 26.2%
135,130	Acom Co Ltd	8,001,827
216,100	Aeon Co Ltd	4,628,056
160,900	Aisin Seiki Co Ltd	5,534,422
202,000	Asics Corp	2,192,191
122,100	Autobacs Seven Co Ltd	5,299,917
1,419,300	Chubu Electric Power Co Inc	39,108,776
102,900	Chugoku Electric Power Co Inc (a)	2,203,346
797,000	Cosmo Oil Co Ltd (a)	3,854,964
928,000	Daido Steel Co Ltd	7,736,241
464,150	Daiei Inc * (a)	10,550,055
974,280	Daiichi Sankyo Co Ltd	26,628,484

3

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,671,000	Daikyo Inc * (a)	7,747,283
371,000	Daiwa Kosho Lease Co Ltd	2,447,922
1,478,000	Daiwa Securities Group Inc	18,349,081
125,000	Denso Corp	4,370,383
433	East Japan Railway Co	3,098,757
574,800	Eisai Co Ltd	26,184,432
1,027,000	Fuji Electric Holdings Co Ltd	5,499,220
3,206,000	Fuji Heavy Industries Ltd (a)	19,051,269
747,000	Fujikura Ltd	8,442,469
419,000	Fujitsu Ltd	3,108,136
106,000	Furukawa Electric Co Ltd	679,408
5,789,000	Haseko Corp * (a)	20,116,488
110,800	Hitachi Chemical Co Ltd	3,016,770
83,900	Hitachi Construction Machinery	2,042,855
352,100	Hokkaido Electric Power	8,271,727
2,645,700	Honda Motor Co Ltd	174,455,737
2,719,000	Isuzu Motors Ltd (a)	9,517,056
4,738,000	Itochu Corp	40,352,967
307,000	Kandenko Co	2,397,882
867,600	Kansai Electric Power Co Inc	20,674,185
1,064,000	Kao Corp	26,546,849
2,891,000	Kawasaki Heavy Industries Ltd (a)	9,713,773
1,987,000	Kawasaki Kisen Kaisha Ltd (a)	12,458,251
768,000	Keisei Electric Railway Co (a)	4,547,172
2,969,000	Kobe Steel Ltd	9,848,530
968,000	Komatsu Ltd	19,516,316
278,600	Konami Corp	6,512,541
1,511,000	Kubota Corp	14,099,871
887,200	Kyushu Electric Power Co Inc	20,614,869
427,000	Leopalance21 Corp	12,890,217
327,000	Maeda Corp (a)	1,867,408
4,185,000	Marubeni Corp	22,773,625
1,900	Maruichi Steel Tube	42,579
3,014,000	Mazda Motor Corp	18,230,920
2,583,100	Mitsubishi Corp	54,891,312
443,000	Mitsubishi Electric Corp	3,622,034
2,873,000	Mitsubishi Heavy Industries	12,776,328
2,819,000	Mitsubishi Materials Corp (a)	12,696,619
3,739,000	Mitsubishi Motors Corp * (a)	7,346,397
1,343,000	Mitsubishi Rayon Co Ltd	11,723,021
301,000	Mitsubishi Steel Manufacturing Co Ltd (a)	1,631,072
3,836	Mitsubishi Tokyo Financial Group Inc	52,712,135
464,000	Mitsubishi UFJ Securities Corp	6,548,668
1,282,000	Mitsui & Co	18,183,880
224,000	Mitsui Fudosan Co Ltd	4,602,231
2,533,000	Mitsui Trust Holding Inc	30,505,681
3,626	Mizuho Financial Group Inc	29,493,357
54,700	Murata Manufacturing Co Ltd	3,567,297
219,000	Nagase & Co	3,104,913
292,000	NGK Spark Plug Co Ltd	5,856,165
609,000	Nikko Cordial Corp	8,986,036

4

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

67,300	Nintendo Co Ltd	11,341,711
151,000	Nippon Corp	1,364,497
1,692,000	Nippon Light Metal (a)	4,537,355
8,098	Nippon Telegraph & Telephone Corp	40,078,155
1,444,000	Nippon Yusen Kabushiki Kaisha (a)	9,370,987
6,706,600	Nissan Motor Co	81,184,428
1,048,000	Nomura Holdings Inc	20,636,130
10,866	NTT Docomo Inc	17,665,287
162,900	Ono Pharmaceutical Co Ltd	7,977,206
2,386,000	Orient Corp (a)	8,330,698
103,410	ORIX Corp	29,886,413
6,145,000	Osaka Gas Co Ltd	21,490,410
137,050	Promise Co Ltd	8,216,281
12,492	Resona Holdings Inc	37,825,593
1,008,000	Ricoh Company Ltd	19,749,652
3,000	Royal Co Ltd	49,960
101,100	Ryosan Co	2,880,417
12,859	SBI Holdings Inc	5,935,749
686,000	Shimizu Corp	3,982,799
1,065,000	Shinko Securities Co Ltd	5,145,529
546,000	Showa Denko	2,339,299
357,500	Showa Shell Sekiyu KK	4,246,011
1,015,200	Sojitz Corp * (a)	4,537,014
386,000	Sumitomo Chemical Co Ltd	3,327,790
1,455,000	Sumitomo Corp (a)	19,022,481
5,465,000	Sumitomo Metal Industries Ltd	24,503,998
843,000	Sumitomo Trust & Banking Co Ltd	8,110,633
1,621,000	Taiheiyo Cement Co Ltd	6,823,729
644,000	Taisho Pharmaceutical Co Ltd	11,843,354
381,000	Takashimaya Co Ltd	5,110,951
2,912,100	Takeda Pharmaceutical Co Ltd	188,655,523
74,490	Takefuji Corp	4,662,932
868,300	Tohoku Electric Power Co Inc	20,105,224
665,600	Tokyo Electric Power Co Inc	18,285,945
3,569,000	Tokyo Gas Co Ltd	17,838,153
116,300	Tokyo Steel Manufacturing Co	2,590,883
892,000	TonenGeneral Sekiyu KK (a)	9,390,447
574,000	Toray Industries Inc	5,090,175
158,000	Toyo Suisan Kaisha Ltd	2,619,893
66,100	Toyota Industries Corp	2,685,389
1,902,700	Toyota Motor Corp	101,816,208
106,743	Toyota Tsusho Kaisha	2,589,768
184,400	Yamaha Corp Ltd	3,789,233
		1,751,106,663
	Malaysia — 0.0%
751,000	Promet Berhad * (b) (c)	2,068
	Netherlands — 7.5%
5,198,164	ABN Amro Holdings NV	143,606,263
4,215,749	Aegon NV	70,314,303
488,346	Akzo Nobel NV	26,412,918

5

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

168,337	Corio NV	10,170,587
14,788	Gamma Holdings NV	796,473
382,222	Heineken NV	15,280,575
5,231,075	ING Groep NV	204,925,147
255,681	Koninklijke DSM	10,848,931
177,968	Koninklijke Wessanen NV (a)	2,426,456
372,504	OCE NV (a)	5,876,129
127,686	TNT NV	4,700,336
61,825	Wereldhave NV	5,989,304
		501,347,422
	Norway — 0.7%
85,530	Aker ASA (a)	4,566,842
1,114,985	Norsk Hydro ASA (a)	31,411,893
425,200	Statoil ASA (a)	12,486,045
		48,464,780
	Singapore — 0.7%
2,440,000	DBS Group Holdings Ltd	26,862,486
393,000	Fraser & Neave Ltd	4,788,036
254,193	Haw Par Corp Ltd	886,250
551,104	Hotel Properties Ltd	632,556
915,000	Overseas Chinese Town Group	3,657,044
3,241,100	Sembcorp Industrie	6,182,488
1,814,201	Straits Trading Co Ltd	3,157,515
		46,166,375
	Spain — 0.9%
38,036	Fomento de Construcciones y Contratas SA	2,922,469
118,264	Gas Natural SDG SA	3,580,685
624,421	Iberdrola SA	20,037,732
1,244,380	Repsol YPF SA	34,760,999
		61,301,885
	Sweden — 0.8%
428,200	Electrolux AB	11,886,691
302,300	Holmen AB Class B	12,324,589
124,800	Skandinaviska Enskilda Banken AB Class A	2,974,990
193,200	Svenska Cellulosa AB (SCA)	8,049,199
238,200	Svenska Handelsbanken AB Class A	6,368,624
971,300	Tele2 AB Class B (a)	10,212,666
		51,816,759
	Switzerland — 3.0%
5,373	Banque Cantonale Vaudoise	2,003,215
197,815	Credit Suisse Group	11,440,673
42,148	Nestle SA (Registered)	12,582,562
69,855	Swiss Life Holding	16,160,264
290,032	Swiss Reinsurance Co (Registered)	20,401,944
330,224	UBS AG (Registered)	37,421,069
12,415	Valora Holding AG	2,557,923
433,908	Zurich Financial Services AG *	98,122,105
		200,689,755

6

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	United Kingdom — 23.4%
831,195	Alliance & Leicester Plc	18,318,060
366,365	AMEC	2,487,396
802,458	Anglo American Plc	32,251,005
318,997	Arriva Plc	3,216,240
3,491,276	AstraZeneca Plc	184,552,686
2,622,709	Aviva Plc	36,378,360
2,511,608	Barclays Plc	29,050,993
1,346,923	Barratt Developments Plc	23,178,100
1,048,520	BBA Group Plc	4,827,122
259,103	Berkeley Group Holdings Plc *	5,384,738
1,265,525	Boots Group Plc	16,703,848
4,337,308	BP Plc	51,127,070
623,364	Bradford & Bingley Plc	5,481,051
681,492	British American Tobacco Plc	17,040,599
511,082	British Energy Plc (Deferred Shares) * (b) (c)	—
19,363,957	BT Group Plc	85,217,618
1,943,886	Cadbury Schweppes Plc	18,609,763
7,404,830	Centrica Plc	38,646,012
3,395,729	Cobham Group Plc	10,773,027
6,228,832	DSG International Plc	22,721,082
10,129,299	GlaxoSmithKline Plc	280,129,858
723,962	GUS Plc	12,530,101
793,197	Hanson Plc	9,694,447
3,478,729	HBOS Plc	59,500,894
974,275	IMI Plc	9,159,944
947,656	Imperial Chemical Industries Plc	6,345,927
1,194,881	Imperial Tobacco Group Plc	36,593,472
692,580	Inchcape Plc	5,715,325
2,355,235	J Sainsbury Plc	14,071,512
4,427,945	Kingfisher Plc	18,752,975
1,257,072	Ladbrokes Plc	9,324,662
3,650,523	Lloyds TSB Group Plc	34,305,121
142,093	Man Group Plc	6,218,470
896,954	Next Plc	27,288,234
2,824,310	Northern Foods Plc	5,097,017
535,419	Northern Rock Plc	10,280,389
1,184,963	Old Mutual Plc	3,727,189
138,343	Persimmon Plc	3,108,133
1,627,944	Rio Tinto Plc	90,333,039
9,940,572	Royal & Sun Alliance Insurance Group	23,905,345
2,375,012	Royal Bank of Scotland Group	76,627,422
1,344,333	Royal Dutch Shell Group Class A	44,555,092
873,161	Royal Dutch Shell Plc B Shares	30,115,044
181,255	Schroders Plc	3,470,857
673,464	Scottish & Southern Energy Plc	14,243,822
2,079,166	Scottish Power Plc	21,742,888
873,249	Scottish Power Plc (Deferred Shares) *	—
758,229	Smith WH Plc	6,200,497
2,723,728	Taylor Woodrow Plc	17,127,835

7

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,659,256	Tomkins Plc	8,756,518
545,066	United Utilities Plc	6,741,709
18,472,408	Vodafone Group Plc	42,526,340
2,167,366	Wimpey (George) Plc	18,759,076
		1,562,913,924
	TOTAL COMMON STOCKS (COST $5,047,014,259)	6,384,672,785

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.7%
	Germany — 0.4%
23,939	Fresenius Medical Care AG (Non Voting) 1.33% (a)	3,924,020
32,886	Henkel KGaA 1.59%	3,701,592
75,505	RWE AG 3.11%	5,847,881
9,000	Villeroy & Boch AG (Non Voting) 3.15% (a)	141,118
308,783	Volkswagen AG 3.38%	15,504,823
		29,119,434
	Italy — 0.3%
3,390,874	Compagnia Assicuratrice Unipol 4.23%	9,584,781
155,430	Fiat SPA *	1,705,994
275,190	IFI Istituto Finanziario Industries * (a)	5,881,243
		17,172,018
	TOTAL PREFERRED STOCKS (COST $33,929,697)	46,291,452

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
782,458	Arkema Total SA Rights, Expires 06/26/06 * (a)	2,777,318
	TOTAL RIGHTS AND WARRANTS (COST $2,607,133)	2,777,318

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 18.4%
190,400,000	Barclays Time Deposit, 5.06%, due 06/01/06	190,400,000
1,008,372,019	The Boston Global Investment Trust (d)	1,008,372,019
31,750,000	U.S. Treasury Bill, 4.64%, due 08/24/06 (e ) (f)	31,405,862
	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,230,185,096)	1,230,177,881
	TOTAL INVESTMENTS — 114.5% (Cost $6,313,736,185)	7,663,919,436
	Other Assets and Liabilities (net) — (14.5%)	(972,455,089)
	TOTAL NET ASSETS — 100.0%	$6,691,464,347

8

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,318,047,433	$1,388,012,125	$(42,140,122)	$1,345,872,003

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	AUD	6,657,304	$5,001,439	$(12,918)
8/25/06	CAD	2,069,075	1,882,674	28,089
8/25/06	CHF	267,593,932	221,634,110	(1,786,147)
8/25/06	JPY	42,887,745,123	385,687,266	(4,545,873)
8/25/06	NOK	1,550,521,687	256,353,220	806,579
8/25/06	SEK	2,498,307,015	348,082,579	1,119,436
8/25/06	SGD	47,776,510	30,390,055	(30,303)
				$(4,421,137)
Sales
8/25/06	DKK	66,025,048	$11,405,654	$29,211
8/25/06	EUR	337,344,053	434,705,257	968,274
8/25/06	GBP	266,689,292	499,484,509	2,860,547
8/25/06	HKD	432,130,821	55,785,089	22,570
8/25/06	JPY	5,206,120,000	46,818,367	129,837
				$4,010,439

9

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
705	DAX	June 2006	$123,357,699	$(5,352,314)
3	HANG SENG	June 2006	304,560	(1,529)
3	IBEX 35	June 2006	441,291	4,859
1,380	MSCI Singapore	June 2006	48,391,399	(1,324,787)
20	OMXS 30	June 2006	272,125	8,497
3	S&P/MIB	June 2006	705,361	4,563
2,004	TOPIX	June 2006	274,117,846	(7,220,285)
				$(13,880,996)
Sales
3	CAC 40	June 2006	$189,077	$4,373
1,693	FTSE 100	June 2006	181,294,548	8,109,796
966	S&P Toronto 60	June 2006	115,323,650	3,391,053
32	SPI 200	June 2006	3,013,613	6,720
				$11,511,942

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $888,623,975 collateralized by cash in the amount of $1,008,372,019 which was invested in a short-term instrument.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security has been segregated to cover margin requirements on open financial futures requirements.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 93.9% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

10

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Currency Abbreviation:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Australia — 3.3%
94,063	Australian Stock Exchange Ltd (a)	2,166,557
61,009	Bendigo Bank Ltd	583,037
390,066	Boral Ltd	2,676,235
16,305	Cochlear Ltd	604,766
1,285,421	Commonwealth Property Office Fund	1,293,672
939,440	CSR Ltd	2,537,438
2,895,911	DB RREEF Trust	3,214,293
193,932	Downer Edi Ltd	1,238,994
1,836,163	Investa Property Group	2,810,258
906,845	Mirvac Group Ltd	2,925,620
704,011	Oxiana Ltd	1,557,208
392,322	Promina Group Ltd	1,683,730
52,474	Ramsay Health Care Ltd	395,657
62,826	Record Investments Ltd	480,924
52,231	SFE Corp NPV	615,179
196,323	Worleyparsons Ltd	3,391,807
306,183	Zinifex Ltd	2,716,252
		30,891,627
	Austria — 1.1%
76,675	Austrian Airlines * (a)	660,780
4,540	Boehler Uddeholm (Bearer)	944,603
35,820	Flughafen Wien AG (a)	2,639,974
9,616	Mayr-Melnhof Karton AG (Bearer) (a)	1,589,974
63,248	RHI AG * (a)	1,986,364
14,465	Voestalpine AG	2,053,611
		9,875,306
	Belgium — 1.1%
25,508	CMB Cie Maritime Belge	664,574
4,721	Cofinimmo SA	795,677
28,089	Euronav SA	727,056
52,346	Option NV * (a)	1,257,792
50,136	Tessenderlo Chemie	1,733,850
36,623	Umicore	5,296,816
		10,475,765
	Brazil — 0.2%
44,600	Companhia de Concessoes Rodoviarias	332,692
3,945,916	Companhia Saneamento Basico SAO PA	346,729
18,093,400	Electrobras (Centro)	336,439
1,132	Itausa-Investimentos Itau SA	4,303
19,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,257,451
		2,277,614
	Canada — 4.8%
36,000	ARC Energy Trust	923,286
40,700	Baytex Trust	886,791
82,300	Biovail Corp	2,027,800

1

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

14,800	Canadian Pacific Railway Ltd	760,490
61,600	Canadian Utilities Class A	2,306,854
39,200	Duvernay Oil Corp *	1,535,971
86,600	Ensign Resource Service Group	2,006,384
61,100	First Quantum Minerals Ltd	3,031,425
56,700	Gammon Lake Resources *	725,801
27,900	Gildan Activewear Inc Class A *	1,165,138
24,000	Glamis Gold Ltd *	931,457
64,000	GMP Capital Trust	1,461,280
16,500	ING Canada Inc	841,103
54,100	Inmet Mining Corp	2,000,448
9,000	IPSO Inc	844,113
31,500	Methanex Corp	736,382
64,366	Onex Corp	1,270,958
91,800	Opti CDA Inc *	1,907,673
45,400	Paramount Energy Trust	788,472
17,600	Paramount Resources Ltd *	617,398
174,971	Quebecor Inc Class B	4,285,717
126,456	Quebecor World Inc	1,262,838
20,500	Ritchie Brothers Auctioneers	1,204,317
73,900	Russel Metals Inc	1,675,916
47,004	Sobeys Inc	1,670,637
57,100	Total Energy Trust Ltd	926,871
141,800	Trican Well Service Ltd *	3,480,955
18,300	TSX Group Inc	744,294
21,600	Vermilion Trust	648,490
37,800	Western Oil Sands Inc Class A *	1,056,272
93,700	Yamana Gold Inc *	968,049
		44,693,580
	China — 0.7%
554,000	Aluminum Corp of China Ltd	444,397
820,000	Bank of Communications Co Ltd	509,754
902,000	China Life Insurance Co Ltd Class H	1,344,074
3,390,992	China Petroleum & Chemical Corp Class H	2,036,243
576,000	China Shenhua Energy Co Ltd Class H	980,612
24,000	China Telecom Corp Ltd ADR (a)	781,920
115,500	China Telecom Corp Ltd Class H	37,467
1,108,000	Denway Motors Ltd	390,525
		6,524,992
	Denmark — 0.4%
10,547	Danske Bank A/S	1,734,289
10,700	Topdanmark A/S *	1,477,211
		3,211,500
	Finland — 1.9%
93,502	Amer Group Class A	1,926,577
25,160	Cargotec Corp Class B	1,150,185
58,176	Elcoteq Network Corp (a)	1,224,288
85,003	Kemira Oyj (a)	1,407,185
110,779	Kesko Oyj Class B	4,376,784

2

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

204,629	OKO Bank	3,046,689
37,400	Outokumpu Oyj	844,312
4,739	Rautaruukki Oyj	142,411
117,200	YIT Oyj	2,977,185
		17,095,616
	France — 3.5%
40,643	Air France	875,615
13,217	Bourbon SA	1,493,789
36,052	Cap Gemini SA (a)	1,979,668
21,468	Casino Guichard-Perrachon SA (a)	1,643,704
17,816	Dassault Systemes SA	929,016
11,997	Groupe Steria SCA (a)	679,463
8,735	Iliad SA *	751,115
72,773	Michelin SA Class B (a)	4,765,143
25,980	Nexans SA (a)	2,011,815
155,406	Publicis Groupe	6,283,935
32,871	Remy Cointreau SA	1,757,916
862,789	SCOR SA (a)	2,047,972
37,184	Soitec *	1,090,867
33,768	Technip SA	2,026,457
877	Vallourec SA	1,100,993
59,821	Zodiac SA	3,324,212
		32,761,680
	Germany — 8.0%
29,562	Aareal Bank AG *	1,266,574
48,727	Altana AG	2,897,584
29,514	Balda AG (a)	363,621
52,918	Bankgesellschaft Berlin AG *	295,329
48,270	Bilfinger & Berger AG	2,953,848
404,305	Depfa Bank Plc	6,572,162
4,281	Deutsche Wohnen Accept *	1,314,367
114,593	Hannover Rueckversicherungs AG (Registered) (a)	4,189,359
37,132	Hochtief AG	2,171,466
11,293	Hypo Real Estate Holding AG	712,919
18,691	IKB Deutsche Industriebank AG	666,927
69,718	IWKA AG (a)	1,887,254
156,921	KarstadtQuelle AG * (a)	4,404,244
40,319	Lanxess AG *	1,628,065
7,467	MAN AG	538,347
71,712	Merck KGaA	7,331,777
38,804	Mobilcom AG * (a)	809,846
26,772	Norddeutsche Affinerie AG (a)	694,569
3,819	Puma AG Rudolf Dassler Sport	1,403,771
38,988	Rheinmetall AG (a)	2,890,661
26,182	Rhoen-Klinikum AG	1,154,875
133,362	Salzgitter AG (a)	11,623,686
19,739	Software AG (a)	1,021,819
6,850	Solarworld AG (a)	1,920,616
223,778	Suedzucker AG	5,524,652

3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

335,528	TUI AG (a)	6,822,333
25,229	United Internet AG (Registered)	1,418,349
		74,479,020
	Greece — 0.1%
140,813	Hellenic Technodomiki Tev SA	1,323,836
	Hong Kong — 0.8%
291,500	Asia Satellite Telecommunications Holdings Ltd	493,123
286,400	Dah Sing Financial Services	2,324,333
998,000	First Pacific Co	408,910
89,000	Guoco Group	1,020,001
925,000	Hang Lung Group Co Ltd	2,134,056
242,000	Orient Overseas International Ltd	900,373
		7,280,796
	Indonesia — 0.0%
343,315	Astra International Tbk PT	364,834
	Ireland — 1.6%
1,692,479	Blackrock International *	780,747
126,599	C&C Group Plc	1,087,355
356,600	DCC Plc	8,371,273
1,692,479	Fyffes Plc	3,116,700
67,400	Kerry Group Plc	1,511,161
		14,867,236
	Israel — 0.2%
145,100	Bank Hapoalim B.M.	674,685
128,800	Bank Leumi Le	483,181
27,800	Check Point Software Technologies Ltd *	537,096
		1,694,962
	Italy — 3.0%
1,787,653	AEM SPA (a)	4,091,417
64,848	Azimut Holding SPA	704,490
193,764	Banca Popolare di Lodi * (a)	1,919,772
52,997	Benetton Group SPA	789,716
117,221	Buzzi Unicem SPA (a)	2,697,552
143,782	Cementir SPA	1,052,060
86,211	ERG SPA (a)	2,141,365
13,288	Fondiaria - Sai SPA - Di RISP	382,520
102,000	Fornara & Co SPA * (b)	—
213,400	Grassetto SPA *	2,734
100,049	IFIL SPA	554,105
497,335	Impregilo SPA *	1,918,164
30,076	Italcementi SPA (a)	730,749
324,642	Italcementi SPA - Di RISP	5,193,256
35,710	Italmobiliare SPA - RNC	2,376,785
277,957	Milano Assicurazioni SPA	2,114,606
129,387	Risanamento SPA *	828,883
6,953	Tod’s SPA	519,159
		28,017,333

4

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Japan — 23.9%
159,300	Aderans Co Ltd	4,421,409
39,000	Alfresa Holdings Corp (a)	2,462,814
82,000	Alps Electric Co Ltd	1,076,428
59,000	Amano Corp (a)	926,240
90,900	AOC Holdings Inc	1,593,601
600	Aoyama Trading Co Ltd	19,195
35,600	ARRK Corp	1,068,529
39,000	Asahi Denka Co Ltd	549,268
150,000	Asics Corp	1,627,865
33,800	Autobacs Seven Co Ltd	1,467,135
39,000	Avex Group Holding Inc	1,035,131
127,000	Bosch Automotive Systems Corp (a)	657,128
112,000	Brother Industries Ltd	1,099,703
212,000	Calsonic Kansei Corp	1,509,869
128,000	Central Glass Co Ltd	754,828
68,000	Chiba Kogyo Bank Ltd *	1,319,374
1,000	Chudenko Corp	16,734
70,000	CKD Corporation (a)	1,129,831
78,900	Coca-Cola West Japan Co Ltd	1,842,324
507,000	Cosmo Oil Co Ltd	2,452,279
310	Creed Corp	1,348,542
44,000	Daido Steel Co Ltd	366,805
152,600	Daiei Inc * (a)	3,468,574
17,000	Daiichikosho Co Ltd	433,487
590,000	Daikyo Inc *	2,735,426
34,000	Daimaru Inc (The)	458,899
167,000	Daio Paper Corp (a)	1,689,772
12,900	Disco Corp	741,409
76,000	Dowa Mining Co	685,318
35,000	Edion Corp	759,417
24,000	Exedy Corp	810,551
59,000	Fujikura Ltd	666,808
281,000	Furakawa Co Ltd	609,477
100,200	Futaba Industrial Co Ltd (a)	2,450,200
201,000	Godo Steel	1,216,429
57,100	H.I.S. Co Ltd (a)	1,569,354
4,000	Hakuhodo Dy Holdings Inc	315,407
82,000	Hankyu Department Stores Inc (a)	702,031
225,000	Hanwa Co Ltd	940,018
1,770,400	Haseko Corp * (a)	6,152,052
215,000	Heiwa Real Estate Co Ltd	1,366,876
27,000	Hisamitsu Pharmaceutical Co Inc	842,879
1,685,000	Hitachi Zosen Corp * (a)	2,332,280
21,900	Horiba Ltd (a)	712,280
129,700	Hosiden Corp (a)	1,499,815
326	Idu Co * (a)	932,579
51,000	Intec Corp	800,738
9,819	Invoice Inc (a)	303,222
55,000	Ito En Ltd (a)	1,795,033
625,000	Iwatani International Corp (a)	2,140,584

5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

15,000	Izumi Co Ltd (a)	545,264
257,000	JACCS Co Ltd	2,719,202
54,000	Japan Securities Finance Co	682,208
385,000	Japan Steel Works Ltd (The) (a)	2,670,899
219,000	Juki Corp	1,016,583
43,000	Kaga Electronics Co Ltd	911,757
58,000	Kanto Tsukuba Bank Ltd * (a)	674,713
328,000	Kawasaki Kisen Kaisha Ltd (a)	2,056,520
252,000	Kayaba Industry Co (a)	999,170
300	Kenedix Inc	1,472,098
400,000	Kiyo Holdings Inc *	892,088
1,018	KK DaVinci Advisors * (a)	1,093,183
51,000	Kohnan Shoji Co Ltd (a)	730,037
107,000	Koito Manufacturing Co Ltd	1,680,798
85,000	Kojima Co Ltd (a)	1,061,611
127,200	Konami Corp	2,973,422
475,000	Kurabo Industries Ltd	1,477,260
209,000	Kyokuyo Co Ltd (a)	537,495
104,000	Kyudenko Corp (a)	630,673
27,400	Lintec Corp	727,284
365,000	Maeda Corp (a)	2,084,415
90,000	Makino Milling Machine Co Ltd	1,101,582
287,000	Maruha Group Inc (a)	826,029
90,000	Marusan Securities Co Ltd (a)	1,335,786
110,000	Matsuzakaya Co Ltd (a)	820,671
66,100	Mediceo Paltac Holdings Co Ltd (a)	1,266,392
58,000	Mitsubishi Rayon Co Ltd	506,281
176,000	Mitsubishi Steel Manufacturing Co Ltd (a)	953,716
251,000	Mizuho Investors Securities (a)	717,588
96,000	Nachi Fujikoshi Co	541,401
250,000	Nagase & Co	3,544,421
205,000	Nichiro Corp (a)	450,924
64,000	Nidec Sankyo Corp (a)	855,374
15,000	Nihon Dempa Kogyo Co Ltd	533,530
200,000	Nippon Carbon	633,342
191,000	Nippon Corp	1,725,953
1,426,000	Nippon Light Metal (a)	3,824,035
193,000	Nippon Soda Co Ltd *	1,025,436
22,000	Nippon System Development Co Ltd	712,923
61,000	Nipro Corp	1,141,646
337,000	Nishimatsu Construction (a)	1,343,038
55,000	Nishimatsuya Chain Co Ltd	1,026,905
217,000	Nissan Chemical Industries Ltd	2,991,019
353,000	Nissan Diesel Motor Co (a)	1,753,362
460,000	Nissan Shatai Co Ltd	3,101,085
190,000	Nisshin Seifun Group Inc	2,054,728
1,371,000	Nissin Company Ltd (a)	1,158,643
36,000	Nissin Kogyo Co Ltd	651,737
97,000	NOF Corp	560,837
178,000	Okasan Securities Co Ltd (a)	1,921,590
14,000	Okinawa Electric Power Co	896,314

6

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

61,000	Okuma Corp	727,695
484,000	Orient Corp (a)	1,689,882
369	Pacific Management Corp	783,932
26,000	Park24 Co Ltd (a)	877,104
900,000	Penta Ocean Construction Co Ltd * (a)	1,217,476
16,910	Point Inc	1,032,027
144,900	Q.P. Corp	1,362,471
402	Round One Corp	1,696,207
159,000	Ryobi Ltd	1,128,092
11,800	Ryohin Keikaku Co Ltd	1,015,849
121,600	Ryosan Co	3,464,477
4,000	Sanden Corp	20,102
67,000	Sanki Engineering	513,224
458,000	Sankyo-Tateyama Holdings Inc (a)	1,026,987
548,000	Sankyu Inc (a)	2,947,032
145,000	Sanyo Securities Co Ltd * (b)	1,288
96,000	Sanyo Shokai Ltd	740,381
220,000	Seino Holdings Co Ltd	2,309,211
70,100	Shinko Electric Industries Co Ltd	1,852,155
41,000	Showa Corp	761,440
118,290	Sojitz Corp * (a)	528,648
41,000	Star Micronics Co Ltd	808,047
42,000	Sugi Pharmacy Co Ltd (a)	861,654
1,131,000	Sumitomo Light Metal Industry (a)	3,018,856
239,000	Sumitomo Warehouse (a)	1,672,667
110,100	Suzuken Co Ltd	4,547,254
388	Take And Give Needs Co Ltd	514,904
53,000	Tamura Taiko Holdings Inc	288,837
142,000	Tanabe Seiyaku Co Ltd	1,734,392
398,000	TOA Corp (a)	572,560
1,420,000	Toho Gas Co Ltd	6,101,507
175,000	Toho Zinc Co Ltd (a)	1,438,312
29,300	Tokyo Seimitsu Co Ltd	1,620,451
71,100	Tokyo Steel Manufacturing Co	1,583,936
243,000	Tokyo Tatemono Co Ltd	2,587,880
54,000	Tokyo Tomin Bank Ltd (a)	2,184,159
192,000	Topy Industries Ltd	761,281
159,000	Toshiba Machine Co Ltd	1,799,612
331,000	Toyo Construction Co *	355,147
236,000	Toyo Engineering (a)	1,476,083
281,000	Toyo Kanetsu KK (a)	760,460
43,000	Toyo Suisan Kaisha Ltd	713,009
995,000	Toyo Tire & Rubber Co Ltd	4,536,303
38,200	Trans Cosmos Inc (a)	804,670
171,000	Tsumura & Co (a)	5,108,992
118,000	Uchida Yoko Co Ltd (a)	740,983
18,000	Ulvac Inc	774,810
12,000	Union Tool Co	689,028
383,000	Unitika Ltd	670,276
120,000	Urban Corp	1,460,310
123,000	Venture Link Co Ltd * (a)	459,996

7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

31,000	Xebio Co (a)	1,106,730
113,200	Yamato Kogyo Co	2,507,726
152,000	Yaskawa Electric Corp (a)	1,660,616
706,000	Yokohama Rubber Co	3,300,676
96,000	Zeon Corp	1,296,554
		221,703,273
	Malaysia — 0.1%
208,800	Maxis Communications Berhad	509,274
357,000	Promet Berhad * (b)	983
312,000	Rekapacific Berhad * (b)	859
		511,116
	Mexico — 0.6%
171,000	Carso Global Telecom Class A *	349,749
136,000	Controladora Comercial Mexicana SA de CV	212,818
104,000	Fomento Economico Mexicano SA de CV	892,385
196,000	Grupo Financiero Banorte SA de CV	468,444
283,100	Grupo Mexico SA Class B	803,652
104,000	Grupo Modelo SA de CV Class C	371,330
211,000	Grupo Televisa SA (Participating Certificates)	768,254
63,000	Telefonos de Mexico SA de CV Class L ADR	1,246,770
		5,113,402
	Netherlands — 5.0%
48,275	Boskalis Westminster NV	3,337,875
308,280	Buhrmann NV (a)	4,788,514
24,502	Core Laboratories NV	1,384,363
28,550	Corio NV	1,724,934
151,067	CSM	4,359,902
56,022	Euronext NV (a)	4,803,693
394,089	Hagemeyer NV * (a)	1,947,376
30,644	Heineken Holding NV	1,067,711
27,549	Hunter Douglas NV	1,953,796
39,702	Imtech NV	1,948,866
35,735	Koninklijke Wessanen NV	487,219
25,157	Nutreco Holding NV	1,523,127
194,591	OCE NV (a)	3,069,610
31,623	Ordina NV	670,748
16,911	Randstad Holdings NV	1,040,848
10,722	Sbm Offshore NV	1,153,164
28,706	Stork NV	1,569,299
9,866	United Services Group NV	765,702
18,491	Univar NV	855,364
91,146	Van der Moolen Holding NV (a)	665,285
66,752	Van Ommeren Vopak NV	2,364,737
20,051	Vastned NV	1,494,711
33,851	Wereldhave NV	3,279,320
		46,256,164

8

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Philippines — 0.1%
179,520	Bank of the Philippine Islands	178,675
12,882	Philippine Long Distance Telephone	484,764
		663,439
	Poland — 0.2%
18,700	KGHM Polska Miedz SA	598,643
47,300	Polski Koncern Naftowy Orlen SA	831,361
90,200	Telekomunikacja Polska SA	566,806
		1,996,810
	Portugal — 0.1%
152,556	Banco BPI SA	1,119,075
	Russia — 0.2%
34,300	Mobile Telesystems ADR	1,029,000
6,500	Tatneft ADR (a)	571,285
6,800	Vimpel-Communications ADR *	284,648
		1,884,933
	Singapore — 1.9%
300,000	Ascendas Real Estate Investment Trust	383,672
386,000	Asia Food & Properties Ltd	177,616
1,986,000	Cosco Corp	1,603,039
2,393,000	GES International Ltd	1,314,532
740,000	Hyflux Ltd	1,127,728
713,000	Keppel Land Ltd	1,825,074
214,200	K-Reit Asia *	196,719
258,000	Marco Polo Developments Ltd	235,899
1,235,350	MobileOne Ltd	1,600,005
458,000	Noble Group Ltd	293,421
8,202,100	Pacific Century Region Developments Ltd *	1,513,299
1,279,000	Parkway Holdings Ltd	1,921,275
254,000	Singapore Exchange Ltd	624,282
444,000	Singapore Petroleum Co	1,390,339
2,477,000	Want Want Holdings Ltd	3,306,052
		17,512,952
	South Africa — 1.0%
40,840	ABSA Group Ltd	674,168
27,600	Bidvest Group Ltd	409,451
227,700	FirstRand Ltd	600,712
29,900	Gold Fields Ltd	652,425
8,790	Impala Platinum Holdings Ltd	1,478,876
16,900	Imperial Holdings Ltd *	361,408
112,100	MTN Group Ltd	926,931
27,138	Nedcor Ltd	464,331
43,300	Remgro Ltd	862,010
260,550	Sanlam Ltd	592,787
53,300	Standard Bank Group Ltd	618,339
40,400	Telkom SA Ltd	859,101
15,404	Tiger Brands Ltd	349,304
		8,849,843

9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	South Korea — 2.1%
25,100	Daewoo Engineering & Construction Co Ltd	364,925
28,634	Hana Financial Group Inc	1,292,508
16,300	Hanjin Shipping	394,363
32,400	Hynix Semiconductor Inc *	1,086,691
11,280	Hyundai Development Co	567,943
10,500	Hyundai Mobis	826,149
18,200	Hyundai Motor Co	1,406,137
29,800	KIA Motors Corp	507,508
40,500	KT Corp ADR	893,025
14,800	KT Freetel Co Ltd	528,066
20,400	KT&G Corp	1,198,185
5,700	LG Cable & Machinery Ltd	193,715
9,600	LG Chemicals Ltd	388,287
68,100	LG Corp	2,198,616
12,600	LG Electronics Inc	913,142
7,700	Samsung SDI Co Ltd	646,599
37,700	Shinhan Financial Group Co Ltd	1,726,770
1,900	Shinsegae Co Ltd	873,038
26,100	SK Corp	1,755,040
1,500	SK Telecom Co Ltd	355,549
38,380	SK Telecom Co Ltd ADR	1,001,718
25,900	Woori Finance Holdings Co Ltd	528,550
		19,646,524
	Spain — 1.2%
78,622	Aguas de Barcelona SA Class A	2,194,142
48,556	Corp Financiera Alba	2,517,071
29,949	Fomento de Construcciones y Contratas SA	2,301,110
8,419	Inmobiliaria Colonia SA	585,066
16,360	Metrovacesa SA	1,533,811
65,362	Sacyr Vallehermoso SA	2,055,060
		11,186,260
	Sweden — 3.3%
79,400	Alfa Laval AB	2,417,761
204,800	Boliden AB	3,966,374
60,800	D Carnegie AB	1,224,738
126,655	Getinge AB	2,062,451
69,838	Holmen AB Class B	2,847,253
323,917	Kinnevik Investment AB (a)	4,005,596
71,700	Kungsleden AB	761,067
44,019	Lundbergforetagen AB Class B	2,191,532
81,600	NCC Class B	1,892,523
47,400	OMX AB	814,633
88,220	SSAB Swedish Steel Class A	5,031,860
32,900	SSAB Swedish Steel Class B	1,730,899
156,800	Tele2 AB Class B (a)	1,648,663
		30,595,350

10

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Switzerland — 2.0%
23,425	Baloise Holding Ltd	1,742,910
9,455	Charles Voegele Holding AG *	753,136
180,623	Converium Holding AG	2,152,045
2,652	Fischer (George) AG (Registered) *	1,200,948
3,446	Forbo Holdings AG (Registered) *	900,841
2,358	Geberit AG (Registered)	2,568,179
4,820	Helvetia Patria Holding (Registered)	1,253,346
338	Jelmoli Holding AG (Bearer)	598,239
190	Jelmoli Holding AG (Registered)	68,544
19,132	Logitech International SA *	776,817
32	Motor-Columbus (Bearer)	173,823
784	Movenpick Holdings (Bearer) *	207,220
32,864	Phonak Holding AG (Registered)	1,890,146
13,951	Valora Holding AG	2,874,393
26,424	Vontobel Holdings AG	960,523
		18,121,110
	Taiwan — 1.8%
322,857	Acer Inc	526,592
352,770	Asustek Computer Inc	828,986
608,630	AU Optronics Corp	888,714
457,000	Cathay Financial Holding Co Ltd	1,000,354
533,000	Chi Mei Optoelectronics Corp	626,519
1,264,000	China Development Financial Holding Corp *	473,502
1,177,000	Chunghwa Picture Tubes Ltd	299,576
433,000	Chunghwa Telecom Co Ltd	812,284
635,818	Compal Electronics Inc	647,677
233,546	Delta Electronics Inc	649,976
564,130	Far Eastern Textile Co Ltd	433,692
288,000	Far Eastone Telecommunications Co Ltd	355,967
489,316	Formosa Chemicals & Fibre Co	761,674
777,941	Formosa Plastics Corp	1,166,768
596,000	Fubon Financial Holding Co Ltd	524,221
45,920	High Tech Computer Corp	1,352,256
312,884	Inventec Co Ltd	211,807
432,640	Lite-On Technology Corp	673,430
1,548,000	Mega Financial Holdings Co Ltd	1,103,398
417,000	Nan Ya Plastics Corp	592,104
876,000	Powerchip Semiconductor Corp *	592,773
365,550	Quanta Computer Inc	547,416
369,000	Siliconware Precision Industries Co	463,276
796,144	Taishin Financial Holdings Co Ltd	515,099
453,000	Taiwan Cellular Corp	451,807
		16,499,868
	Thailand — 0.2%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	130,141
216,000	Kasikornbank Pcl NVDR (c)	351,825

11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

74,000	PTT Exploration & Production Pcl (Foreign Registered) (c)	213,452
127,000	PTT Pcl (Foreign Registered) (c)	804,621
		1,500,039
	Turkey — 0.1%
64,401	Akbank TAS	383,232
92,550	Haci Omer Sabanci Holding	291,378
21,311	Tupras-Turkiye Petrol Rafineriler AS	362,223
		1,036,833
	United Kingdom — 20.3%
76,090	Admiral Group Plc	897,427
531,876	Aggreko Plc	2,633,138
877,008	AMEC	5,954,352
239,547	Amlin	1,088,210
323,131	Arriva Plc	3,257,921
152,371	Autonomy Corp Plc *	1,175,560
17,026	AWG Plc	348,352
136,618	Balfour Beatty Plc	857,420
708,661	Barratt Developments Plc	12,194,770
576,329	BBA Group Plc	2,653,274
65,198	Bellway Plc	1,375,542
342,757	Berkeley Group Holdings Plc *	7,123,254
313,657	Bradford & Bingley Plc	2,757,891
212,352	Brit Insurance Holdings Plc	1,036,311
88,432	British Energy Group Plc *	1,146,223
265,776	Bunzl Plc	3,052,130
87,883	Burren Energy Plc	1,337,138
746,092	Cable & Wireless Plc	1,441,907
123,223	Charter Plc *	1,889,676
38,273	Close Brothers Group Plc	699,443
1,643,327	Cobham Group Plc	5,213,492
146,493	Collins Stewart Tullett Plc	1,969,636
262,909	Computacenter Plc	1,079,580
153,406	Countrywide Plc	1,380,009
88,398	Crest Nicholson Plc	838,755
160,708	CSR Plc *	4,357,676
81,267	Dana Petroleum (Ordinary Shares) *	1,473,020
160,706	De la Rue (Ordinary Shares)	1,577,467
1,220,852	Dimension Data Holdings Plc *	946,148
1,474,441	DSG International Plc	5,378,359
166,840	First Choice Holidays Plc	671,364
148,936	Firstgroup Plc	1,117,752
509,524	GKN Plc	2,591,470
12,838	Go-Ahead Group Plc	407,257
187,243	Gyrus Group Plc *	1,148,916
171,821	Helphire Group Plc	1,294,739
175,819	Hiscox Plc	701,512
296,886	HMV Group Plc	915,282
52,449	Homeserve Plc	1,577,875
228,902	ICAP Plc	2,112,623

12

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

400,873	IMI Plc	3,768,930
494,658	Inchcape Plc	4,082,029
3,870,819	Invensys Plc *	1,685,242
17,200	Investec Plc	923,535
102,577	Johnson Matthey Plc	2,590,455
52,921	Kelda Group Plc	746,710
66,102	Kensington Group Plc	1,285,482
99,872	London Stock Exchange	2,067,494
68,283	Lonmin Plc	3,357,793
111,619	Luminar Plc	1,095,782
278,146	Michael Page International Plc	2,060,308
295,269	Mitchells & Butlers Plc	2,757,232
35,490	Morgan Sindall Plc	714,557
96,082	National Express Group Plc	1,435,723
1,619,767	Northern Foods Plc	2,923,185
432,613	Paragon Group Cos Plc	5,268,461
371,548	Rank Group Plc	1,440,356
89,758	Rexam Plc	804,020
84,604	Rotork Plc	1,108,584
233,516	Royal & Sun Alliance Insurance Group	561,565
59,124	Schroders Plc	1,132,167
46,286	Schroders Plc (New shares) (Non Voting)	836,455
82,062	SIG Plc	1,295,272
1,208,572	Signet Group Plc	2,136,577
552,755	Smith WH Plc	4,520,212
108,200	Tate & Lyle Plc	1,156,209
1,796,012	Taylor Woodrow Plc	11,294,005
235,124	TDG Plc	939,983
156,724	THUS Group Plc *	383,108
750,298	Tomkins Plc	3,959,605
164,765	Travis Perkins Plc	4,707,167
599,042	Tullow Oil Plc	4,087,297
20,674	Vedanta Resources Plc	558,823
168,445	Venture Production (Ordinary Shares) *	2,109,105
113,349	Victrex Plc	1,407,693
163,408	Wilson Bowden Plc	4,305,502
1,195,051	Wimpey (George) Plc	10,343,455
104,934	Wolfson Microelectronics Plc *	883,267
282,429	Wood Group (John) Plc	1,240,177
		187,646,393
	TOTAL COMMON STOCKS (COST $670,030,427)	877,679,081

13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 2.6%
	Brazil — 0.7%
24,000	Banco Bradesco SA 7.51%	731,468
53,560	Banco Itau Holding Financeira SA 2.79%	1,401,245
2,000,900	Companhia de Bebidas das Americas 3.10%	804,695
19,643,200	Companhia Energetica de Minas Gerais 1.80%	750,052
19,359,300	Electrobras (Centro) SA Class B 6.85%	341,561
14,200	Empresa Brasileira de Aeronautica SA ADR 3.23%	474,990
28,650	Gerdau Metalurgica SA 5.28%	491,851
234,403	Investimentos Itau SA 3.33%	890,985
32,800	Tele Norte Leste Participacs SA 5.55%	429,059
		6,315,906
	Germany — 1.2%
31,321	Fresenius Medical Care AG (Non Voting) 1.33% (a)	5,134,059
112,408	Hugo Boss AG 3.33%	4,709,490
60,846	ProSieben Sat.1 Media AG 4.84%	1,581,379
		11,424,928
	Italy — 0.6%
46,119	Compagnia Assicuratrice Unipol 4.23%	130,362
242,278	IFI Istituto Finanziario Industries * (a)	5,177,862
		5,308,224
	Russia — 0.1%
300	Transneft *	606,000
	South Korea — 0.0%
6,100	Hyundai Motor Co 2.89%	295,274
	TOTAL PREFERRED STOCKS (COST $13,402,356)	23,950,332

Shares	Description	Value ($)
	MUTUAL FUND(S) — 0.1%
	Canada — 0.1%
56,900	Keyera Facilities Income Fund	1,081,694
	TOTAL MUTUAL FUND(S) (COST $943,373)	1,081,694

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Brazil — 0.0%
573	Cia de Bedidas Rights, Expires 12/31/49 *	5,707
	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expire 5/31/07 *	714
	Spain — 0.0%
65,362	Sacyr Vallehermoso Rights, Expires 06/06/06 *	75,379
	TOTAL RIGHTS AND WARRANTS (COST $23,670)	81,800

14

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 19.8%
166,607,654	The Boston Global Investment Trust (d)	166,607,654
11,400,000	Royal Bank of Canada Time Deposit, 5.03%, due 06/01/06	11,400,000
5,200,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (e)	5,143,637
	TOTAL SHORT-TERM INVESTMENT(S) (COST $183,152,694)	183,151,291
	TOTAL INVESTMENTS — 117.3% (Cost $867,552,520)	1,085,944,198
	Other Assets and Liabilities (net) — (17.3%)	(159,908,793)
	TOTAL NET ASSETS — 100.0%	$926,035,405

15

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$867,865,883	$248,428,415	$(30,350,100)	$218,078,315

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/25/06	CAD	48,617,801	$44,237,882	$660,029
8/25/06	CHF	78,174,032	64,747,477	(521,799)
8/25/06	JPY	2,039,714,668	18,343,048	(216,199)
8/25/06	NOK	228,100,405	37,712,645	118,657
8/25/06	NZD	1,568,756	992,018	20,575
8/25/06	SEK	134,438,075	18,730,905	60,239
8/25/06	SGD	18,912,931	12,030,285	(11,996)
				$109,506
Sales
8/25/06	AUD	35,825,264	$26,914,482	$69,516
8/25/06	CHF	10,076,000	8,345,425	41,457
8/25/06	DKK	9,084,600	1,569,341	4,019
8/25/06	EUR	38,142,628	49,151,010	109,480
8/25/06	GBP	43,769,118	81,975,531	469,474
8/25/06	HKD	61,098,119	7,887,343	3,191
8/25/06	JPY	587,805,000	5,286,100	89,421
				$786,558

16

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
218	CAC 40	June 2006	$13,426,102	$(313,492)
150	DAX	June 2006	26,164,216	(1,220,904)
24	S&P/MIB	June 2006	5,388,676	(217,705)
35	TOPIX	June 2006	4,354,152	(559,438)
				$(2,311,539)
Sales
268	FTSE 100	June 2006	$28,698,723	$1,184,476
3	Hang Seng	June 2006	306,089	1,013
3	IBEX 35	June 2006	436,432	(926)
25	OMXS 30	June 2006	329,534	(4,542)
140	SPI 200	June 2006	13,184,558	140,333
				$1,320,354

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $155,194,717 collateralized by cash in the amount of $166,607,654, which was invested in a short-term instrument.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.
(e)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 89.8% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

17

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

18

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Automotive — 3.1%
4,700	Ford Motor Co.	33,652
1,400	General Motors Corp.	37,702
700	Goodyear Tire & Rubber Co. (The) *	8,904
200	Harley-Davidson, Inc.	9,970
600	Johnson Controls, Inc.	51,102
1,100	Lear Corp.	26,070
300	TRW Automotive Holdings Corp. *	8,217
		175,617
	Construction — 5.1%
1,700	Annaly Mortgage Management, Inc. REIT	22,100
100	AvalonBay Communities, Inc. REIT	10,630
300	Beazer Homes USA, Inc.	14,925
200	BRE Properties, Inc. -Class A	10,428
500	Centex Corp.	23,845
1,300	D.R. Horton, Inc.	34,268
200	Equity Residential REIT	8,820
100	Essex Property Trust, Inc. REIT	10,650
200	Hovnanian Enterprises, Inc. *	6,366
100	Jacobs Engineering Group, Inc. *	7,803
300	KB Home	15,360
600	Lennar Corp.-Class A	28,746
100	Martin Marietta Materials, Inc.	9,151
200	MDC Holdings, Inc.	10,830
1,000	Pulte Homes, Inc.	32,470
300	Ryland Group, Inc.	14,763
300	Standard-Pacific Corp.	9,021
800	Thornburg Mortgage, Inc. REIT	21,832
		292,008
	Consumer Goods — 3.9%
1,700	Altria Group, Inc.	122,995
300	Columbia Sportswear Co. *	14,199
500	Eastman Kodak Co.	12,055
500	Liz Claiborne, Inc.	19,335
200	Mohawk Industries, Inc. *	14,740
400	Whirlpool Corp.	35,968
		219,292
	Financial — 35.2%
1,800	Aflac, Inc.	84,240
200	Allstate Corp. (The)	11,002
600	AMBAC Financial Group, Inc.	48,090
200	American Financial Group, Inc.	8,432
1,900	American International Group, Inc.	115,520
400	AmerUs Group Co.	23,256
200	AON Corp.	7,130
6,003	Bank of America Corp.	290,545
100	BB&T Corp.	4,157

1

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Bear Stearns Cos. (The), Inc.	13,375
300	Capital One Financial Corp.	24,831
200	Chubb Corp.	10,106
3,100	Citigroup, Inc.	152,830
100	Comerica, Inc.	5,475
200	Commerce Group, Inc.	11,350
600	Countrywide Financial Corp.	22,968
300	E*Trade Financial Corp. *	7,281
2,900	Fannie Mae	144,275
800	Fidelity National Financial, Inc.	33,192
200	First American Corp.	8,394
400	First Horizon National Corp.	15,984
1,200	Freddie Mac	72,048
400	Fremont General Corp.	8,092
300	Goldman Sachs Group, Inc.	45,285
200	Hartford Financial Services Group, Inc.	17,588
2,000	JPMorgan Chase & Co.	85,280
600	Lehman Brothers Holdings, Inc.	39,966
1,149	Lincoln National Corp.	64,551
600	Loews Corp.	20,388
600	Marsh & McLennan Cos., Inc.	16,818
100	MBIA, Inc.	5,713
300	Mellon Financial Corp.	10,854
700	Merrill Lynch & Co., Inc.	50,687
100	Metlife, Inc.	5,147
400	MGIC Investment Corp.	26,348
300	Morgan Stanley	17,886
2,500	National City Corp.	92,200
500	Nationwide Financial Services, Inc.-Class A	21,650
1,375	Old Republic International Corp.	29,384
600	PMI Group (The), Inc.	27,300
200	PNC Financial Services Group, Inc.	13,782
400	Protective Life Corp.	17,728
200	Prudential Financial, Inc.	15,230
400	Radian Group, Inc.	24,448
300	Raymond James Financial, Inc.	8,793
300	Reinsurance Group of America, Inc.	14,235
200	St. Paul Travelers Cos. (The), Inc.	8,804
200	State Street Corp.	12,420
500	TD Banknorth, Inc.	14,320
800	Torchmark Corp.	47,104
500	Transatlantic Holdings, Inc.	28,750
1,700	UnumProvident Corp.	30,532
1,340	Washington Mutual, Inc.	61,520
		1,997,284
	Food & Beverage — 1.8%
800	Archer-Daniels-Midland Co.	33,256

2

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,500	Sara Lee Corp.	25,455
2,900	Tyson Foods, Inc.-Class A	46,429
		105,140
	Health Care — 13.2%
200	Aetna, Inc.	7,692
800	AmerisourceBergen Corp.	34,872
200	Bristol-Myers Squibb Co.	4,910
1,100	Cardinal Health, Inc.	73,601
400	Express Scripts, Inc. *	29,312
300	Forest Laboratories, Inc. *	11,244
1,000	McKesson Corp.	49,500
5,000	Merck & Co., Inc.	166,450
9,400	Pfizer, Inc.	222,404
200	Quest Diagnostics, Inc.	11,148
400	Stryker Corp.	17,560
2,700	UnitedHealth Group, Inc.	118,692
		747,385
	Machinery — 0.3%
200	Oil States International, Inc. *	6,948
100	Terex Corp. *	9,150
		16,098
	Manufacturing — 0.7%
100	Harsco Corp.	8,102
100	Reliance Steel & Aluminum Co.	8,061
200	Temple-Inland, Inc.	8,602
200	Trinity Industries, Inc.	12,468
		37,233
	Oil & Gas — 6.5%
200	Anadarko Petroleum Corp.	9,934
400	Apache Corp.	25,952
100	Ashland, Inc.	6,250
400	Chevron Corp.	23,916
1,060	ConocoPhillips	67,087
200	ENSCO International, Inc.	9,998
1,700	Exxon Mobil Corp.	103,547
200	Helmerich & Payne, Inc.	13,152
200	Marathon Oil Corp.	15,010
200	Murphy Oil Corp.	10,546
200	Occidental Petroleum Corp.	19,818
100	Sunoco, Inc.	6,859
500	Tesoro Corp.	34,055
200	Unit Corp. *	11,984
200	Valero Energy Corp.	12,270
		370,378
	Primary Process Industry — 0.3%
200	Airgas, Inc.	7,658

3

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Nucor Corp.	10,527
		18,185
	Retail Stores — 9.1%
300	Albertson’s, Inc.	7,683
400	Bed Bath & Beyond, Inc. *	14,068
3,300	Home Depot, Inc.	125,796
2,200	Kroger Co.	44,242
1,600	Lowe’s Cos., Inc.	99,648
400	Office Depot, Inc. *	16,628
1,700	Safeway, Inc.	40,086
500	Supervalu, Inc.	14,580
600	TJX Cos., Inc.	14,226
2,900	Wal-Mart Stores, Inc.	140,505
		517,462
	Services — 2.0%
900	Applebee’s International, Inc.	18,198
500	Cendant Corp.	8,085
700	Gannett Co., Inc.	37,807
100	ITT Educational Services, Inc. *	6,500
300	Manpower, Inc.	19,749
300	Waste Management, Inc.	10,986
200	Wendy’s International, Inc.	12,056
		113,381
	Technology — 7.7%
100	Applied Materials, Inc.	1,691
300	Arrow Electronics, Inc. *	9,750
200	AVX Corp.	3,274
5,000	Dell, Inc. *	126,900
300	Electronic Data Systems Corp.	7,356
1,800	First Data Corp.	82,998
200	Harris Corp.	8,144
2,500	Hewlett-Packard Co.	80,950
1,600	Ingram Micro, Inc.-Class A *	27,616
300	Lexmark International, Inc. *	17,175
600	Micron Technology, Inc. *	9,936
800	Motorola, Inc.	16,872
200	Northrop Grumman Corp.	12,936
200	Raytheon Co.	9,170
700	Tech Data Corp. *	25,410
		440,178
	Transportation — 0.8%
200	Burlington Northern Santa Fe Corp.	15,482
100	FedEx Corp.	10,927
200	Union Pacific Corp.	18,560
		44,969
	Utility — 9.2%
1,300	American Electric Power Co., Inc.	44,551
3,105	AT&T, Inc.	80,916

4

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,800	BellSouth Corp.	60,786
2,400	Centerpoint Energy, Inc.	28,776
200	CMS Energy Corp. *	2,568
100	Edison International	3,924
400	FirstEnergy Corp.	20,968
100	Great Plains Energy, Inc.	2,787
100	PG&E Corp.	3,968
700	Progress Energy, Inc.	29,428
100	Public Service Enterprise Group, Inc.	6,373
1,300	Qwest Communications International, Inc. *	9,113
200	Sempra Energy	8,994
6,700	Verizon Communications, Inc.	209,107
600	Xcel Energy, Inc.	11,262
		523,521
	TOTAL COMMON STOCKS (COST $5,633,127)	5,618,131

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.3%
72,175	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $72,182 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and market value, including accrued interest, of $73,619.	72,175
	TOTAL SHORT-TERM INVESTMENT(S) (COST $72,175)	72,175
	TOTAL INVESTMENTS — 100.2% (Cost $5,705,302)	5,690,306
	Other Assets and Liabilities (net) — (0.2%)	(12,728)
	TOTAL NET ASSETS — 100.0%	$5,677,578

5

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$5,705,302	$262,582	$(277,578)	$(14,996)

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved the liquidation and termination of the Fund. On June 8, 2006, the Fund was liquidated and proceeds were distributed to shareholders.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

6

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 95.9%
	REAL ESTATE INVESTMENT TRUSTS — 95.9%
	Apartments — 17.1%
36,400	Archstone-Smith Trust	1,759,940
9,400	Avalonbay Communities, Inc. (a)	999,220
3,500	Camden Property Trust	249,900
42,800	Equity Residential Properties Trust	1,887,480
3,300	Essex Property Trust, Inc.	351,450
3,300	GMH Communities Trust	37,620
4,500	Home Properties of NY, Inc. (a)	223,830
1,000	Investors Real Estate Trust (a)	9,190
		5,518,630
	Diversified — 7.2%
5,800	Cousins Properties, Inc.	175,276
11,000	Glenborough Realty Trust, Inc. (a)	219,010
2,300	Pennslyvania Real Estate Investment Trust (a)	85,790
19,700	Vornado Realty Trust (a)	1,770,833
2,100	Washington Real Estate Investment Trust (a)	73,395
		2,324,304
	Health Care — 6.3%
18,800	Health Care Property Investors, Inc. (a)	491,620
6,600	Health Care, Inc.	223,674
3,500	Healthcare Realty Trust, Inc.	114,310
13,000	Nationwide Health Properties	272,870
19,900	Omega Healthcare Investors, Inc.	245,367
14,100	Senior Housing Properties Trust	242,661
3,000	Universal Health Realty Income Trust	93,510
10,800	Ventas, Inc.	350,352
		2,034,364
	Hotels — 5.2%
5,100	Equity Inns, Inc.	78,795
3,800	Felcor Lodging Trust, Inc.	79,078
3,900	Highland Hospitality Corp.	47,190
12,600	Hospitality Properties Trust	531,342
23,000	Host Marriott Corp.	461,610
3,800	Innkeepers USA Trust	58,976
2,900	Lasalle Hotel Properties	120,437
7,800	Strategic Hotel Capital	160,056
4,900	Sunstone Hotel Investors, Inc.	135,730
		1,673,214
	Industrial — 4.9%
8,100	AMB Property Corp.	400,383
1,800	Eastgroup Properties, Inc.	79,254
4,300	First Industrial Realty Trust	159,100
19,038	Prologis	941,429
		1,580,166

1

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Manufactured Housing — 1.6%
4,500	Affordable Residential Communities (a)	47,700
7,200	Equity Lifestyle Properties, Inc.	310,680
5,200	Sun Communities, Inc.	169,000
		527,380
	Office Central Business District — 7.9%
11,600	American Financial Realty Trust	114,840
4,300	BioMed Realty Trust, Inc.	123,281
10,900	Boston Properties, Inc.	922,685
30,000	Equity Office Properties Trust	1,009,500
4,100	Maguire Properties, Inc.	129,806
2,300	SL Green Realty Corp.	228,183
800	Trizec Properties, Inc.	18,872
		2,547,167
	Office Suburban — 14.4%
3,400	Alexandria Real Estate Equity, Inc.	285,464
10,589	Brandywine Reality Trust	307,293
12,500	CarrAmerica Realty Corp.	554,125
4,600	Corporate Office Properties (a)	181,700
17,500	Duke Realty Investments	593,950
6,900	Highwood Properties, Inc.	213,900
57,800	HRPT Properties Trust	645,048
4,200	Kilroy Realty Corp. (a)	278,586
16,100	Liberty Property Trust (a)	685,538
10,300	Mack-Cali Realty Corp.	441,664
2,000	Parkway Properties, Inc.	78,700
2,500	PS Business Parks, Inc.	132,875
6,300	Reckson Associates Realty Corp.	242,172
		4,641,015
	Outlets — 0.4%
3,700	Tanger Factory Outlet Centers, Inc.	112,369

	Regional Malls — 8.6%
2,100	CBL & Associates Properties, Inc.	78,561
24,200	General Growth Properties	1,058,992
20,600	Simon Property Group, Inc.	1,640,378
		2,777,931
	Shopping Centers — 13.0%
8,800	Developers Diversified Realty Corp.	450,120
21,700	Equity One, Inc.	481,740
5,100	Federal Reality Investment Trust	348,738
6,100	Heritage Property Investment Trust	213,622
29,100	Kimco Realty Corp. (a)	1,043,235
16,200	New Plan Excel Realty Trust	382,482
4,900	Pan Pacific Retail Property, Inc.	324,723
7,400	Regency Centers Corp.	455,914
2,300	Saul Centers, Inc.	82,041

2

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,900	Urstadt Biddle Properties, Inc.	47,154
9,200	Weingarten Realty	348,312
		4,178,081
	Storage — 5.3%
5,100	Extra Space Storage, Inc.	77,469
16,000	Public Storage, Inc. (a)	1,146,880
4,800	Shurgard Storage Centers, Inc.	279,888
2,300	Sovran Self Storage (a)	108,491
6,300	U-Store-It Trust	101,115
		1,713,843
	Triple Net — 4.0%
7,700	Entertainment Properties Trust	316,085
12,600	Getty Reality Corp.	324,450
9,600	National Retail Properties, Inc.	185,280
14,200	Realty Income Corp.	310,128
8,000	Spirit Finance Corp.	93,200
4,400	Trustreet Properties, Inc.	57,112
		1,286,255
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $28,647,120)	30,914,719
	TOTAL REAL ESTATE INVESTMENTS (COST $28,647,120)	30,914,719

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 23.4%
213,743	Barclays Global Investors Institutional Money Market Fund (b)	213,743
1,332,983	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,333,109 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of 1,359,643.	1,332,983
891,406	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $891,533 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $934,586. (b)	891,406
1,738,242	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,738,488 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $1,773,007. (b)	1,738,242
1,471,643	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,471,850 and an effective yield of 5.05%, collateralized by various corporate debt obligations with an aggregate market value of $1,516,245. (b)	1,471,643
111,426	Merrimac Cash Series-Premium Class (b)	111,426
1,114,258	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,114,416 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $1,136,543. (b)	1,114,258

3

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

668,555	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $668,648 and an effective yield of 5.05%, collateralized by various U.S. Government obligations with an aggregate market value of $673,228. (b)	668,555
	TOTAL SHORT-TERM INVESTMENT(S) (COST $7,542,256)	7,542,256
	TOTAL INVESTMENTS — 119.3% (Cost $36,189,376)	38,456,975
	Other Assets and Liabilities (net) — (19.3%)	(6,210,170)
	TOTAL NET ASSETS — 100.0%	$32,246,805

4

GMO Real Estate Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$36,237,789	$2,539,263	$(320,077)	$2,219,186

Notes to Schedule of Investments:
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $5,987,869 collateralized by cash in the amount of $6,209,273, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION(S) — 92.0%
	Asset-Backed Securities — 90.3%
	ABS Collateralized Debt Obligations — 0.3%
15,000,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 5.73%, due 10/20/44	15,000,000
	Airlines — 0.5%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, Variable Rate, 1 mo. LIBOR + .48%, 5.68%, due 05/15/24	16,100,000
12,043,272	Continental Airlines Inc., Series 99-1A, 6.55%, due 02/02/19	11,983,056
		28,083,056
	Auto Financing — 7.1%
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 05/20/10	30,103,140
2,439,426	Capital Auto Receivables Asset Trust (GMAC), Series 03-1, Class A3A, 2.75%, due 04/16/07	2,430,278
13,255,571	Daimler Chrysler Auto Trust, Series 06-A, Class A1, 144A, 4.79%, due 03/08/07	13,251,595
28,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.11%, due 01/15/09	28,019,600
5,390,814	Ford Credit Auto Owner Trust, Series 03-A, Class A4A, 2.70%, due 06/15/07	5,359,601
29,000,000	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 09/15/08	29,009,062
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 05/15/10	39,962,451
4,409,620	Franklin Auto Trust, Series 05-1, Class A1, 4.50%, due 12/20/06	4,410,943
8,000,000	Hertz Vehicle Financing Llc, Series 05-2A, Class A5, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 11/25/11	8,006,562
2,656,273	Honda Auto Receivables Owner Trust, Series 05-6, Class A1, 4.51%, due 12/18/06	2,654,254
19,994,183	Honda Auto Receivables Owner Trust, Series 06-1, Class A1, 4.93%, due 04/18/07	19,979,413
17,554,449	Household Automotive Trust, Series 02-3, Class A4B, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 05/18/09	17,577,972
5,259,150	Hyundai Auto Receivables Trust, Series 06-A, Class A1, 4.84%, due 03/15/07	5,257,730
15,000,000	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 03/15/10	15,008,775
13,264,555	Nissan Auto Receivables Owner Trust, Series 06-B, Class A1, 5.08%, due 05/15/07	13,264,555
33,370,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.14%, due 09/15/08	33,391,357
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.11%, due 07/15/10	12,007,031
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 06/15/10	37,901,200
32,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 12/15/16	31,976,320

1

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

26,000,000	USAA Auto Owner Trust, Series 06-2, Class A1, 5.16%, due 06/15/07	25,995,060
16,000,000	Volkswagen Auto Lease Trust, Series 04-A, Class A4B, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 08/20/10	16,006,880
10,000,000	Volkswagen Credit Auto Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.10%, due 07/21/10	10,005,000
8,597,090	World Omni Auto Receivables Trust, Series 06-A, Class A1, 4.85%, due 03/15/07	8,591,045
		410,169,824
	Business Loans — 4.9%
10,217,495	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 5.44%, due 04/25/34	10,243,039
8,406,664	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.45%, due 01/25/35	8,421,796
23,432,031	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.47%, due 01/25/36	23,446,090
5,411,726	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.41%, due 04/20/13	5,416,375
5,153,794	Capitalsource Commercial Loan Trust, Series 04-2A, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 08/20/13	5,161,577
1,303,824	Capitalsource Commercial Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 03/22/10	1,304,476
30,261,652	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 08/22/16	30,270,730
3,920,289	COLTS Trust, Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .34%, 5.25%, due 09/15/14	3,921,465
8,234,167	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 05/15/32	8,251,047
10,708,104	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.32%, due 11/15/33	10,709,132
25,000,000	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 03/20/09	25,003,000
16,000,000	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.01%, due 04/19/17	15,999,040
20,246,121	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 02/25/30	20,246,121
17,797,830	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 09/25/30	17,803,392
927,075	Marlin Leasing Receivables LLC, Series 05-1A, Class A1, 144A, 4.05%, due 08/15/06	926,760
18,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 02/25/13	18,027,000
20,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 07/25/11	20,032,800
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 05/13/10	53,000,000
3,958,883	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 5.58%, due 09/15/17	3,939,959
		282,123,799

2

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	CMBS — 4.6%
37,000,000	Banc of America Large Loan, Series 06-LAQ, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 02/09/21	37,000,000
15,241,012	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	15,098,127
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 07/15/44	22,506,750
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	31,720,000
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.34%, due 03/10/44	19,694,922
18,144,006	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.32%, due 10/05/20	18,146,841
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	31,841,314
3,146,642	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .17%, 5.25%, due 04/16/19	3,146,674
13,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1AC, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 02/15/20	13,002,080
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	33,055,430
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	12,001,875
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.74%, due 10/15/42	13,000,000
14,027,805	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	13,387,786
		263,601,799
	CMBS Collateralized Debt Obligations — 1.8%
18,760,207	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 4.87%, due 06/28/19	18,777,654
20,000,000	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	19,856,000
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.40%, due 08/26/30	30,018,000
35,500,000	Marathon Real Estate CDO, Series 06-1, 144A, Variable Rate, 5.09%, due 05/25/46	35,505,547
		104,157,201
	Collateralized Loan Obligations — 0.1%
6,000,000	Archimedes Funding IV (Cayman) Ltd., 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.69%, due 02/25/13	6,017,700
	Credit Cards — 16.3%
40,000,000	Advanta Business Card Master Trust, Series 03-B, Class A, Variable Rate, 1 mo. LIBOR + .35%,, 5.43%, due 12/22/08	40,013,200
13,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.15%, due 04/20/11	13,506,345
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.21%, due 05/20/13	20,059,375

3

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.14%, due 04/20/12	7,001,890
27,000,000	American Express Credit Account Master Trust, Series 01-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 02/16/09	27,004,274
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 09/15/10	5,010,650
9,800,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.08%, due 01/18/11	9,802,940
35,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 02/15/13	35,012,950
15,000,000	American Express Credit Account Master Trust, Series 2002-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 03/15/10	15,026,307
25,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.10%, due 12/15/10	25,005,000
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 06/15/10	20,034,600
5,000,000	Bank One Issuance Trust, Series 03-1A, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 09/15/10	5,010,150
11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 06/15/11	11,710,728
38,635,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 12/15/10	38,765,973
30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 11/15/11	30,155,859
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 02/15/12	15,035,160
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.32%, due 06/16/14	26,405,324
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-AS2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 01/17/12	15,023,510
25,000,000	Chase Credit Card Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.21%, due 03/16/09	25,016,644
15,650,000	Chase Credit Card Master Trust, Series 02-1, Class A, Variable Rate, 1 mo. LIBOR +.10%, 5.18%, due 06/15/09	15,661,885
14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. + .02%, 5.10%, due 11/15/11	14,015,400
22,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.33%, due 02/07/10	22,053,088
61,500,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.00%, due 03/20/09	61,538,437
20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 5.16%, due 07/25/11	20,018,427
10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 5.15%, due 04/24/14	9,999,951
23,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.16%, due 05/24/12	23,006,900
10,000,000	Discover Card Master Trust I, Series 02-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 11/17/09	10,006,470
45,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.21%, due 08/15/10	45,112,500

4

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 05/15/11	12,022,500
5,405,000	Discover Card Master Trust I, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.10%, due 05/15/10	5,403,453
7,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.14%, due 06/18/13	7,004,375
GBP 10,000,000	Earls Five Ltd., Series E, MTN, Variable Rate, 3 mo. GBP LIBOR + .14%, 4.85%, due 02/27/08	18,788,275
25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 03/15/13	25,015,625
5,400,000	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A, Floating Rate, 1 mo. LIBOR + .04%, 5.12%, due 09/15/10	5,403,375
20,000,000	Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 10/15/09	20,034,504
28,000,000	Gracechurch Card Funding Plc, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 5.13%, due 06/15/08	28,000,280
3,000,000	MBNA Credit Card Master Note Trust, Series 01-A5, Class A5, Variable Rate, 1 mo. LIBOR + .21%, 5.29%, due 03/15/11	3,012,780
6,220,000	MBNA Credit Card Master Note Trust, Series 02-A9, Class A9, Variable Rate, 3 mo. LIBOR + .09%, 5.16%, due 12/15/09	6,224,603
31,976,000	MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 08/16/10	32,030,999
14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 12/15/11	14,039,375
15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 01/15/14	15,055,167
19,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.08%, due 12/15/10	19,000,000
20,000,000	MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 5.08%, due 09/15/11	20,000,000
9,100,000	Nordstrom Credit Card Master Note Trust, Series 02-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 10/13/10	9,118,608
25,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.05%, due 09/15/11	25,035,186
18,000,000	World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 5.51%, due 08/15/11	18,090,000
31,100,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 03/15/13	31,160,251
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 07/15/10	6,999,160
10,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.21%, due 02/15/17	10,000,000
		937,452,453
	Emerging Markets Collateralized Debt Obligations — 0.3%
362,406	Oasis CBO Ltd., 144A, Variable Rate, 6 mo. LIBOR + 0.38%, 5.69%, due 05/30/11	362,406
16,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.61%, due 04/18/17	16,000,000
		16,362,406

5

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Equipment Leases — 1.4%
13,876,047	CIT Equipment Collateral, Series 06-VT1, Class A1, Variable Rate, 4.99%, due 03/20/07	13,862,497
7,500,000	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 09/15/11	7,508,203
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 06/15/12	23,003,450
30,443,368	CNH Equipment Trust, Series 06-A, Class A1, 4.99%, due 04/05/07	30,412,764
4,061,773	GE Equipment Small Ticket LLC, Series 05-2A, Class A1, 144A, 4.56%, due 12/22/06	4,062,992
		78,849,906
	High Yield Collateralized Debt Obligations — 0.1%
1,885,533	Rhyno CBO Delaware Corp., Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	1,890,794
2,504,594	SHYPPCO Finance Co., Series II, Class A-2B, 144A, 6.64%, due 06/15/10	2,467,025
		4,357,819
	Insurance Premiums — 0.9%
25,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 11/17/08	25,027,344
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.16%, due 04/15/10	16,016,000
11,000,000	Mellon Bank Premium Finance Loan Master Trust, Series 04-1, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.07%, due 06/15/09	11,007,150
		52,050,494
	Insured Auto Financing — 3.3%
5,000,000	Aesop Funding II LLC, Series 03-2A, Class A1, 144A, MBIA, 2.74%, due 06/20/07	4,994,860
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .38%, 5.46%, due 12/20/09	17,611,125
9,000,000	Aesop Funding II LLC, Series 04-2A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 04/20/08	9,000,000
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 04/20/10	9,956,200
19,550,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.15%, due 05/06/12	19,539,678
35,000,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, Variable Rate, 5.37%, due 10/06/09	35,003,325
17,000,000	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 03/15/11	17,018,530
11,000,000	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 08/15/11	11,015,400
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.08%, due 12/15/12	37,011,562

6

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

15,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 06/25/09	15,018,630
15,000,000	Triad Auto Receivables Owner Trust, Sereis 06-B, Class A1, FSA, 5.14%, due 06/12/07	15,004,500
		191,173,810
	Insured Business Loans — 0.3%
7,961,611	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.52%, due 10/25/30	7,989,795
9,627,640	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.54%, due 12/02/13	9,632,261
		17,622,056
	Insured Collateralized Loan Obligations — 0.1%
3,205,207	PAMCO CLO, Series 98-1W, Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + .17%, 5.31%, due 05/01/10	3,201,201
	Insured Credit Cards — 1.3%
11,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 5.38%, due 01/15/10	11,046,420
35,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 03/15/11	35,092,750
29,000,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.25%, due 01/05/14	29,008,700
		75,147,870
	Insured High Yield Collateralized Debt Obligations — 1.1%
30,288,461	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR +.25%, 5.23%, due 06/30/17	29,985,577
1,754,358	Cigna CBO, Series 96-1, Class A2, 144A, CapMAC,, 6.46%, due 11/15/08	1,754,358
390,932	Clydesdale CBO I Ltd., Series 1A, Class A2, 144A, FSA, 6.83%, due 03/25/11	390,932
753,503	DLJ CBO Ltd., Series 1A, Class A2, FSA, 6.68%, due 04/15/11	755,387
10,000,000	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 5.54%, due 12/16/15	9,999,700
4,614,629	GSC Partners CDO Fund Ltd., Series 1A-A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 5.68%, due 05/09/12	4,613,936
17,604,436	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 5.82%, due 05/22/13	17,646,335
		65,146,225
	Insured Insurance Premiums — 0.4%
25,000,000	PFS Financing Corp., Series 01-FA, Class A, MBIA, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.41%, due 06/15/08	25,017,750
	Insured Residential Asset-Backed Securities (European) — 0.5%
GBP 5,823,008	RMAC Plc, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.03%, due 06/12/35	10,904,839
GBP 8,969,627	RMAC Plc, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 4.98%, due 09/12/35	16,814,807
		27,719,646

7

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Insured Residential Asset-Backed Securities (United States) — 0.3%
8,488,073	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 5.46%, due 12/25/33	8,549,187
2,956,081	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.51%, due 12/25/33	2,961,594
2,892,862	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.41%, due 03/25/34	2,902,697
3,606,689	Residential Asset Securities Corp., Series 02-KS3, Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 05/25/32	3,607,807
1,627,279	Residential Asset Securities Corp., Series 02-KS5, Class AIB3, AMBAC, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 08/25/32	1,629,821
		19,651,106
	Insured Residential Mortgage-Backed Securities (United States) — 1.7%
3,236,749	Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 10/25/34	3,238,368
7,998,317	Chevy Chase Mortgage Funding Corp., Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.41%, due 01/25/38	8,002,316
10,000,000	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 10/25/34	10,026,172
37,000,000	GMAC Mortgage Corp. Loan Trust, Series 05-HE3, Class A1, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 02/25/36	37,005,772
1,902,843	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 07/25/29	1,904,498
2,290,970	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 5.36%, due 08/15/30	2,293,972
5,286,637	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 06/25/34	5,288,292
1,637,958	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 12/25/32	1,639,492
12,922,436	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.27%, due 11/25/35	12,922,436
8,650,503	Wachovia Asset Securitization Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 5.45%, due 09/27/32	8,686,576
9,561,192	Wachovia Asset Securitization Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 06/25/34	9,569,415
		100,577,309
	Insured Time Share — 0.3%
6,198,918	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 05/20/16	6,191,777
12,871,714	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 05/20/17	12,873,725
		19,065,502

8

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Insured Transportation — 0.6%
11,875,000	GE Seaco Finance, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.38%, due 04/17/19	11,874,644
20,500,000	Westralia Airports Corp., 144A, MBIA, 6.48%, due 04/01/10	21,032,180
		32,906,824
	Investment Grade Corporate Collateralized Debt Obligations — 2.6%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 5.88%, due 09/20/09	20,441,000
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.75%, due 08/05/09	10,061,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + .80%, 5.95%, due 08/05/09	7,031,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.38%, due 12/20/09	6,030,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 5.58%, due 12/20/09	11,071,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 5.68%, due 12/20/09	3,007,500
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.45%, due 03/20/10	15,984,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.33%, due 12/20/10	29,997,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.38%, due 03/20/10	16,032,000
30,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.35%, due 06/22/10	29,896,500
		149,552,000
	Other — 0.6%
30,000,000	DB Master Finance LLC, Series 06-1, Class A2, AMBAC, 5.78%, due 06/20/31	30,009,375
5,000,000	Ensec Home Finance Pool Ltd., Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 05/15/14	5,003,495
		35,012,870
	Rate Reduction Bonds — 1.2%
3,895,814	California Infrastructure PG&E, Series 97-1, Class A7, 6.42%, due 09/25/08	3,901,736
3,510,000	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 5.27%, due 12/30/10	3,527,749
23,000,000	Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A3, 4.13%, due 09/15/13	21,943,234
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	28,537,500
12,500,000	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.21%, due 06/15/11	12,553,312
		70,463,531

9

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Residential Asset-Backed Securities (United States) — 21.9%
16,378,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.29%, due 08/25/35	16,379,965
20,000,000	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.29%, due 09/25/35	20,019,400
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 09/25/35	7,018,760
14,000,000	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 02/25/36	14,000,000
36,409,000	ACE Securities Corp., Series 06-ASP1, Class A2B, 5.23%, due 12/25/35	36,409,364
30,000,000	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 03/25/36	30,000,300
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 03/25/36	10,000,100
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 04/25/36	13,000,130
8,184,000	ACE Securities Corp., Series 06-RM2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.28%, due 06/25/35	8,185,800
29,553,130	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 09/25/35	29,563,178
1,626,763	Aegis Asset Backed Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 5.43%, due 04/25/34	1,627,267
15,000,000	Aegis Asset Backed Securities Trust, Series 04-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 03/25/31	15,025,800
29,835,000	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 03/25/35	29,872,294
9,074,116	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 08/25/35	9,074,470
7,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 12/25/35	7,009,870
694,513	Ameriquest Mortgage Securities, Inc., Series 04-R2, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 04/25/34	694,513
19,545,535	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 5.60%, due 05/25/34	19,551,643
35,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.27%, due 03/25/36	35,034,454
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.18%, due 06/25/36	13,002,600
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.59%, due 05/28/39	10,010,940
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.74%, due 05/28/39	10,411,378
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.59%, due 02/28/40	15,037,500
4,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 05/25/35	4,002,000
26,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 05/25/35	26,016,380
39,000,000	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 01/25/36	39,033,150

10

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

9,400,000	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 07/25/34	9,397,062
7,000,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 01/25/35	7,006,562
32,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 06/25/35	32,000,000
16,500,000	Centex Home Equity, Series 06-A, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 06/25/36	16,504,950
999,799	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 04/25/33	1,001,298
1,256,999	Citifinancial Mortgage Securities, Inc., Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 04/25/34	1,257,627
3,576,542	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 5.49%, due 10/25/34	3,602,293
3,806,160	Countrywide Asset-Backed Certificates, Series 04-9, Class 2AV2, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 05/25/33	3,807,449
11,360,485	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 5.22%, due 10/25/35	11,361,415
38,371,453	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class AV1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 04/25/36	38,383,444
5,073,926	Credit-Based Asset Servicing and Securitization, Series 04-CB6, Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 5.41%, due 07/25/35	5,086,016
2,024,393	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 5.38%, due 04/25/34	2,024,393
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 04/25/36	18,500,000
30,000,000	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 04/25/35	30,005,575
11,000,000	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 07/25/35	11,000,000
29,477,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.25%, due 12/25/35	29,505,740
5,667,905	GreenPoint Mortgage Funding Trust, Series 05-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 09/25/34	5,668,791
10,659,000	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 07/25/30	10,660,665
19,145,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 06/25/35	19,139,115
17,000,000	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 10/25/35	17,031,875
9,693,869	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.39%, due 01/20/35	9,714,317
10,557,049	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 01/20/35	10,576,432
4,291,321	Household Mortgage Loan Trust, Series 04-HC1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 5.44%, due 02/20/34	4,292,879
16,853,135	IndyMac Residential Asset Backed Trust, Series 06-B, Class 2A1, Variable Rate, 1 mo. LIBOR + .06%, 5.14%, due 03/14/10	16,853,135
2,456,318	Master Asset Backed Securities Trust, Series 04-OPT1, Class A3, Variable Rate, 1 mo. LIBOR + .26%, 5.34%, due 02/25/34	2,456,809

11

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

42,000,000	Master Asset Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 02/25/36	42,000,000
10,000,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 10/25/35	10,020,000
4,670,414	Master Asset-Backed Securities Trust, Series 05-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 05/25/35	4,669,947
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.24%, due 03/25/36	25,910,000
11,909,525	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.16%, due 01/25/36	11,909,525
26,401,495	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 03/25/36	26,401,495
12,280,349	Morgan Stanley ABS Capital I, Series 04-HE5, Class A4, Variable Rate, 1 mo. LIBOR + .53%, 5.61%, due 06/25/34	12,296,178
6,149,651	Morgan Stanley ABS Capital I, Series 04-HE9, Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 5.38%, due 11/25/34	6,158,299
7,804,646	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 5.48%, due 08/25/34	7,816,536
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 04/25/36	27,500,000
30,000,000	Morgan Stanley Home Equity Loans, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR +0.22%, 5.30%, due 05/25/35	30,042,900
9,365,305	Morgan Stanley Home Equity Loans, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR +0.07%, 5.15%, due 02/25/36	9,369,520
7,940,480	New Century Home Equity Loan Trust, Series 04-3, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 5.43%, due 11/25/34	7,940,639
6,678,087	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 07/25/35	6,679,130
20,000,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 05/25/35	20,028,125
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 11/25/35	16,028,513
4,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 08/25/35	4,003,750
5,983,267	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 03/25/36	5,983,734
33,000,000	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 07/25/35	33,029,700
28,000,000	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.34%, due 03/15/30	28,074,480
25,000,000	People’s Choice Home Loan Securities, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 08/25/35	25,031,250
18,236,899	RAAC, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 05/25/39	18,180,000
24,235,000	RAAC, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 5.27%, due 09/25/45	24,259,614
16,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 04/25/35	16,005,000
12,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS8 Class A2, 5.37%, due 10/25/33	12,025,308

12

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,485,141	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 03/25/35	2,485,917
7,043,007	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 02/25/36	7,046,583
14,455,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.34%, due 10/25/35	14,493,450
16,592,840	Soundview Home Equity Loan Trust, Series 06-OPT1, Class 2A1, Variable Rate, 1 LIBOR + .07%, 5.15%, due 03/25/36	16,592,840
3,421,989	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 12/25/35	3,422,523
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 01/25/36	13,002,031
34,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 11/25/35	34,053,142
2,167,228	Wells Fargo Home Equity Trust, Series 04-2, Class AI1A, Variable Rate, 1 mo. LIBOR + .17%, 5.25%, due 02/25/18	2,167,228
		1,261,446,455
	Residential Mortgage-Backed Securities (Australian) — 4.0%
17,047,041	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.23%, due 01/10/35	17,084,033
17,460,996	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.30%, due 11/19/37	17,485,605
8,484,120	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 4.98%, due 06/17/37	8,479,199
24,704,142	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.14%, due 07/20/38	24,689,320
13,783,171	Interstar Millennium Trust, Series 03-3G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.21%, due 09/27/35	13,821,964
13,398,120	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.33%, due 01/20/36	13,425,189
13,905,171	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 4.69%, due 03/14/36	13,936,000
6,272,581	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 4.98%, due 12/08/36	6,276,533
8,725,445	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.12%, due 12/21/33	8,743,506
11,823,361	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.34%, due 05/25/35	11,852,920
6,664,785	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.24%, due 05/10/36	6,663,585
32,000,000	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 4.95%, due 06/14/37	31,998,080
21,517,464	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.04%, due 03/20/34	21,533,387
7,447,557	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 5.01%, due 03/09/36	7,457,202

13

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,291,787	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.11%, due 01/12/37	6,320,868
19,567,964	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.01%, due 03/23/36	19,556,810
		229,324,201
	Residential Mortgage-Backed Securities (European) — 4.8%
15,000,000	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.10%, due 10/11/41	14,999,737
5,714,276	Granite Master Issuer Plc, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 12/20/19	5,714,540
9,000,000	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.27%, due 12/20/54	9,001,800
15,000,000	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 5.18%, due 12/20/54	15,000,000
15,000,000	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 5.07%, due 09/20/44	15,021,000
16,735,400	Leek Finance Plc, Series 14A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 5.11%, due 09/21/36	16,737,074
20,429,750	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.07%, due 03/21/37	20,417,492
6,134,480	Leek Finance Plc, Series 16A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.09%, due 09/21/37	6,133,560
5,000,000	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.31%, due 03/23/09	4,999,500
18,500,000	Lothian Mortgages Master Issuer Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .03%, 5.05%, due 01/24/28	18,505,550
8,616,542	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.23%, due 07/24/19	8,624,297
14,000,000	Mound Financing Plc, Series 06-5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.25%, due 05/08/16	14,000,000
26,000,000	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 5.07%, due 10/15/41	26,002,600
14,000,000	Paragon Mortgages Plc, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.26%, due 03/15/30	14,056,532
15,441,964	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 5.38%, due 05/15/34	15,450,612
20,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 4.99%, due 06/10/11	20,014,000
10,000,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 4.97%, due 12/10/11	10,007,400
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 4.92%, due 09/10/14	5,003,906
22,500,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 4.95%, due 06/10/14	22,520,025
12,143,360	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.23%, due 08/10/30	12,124,386
		274,334,011

14

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Residential Mortgage-Backed Securities (United States) — 0.4%
7,536,048	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 5.47%, due 01/25/35	7,562,248
4,738,260	Chevy Chase Mortgage Funding Corp., Series 04-3, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 5.38%, due 08/25/35	4,739,682
12,092,932	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 02/26/34	12,092,932
		24,394,862
	Student Loans — 6.4%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.21%, due 04/25/16	22,030,800
8,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.13%, due 01/25/14	7,996,800
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .02%, 5.12%, due 04/25/22	15,509,300
13,436,510	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 4.98%, due 09/29/14	13,432,311
23,000,000	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.21%, due 08/25/20	23,001,357
18,836,245	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.01%, due 09/27/21	18,832,477
10,700,355	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 4.97%, due 06/20/15	10,708,915
15,587,163	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 5.08%, due 06/25/14	15,599,633
13,075,439	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 04/25/23	13,083,807
21,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 08/25/23	21,000,000
20,000,000	Nelnet Educational Loan Funding Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.31%, due 11/25/15	20,010,400
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 4.98%, due 06/22/17	36,976,875
29,000,000	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 5.18%, due 04/27/20	29,046,669
20,000,000	SLM Student Loan Trust, Series 05-10, Class A2, Variable Rate, 3 mo. LIBOR + .01%, 5.11%, due 04/25/15	19,987,500
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.13%, due 07/25/16	16,979,020
30,000,000	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.10%, due 07/25/16	30,004,688
25,469,892	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.10%, due 01/25/18	25,025,952
23,960,783	SLM Student Loan Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR - .02%, 5.08%, due 01/25/12	23,960,783
7,128,106	SMS Student Loan Trust, Series 97-A, Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 5.44%, due 10/27/25	7,154,622
		370,341,909

15

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Trade Receivable — 0.2%
13,000,000	SSCE Funding LLC, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 11/15/10	13,009,100
	Total Asset-Backed Securities	5,203,334,695
	Corporate Debt — 0.4%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.14%, due 01/12/11	22,011,000
	U.S. Government — 0.0%
3,000,000	US Treasury Note, 4.63%, due 03/31/08 (a)	2,976,563
	U.S. Government Agency — 1.3%
800,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 5.50%, due 01/01/14	799,000
2,711,875	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.40%, due 10/01/12	2,701,705
1,103,700	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.38%, due 10/01/11	1,096,112
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.25%, due 02/01/27	14,887,500
4,087,636	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.75%, due 03/30/19	4,100,410
19,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.31%, due 02/01/25	18,750,625
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.47%, due 10/29/26	14,962,500
952,680	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 5.48%, due 11/15/14	947,917
1,748,601	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.38%, due 05/01/14	1,736,580
12,337,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 5.32%, due 07/01/23	12,244,969
1,000,001	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.38%, due 01/01/12	988,126
		73,215,444
	TOTAL DEBT OBLIGATION(S) (COST $5,300,959,999)	5,301,537,702

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Options on Bonds — 0.0%
25,000,000	Bellsouth Telecommunications, 7.00%, due 12/01/95, Expires 10/26/06, Strike 100.00	53,666
	TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)	53,666

16

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.1%
30,000,000	Amsterdam Funding Corp. Commercial Paper, 144A, 5.01%, due 06/12/2006 (b)	29,954,075
37,640,000	Barton Capital Corp. Commercial Paper, 144A, 5.00%, due 06/09/2006 (b)	37,598,178
30,000,000	Ciesco LLC Commercial Paper, 5.05%, due 07/13/2006 (b)	29,823,250
25,000,000	Kitty Hawk Funding Corp. Commercial Paper, 144A, 5.01%, due 06/16/2006 (b)	24,947,812
21,728,209	Merrimac Cash Series-Premium Class	21,728,209
20,000,000	Old Line Funding LLC Commercial Paper 144A, 5.00%, due 06/01/2006 (b)	20,000,000
30,000,000	Rabobank USA Financial Corp. Commercial Paper, 4.98%, due 06/01/2006 (b)	30,000,000
40,000,000	Rabobank USA Financial Corp. Commercial Paper, 5.05%, due 06/01/2006 (b)	40,000,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $234,051,524)	234,051,524
	TOTAL INVESTMENTS — 96.1% (Cost $5,537,292,773)	5,535,642,892
	Other Assets and Liabilities (net) — 3.9%	227,618,085
	TOTAL NET ASSETS — 100.0%	$5,763,260,977

17

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$5,537,293,953	$12,480,903	$(14,131,964)	$(1,651,061)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
912	U.S. Treasury Note 5 Yr. (CBT)	September 2006	$94,491,750	$439,500

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
6/20/06	GBP	25,000,000	$46,765,797	$(2,888,422)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
60,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$648,206
31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(211,422)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(205,399)
							$231,385

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
50,000,000	USD	1/9/2008	JP Morgan Chase Bank	(Pay)	3.43%	3 month LIBOR	$1,962,701
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	1,890,170	*
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	(777,242	)**
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	1,838,029
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	2,286,637	*
							$7,200,295

*	Includes unrealized gains of $512,047 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.
**	Includes unrealized gains of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

18

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES – Aerolineas Centrales de Colombia
AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
C.A.B.E.I. – Central American Bank of Economic Integration
CapMAC – Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
CBO – Collateralized Bond Obligation
CDO – Collateralized Debt Obligation
CLO – Collateralized Loan Obligation
FGIC – Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA – Insured as to the payment of principal and interest by Financial Security Assurance.
GMAC – Insured as to the payment of principal and interest by General Motors Acceptance Corporation.
LIBOR – London Interbank Offered Rate
MBIA – Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN – Medium Term Note
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.
(b)	Rate shown represents yield–to–maturity.

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 40.8% of net assets.

Currency Abbreviations:
GBP – British Pound
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

19

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND — 100.0%
	Affiliated Issuer — 100.0%
20,786,003	GMO Short-Duration Collateral Fund	538,981,066
	TOTAL MUTUAL FUND (COST $533,636,737)	538,981,066
	TOTAL INVESTMENTS — 100.0%
	(Cost $533,636,737)	538,981,066
	Other Assets and Liabilities (net) — 0.0%	(49,425)
	TOTAL NET ASSETS — 100.0%	$538,931,641

1

GMO Short-Duration Collateral Share Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$533,636,737	$5,344,329	$—	$5,344,329

Investments in Affiliated Issuers

The Fund makes investments in another GMO Trust fund (“underlying fund”). The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of the affiliated issuer during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gain	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
Short-Duration Collateral Fund	$—	$533,686,974	$50,600	$—	$—	$538,981,066
Totals	$—	$533,686,974	$50,600	$—	$—	$538,981,066

Notes to Schedule of Investments:

Certain investments in securities held by the underlying fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund. As of May 31, 2006, the total value of these securities represented 40.8% of net assets.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of the underlying fund are valued at their net asset value. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.

2

GMO Short-Duration Investment Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION(S) — 17.7%
	U.S. Government — 10.1%
3,045,200	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	3,180,331
	U.S. Government Agency — 7.6%
151,655	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.43%, due 10/01/12	151,086
976,275	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.40%, due 10/01/12	972,614
919,775	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.38%, due 10/01/11	913,451
47,993	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.38%, due 05/01/14	47,663
296,694	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 5.82%, due 08/25/18	299,436
		2,384,250
	TOTAL DEBT OBLIGATION(S) (COST $5,657,122)	5,564,581

Shares	Description	Value ($)
	MUTUAL FUND(S) — 81.5%
	Affiliated Issuer(s) — 81.5%
984,462	GMO Short-Duration Collateral Fund	25,527,105
9,192	GMO Special Purpose Holding Fund	42,834
	TOTAL MUTUAL FUND(S) (COST $25,100,388)	25,569,939
	TOTAL INVESTMENTS — 99.2% (Cost $30,757,510)	31,134,520
	Other Assets and Liabilities (net) — 0.8%	246,628
	TOTAL NET ASSETS — 100.0%	$31,381,148

1

GMO Short-Duration Investment Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$31,516,333	$—	$(381,813)	$(381,813)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$23,515,802	$2,000,000	$300,000	$—	$—	$25,527,105
GMO Special Purpose Holding Fund	75,649	—	—	—	358,424	42,834
Totals	$23,591,451	$2,000,000	$300,000	$—	$358,424	$25,569,939

Notes to Schedule of Investments:
C.A.B.E.I. – Central American Bank of Economic Integration
Variable rates – The rates shown on variable rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 40.9% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%
	Automotive — 1.0%
100	Goodyear Tire & Rubber Co. (The) *	1,272
200	LKQ Corp. *	3,910
200	Oshkosh Truck Corp.	10,570
100	TRW Automotive Holdings Corp. *	2,739
		18,491
	Construction — 6.5%
100	American Woodmark Corp.	3,514
100	Beazer Homes USA, Inc.	4,975
100	Brookfield Homes Corp.	3,560
100	Drew Industries, Inc. *	3,170
100	Eagle Materials, Inc.	4,873
100	Florida Rock Industries, Inc.	5,260
100	Hovnanian Enterprises, Inc. *	3,183
200	Jacobs Engineering Group, Inc. *	15,606
100	KB Home	5,120
200	Lennox International, Inc.	5,694
200	Martin Marietta Materials, Inc.	18,302
100	MDC Holdings, Inc.	5,415
100	Meritage Homes Corp. *	5,359
100	Ryland Group, Inc.	4,921
100	Simpson Manufacturing Co., Inc.	3,469
100	Standard-Pacific Corp.	3,007
200	Thor Industries, Inc.	9,616
100	Toll Brothers, Inc. *	2,826
100	USG Corp. *	9,208
100	Watsco, Inc.	5,601
		122,679
	Consumer Goods — 4.5%
100	Bebe Stores, Inc.	1,484
100	Blyth, Inc.	2,115
100	Columbia Sportswear Co. *	4,733
100	Ethan Allen Interiors, Inc.	3,806
100	Fossil, Inc. *	1,823
100	Genesco, Inc. *	3,519
200	Guess ?, Inc. *	8,292
300	Herman Miller, Inc.	8,766
100	HNI Corp.	5,220
100	Kenneth Cole Productions, Inc.-Class A	2,457
100	K-Swiss, Inc.-Class A	2,638
100	Liz Claiborne, Inc.	3,867
100	Matthews International Corp.-Class A	3,476
200	Oakley, Inc.	3,300
100	Oxford Industries, Inc.	4,032
500	Playtex Products, Inc. *	5,750
100	Polaris Industries, Inc.	4,453
100	Polo Ralph Lauren Corp.	5,650
100	Timberland Co.-Class A *	2,763

1

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	Tupperware Corp.	4,114
23	Whirlpool Corp.	2,068
		84,326
	Financial — 8.3%
100	American Financial Group, Inc.	4,216
100	AmerUs Group Co.	5,814
100	Arthur J. Gallagher & Co.	2,658
300	Brown & Brown, Inc.	9,141
100	CB Richard Ellis Group, Inc.-Class A *	7,737
100	CompuCredit Corp. *	3,826
200	Corus Bankshares, Inc.	5,650
100	Cullen/Frost Bankers, Inc.	5,670
100	Equifax, Inc.	3,608
100	Erie Indemnity Co.-Class A	5,060
100	Fair Isaac Corp.	3,557
100	Federated Investors, Inc.-Class B	3,212
100	First American Corp.	4,197
100	First State Bancorp	2,336
100	Flagstar Bancorp, Inc.	1,614
100	Fremont General Corp.	2,023
100	Hanover Insurance Group (The), Inc.	4,735
100	HCC Insurance Holdings, Inc.	3,069
100	IndyMac Bancorp, Inc.	4,590
200	Investment Technology Group, Inc. *	9,460
200	Jefferies Group, Inc.	5,848
100	MoneyGram International, Inc.	3,498
100	Nara Bancorp, Inc.	1,940
200	Nasdaq Stock Market, Inc. *	6,088
100	Pre-Paid Legal Services, Inc.	3,494
150	Raymond James Financial, Inc.	4,397
100	Reinsurance Group of America, Inc.	4,745
100	StanCorp Financial Group, Inc.	4,882
200	TCF Financial Corp.	5,340
100	United PanAm Financial Corp. *	2,816
100	Universal American Financial Corp. *	1,399
300	W.R. Berkley Corp.	10,311
100	Wilmington Trust Corp.	4,271
100	Zenith National Insurance Corp.	4,000
		155,202
	Food & Beverage — 2.3%
100	Brown-Forman Corp.-Class B	7,630
200	Flowers Foods, Inc.	5,814
100	Gold Kist, Inc. *	1,499
100	Hansen Natural Corp. *	18,487
200	Sanderson Farms, Inc.	6,124
100	USANA Health Sciences, Inc. *	3,761
		43,315
	Health Care — 14.3%
100	Abraxis BioScience, Inc. *	2,864

2

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Apria Healthcare Group *	1,920
100	Bausch & Lomb, Inc.	4,915
300	Cerner Corp. *	11,394
200	CNS, Inc.	4,562
200	Community Health Systems, Inc. *	7,540
100	Cutera, Inc. *	1,649
100	DaVita, Inc. *	5,296
100	DENTSPLY International, Inc.	5,980
200	Endo Pharmaceuticals Holdings, Inc. *	5,868
500	Health Net, Inc. *	21,510
200	Henry Schein, Inc. *	9,218
100	Hi-Tech Pharmacal Co., Inc. *	1,982
200	Hologic, Inc. *	7,898
100	Humana, Inc. *	5,063
100	Idexx Laboratories, Inc. *	7,643
100	Intuitive Surgical, Inc. *	11,129
100	Invitrogen Corp. *	6,374
100	Kindred Healthcare, Inc. *	2,536
200	King Pharmaceuticals, Inc. *	3,556
100	Kos Pharmaceuticals, Inc. *	4,291
100	Kyphon, Inc. *	3,969
100	Lifecell Corp. *	2,700
100	LifePoint Hospitals, Inc. *	3,533
300	Lincare Holdings, Inc. *	11,190
100	Mentor Corp.	4,039
100	Merit Medical Systems, Inc. *	1,145
200	Odyssey HealthCare, Inc. *	3,262
300	Omnicare, Inc.	13,908
500	OraSure Technologies, Inc. *	4,365
100	Owens & Minor, Inc.	2,970
100	PDL BioPharma, Inc. *	2,025
100	Per-Se Technologies, Inc. *	2,492
400	Pharmaceutical Product Development, Inc.	14,532
100	Regeneron Pharmaceuticals, Inc. *	1,294
100	RehabCare Group, Inc. *	1,687
200	ResMed, Inc. *	9,092
300	Respironics, Inc. *	10,206
100	Spectranetics Corp. (The) *	1,296
200	Sunrise Senior Living, Inc. *	6,698
200	Techne Corp. *	10,936
200	Thoratec Corp. *	2,834
100	Triad Hospitals, Inc. *	4,028
200	Universal Health Services, Inc.-Class B	10,152
100	VCA Antech, Inc. *	3,012
100	Vertex Pharmaceuticals, Inc. *	3,450
		268,003
	Machinery — 6.9%
200	Cameron International Corp. *	9,380
100	Cummins, Inc.	11,021
100	Flowserve Corp. *	5,318

3

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	FMC Technologies, Inc. *	6,674
500	Grant Prideco, Inc. *	24,020
200	Helix Energy Solutions Group, Inc. *	7,092
100	Intermec, Inc. *	2,304
300	JLG Industries, Inc.	6,525
200	Joy Global, Inc.	10,748
100	Lincoln Electric Holdings, Inc.	5,496
100	Maverick Tube Corp. *	4,820
100	MSC Industrial Direct Co., Inc.-Class A	4,623
100	Nordson Corp.	4,665
200	Oil States International, Inc. *	6,948
200	RPC, Inc.	4,678
100	Terex Corp. *	9,150
100	Tidewater, Inc.	5,072
		128,534
	Manufacturing — 1.4%
100	Crown Holdings, Inc. *	1,613
100	Dynamic Materials Corp.	2,787
100	Harsco Corp.	8,102
100	Mueller Industries, Inc.	3,265
100	Owens-IIlinois, Inc. *	1,700
100	Reliance Steel & Aluminum Co.	8,061
		25,528
	Metals & Mining — 1.8%
200	Arch Coal, Inc.	9,670
100	CONSOL Energy, Inc.	8,825
400	Titanium Metals Corp. *	14,476
		32,971
	Oil & Gas — 4.6%
100	Cabot Oil & Gas Corp.	4,387
300	Frontier Oil Corp.	16,800
100	Giant Industries, Inc. *	6,320
200	Helmerich & Payne, Inc.	13,152
100	Holly Corp.	8,343
300	Patterson-UTI Energy, Inc.	8,970
100	Pogo Producing Co.	4,506
100	Pride International, Inc. *	3,235
100	St. Mary Land & Exploration Co.	3,909
100	Tesoro Corp.	6,811
100	Todco-Class A	4,417
100	Unit Corp. *	5,992
		86,842
	Primary Process Industry — 1.8%
100	Airgas, Inc.	3,829
100	Allegheny Technologies, Inc.	6,363
100	Celanese Corp.-Class A	1,971
100	Millipore Corp. *	6,940
100	Steel Dynamics, Inc.	5,809
100	United States Steel Corp.	6,638

4

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Worthington Industries, Inc.	1,703
		33,253
	Retail Stores — 11.5%
100	Abercrombie & Fitch Co.-Class A	5,785
300	Advance Auto Parts	11,436
100	American Eagle Outfitters, Inc.	3,265
100	AnnTaylor Stores Corp. *	3,846
100	BJ’s Wholesale Club, Inc. *	2,950
100	Building Materials Holding Corp.	2,852
100	CarMax, Inc. *	3,181
100	CDW Corp.	5,593
300	Charming Shoppes, Inc. *	3,342
100	Chico’s FAS, Inc. *	2,997
100	Children’s Place Retail Stores *	5,817
100	Christopher & Banks Corp.	2,694
200	Circuit City Stores, Inc.	6,008
100	Citi Trends, Inc. *	4,501
200	Claire’s Stores, Inc.	5,434
100	Conn’s, Inc. *	2,892
200	Dollar Tree Stores, Inc. *	5,286
400	Dress Barn, Inc. *	9,356
100	Family Dollar Stores, Inc.	2,498
400	Fastenal Co.	17,200
100	Great Atlantic & Pacific Tea Co.	2,520
200	Gymboree Corp. (The) *	7,078
150	Hibbett Sporting Goods, Inc. *	3,879
100	HOT Topic, Inc. *	1,384
100	Insight Enterprises, Inc. *	1,814
25	JOS. A. Bank Clothiers, Inc. *	908
100	Longs Drug Stores Corp.	4,604
200	Men’s Wearhouse, Inc.	6,774
100	Movie Gallery, Inc.	499
200	NetFlix, Inc. *	5,538
500	O’Reilly Automotive, Inc. *	15,845
100	Pacific Sunwear of California, Inc. *	2,195
100	Pantry (The), Inc. *	5,780
200	Payless ShoeSource, Inc. *	5,336
200	PetMed Express, Inc. *	2,476
100	Pier 1 Imports, Inc.	849
200	RadioShack Corp.	3,364
200	Rent-A-Center, Inc. *	4,756
200	Ross Stores, Inc.	5,650
100	Talbots, Inc.	2,127
100	Tiffany & Co.	3,419
100	Too, Inc. *	4,100
100	Tractor Supply Co. *	5,561
100	United Auto Group, Inc.	4,214
100	Urban Outfitters, Inc. *	1,857
200	Wild Oats Markets, Inc. *	3,190

5

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Williams-Sonoma, Inc.	3,615
		216,265
	Services — 9.8%
200	Administaff, Inc.	7,686
100	American Reprographics Co. *	3,467
100	Applebee’s International, Inc.	2,022
100	Aramark Corp.-Class B	3,275
100	BearingPoint, Inc. *	803
200	Brinker International, Inc.	7,340
200	Career Education Corp. *	6,518
100	CBRL Group, Inc.	3,743
100	CDI Corp.	2,945
100	CEC Entertainment, Inc. *	3,336
200	Cenveo, Inc. *	3,790
100	Cheesecake Factory (The) *	2,926
100	Copart, Inc. *	2,744
100	Corporate Executive Board Co. (The)	10,172
100	Darden Restaurants, Inc.	3,541
100	Factset Research Systems, Inc.	4,491
200	Iron Mountain, Inc. *	7,388
200	ITT Educational Services, Inc. *	13,000
200	Labor Ready, Inc. *	4,630
100	Manpower, Inc.	6,583
200	Monster Worldwide, Inc. *	9,774
100	Nutri/System, Inc. *	6,792
100	OSI Restaurant Partners, Inc.	3,668
200	Papa John’s International, Inc. *	6,292
100	Penn National Gaming, Inc. *	3,843
100	Performance Food Group Co. *	3,259
100	Pool Corp.	4,319
100	Rare Hospitality International, Inc. *	3,075
100	Regis Corp.	3,468
300	Robert Half International, Inc.	12,312
100	Ruby Tuesday, Inc.	2,781
300	Service Corp. International	2,397
700	Sinclair Broadcast Group-Class A	5,957
300	Sonic Corp. *	6,552
100	Valassis Communications, Inc. *	2,899
100	World Fuel Services Corp.	4,995
		182,783
	Technology — 21.3%
200	ADC Telecommunications, Inc. *	3,584
500	ADTRAN, Inc.	12,610
100	Akamai Technologies, Inc. *	3,129
100	Alliant Techsystems, Inc. *	7,806
200	American Power Conversion Corp.	3,936
700	Amkor Technology, Inc. *	6,657
100	Amphenol Corp.-Class A	5,555
100	Anteon International Corp. *	5,502
300	Avnet, Inc. *	6,624

6

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	AVX Corp.	3,274
100	Bankrate, Inc. *	4,555
400	BEA Systems, Inc. *	5,424
100	Blue Coat Systems, Inc. *	1,588
500	BMC Software, Inc. *	10,075
360	Brightpoint, Inc. *	7,697
100	Ceridian Corp. *	2,433
500	Citrix Systems, Inc. *	18,790
100	CNET Networks, Inc. *	876
300	CommScope, Inc. *	8,769
100	Computer Programs & Systems, Inc.	4,018
500	Compuware Corp. *	3,680
200	Concur Technologies, Inc. *	3,014
200	CSG Systems International, Inc. *	4,656
200	Cypress Semiconductor Corp. *	3,036
100	Diebold, Inc.	4,251
200	Digital Insight Corp. *	6,470
100	DST Systems, Inc. *	5,880
200	Electronics for Imaging *	4,686
100	Emulex Corp. *	1,772
100	Energizer Holdings, Inc. *	5,226
200	Foundry Networks, Inc. *	2,572
100	Global Payments, Inc.	4,658
200	Greatbatch, Inc. *	4,538
200	Harris Corp.	8,144
200	Informatica Corp. *	2,812
400	Ingram Micro, Inc.-Class A *	6,904
100	Intergraph Corp. *	3,555
400	Intersil Corp.-Class A	10,724
100	JDA Software Group, Inc. *	1,392
100	Komag, Inc. *	4,153
100	Lam Research Corp. *	4,479
100	Lightbridge, Inc. *	1,170
200	LSI Logic Corp. *	1,946
100	Mantech International Corp.-Class A *	3,385
500	MEMC Electronic Materials, Inc. *	17,510
100	Metrologic Instruments, Inc. *	1,503
200	Micrel, Inc. *	2,252
200	Microsemi Corp. *	4,796
100	National Instruments Corp.	2,801
100	Neoware, Inc. *	2,066
500	Novell, Inc. *	3,865
100	OmniVision Technologies, Inc. *	2,930
500	ON Semiconductor Corp. *	3,020
100	Paxar Corp. *	2,127
100	Perot Systems Corp.-Class A *	1,404
300	Plexus Corp. *	11,799
200	Power Integrations, Inc. *	3,524
200	Powerwave Technologies, Inc. *	1,958
100	Progress Software Corp. *	2,328
200	QLogic Corp. *	3,576

7

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	Quality Systems, Inc.	6,644
600	Red Hat, Inc. *	15,732
100	Reynolds & Reynolds Co. (The)-Class A	2,801
100	Salesforce.com, Inc. *	2,951
200	Silicon Laboratories, Inc. *	7,802
200	SiRF Technology Holdings, Inc. *	5,862
200	Sybase, Inc. *	4,074
400	SYKES Enterprises, Inc. *	6,896
150	Talx Corp.	3,990
100	Tech Data Corp. *	3,630
100	Tektronix, Inc.	3,116
100	Teledyne Technologies, Inc. *	3,425
700	Tellabs, Inc. *	10,010
100	Thomas & Betts Corp. *	5,750
200	Transaction Systems Architects, Inc. *	7,812
100	Trident Microsystems, Inc. *	2,208
100	WESCO International, Inc. *	6,574
300	Western Digital Corp. *	6,105
		398,846
	Transportation — 2.1%
500	AMR Corp. *	12,330
100	Arkansas Best Corp.	4,121
200	Continental Airlines, Inc.-Class B *	4,960
100	EGL, Inc. *	4,507
100	Landstar System, Inc.	4,419
100	Pacer International, Inc.	2,951
100	Skywest, Inc.	2,323
100	US Airways Group, Inc. *	4,670
		40,281
	Utility — 1.4%
200	Centerpoint Energy, Inc.	2,398
100	Crown Castle International Corp. *	3,177
100	Duquesne Light Holdings, Inc.	1,623
100	Energen Corp.	3,388
100	NII Holdings, Inc.-Class B *	5,446
100	Southwestern Energy Co. *	3,230
400	Time Warner Telecom, Inc.-Class A *	6,092
		25,354
	TOTAL COMMON STOCKS (COST $1,803,870)	1,862,673

8

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.8%
34,745	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $34,748 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 5/15/09 and a market value, including accrued interest, of $35,440.	34,745
	TOTAL SHORT-TERM INVESTMENT(S) (COST $34,745)	34,745
	TOTAL INVESTMENTS — 101.3% (Cost $1,838,615)	1,897,418
	Other Assets and Liabilities (net) — (1.3%)	(24,812)
	TOTAL NET ASSETS — 100.0%	$1,872,606

9

GMO Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,838,615	$185,180	$(126,377)	$58,803

Notes to Schedule of Investments:
*	Non-income producing security.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved a transaction pursuant to which the Fund would transfer all of its assets and liabilities to John Hancock Growth Opportunities Fund in exchange for Class A shares of John Hancock Growth Opportunities Fund. The transaction was approved by the Fund’s shareholders on June 8, 2006. On June 12, 2006, all assets and liabilities were transferred to John Hancock Growth Opportunities Fund in a tax-free exchange for the Class A shares of John Hancock Growth Opportunities Fund which were then distributed tax-free to the shareholders of the Fund in complete liquidation of the Fund.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%
	Automotive — 2.7%
100	Aftermarket Technology Corp. *	2,428
400	American Axle & Manufacturing Holdings, Inc.	7,012
500	ArvinMeritor, Inc.	8,385
100	BorgWarner, Inc.	6,578
100	Cooper Tire & Rubber Co.	1,138
1,200	Goodyear Tire & Rubber Co. (The) *	15,264
500	Lear Corp.	11,850
300	Navistar International Corp. *	7,974
200	Superior Industries International, Inc.	3,678
200	Tenneco Automotive, Inc. *	4,768
500	TRW Automotive Holdings Corp. *	13,695
		82,770
	Construction — 13.2%
100	Aames Investment Corp. REIT	529
500	American Home Mortgage Acceptance Corp. REIT	16,685
100	American Woodmark Corp.	3,514
100	Ameron, Inc.	5,728
2,100	Annaly Mortgage Management, Inc. REIT	27,300
1,000	Anthracite Capital, Inc. REIT	11,260
1,300	Anworth Mortgage Asset Corp. REIT	10,270
300	Beazer Homes USA, Inc.	14,925
100	Capstead Mortgage Corp. REIT	736
100	CBL & Associates Properties, Inc. REIT	3,741
100	Cousins Properties, Inc. REIT	3,022
100	Crane Co.	4,018
100	Eagle Materials, Inc.	4,873
400	EMCOR Group, Inc. *	19,236
100	Equity Lifestyle Properties, Inc. REIT	4,315
100	Federal Realty Investment Trust	6,838
300	FelCor Lodging Trust, Inc. REIT	6,243
100	Heritage Property Investment Trust REIT	3,502
100	Highwoods Properties, Inc. REIT	3,100
100	Home Properties, Inc.	4,974
300	Hovnanian Enterprises, Inc. *	9,549
100	Jacobs Engineering Group, Inc. *	7,803
300	KB Home	15,360
100	Kilroy Realty Corp. REIT	6,633
100	Lennox International, Inc.	2,847
100	Louisiana-Pacific Corp.	2,426
100	M/I Schottenstein Homes, Inc.	3,600
300	MDC Holdings, Inc.	16,245
200	Meritage Homes Corp. *	10,718
2,100	MFA Mortgage Investments, Inc. REIT	14,238
300	Mission West Properties REIT	3,216
300	National Health Investors, Inc. REIT	8,028
100	New Century Financial Corp.	4,657
300	Quanta Services, Inc. *	4,995

1

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	RAIT Investment Trust REIT	5,040
200	Rayonier, Inc. REIT	7,778
300	Ryland Group, Inc.	14,763
100	Simpson Manufacturing Co., Inc.	3,469
500	Standard-Pacific Corp.	15,035
100	Technical Olympic USA, Inc.	1,806
300	Thor Industries, Inc.	14,424
1,500	Thornburg Mortgage, Inc. REIT	40,935
100	Universal Forest Products, Inc.	6,573
300	USG Corp. *	27,624
100	WCI Communities, Inc. *	2,119
100	Winnebago Industries, Inc.	2,838
		407,528
	Consumer Goods — 5.5%
300	Blyth, Inc.	6,345
300	Columbia Sportswear Co. *	14,199
300	Ethan Allen Interiors, Inc.	11,418
200	Fossil, Inc. *	3,646
500	Furniture Brands International, Inc.	10,760
500	Jones Apparel Group, Inc.	16,220
200	Kellwood Co.	6,238
200	K-Swiss, Inc.-Class A	5,276
500	La-Z-Boy, Inc.	7,480
1,000	Liz Claiborne, Inc.	38,670
200	Matthews International Corp.-Class A	6,952
100	Multimedia Games, Inc. *	1,121
100	Russell Corp.	1,825
100	Snap-On, Inc.	4,188
100	Stanley Furniture Co., Inc.	2,560
300	Timberland Co.-Class A *	8,289
400	Tupperware Corp.	8,228
200	Universal Corp.	7,372
200	Vector Group, Ltd.	3,358
59	Whirlpool Corp.	5,305
		169,450
	Financial — 26.1%
400	21st Century Insurance Group	6,048
500	Alfa Corp.	7,765
400	American Capital Strategies, Ltd.	13,700
600	American Financial Group, Inc.	25,296
400	AmeriCredit Corp. *	11,616
300	AmerUs Group Co.	17,442
200	Anchor Bancorp Wisconsin, Inc.	5,830
100	Argonaut Group, Inc. *	3,076
100	Arthur J. Gallagher & Co.	2,658
400	Associated Banc Corp.	13,224
600	Astoria Financial Corp.	18,156
100	Baldwin & Lyons, Inc.-Class B	2,350
400	Bancorpsouth, Inc.	10,408

2

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	Brown & Brown, Inc.	6,094
200	Chemical Financial Corp.	5,842
100	Chittenden Corp.	2,705
100	City National Corp.	7,273
200	Commerce Bancshares, Inc.	10,342
300	Commerce Group, Inc.	17,025
200	Community Bank System, Inc.	3,878
100	Community Trust Bancorp	3,403
100	Conseco, Inc. *	2,409
100	Cullen/Frost Bankers, Inc.	5,670
100	Delphi Financial Group, Inc.-Class A	5,287
300	Dime Community Bancshares	4,242
100	Downey Financial Corp.	6,810
100	Equifax, Inc.	3,608
300	Erie Indemnity Co.-Class A	15,180
200	FBL Financial Group, Inc.-Class A	7,156
100	Federal Agricultural Mortgage Corp.-Class C	2,505
900	First American Corp.	37,773
100	First Midwest Bancorp, Inc.	3,516
100	First State Bancorp	2,336
500	Flagstar Bancorp, Inc.	8,070
100	FNB Corp., PA	1,613
400	Fremont General Corp.	8,092
400	Friedman, Billings, Ramsey Group, Inc.-Class A	4,204
100	GATX Corp.	4,341
400	Great American Financial Resources, Inc.	7,824
100	Hancock Holding Co.	5,394
300	Hanover Insurance Group (The), Inc.	14,205
500	HCC Insurance Holdings, Inc.	15,345
100	Horace Mann Educators Corp.	1,675
400	IMPAC Mortgage Holdings, Inc. REIT	4,260
100	Independence Holding Co.	2,205
400	IndyMac Bancorp, Inc.	18,360
100	Investment Technology Group, Inc. *	4,730
100	Investors Financial Services Corp.	4,374
200	Irwin Financial Corp.	4,120
100	Kansas City Life Insurance Co.	4,578
200	LandAmerica Financial Group, Inc.	13,384
100	Leucadia National Corp.	6,404
100	MAF Bancorp, Inc.	4,329
300	Mercury General Corp.	16,785
300	MoneyGram International, Inc.	10,494
400	Nationwide Financial Services, Inc.-Class A	17,320
400	New York Community Bancorp, Inc.	6,664
100	Novastar Financial, Inc. REIT	3,148
100	Odyssey Re Holdings Corp.	2,448
100	Ohio Casualty Corp.	2,987
1,250	Old Republic International Corp.	26,712
200	Phoenix Cos. (The), Inc.	2,836
200	PMA Capital Corp.-Class A *	2,070
800	PMI Group (The), Inc.	36,400

3

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Presidential Life Corp.	2,501
500	Protective Life Corp.	22,160
400	Radian Group, Inc.	24,448
150	Raymond James Financial, Inc.	4,397
500	Redwood Trust, Inc. REIT	22,980
500	Reinsurance Group of America, Inc.	23,725
300	Republic Bancorp, Inc.	3,261
200	Saxon Capital, Inc. REIT	2,230
400	StanCorp Financial Group, Inc.	19,528
100	State Auto Financial Corp.	3,250
300	Stewart Information Services Corp.	11,403
400	TCF Financial Corp.	10,680
400	Transatlantic Holdings, Inc.	23,000
100	Triad Guaranty, Inc. *	5,413
200	Trustco Bank Corp., NY	2,198
400	Trustmark Corp.	12,004
100	United Fire & Casualty Co.	3,135
200	United Rentals, Inc. *	6,516
100	Universal American Financial Corp. *	1,399
550	W.R. Berkley Corp.	18,904
27	Wachovia Corp.	1,445
300	Washington Federal, Inc.	6,882
200	Webster Financial Corp.	9,698
200	Wilmington Trust Corp.	8,542
		805,693
	Food & Beverage — 2.5%
200	Chiquita Brands International, Inc.	2,862
300	Del Monte Foods Co.	3,552
200	Flowers Foods, Inc.	5,814
200	Gold Kist, Inc. *	2,998
100	J&J Snack Foods Corp.	3,235
100	Molson Coors Brewing Co.-Class B	6,478
300	NBTY, Inc. *	7,866
100	Sanderson Farms, Inc.	3,062
500	Smithfield Foods, Inc. *	13,905
1,600	Tyson Foods, Inc.-Class A	25,616
		75,388
	Health Care — 8.2%
200	Apria Healthcare Group *	3,840
200	BioScrip, Inc. *	1,110
100	Community Health Systems, Inc. *	3,770
100	DENTSPLY International, Inc.	5,980
900	Health Net, Inc. *	38,718
200	Henry Schein, Inc. *	9,218
200	Humana, Inc. *	10,126
200	Idexx Laboratories, Inc. *	15,286
100	Kindred Healthcare, Inc. *	2,536
2,400	King Pharmaceuticals, Inc. *	42,672
700	Lincare Holdings, Inc. *	26,110

4

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

300	Omnicare, Inc.	13,908
300	Owens & Minor, Inc.	8,910
200	Pediatrix Medical Group, Inc. *	9,238
600	Pharmaceutical Product Development, Inc.	21,798
200	Regeneron Pharmaceuticals, Inc. *	2,588
100	ResMed, Inc. *	4,546
100	Sunrise Senior Living, Inc. *	3,349
200	Techne Corp. *	10,936
400	Tenet Healthcare Corp. *	3,168
200	Universal Health Services, Inc.-Class B	10,152
200	Watson Pharmaceuticals, Inc. *	5,066
		253,025
	Machinery — 1.7%
100	AGCO Corp. *	2,446
100	Cummins, Inc.	11,021
200	Flowserve Corp. *	10,636
100	Lincoln Electric Holdings, Inc.	5,496
100	Oceaneering International, Inc. *	7,500
100	Stanley Works (The)	4,855
100	Terex Corp. *	9,150
100	Transmontaigne, Inc. *	1,150
		52,254
	Manufacturing — 1.8%
100	Barnes Group, Inc.	4,129
100	Kaman Corp.-Class A	1,860
100	Longview Fibre Co.	2,554
200	Mueller Industries, Inc.	6,530
200	Myers Industries, Inc.	3,180
100	Owens-IIlinois, Inc. *	1,700
100	Reliance Steel & Aluminum Co.	8,061
200	SPX Corp.	10,522
200	Temple-Inland, Inc.	8,602
100	Timken Co. (The)	3,143
100	Trinity Industries, Inc.	6,234
		56,515
	Metals & Mining — 0.6%
200	Arch Coal, Inc.	9,670
100	CONSOL Energy, Inc.	8,825
		18,495
	Oil & Gas — 0.9%
100	Giant Industries, Inc. *	6,320
100	Helmerich & Payne, Inc.	6,576
100	Houston Exploration Co. (The) *	5,329
200	Stone Energy Corp. *	9,970
		28,195
	Primary Process Industry — 2.1%
100	Airgas, Inc.	3,829
300	AK Steel Holding Corp. *	4,035

5

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Castle (A.M.) & Co.	2,770
200	Commercial Metals Co.	4,922
100	FMC Corp.	6,457
100	HB Fuller Co.	4,825
300	Hercules, Inc. *	4,641
100	Metal Management, Inc.	3,139
100	NewMarket Corp.	4,840
100	Olympic Steel, Inc.	3,332
200	Ryerson Tull, Inc.	5,220
100	Schweitzer-Mauduit International	2,537
400	Sensient Technologies Corp.	8,072
100	Steel Technologies, Inc.	1,876
300	Worthington Industries, Inc.	5,109
		65,604
	Retail Stores — 10.9%
100	Abercrombie & Fitch Co.-Class A	5,785
400	Asbury Automotive Group, Inc. *	8,344
100	Barnes & Noble, Inc.	3,818
500	BJ’s Wholesale Club, Inc. *	14,750
150	Brown Shoe Co., Inc.	5,277
100	Building Materials Holding Corp.	2,852
200	Casey’s General Stores, Inc.	4,478
100	Cato Corp.-Class A	2,359
100	CDW Corp.	5,593
200	Charming Shoppes, Inc. *	2,228
100	Chico’s FAS, Inc. *	2,997
100	Circuit City Stores, Inc.	3,004
300	Claire’s Stores, Inc.	8,151
100	Conn’s, Inc. *	2,892
800	Dollar Tree Stores, Inc. *	21,144
500	Family Dollar Stores, Inc.	12,490
300	Great Atlantic & Pacific Tea Co.	7,560
300	Group 1 Automotive, Inc.	18,231
100	Ingles Markets, Inc.-Class A	1,727
300	Insight Enterprises, Inc. *	5,442
200	Lithia Motors, Inc.-Class A	6,400
200	Longs Drug Stores Corp.	9,208
100	OfficeMax, Inc.	4,133
700	O’Reilly Automotive, Inc. *	22,183
100	Pantry (The), Inc. *	5,780
200	Pathmark Stores, Inc. *	1,870
400	Payless ShoeSource, Inc. *	10,672
300	RadioShack Corp.	5,046
600	Rent-A-Center, Inc. *	14,268
100	Retail Ventures, Inc. *	1,525
500	Ross Stores, Inc.	14,125
200	Ruddick Corp.	4,688
300	Smart & Final, Inc. *	5,145
400	Sonic Automotive, Inc.	9,572
900	Supervalu, Inc.	26,244

6

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

400	Systemax, Inc. *	2,992
300	Talbots, Inc.	6,381
200	Tiffany & Co.	6,838
100	Too, Inc. *	4,100
500	United Auto Group, Inc.	21,070
100	Weis Markets, Inc.	4,004
300	Williams-Sonoma, Inc.	10,845
		336,211
	Services — 7.6%
500	Applebee’s International, Inc.	10,110
266	Aqua America, Inc.	6,240
100	Banta Corp.	4,946
600	BearingPoint, Inc. *	4,818
100	Bob Evans Farms, Inc.	2,789
500	Brinker International, Inc.	18,350
100	Career Education Corp. *	3,259
200	CBRL Group, Inc.	7,486
100	CDI Corp.	2,945
300	Darden Restaurants, Inc.	10,623
300	Factset Research Systems, Inc.	13,473
200	Handleman Co.	1,704
100	IHOP Corp.	4,802
300	ITT Educational Services, Inc. *	19,500
200	Jack in the Box, Inc. *	8,332
100	Kelly Services, Inc.-Class A	2,706
400	Manpower, Inc.	26,332
100	Nash Finch Co.	2,323
300	OSI Restaurant Partners, Inc.	11,004
100	O’Charley’s, Inc. *	1,665
300	Papa John’s International, Inc. *	9,438
400	Performance Food Group Co. *	13,036
100	Rare Hospitality International, Inc. *	3,075
100	Regis Corp.	3,468
200	Ruby Tuesday, Inc.	5,562
300	Ryan’s Restaurant Group, Inc. *	3,711
600	Sabre Holdings Corp.	12,840
100	Service Corp. International	799
150	Sonic Corp. *	3,276
200	Valassis Communications, Inc. *	5,798
200	World Fuel Services Corp.	9,990
		234,400
	Technology — 8.8%
100	AAR Corp. *	2,408
100	ADC Telecommunications, Inc. *	1,792
300	Advanced Digital Information Corp. *	3,561
100	Alliant Techsystems, Inc. *	7,806
100	AO Smith Corp.	4,395
200	Applera Corp.-Applied Biosystems Group	5,920
700	Arrow Electronics, Inc. *	22,750

7

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,000	Avnet, Inc. *	22,080
500	AVX Corp.	8,185
800	BEA Systems, Inc. *	10,848
200	Bell Microproducts, Inc. *	1,208
180	Brightpoint, Inc. *	3,848
200	Citrix Systems, Inc. *	7,516
100	Cohu, Inc.	1,733
700	Convergys Corp. *	13,048
100	CSG Systems International, Inc. *	2,328
300	Deluxe Corp.	6,447
100	Diebold, Inc.	4,251
200	Electronics for Imaging *	4,686
200	Energizer Holdings, Inc. *	10,452
100	General Cable Corp. *	3,226
100	Greatbatch, Inc. *	2,269
100	Harris Corp.	4,072
1,200	Ingram Micro, Inc.-Class A *	20,712
200	Intersil Corp.-Class A	5,362
100	JDA Software Group, Inc. *	1,392
300	Lightbridge, Inc. *	3,510
200	LSI Logic Corp. *	1,946
100	Mantech International Corp.-Class A *	3,385
100	Maximus, Inc.	3,179
100	MKS Instruments, Inc. *	2,183
100	Plexus Corp. *	3,933
400	QLogic Corp. *	7,152
500	RF Micro Devices, Inc. *	3,625
100	ScanSource, Inc. *	5,888
200	StarTek, Inc.	3,016
100	SYKES Enterprises, Inc. *	1,724
200	SYNNEX Corp. *	3,588
400	Synopsys, Inc. *	8,172
500	Tech Data Corp. *	18,150
100	Teleflex, Inc.	6,134
200	Tellabs, Inc. *	2,860
400	Unisys Corp. *	2,632
100	United Stationers, Inc. *	4,642
100	Woodward Governor Co.	3,166
		271,180
	Transportation — 0.7%
100	AMR Corp. *	2,466
100	Arkansas Best Corp.	4,121
100	Continental Airlines, Inc.-Class B *	2,480
800	ExpressJet Holdings, Inc. *	4,696
200	Mesa Air Group, Inc. *	1,916
100	SCS Transportation, Inc. *	2,447
100	Skywest, Inc.	2,323
23	US Airways Group, Inc. *	1,074
		21,523

8

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Utility — 4.3%
100	Alliant Energy Corp.	3,440
2,400	Centerpoint Energy, Inc.	28,776
600	CenturyTel, Inc.	21,450
700	CMS Energy Corp. *	8,988
200	Duquesne Light Holdings, Inc.	3,246
100	Energy East Corp.	2,384
100	Great Plains Energy, Inc.	2,787
100	IDACORP, Inc.	3,341
100	MDU Resources Group, Inc.	3,548
100	Northeast Utilities	2,023
100	NSTAR	2,766
900	Pepco Holdings, Inc.	20,664
100	Puget Energy, Inc.	2,119
100	SCANA Corp.	3,812
100	Sierra Pacific Resources *	1,385
100	Talk America Holdings, Inc. *	780
900	TECO Energy, Inc.	13,518
200	Time Warner Telecom, Inc.-Class A *	3,046
100	Unisource Energy Corp.	3,030
		131,103
	TOTAL COMMON STOCKS (COST $2,991,988)	3,009,334

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.1%
96,429	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $96,438 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $98,357.	96,429
	TOTAL SHORT-TERM INVESTMENT(S) (COST $96,429)	96,429
	TOTAL INVESTMENTS — 100.7% (Cost $3,088,417)	3,105,763
	Other Assets and Liabilities (net) — (0.7%)	(20,987)
	TOTAL NET ASSETS — 100.0%	$3,084,776

9

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,088,417	$200,951	$(183,605)	$17,346

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved the liquidation and termination of the Fund. On June 8, 2006, all shareholder proceeds were distributed and the Fund was liquidated.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Special Purpose Holding Fund
(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Description	Value ($)
DEBT OBLIGATIONS — 99.7% (a)
Asset-Backed Securities — 99.7%
Health Care Receivables — 99.7%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b)	544,500
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b)	572,000
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b)	1,456,000
2,572,500
Total Asset-Backed Securities	2,572,500
TOTAL DEBT OBLIGATIONS (COST $0)	2,572,500
TOTAL INVESTMENTS — 99.7% (Cost $0)	2,572,500
Other Assets and Liabilities (net) — 0.3%	8,860
TOTAL NET ASSETS — 100.0%	$2,581,360

Notes to Schedule of Investments:

As of May 31, 2006, the approximate cost for U.S Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,884,922	$—	$(4,312,422)	$(4,312,422)

Certain investments in securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 100% of net assets.

(a)           Owned by GMO SPV I, LLC. GMO SPV I, LLC is an 75.0% subsidiary of GMO Special Purpose Holding Fund.

(b)          Security in default.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

1

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATION(S) — 4.9%
	United States — 4.9%
	U.S. Government
20,000,000	U.S. Treasury Note, 4.88%, due 05/15/09 (a)	19,915,625
	TOTAL DEBT OBLIGATION(S) (COST $19,917,188)	19,915,625

Shares	Description	Value ($)
	MUTUAL FUND(S) — 91.7%
	Affiliated Issuer(s) — 91.7%
1,112,747	GMO Emerging Country Debt Fund, Class III	12,151,200
10,798,303	GMO Short-Duration Collateral Fund	280,000,000
3,173,114	GMO World Opportunity Overlay Fund	81,200,000
	TOTAL MUTUAL FUND(S) (COST $373,400,000)	373,351,200
	TOTAL INVESTMENTS — 96.6% (Cost $393,317,188)	393,266,825
	Other Assets and Liabilities (net) — 3.4%	13,865,424
	TOTAL NET ASSETS — 100.0%	$407,132,249

1

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$393,317,188	$—	$(50,363)	$(50,363)

Investments in Affiliated Issuers

GMO Strategic Fixed Income Fund (the “Fund”) makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the period ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$—	$12,200,000	$—	$—	$—	$12,151,200
GMO Short-Duration Collateral Fund	—	280,000,000	—	—	—	280,000,000
GMO World Opportunity Overlay Fund	—	81,200,000	—	—	—	81,200,000
Totals	$—	$373,400,000	$—	$—	$—	$373,351,200

2

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
8/29/06	CAD	16,900,000	$15,378,487	$(12,293)
6/27/06	CHF	33,900,000	27,893,423	(104,132)
6/20/06	GBP	6,000,000	11,223,791	(11,509)
				$(127,934)
Sales
8/08/06	AUD	16,900,000	12,700,539	$(159)
6/02/06	CHF	874,000	717,246	1,504
7/11/06	EUR	26,800,000	34,427,156	58,414
7/25/06	JPY	5,920,000,000	52,986,088	78,576
7/18/06	NZD	19,600,000	12,425,223	393
6/02/06	SEK	11,743,000	1,624,654	1,575
				$140,303

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
6/13/06	EUR	4,700,000	SEK	43,522,705	$(119)
8/01/06	EUR	23,000,000	NOK	179,285,000	3,818
					$3,699

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
128	EURO Bobl	June 2006	$18,009,308	$(2,024)
262	EURO Bund	June 2006	38,961,095	2,571
				$547
Sales
252	Australian Government Bond 3 Yr.	June 2006	$19,119,235	$(756)
145	Australian Government Bond 10 Yr.	June 2006	11,139,263	3,730
720	Canadian Government Bond 10 Yr.	September 2006	72,575,216	76,278
27	Japanese Government Bond 10 Yr. (LIF)	June 2006	32,005,598	(8,600)
86	U.S. Long Bond	September 2006	9,134,812	(2,988)
211	U.S. Treasury Note 2 Yr.	September 2006	42,879,156	(738)
147	U.S. Treasury Note 5 Yr.	September 2006	15,230,578	(2,811)

3

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

160	U.S. Treasury Note 10 Yr.	September 2006	16,787,500	0
233	UK Gilt Long Bond	September 2006	47,849,153	1,282
				$ 65,397

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
170,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	$(157,461)
200,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(505,679)
100,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(374,906)
13,500,000	CHF	9/20/2013	Merrill Lynch	Receive	2.60%	6 month CHF LIBOR	(258,004)
100,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(601,270)
17,000,000	CHF	9/20/2016	Merrill Lynch	Receive	2.70%	6 month CHF LIBOR	(509,532)
							$(2,406,852)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
375,000,000	USD	8/31/2006	Merrill Lynch	1 month LIBOR - 0.13%	Merrill Lynch 1-3 Year Treasury Index	$0

4

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:
LIBOR – London Interbank Offered Rate
STIBOR – Stockholm Interbank Offered Rate
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 34.5% of net assets.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of the underlying fund(s) and other mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source). Securities held by the underlying fund(s) may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

5

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of May 31, 2006.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract with a futures clearing broker, the Fund is required to deposit, with the futures clearing broker, an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options

The Fund may write call and put options on futures, securities or currencies. Writing options increases the Fund’s exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to

6

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund’s exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

7

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in

8

GMO Strategic Fixed Income Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. For the period ended May 31, 2006, the Fund did not participate in securities lending.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

9

GMO Strategic Opportunities Allocation Fund
(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 100.0%
	Affiliated Issuer(s) — 100.0%
5,923,057	GMO Core Plus Bond Fund, Class IV	60,652,102
95,982	GMO Emerging Country Debt Fund, Class IV	1,048,124
3,258,673	GMO Emerging Markets Quality Fund, Class VI	33,173,286
1,173,262	GMO Inflation Indexed Plus Bond Fund, Class VI	29,331,554
1,242,501	GMO International Bond Fund, Class III	12,412,589
2,463,421	GMO International Growth Equity Fund, Class III	77,055,823
2,275,318	GMO International Intrinsic Value Fund, Class IV	77,884,138
79,541	GMO International Small Companies Fund, Class III	1,235,267
1,053,375	GMO Strategic Fixed Income Fund, Class VI	26,334,384
2,431,898	GMO U.S. Core Equity Fund, Class VI	33,706,104
1,584,868	GMO U.S. Quality Equity Fund, Class IV	31,095,106
	TOTAL MUTUAL FUND(S) (COST $367,830,052)	383,928,477

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
12,499	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $12,500 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $12,749.	12,499
	TOTAL SHORT-TERM INVESTMENT(S) (COST $12,499)	12,499
	TOTAL INVESTMENTS — 100.0% (Cost $367,842,551)	383,940,976
	Other Assets and Liabilities (net) — 0.0%	(18,502)
	TOTAL NET ASSETS — 100.0%	$383,922,474

1

GMO Strategic Opportunities Allocation Fund
(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$367,988,263	$18,594,286	$(2,641,573)	$15,952,713

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Core Plus Bond Fund, Class IV	$57,865,320	$3,292,500	$—	$—	$—	$60,652,102
GMO Currency Hedged International Bond Fund, Class III	9,229,127	—	9,116,826	—	—	—
GMO Currency Hedged International Equity Fund, Class III	1,005,543	189,357	1,071,366	13,082	176,275	—
GMO Domestic Bond Fund, Class VI	7,382,206	3,759	7,318,303	3,759	—	—
GMO Emerging Country Debt Fund, Class IV	1,084,598	—	—	—	—	1,048,124
GMO Emerging Markets Quality Fund, Class VI	33,857,607	—	—	—	—	33,173,286
GMO Inflation Indexed Bond Fund, Class III	10,255,231	17,321,786	27,331,554	160,420	—	—

2

GMO Strategic Opportunities Allocation Fund
(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

GMO Inflation Indexed Plus Bond Fund, Class VI	—	29,331,554	—	—	—	29,331,554
GMO International Bond Fund, Class III	11,890,420	—	—	—	—	12,412,589
GMO International Growth Equity Fund, Class III	83,734,942	700,000	11,575,600	—	—	77,055,823
GMO International Intrinsic Value Fund, Class IV	83,292,632	1,700,000	11,539,857	—	—	77,884,138
GMO International Small Companies Fund, Class III	1,187,543	—	—	—	—	1,235,267
GMO Strategic Fixed Income Fund, Class VI	—	26,334,384	—	—	—	26,334,384
GMO U.S. Core Equity Fund, Class VI	34,538,207	647,987	—	147,987	—	33,706,104
GMO U.S. Quality Equity Fund, Class IV	31,257,649	1,660,642	—	160,642	—	31,095,106
Totals	$366,581,025	$81,181,969	$67,953,506	$485,890	$176,275	$383,928,477

3

GMO Strategic Opportunities Allocation Fund
(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund, or underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 42.9% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on modeling tools by a third party vendor.

Certain investments in securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund or the underlying fund(s). As of May 31, 2006, the total value of these securities represented 13.6% of net assets.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%
	Taiwan — 99.4%
1,010,000	Accton Technology Corp *	628,766
3,741,746	Acer Inc	6,102,930
218,000	Advanced Semiconductor Engineering Inc	222,707
2,358,000	Arima Computer Corp *	659,784
3,055,761	Asia Cement Corp	2,300,477
8,513,490	Asustek Computer Inc	20,006,130
3,043,450	AU Optronics Corp	4,444,007
73,000	Catcher Technology Co	873,516
289,000	Chang Hwa Bank	188,137
2,846,180	Cheng Loong Corp *	969,611
7,702,000	China Bills Finance Corp	2,436,294
16,854,037	China Development Financial Holding Corp *	6,313,622
969,000	China Manmade Fibers	242,811
1,793,677	Chinatrust Financial Holding Co	1,440,070
1,685,770	Chung Hung Steel Corp	632,752
1,389,200	Chung Hwa Pulp Corp	626,309
3,044,000	Chunghwa Picture Tubes Ltd	774,773
4,581,000	Chunghwa Telecom Co Ltd	8,593,704
5,300	Chunghwa Telecom Co Ltd ADR	108,597
86,000	Compal Communications Inc	512,385
1,981,122	Compal Electronics Inc	2,018,073
1,264,000	Compeq Manufacturing Co Ltd *	585,547
890,000	Continental Engineering Corp	497,564
3,118,203	Delta Electronics Inc	8,678,192
634,000	Elitegroup Computer Systems *	403,100
2,871,500	Evergreen Marine Corp	1,959,361
3,570,772	Far Eastern International Bank	1,542,348
4,011,573	Far Eastern Textile Co Ltd	3,084,021
924,000	Far Eastone Telecommunications Co Ltd	1,142,062
4,782,750	Federal Corp	3,181,279
4,169,592	Formosa Chemicals & Fibre Co	6,490,428
1,371,755	Formosa Petrochemical Corp	2,528,363
5,285,917	Formosa Plastics Corp	7,927,902
3,213,000	Formosa Taffeta Co Ltd	1,680,007
206,000	Foxconn Technology Co Ltd	1,625,920
2,251,000	Fubon Financial Holding Co Ltd	1,979,903
108,000	Giant Manufacturing Inc	173,157
658,000	Gigabyte Technology Co Ltd	488,083
4,962,080	Goldsun Development & Construction Co Ltd *	2,121,543
2,593,000	Grand Pacific Petrochem *	634,559
610,760	High Tech Computer Corp	17,985,709
4,113,396	Hon Hai Precision Industry Co Ltd	26,370,868
123,000	Hotai Motor Company Ltd	276,353
1,147,395	Hua Nan Financial Holdings Co Ltd	805,501
7,092,453	Inventec Co Ltd	4,801,238
6,249,920	KGI Securities Co Ltd	2,023,171
2,509,702	Kinpo Electronics	1,001,170

1

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

103,000	Largan Precision Co Ltd	2,185,268
496,000	Lee Chang Yung Chem Industries	377,177
310,248	Les Enphants Co Ltd	235,822
2,687,040	Lite-On Technology Corp	4,182,539
3,734,039	Macronix International *	1,086,642
483,325	MediaTek Inc	5,393,393
7,324,000	Mega Financial Holdings Co Ltd	5,220,468
1,691,500	Micro-Star International Co Ltd	950,023
297,000	Nien Hsing Textile Co Ltd	163,230
193,000	Nien Made Enterprise	216,624
677,587	Novatek Microelectronics	3,885,290
1,495,690	Oriental Union Chemical	961,374
342,000	Phoenix Precision Technology Corp	793,177
55,000	Powertech Technology Inc	164,801
1,615,555	Quanta Computer Inc	2,419,313
104,000	Radiant Opto-Electronics	203,418
1,864,300	Realtek Semiconductor Corp	2,111,987
5,562,000	Sampo Corp *	970,793
951,588	Shin Kong Financial Holdings	974,467
1,173,831	Siliconware Precision Industries Co	1,473,732
3,301,473	Sinopac Holdings Co *	1,621,839
2,570,516	Systex Corp *	708,182
1,003,000	Taichung Commercial Bank *	201,223
4,024,634	Taishin Financial Holdings Co Ltd	2,603,907
7,121,000	Taiwan Cellular Corp	7,102,239
7,726,205	Taiwan Cement Corp	6,544,181
159,000	Taiwan FU Hsing Ind Co Ltd	179,239
21,311,891	Taiwan Semiconductor Manufacturing Co Ltd	39,966,365
235,409	Taiwan Semiconductor Manufacturing Co Ltd ADR	2,229,323
3,235,000	Taiwan TEA Corp *	701,339
3,725,000	Tatung Co *	1,627,895
288,720	Tsann Kuen Enterprises Co Ltd	391,488
1,060,000	TSRC Corp	741,361
862,000	Tung Ho Steel Enterprise	736,485
182,000	TXC Corp	287,961
1,044,000	U-Ming Marine Transport Co	1,164,447
1,098,000	Uni-President Enterprises Corp	803,112
8,881,578	Walsin Lihwa Corp	3,797,024
2,447,463	Wan Hai Lines Ltd	1,718,274
4,003,000	Waterland Financial Holdings	1,296,505
533,330	WUS Printed Circuit Co Ltd	221,032
667,296	Ya Hsin Industrial Co Ltd	612,981
3,842,252	Yang Ming Marine Transport	2,392,031
3,780,000	Yieh Phui Enterprise	1,406,748
299,475	Yulon Motor Co Ltd	348,291
168,720	Zyxel Communications Corp	301,924
		273,757,738
	TOTAL COMMON STOCKS (COST $231,719,292)	273,757,738

2

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
100,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	100,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $100,000)	100,000
	TOTAL INVESTMENTS — 99.4% (Cost $231,819,292)	273,857,738
	Other Assets and Liabilities (net) — 0.6%	1,619,368
	TOTAL NET ASSETS — 100.0%	$275,477,106

3

GMO Taiwan Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$232,235,735	$53,135,963	$(11,513,960)	$41,622,003

Notes to Schedule of Investments:
ADR – American Depositary Receipt
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 98.5% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

4

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.4%
	Australia — 1.9%
84,857	Australia and New Zealand Banking Group Ltd	1,695,092
127,516	BHP Billiton Ltd	2,775,237
104,004	Boral Ltd	713,569
45,208	Commonwealth Bank of Australia	1,473,312
156,685	General Property Trust Units	481,135
17,311	Macquarie Bank Ltd	840,282
98,120	National Australia Bank Ltd	2,606,479
85,756	Rinker Group Ltd	1,207,858
22,200	Rio Tinto Ltd	1,307,812
109,011	Santos Ltd	947,734
49,785	Woodside Petroleum Ltd	1,648,671
141,450	Woolworths Ltd	1,986,168
		17,683,349
	Austria — 1.0%
5,938	Boehler Uddeholm (Bearer)	1,235,474
5,929	Flughafen Wien AG	436,974
441	Lenzing AG	103,568
87,050	OMV AG	5,067,763
14,945	Voestalpine AG	2,121,757
		8,965,536
	Belgium — 1.3%
6,470	Colruyt SA	996,545
18,354	Delhaize Group	1,178,615
115,924	Dexia	2,844,563
147,719	Fortis	5,392,468
40,452	UCB SA	2,114,477
		12,526,668
	Brazil — 0.3%
8,719	Banco do Brasil SA	211,895
18,000	Companhia de Concessoes Rodoviarias	134,270
16,000	Compania Vale do Rio Doce	366,703
7,992,200	Electrobras (Centro)	148,612
409	Itausa-Investimentos Itau SA	1,555
14,156	Net Servicos de Comunicacao SA *	428
35,400	Petroleo Brasileiro SA (Petrobras)	771,529
3,200	Petroleo Brasileiro SA (Petrobras) ADR	277,920
7,600	Unibanco-Uniao de Bancos Brasileiros SA GDR	485,108
		2,398,020
	Canada — 1.3%
86,664	Canadian Natural Resources	4,563,334
36,664	EnCana Corp	1,849,343
15,700	National Bank of Canada	873,869
71,200	Petro-Canada	3,233,249

1

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

49,000	Royal Bank of Canada	2,001,816
		12,521,611
	China — 0.5%
182,000	Aluminum Corp of China Ltd	145,993
1,622,000	China Construction Bank Class H	703,008
310,000	China Life Insurance Co Ltd Class H	461,932
218,000	China Mobile Ltd	1,124,477
1,310,000	China Petroleum & Chemical Corp Class H	786,637
6,300	China Telecom Corp Ltd ADR	205,254
288,300	China Telecom Corp Ltd Class H	93,520
526,000	CNOOC Ltd	404,234
954,000	PetroChina Co Ltd Class H	1,032,202
		4,957,257
	Finland — 2.5%
86,600	Fortum Oyj	2,155,955
23,000	Kemira Oyj	380,754
60,900	Metso Oyj	2,170,029
477,000	Nokia Oyj	10,229,997
25,300	Orion-Yhtymae Oyj	527,292
70,750	Rautaruukki Oyj	2,126,100
208,062	Sampo Oyj Class A	4,004,972
65,000	YIT Oyj	1,651,169
		23,246,268
	France — 8.7%
110,301	Arcelor	4,711,177
55,125	Axa	1,918,393
164,450	BNP Paribas	15,342,829
4,173	Bongrain SA	286,256
28,251	Business Objects SA *	831,529
38,074	Carrefour SA	2,210,751
21,063	Casino Guichard-Perrachon SA	1,612,695
5,024	Chargeurs International SA	139,388
36,812	Cie de Saint-Gobain	2,579,673
57,105	Credit Agricole SA	2,132,579
693	Elf Gabon	608,634
2,228	Esso S.A.F.	499,314
21,176	L’Oreal SA	1,896,555
21,643	LVMH Moet Hennessy Louis Vuitton SA	2,128,978
86,816	Peugeot SA	5,523,187
67,905	Renault SA	7,815,410
8,419	Sanofi-Aventis	794,391
20,533	Schneider Electric SA	2,131,527
21,654	Societe Generale	3,339,315
16,784	Suez Lyon des Eaux VVPR Strip *	215
16,784	Suez SA Class B	646,839
350,260	Total SA	22,718,845

2

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,550	Vallourec SA	1,945,882
		81,814,362
	Germany — 8.5%
8,233	Adidas-Salomon AG	1,634,602
22,500	Allianz AG (Registered)	3,492,238
48,666	Altana AG	2,893,956
22,888	Bayer AG	1,027,586
93,052	Bayerische Motoren Werke AG	4,798,543
118,700	Commerzbank AG	4,463,956
78,072	DaimlerChrysler AG (Registered)	4,103,631
54,500	Deutsche Bank AG (Registered)	6,262,933
24,100	Deutsche Boerse AG	3,135,516
71,870	E. On AG	8,325,317
12,000	IWKA AG	324,838
36,900	MAN AG	2,660,373
30,200	Merck KGaA	3,087,624
41,800	Muenchener Rueckversicherungs AG (Registered)	5,651,858
15,900	RWE AG	1,360,035
33,684	Salzgitter AG	2,935,861
9,100	SAP AG	1,917,003
40,800	Schering AG	4,450,289
67,861	Suedzucker AG	1,675,359
217,625	ThyssenKrupp AG	7,468,024
140,800	TUI AG	2,862,904
71,671	Volkswagen AG	5,075,605
		79,608,051
	Greece — 0.1%
12,465	National Bank of Greece SA	529,800
	Hong Kong — 0.6%
88,000	Cheung Kong Holdings Ltd	949,726
320,400	CLP Holdings Ltd	1,836,890
320,000	Hang Lung Group Co Ltd	738,268
409,000	Hong Kong Electric Holdings Ltd	1,801,133
		5,326,017
	India — 0.1%
8,100	Reliance Industries GDR *	124,299
14,700	Reliance Industries Ltd GDR *	598,290
		722,589
	Ireland — 0.5%
38,104	Anglo Irish Bank Corp	593,935
54,896	Bank of Ireland	959,861
89,154	CRH Plc	3,002,072
79,446	Greencore Group	401,609
		4,957,477
	Israel — 0.2%
71,000	Bank Hapoalim B.M.	330,135
11,000	Check Point Software Technologies Ltd *	212,520

3

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

24,100	Teva Pharmaceutical Industries ADR	877,481
		1,420,136
	Italy — 2.4%
125,000	Banca Intesa SPA-Di RISP	665,559
333,754	Banca Monte dei Paschi di Siena SPA	1,946,123
40,000	Banca Popolare di Milano	500,725
135,400	Capitalia SPA	1,121,306
482,760	ENI SPA	14,556,852
166,303	Fiat SPA *	2,230,375
58,812	Mediobanca SPA	1,185,387
		22,206,327
	Japan — 25.4%
16,270	Acom Co Ltd	963,441
92,400	Aeon Co Ltd	1,978,863
110,000	AIOI Insurance Co Ltd	751,519
52,000	Chiyoda Corp	1,025,008
131,900	Chubu Electric Power Co Inc	3,634,501
25,200	Chugoku Electric Power Co Inc	539,595
182,000	Cosmo Oil Co Ltd	880,305
70,650	Daiei Inc *	1,605,863
114,941	Daiichi Sankyo Co Ltd	3,141,504
266,400	Daikyo Inc *	1,235,114
8,500	Daito Trust Construction Co Ltd	464,373
246,000	Daiwa Securities Group Inc	3,054,042
63,700	Eisai Co Ltd	2,901,789
28,300	Fanuc Ltd	2,524,655
322,000	Fuji Heavy Industries Ltd	1,913,446
268,000	Furukawa Electric Co Ltd	1,717,748
776,500	Haseko Corp *	2,698,299
292,400	Honda Motor Co Ltd	19,280,666
57,000	Hoya Corp	2,184,974
47,000	Ibiden Co Ltd	2,370,855
675,000	Ishikawajima-Harima Heavy Industries Co Ltd	2,171,722
426,000	Isuzu Motors Ltd	1,491,087
633,000	Itochu Corp	5,391,184
66,000	JACCS Co Ltd	698,317
213,000	Japan Steel Works Ltd (The)	1,477,666
330	Japan Tobacco Inc	1,178,671
58,000	Kamigumi Co Ltd	472,483
34,000	Kandenko Co	265,563
122,000	Kansai Electric Power Co Inc	2,907,158
100,000	Kao Corp	2,495,005
1,055	KK DaVinci Advisors *	1,132,916
658,000	Kobe Steel Ltd	2,182,665
246,000	Komatsu Ltd	4,959,725
36,000	Kyudenko Corp	218,310
74,300	Kyushu Electric Power Co Inc	1,726,426
566,000	Marubeni Corp	3,080,017
37,000	Matsushita Electric Industrial Co Ltd	805,094

4

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

473,000	Mazda Motor Corp	2,861,057
312,400	Mitsubishi Corp	6,638,553
100,000	Mitsubishi Estate Co Ltd	1,969,055
538,000	Mitsubishi Heavy Industries	2,392,504
295,200	Mitsubishi Materials Corp	1,329,564
1,219,000	Mitsubishi Motors Corp *	2,395,094
729	Mitsubishi Tokyo Financial Group Inc	10,016,982
162,000	Mitsui & Co	2,297,807
158,000	Mitsui OSK Lines Ltd	1,114,396
308,284	Mitsui Trust Holding Inc	3,712,757
670	Mizuho Financial Group Inc	5,449,683
47,000	Nagase & Co	666,351
60,000	Nikko Cordial Corp	885,324
76,000	Nikon Corp	1,475,941
43,000	Nippon Corp	388,565
146,000	Nippon Shinpan Co Ltd	1,227,437
499,000	Nippon Steel Corp	1,874,080
904	Nippon Telegraph & Telephone Corp	4,474,025
228,000	Nippon Yusen Kabushiki Kaisha	1,479,630
107,000	Nissan Chemical Industries Ltd	1,474,834
848,000	Nissan Motor Co	10,265,171
78,100	Nisshin Seifun Group Inc	844,601
37,400	Nitto Denko Corp	2,886,720
116,600	Nomura Holdings Inc	2,295,966
180	NTT Data Corp	766,070
1,302	NTT Docomo Inc	2,116,713
21,000	Ono Pharmaceutical Co Ltd	1,028,369
15,720	ORIX Corp	4,543,220
22,700	Promise Co Ltd	1,360,887
1,868	Resona Holdings Inc	5,656,277
177,400	Ricoh Company Ltd	3,475,782
13,800	Ryosan Co	393,173
22,500	Secom Co	1,136,921
192,000	Shimizu Corp	1,114,719
48,000	Shinko Electric Industries Co Ltd	1,268,238
9,400	SMC Corp	1,314,069
170,000	Sumitomo Heavy Industries Ltd	1,606,190
886,000	Sumitomo Metal Industries Ltd	3,972,652
259,000	Taiheiyo Cement Co Ltd	1,090,281
63,000	Taisho Pharmaceutical Co Ltd	1,158,589
313,900	Takeda Pharmaceutical Co Ltd	20,335,486
79,800	Tohoku Electric Power Co Inc	1,847,745
87,000	Tokuyama Corp	1,319,700
68,400	Tokyo Electric Power Co Inc	1,879,145
127,000	Tokyu Land Corp	959,244
108,000	TonenGeneral Sekiyu KK	1,136,960
256,900	Toyota Motor Corp	13,747,088
451,000	Ube Industries Ltd	1,390,508
150,000	Urban Corp	1,825,388
23,900	Yamada Denki Co Ltd	2,480,378

5

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

83,000	Yaskawa Electric Corp	906,784
		237,767,242
	Malaysia — 0.0%
49,000	Malakoff Berhad	132,183
54,700	Maxis Communications Berhad	133,416
		265,599
	Mexico — 0.4%
17,000	America Movil SA de CV Class L ADR	555,220
171,320	Cemex SA de CV CPO *	973,124
43,000	Fomento Economico Mexicano SA de CV	368,967
86,000	Grupo Financiero Banorte SA de CV	205,542
120,000	Grupo Mexico SA Class B	340,651
30,500	Telefonos de Mexico SA de CV Class L ADR	603,595
98,874	Wal-Mart de Mexico SA de CV Class V	270,132
		3,317,231
	Netherlands — 5.4%
491,287	ABN Amro Holdings NV	13,572,463
370,837	Aegon NV	6,185,175
43,981	Akzo Nobel NV	2,378,778
5,579	Boskalis Westminster NV	385,748
7,200	Euronext NV	617,375
2,671	Gamma Holdings NV	143,858
60,607	Heineken NV	2,422,963
532,822	ING Groep NV	20,873,076
45,860	Koninklijke DSM	1,945,909
9,008	Koninklijke Ten Cate NV	254,483
19,535	Koninklijke Wessanen NV	266,345
19,206	Van Ommeren Vopak NV	680,386
7,608	Wereldhave NV	737,026
		50,463,585
	Norway — 1.5%
21,304	Frontline Ltd	697,290
229,305	Norsk Hydro ASA	6,460,091
61,600	Orkla ASA	3,041,972
1,065	Ship Finance International Ltd	17,511
135,915	Statoil ASA	3,991,159
		14,208,023
	Philippines — 0.0%
4,240	Philippine Long Distance Telephone	159,556
	Poland — 0.0%
9,300	Polski Koncern Naftowy Orlen SA	163,460
	Russia — 0.6%
6,400	JSC Mining & Smelting Co ADR	774,400
26,700	Lukoil ADR	2,055,900
13,900	Mobile Telesystems ADR	417,000
49,850	OAO Gazprom ADR	2,128,595
5,600	Polyus Gold Co ZAO ADR *	347,200

6

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

5,900	Unified Energy Systems GDR	353,410
		6,076,505
	Singapore — 0.8%
529,000	Capitaland Ltd	1,374,526
304,000	DBS Group Holdings Ltd	3,346,802
53,500	Fraser & Neave Ltd	651,806
130,000	Keppel Corp Ltd	1,113,907
610,380	Singapore Telecommunications	980,219
		7,467,260
	South Africa — 0.4%
43,900	AVI Ltd	100,803
168,496	FirstRand Ltd	444,522
3,400	Impala Platinum Holdings Ltd	572,034
9,192	Imperial Holdings Ltd *	196,572
36,400	MTN Group Ltd	300,984
12,966	Nedcor Ltd	221,848
20,700	Remgro Ltd	412,092
127,200	Sanlam Ltd	289,398
12,100	Sasol Ltd	458,275
47,395	Standard Bank Group Ltd	549,835
60,300	Steinhoff International Holdings	192,315
16,300	Telkom SA Ltd	346,617
6,480	Tiger Brands Ltd	146,942
		4,232,237
	South Korea — 1.3%
7,500	Dongkuk Steel Mill	131,518
2,660	GS Engineering & Construction Corp	186,669
14,428	Hana Financial Group Inc	651,264
8,400	Hanjin Shipping	203,230
2,200	Honam Petrochemical Co	113,752
9,500	Hynix Semiconductor Inc *	318,628
5,750	Hyundai Development Co	289,510
4,800	Hyundai Mobis	377,668
9,000	Hyundai Motor Co	695,343
700	KCC Corporation	159,583
15,700	KIA Motors Corp	267,378
11,950	Kookmin Bank	966,903
17,200	Korea Electric Power Corp	706,525
3,000	Korean Air Lines Co Ltd	108,243
13,800	KT Corp ADR	304,290
7,900	KT Freetel Co Ltd	281,873
7,300	KT&G Corp	428,762
4,600	LG Chemicals Ltd	186,054
22,400	LG Corp	723,187
3,200	LG Electronics Inc	231,909
3,457	Samsung Electronics Co Ltd	2,224,524
2,700	Samsung SDI Co Ltd	226,730
14,000	Shinhan Financial Group Co Ltd	641,241
600	Shinsegae Co Ltd	275,696

7

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

9,400	SK Corp	632,083
700	SK Telecom Co Ltd	165,923
17,730	SK Telecom Co Ltd ADR	462,753
10,200	Woori Finance Holdings Co Ltd	208,155
		12,169,394
	Spain — 1.1%
37,706	ACS Actividades de Construccion y Servicios SA	1,504,019
34,040	Endesa SA	1,140,908
148,722	Iberdrola SA	4,772,504
114,883	Repsol YPF SA	3,209,187
		10,626,618
	Sweden — 1.0%
86,800	Atlas Copco AB Class A	2,354,406
80,900	Electrolux AB	2,245,757
21,200	Holmen AB Class B	864,311
116,100	Skanska AB Class B	1,809,245
29,800	Swedish Match AB	470,203
176,500	Tele2 AB Class B	1,855,797
		9,599,719
	Switzerland — 4.3%
358,630	ABB Ltd	4,526,028
6,497	Bobst Group AG (Registered)	298,857
4,880	Credit Suisse Group	282,236
253	Movenpick Holdings (Bearer) *	66,871
19,248	Nestle SA (Registered)	5,746,160
88,894	Roche Holding AG (Non Voting)	13,849,985
2,548	Swisscom AG (Registered)	822,135
39,400	UBS AG (Registered)	4,464,818
1,603	Valora Holding AG	330,274
45,745	Zurich Financial Services AG *	10,344,579
		40,731,943
	Taiwan — 0.9%
135,940	Acer Inc	221,723
147,800	Asustek Computer Inc	347,320
251,580	AU Optronics Corp	367,354
249,000	Chi Mei Optoelectronics Corp	292,689
632,000	China Development Financial Holding Corp *	236,751
492,000	Chunghwa Picture Tubes Ltd	125,226
177,000	Chunghwa Telecom Co Ltd	332,042
264,259	Compal Electronics Inc	269,188
83,547	Delta Electronics Inc	232,518
266,760	Far Eastern Textile Co Ltd	205,080
119,000	Far Eastone Telecommunications Co Ltd	147,084
231,000	Formosa Chemicals & Fibre Co	359,577
288,850	Formosa Plastics Corp	433,222
18,640	High Tech Computer Corp	548,912
136,334	Hon Hai Precision Industry Co Ltd	874,034
220,604	Lite-On Technology Corp	343,383

8

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

585,000	Mega Financial Holdings Co Ltd	416,982
94,000	Nan Ya Plastics Corp	133,472
385,000	Powerchip Semiconductor Corp *	260,522
151,200	Quanta Computer Inc	226,424
206,099	Shin Kong Financial Holdings	211,054
156,000	Siliconware Precision Industries Co	195,856
396,390	Taishin Financial Holdings Co Ltd	256,461
205,000	Taiwan Cellular Corp	204,460
567,545	Taiwan Semiconductor Manufacturing Co Ltd	1,064,322
5,432	Taiwan Semiconductor Manufacturing Co Ltd ADR	51,441
167,159	Wan Hai Lines Ltd	117,356
		8,474,453
	Thailand — 0.1%
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	17,042
107,950	Kasikornbank Pcl NVDR (a)	175,831
51,000	PTT Pcl (Foreign Registered) (a)	323,115
		515,988
	Turkey — 0.0%
40,928	Akbank TAS	243,552
	United Kingdom — 20.3%
54,716	Alliance & Leicester Plc	1,205,843
167,368	Anglo American Plc	6,726,565
346,300	AstraZeneca Plc	18,305,799
316,479	Aviva Plc	4,389,731
274,355	BAE Systems Plc	1,961,113
60,603	Barclays Plc	700,976
210,891	Barratt Developments Plc	3,629,051
226,977	BBA Group Plc	1,044,945
68,876	Berkeley Group Holdings Plc *	1,431,397
414,460	BG Group Plc	5,517,256
138,731	BHP Billiton Plc	2,709,828
176,469	Boots Group Plc	2,329,240
347,699	BP Plc	4,098,586
152,830	British American Tobacco Plc	3,821,490
2,022,113	BT Group Plc	8,898,990
271,490	Cadbury Schweppes Plc	2,599,105
940,196	Centrica Plc	4,906,909
654,853	DSG International Plc	2,388,725
83,917	Gallaher Group Plc	1,295,126
938,431	GlaxoSmithKline Plc	25,952,689
131,350	GUS Plc	2,273,363
149,232	Hanson Plc	1,823,912
441,526	HBOS Plc	7,551,951
164,980	Imperial Tobacco Group Plc	5,052,546
158,574	Inchcape Plc	1,308,588
323,002	J Sainsbury Plc	1,929,797
87,537	Kelda Group Plc	1,235,139
402,607	Kingfisher Plc	1,705,098
426,150	Lloyds TSB Group Plc	4,004,667

9

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

92,250	Next Plc	2,806,543
453,917	Northern Foods Plc	819,182
266,770	Rio Tinto Plc	14,802,809
1,126,088	Royal & Sun Alliance Insurance Group	2,708,046
303,261	Royal Bank of Scotland Group	9,784,417
212,792	Royal Dutch Shell Group Class A	7,052,544
97,023	Royal Dutch Shell Plc B Shares	3,346,292
117,922	Scottish & Southern Energy Plc	2,494,061
164,107	Scottish Power Plc	1,716,150
112,374	Tate & Lyle Plc	1,200,812
478,456	Taylor Woodrow Plc	3,008,713
276,000	Tomkins Plc	1,456,556
1,406,502	Vodafone Group Plc	3,237,985
40,677	Whitbread Plc	798,688
347,714	Wimpey (George) Plc	3,009,549
62,279	Wolseley Plc	1,449,215
		190,489,987
	TOTAL COMMON STOCKS (COST $660,840,139)	875,855,820

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.9%
	Brazil — 0.5%
17,900	Banco Bradesco SA 7.51%	545,553
16,650	Banco Itau Holding Financeira SA 2.79%	435,600
6,477,900	Companhia Energetica de Minas Gerais 1.80%	247,351
11,230,700	Companhia Paranaense de Energia 2.48%	92,274
18,000	Companhia Vale do Rio Doce Class A 0.64%	346,456
9,364,000	Electrobras (Centro) SA Class B 6.85%	165,211
4,800	Empresa Brasileira de Aeronautica SA ADR 3.23%	160,560
14,850	Gerdau Metalurgica SA 5.28%	254,939
93,554	Investimentos Itau SA 3.33%	355,606
859,307	Net Servicos de Comunicacao SA *	423,615
70,224	Petroleo Brasileiro SA (Petrobras) 1.00%	1,341,620
		4,368,785
	Germany — 0.3%
7,491	RWE AG 3.11%	580,180
20,411	Villeroy & Boch AG (Non Voting) 3.15%	320,039
40,841	Volkswagen AG 3.38%	2,050,736
		2,950,955
	Italy — 0.1%
435,821	Compagnia Assicuratrice Unipol 4.23%	1,231,909
	TOTAL PREFERRED STOCKS (COST $4,741,503)	8,551,649

10

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
87,565	Arkema Total SA Rights, Expires 06/26/06 *	310,810
	TOTAL RIGHTS AND WARRANTS (COST $281,176)	310,810

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.6%
3,900,000	Bank Nationale de Paris Time Deposit, 5.07%, due 06/01/06	3,900,000
1,375,000	U.S. Treasury Bill, 4.64%, due 08/24/06 (b) (c)	1,360,096
	TOTAL SHORT-TERM INVESTMENT(S) (COST $5,260,236)	5,260,096
	TOTAL INVESTMENTS — 94.9% (Cost $671,123,054)	889,978,375
	Other Assets and Liabilities (net) — 5.1%	47,774,880
	TOTAL NET ASSETS — 100.0%	$937,753,255

11

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$671,164,530	$222,998,383	$(4,184,538)	$218,813,845

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
61	CAC 40	June 2006	$3,844,565	$(87,720)
17	DAX	June 2006	3,103,647	(186,034)
98	FTSE 100	June 2006	10,494,309	(557,498)
8	Hang Seng	June 2006	816,236	(4,077)
9	IBEX 35	June 2006	1,309,296	(29,996)
60	OMXS 30	June 2006	790,883	25,493
7	S&P/MIB	June 2006	1,635,195	(66,123)
30	SPI 200	June 2006	2,825,262	(177,854)
28	TOPIX	June 2006	3,930,872	(266,205)
				$(1,350,014)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Rate shown represents yield-to-maturity.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 90.9% of the Net Assets of the Fund were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%
	Automotive — 3.1%
4,400	American Axle & Manufacturing Holdings, Inc.	77,132
5,725	ArvinMeritor, Inc.	96,008
1,800	BorgWarner, Inc.	118,404
11,900	Goodyear Tire & Rubber Co. (The) *	151,368
3,500	Lear Corp.	82,950
2,300	Navistar International Corp. *	61,134
1,200	Oshkosh Truck Corp.	63,420
1,700	Superior Industries International, Inc.	31,263
4,600	Tenneco Automotive, Inc. *	109,664
2,200	TRW Automotive Holdings Corp. *	60,258
		851,601
	Construction — 9.3%
1,000	AMB Property Corp. REIT	49,430
2,500	American Home Mortgage Acceptance Corp. REIT	83,425
1,700	Annaly Mortgage Management, Inc. REIT	22,100
5,000	Anthracite Capital, Inc. REIT	56,300
3,800	Anworth Mortgage Asset Corp. REIT	30,020
900	Beazer Homes USA, Inc.	44,775
600	BRE Properties, Inc. -Class A	31,284
1,000	Drew Industries, Inc. *	31,700
600	Eagle Materials, Inc.	29,238
2,400	EMCOR Group, Inc. *	115,416
900	Equity Lifestyle Properties, Inc. REIT	38,835
2,300	FelCor Lodging Trust, Inc. REIT	47,863
750	Florida Rock Industries, Inc.	39,450
1,000	Forest City Enterprises, Inc.-Class A	44,900
1,400	Hovnanian Enterprises, Inc. *	44,562
1,400	Jacobs Engineering Group, Inc. *	109,242
2,400	KB Home	122,880
1,500	Kilroy Realty Corp. REIT	99,495
2,000	Lennox International, Inc.	56,940
1,000	M/I Schottenstein Homes, Inc.	36,000
1,900	Martin Marietta Materials, Inc.	173,869
2,774	MDC Holdings, Inc.	150,212
1,200	Meritage Homes Corp. *	64,308
9,700	MFA Mortgage Investments, Inc. REIT	65,766
1,600	Mission West Properties REIT	17,152
2,900	National Health Investors, Inc. REIT	77,604
1,550	New Century Financial Corp.	72,184
100	NVR, Inc. *	60,900
3,600	Ryland Group, Inc.	177,156
500	Simpson Manufacturing Co., Inc.	17,345
2,900	Standard-Pacific Corp.	87,203
1,600	Technical Olympic USA, Inc.	28,896
7,800	Thornburg Mortgage, Inc. REIT	212,862
1,200	USG Corp. *	110,496
900	Washington Group International, Inc.	48,501

1

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,100	Watsco, Inc.	61,611
200	William Lyon Homes, Inc. *	22,250
		2,582,170
	Consumer Goods — 5.1%
2,500	Columbia Sportswear Co. *	118,325
1,600	Ethan Allen Interiors, Inc.	60,896
2,500	Fossil, Inc. *	45,575
4,300	Furniture Brands International, Inc.	92,536
1,300	Herman Miller, Inc.	37,986
1,300	HNI Corp.	67,860
2,300	Jones Apparel Group, Inc.	74,612
900	Kellwood Co.	28,071
1,700	K-Swiss, Inc.-Class A	44,846
3,000	La-Z-Boy, Inc.	44,880
5,800	Liz Claiborne, Inc.	224,286
1,000	Matthews International Corp.-Class A	34,760
100	Middleby Corp. *	8,933
1,100	Oakley, Inc.	18,150
3,000	Playtex Products, Inc. *	34,500
1,900	Russell Corp.	34,675
700	Select Comfort Corp. *	22,932
3,300	Steven Madden, Ltd.	105,534
3,700	Timberland Co.-Class A *	102,231
3,900	Tupperware Corp.	80,223
1,800	Universal Corp.	66,348
1,800	Vector Group, Ltd.	30,222
358	Whirlpool Corp.	32,191
		1,410,572
	Financial — 18.7%
900	Amcore Financial, Inc.	27,135
800	American Capital Strategies, Ltd.	27,400
4,600	American Financial Group, Inc.	193,936
2,400	AmeriCredit Corp. *	69,696
3,000	AmerUs Group Co.	174,420
700	Arthur J. Gallagher & Co.	18,606
1,400	Associated Banc Corp.	46,284
5,250	Astoria Financial Corp.	158,865
1,600	Bancorpsouth, Inc.	41,632
300	BlackRock, Inc.-Class A	40,200
700	Camden National Corp.	27,349
500	CB Richard Ellis Group, Inc.-Class A *	38,685
1,725	Chittenden Corp.	46,661
900	City National Corp.	65,457
1,340	Commerce Bancshares, Inc.	69,291
1,900	Commerce Group, Inc.	107,825
800	CompuCredit Corp. *	30,608
1,804	Delphi Financial Group, Inc.-Class A	95,377
800	Dollar Thrifty Automotive Group, Inc. *	36,384
800	Downey Financial Corp.	54,480

2

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

5,500	First American Corp.	230,835
1,100	First Midwest Bancorp, Inc.	38,676
600	FirstFed Financial Corp. *	34,704
2,700	FirstMerit Corp.	62,127
5,600	Flagstar Bancorp, Inc.	90,384
4,900	Fremont General Corp.	99,127
2,400	Friedman, Billings, Ramsey Group, Inc.-Class A	25,224
1,700	GATX Corp.	73,797
1,000	Great Southern Bancorp, Inc.	26,500
3,100	Greater Bay Bancorp	92,411
1,300	Hanover Insurance Group (The), Inc.	61,555
2,650	HCC Insurance Holdings, Inc.	81,329
8,400	IMPAC Mortgage Holdings, Inc. REIT	89,460
4,300	IndyMac Bancorp, Inc.	197,370
1,800	Investment Technology Group, Inc. *	85,140
700	Investors Financial Services Corp.	30,618
2,000	Janus Capital Group, Inc.	36,020
900	Kansas City Life Insurance Co.	41,202
1,900	LaBranche & Co., Inc. *	24,586
1,300	LandAmerica Financial Group, Inc.	86,996
600	Leucadia National Corp.	38,424
700	MAF Bancorp, Inc.	30,303
1,000	Mercury General Corp.	55,950
1,800	MoneyGram International, Inc.	62,964
3,800	Nationwide Financial Services, Inc.-Class A	164,540
1,600	Novastar Financial, Inc. REIT	50,368
4,100	Old Republic International Corp.	87,617
4,100	PMI Group (The), Inc.	186,550
1,100	Pre-Paid Legal Services, Inc.	38,434
4,200	Protective Life Corp.	186,144
1,800	Radian Group, Inc.	110,016
1,350	Raymond James Financial, Inc.	39,569
800	Redwood Trust, Inc. REIT	36,768
3,000	Reinsurance Group of America, Inc.	142,350
1,300	Ryder Systems, Inc.	70,239
1,000	Saxon Capital, Inc. REIT	11,150
2,500	StanCorp Financial Group, Inc.	122,050
1,200	Stewart Information Services Corp.	45,612
600	Student Loan Corp.	111,576
4,400	TCF Financial Corp.	117,480
300	Transatlantic Holdings, Inc.	17,250
3,400	Trustmark Corp.	102,034
900	United Fire & Casualty Co.	28,215
1,000	United Rentals, Inc. *	32,580
3,600	W.R. Berkley Corp.	123,732
2,506	Washington Federal, Inc.	57,488
2,300	Webster Financial Corp.	111,527
1,300	Westamerica Bancorporation	63,102
1,400	Wilmington Trust Corp.	59,794
		5,182,178

3

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Food & Beverage — 1.9%
700	Brown-Forman Corp.-Class B	53,410
1,900	Flowers Foods, Inc.	55,233
1,600	Lancaster Colony Corp.	62,352
2,800	NBTY, Inc. *	73,416
700	Sanderson Farms, Inc.	21,434
4,800	Smithfield Foods, Inc. *	133,488
8,300	Tyson Foods, Inc.-Class A	132,883
		532,216
	Health Care — 10.7%
3,000	Apria Healthcare Group *	57,600
1,200	Arena Pharmaceuticals, Inc. *	16,368
1,000	Cephalon, Inc. *	59,720
3,700	Cerner Corp. *	140,526
1,000	Community Health Systems, Inc. *	37,700
300	Diagnostic Products Corp.	17,316
2,100	Endo Pharmaceuticals Holdings, Inc. *	61,614
7,900	Health Net, Inc. *	339,858
2,200	Henry Schein, Inc. *	101,398
700	Hi-Tech Pharmacal Co., Inc. *	13,874
1,100	Humana, Inc. *	55,693
500	ICU Medical, Inc. *	20,735
2,000	Idexx Laboratories, Inc. *	152,860
14,200	King Pharmaceuticals, Inc. *	252,476
2,100	Kyphon, Inc. *	83,349
600	LCA-Vision, Inc.	32,604
5,800	Lincare Holdings, Inc. *	216,340
1,500	Mentor Corp.	60,585
1,600	Neurocrine Biosciences, Inc. *	31,536
1,500	Odyssey HealthCare, Inc. *	24,465
2,800	Omnicare, Inc.	129,808
2,200	Owens & Minor, Inc.	65,340
3,800	PDL BioPharma, Inc. *	76,950
1,900	Per-Se Technologies, Inc. *	47,348
6,000	Pharmaceutical Product Development, Inc.	217,980
600	PolyMedica Corp.	23,034
2,300	Res-Care, Inc. *	45,655
1,200	ResMed, Inc. *	54,552
2,400	Respironics, Inc. *	81,648
2,800	Spectranetics Corp. (The) *	36,288
1,500	Sunrise Senior Living, Inc. *	50,235
2,800	Techne Corp. *	153,104
1,600	Thoratec Corp. *	22,672
1,300	United Surgical Partners International, Inc. *	40,443
2,000	Universal Health Services, Inc.-Class B	101,520
1,600	VCA Antech, Inc. *	48,192
		2,971,386
	Machinery — 3.7%
3,200	AGCO Corp. *	78,272

4

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

3,200	Cameron International Corp. *	150,080
900	Carbo Ceramics, Inc.	45,243
200	Cummins, Inc.	22,042
2,400	Flowserve Corp. *	127,632
1,600	FMC Technologies, Inc. *	106,784
1,900	Grant Prideco, Inc. *	91,276
1,700	JLG Industries, Inc.	36,975
600	Joy Global, Inc.	32,244
800	Lincoln Electric Holdings, Inc.	43,968
1,000	MSC Industrial Direct Co., Inc.-Class A	46,230
800	Oceaneering International, Inc. *	60,000
1,900	Superior Energy Services, Inc. *	62,510
1,100	Terex Corp. *	100,650
1,500	Transmontaigne, Inc. *	17,250
		1,021,156
	Manufacturing — 2.8%
1,000	Barnes Group, Inc.	41,290
600	Greif, Inc.-Class A	38,040
1,900	Kaman Corp.-Class A	35,340
300	Mueller Industries, Inc.	9,795
1,400	Myers Industries, Inc.	22,260
3,600	Owens-IIlinois, Inc. *	61,200
900	Reliance Steel & Aluminum Co.	72,549
2,000	Sonoco Products Co.	63,360
2,200	SPX Corp.	115,742
1,500	Standex International Corp.	44,025
1,700	Temple-Inland, Inc.	73,117
2,100	Trinity Industries, Inc.	130,914
300	Valmont Industries, Inc.	14,370
1,700	Wabtec Corp.	59,449
		781,451
	Metals & Mining — 0.7%
1,200	Arch Coal, Inc.	58,020
1,700	CONSOL Energy, Inc.	150,025
		208,045
	Oil & Gas — 1.3%
600	Ashland, Inc.	37,500
500	Crosstex Energy, Inc.	45,135
1,000	Helmerich & Payne, Inc.	65,760
900	Holly Corp.	75,087
700	Remington Oil & Gas Corp. *	29,638
2,500	Stone Energy Corp. *	124,625
		377,745
	Primary Process Industry — 2.2%
700	Airgas, Inc.	26,803
6,800	Commercial Metals Co.	167,348
2,000	Metal Management, Inc.	62,780
1,500	Millipore Corp. *	104,100

5

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,000	Olympic Steel, Inc.	33,320
900	OM Group, Inc. *	28,512
3,200	Ryerson Tull, Inc.	83,520
600	Sensient Technologies Corp.	12,108
1,100	Steel Technologies, Inc.	20,636
3,600	Worthington Industries, Inc.	61,308
		600,435
	Retail Stores — 9.0%
2,200	Advance Auto Parts	83,864
1,400	Big Lots, Inc. *	22,708
3,200	BJ’s Wholesale Club, Inc. *	94,400
700	Borders Group, Inc.	14,532
1,500	Casey’s General Stores, Inc.	33,585
900	Cato Corp.-Class A	21,231
1,700	Chico’s FAS, Inc. *	50,949
2,700	Circuit City Stores, Inc.	81,108
1,000	Conn’s, Inc. *	28,920
1,000	Dillard’s, Inc.-Class A	27,220
6,300	Dollar Tree Stores, Inc. *	166,509
3,000	Fastenal Co.	129,000
3,600	Great Atlantic & Pacific Tea Co.	90,720
1,500	Group 1 Automotive, Inc.	91,155
1,950	Hibbett Sporting Goods, Inc. *	50,427
1,700	Ingles Markets, Inc.-Class A	29,359
2,500	Insight Enterprises, Inc. *	45,350
750	Jos. A. Bank Clothiers, Inc. *	27,240
1,000	Lithia Motors, Inc.-Class A	32,000
1,000	Longs Drug Stores Corp.	46,040
700	Men’s Wearhouse, Inc.	23,709
900	OfficeMax, Inc.	37,197
7,000	O’Reilly Automotive, Inc. *	221,830
2,600	Pacific Sunwear of California, Inc. *	57,070
1,500	Pantry (The), Inc. *	86,700
3,300	Payless ShoeSource, Inc. *	88,044
3,100	RadioShack Corp.	52,142
5,850	Rent-A-Center, Inc. *	139,113
700	Retail Ventures, Inc. *	10,675
3,000	Ross Stores, Inc.	84,750
600	Ruddick Corp.	14,064
2,500	Sonic Automotive, Inc.	59,825
3,600	Supervalu, Inc.	104,976
1,800	Talbots, Inc.	38,286
600	Too, Inc. *	24,600
3,900	United Auto Group, Inc.	164,346
3,000	Williams-Sonoma, Inc.	108,450
700	Zale Corp. *	16,436
		2,498,530
	Services — 10.2%
600	Administaff, Inc.	23,058

6

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

5,650	Applebee’s International, Inc.	114,243
666	Aqua America, Inc.	15,624
1,500	Banta Corp.	74,190
6,800	BearingPoint, Inc. *	54,604
1,600	Bob Evans Farms, Inc.	44,624
4,600	Brinker International, Inc.	168,820
1,800	Career Education Corp. *	58,662
800	CBRL Group, Inc.	29,944
2,200	Cenveo, Inc. *	41,690
2,500	Darden Restaurants, Inc.	88,525
2,950	Factset Research Systems, Inc.	132,485
3,100	Iron Mountain, Inc. *	114,514
2,900	ITT Educational Services, Inc. *	188,500
2,800	Jack in the Box, Inc. *	116,648
2,400	Krispy Kreme Doughnuts, Inc. *	22,632
400	Landry’s Restaurants, Inc.	12,244
400	Lee Enterprises, Inc.	11,436
3,100	Manpower, Inc.	204,073
4,800	Mediacom Communications Corp. *	30,480
2,500	Monster Worldwide, Inc. *	122,175
2,000	Nash Finch Co.	46,460
2,600	OSI Restaurant Partners, Inc.	95,368
1,000	O’Charley’s, Inc. *	16,650
3,000	Papa John’s International, Inc. *	94,380
2,400	Performance Food Group Co. *	78,216
500	R.H. Donnelley Corp. *	27,410
1,300	Rare Hospitality International, Inc. *	39,975
800	Reader’s Digest Association (The), Inc.	11,384
800	Regis Corp.	27,744
1,800	Robert Half International, Inc.	73,872
2,300	Ruby Tuesday, Inc.	63,963
1,100	Ryan’s Restaurant Group, Inc. *	13,607
3,000	Sabre Holdings Corp.	64,200
4,300	Service Corp. International	34,357
3,400	Sinclair Broadcast Group-Class A	28,934
5,700	Six Flags, Inc. *	47,880
3,225	Sonic Corp. *	70,434
1,000	Stericycle, Inc. *	66,670
3,800	Valassis Communications, Inc. *	110,162
2,900	World Fuel Services Corp.	144,855
		2,825,692
	Technology — 12.9%
2,100	AAR Corp. *	50,568
3,500	ADTRAN, Inc.	88,270
2,500	Akamai Technologies, Inc. *	78,225
1,000	Alliant Techsystems, Inc. *	78,060
800	Amphenol Corp.-Class A	44,440
900	Ansys, Inc. *	45,396
1,000	AO Smith Corp.	43,950
3,700	Arrow Electronics, Inc. *	120,250

7

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,800	Asyst Technologies, Inc. *	12,384
7,400	Avnet, Inc. *	163,392
4,000	AVX Corp.	65,480
1,000	Bankrate, Inc. *	45,550
3,900	BEA Systems, Inc. *	52,884
5,000	Bell Microproducts, Inc. *	30,200
800	Black Box Corp.	41,320
2,400	BMC Software, Inc. *	48,360
4,566	Brightpoint, Inc. *	97,621
6,800	CNET Networks, Inc. *	59,568
900	Computer Programs & Systems, Inc.	36,162
1,600	Concur Technologies, Inc. *	24,112
4,600	Convergys Corp. *	85,744
400	Curtiss-Wright Corp.	13,520
5,800	Cypress Semiconductor Corp. *	88,044
800	Deluxe Corp.	17,192
2,500	Digital Insight Corp. *	80,875
1,900	Electronics for Imaging *	44,517
1,500	Greatbatch, Inc. *	34,035
3,600	Harris Corp.	146,592
1,400	IKON Office Solutions, Inc.	18,088
3,900	Informatica Corp. *	54,834
13,600	Ingram Micro, Inc.-Class A *	234,736
6,000	Intersil Corp.-Class A	160,860
2,300	JDA Software Group, Inc. *	32,016
2,200	Lightbridge, Inc. *	25,740
1,700	Mantech International Corp.-Class A *	57,545
1,100	Maximus, Inc.	34,969
1,300	Micrel, Inc. *	14,638
500	Micros Systems, Inc. *	20,575
3,400	Microsemi Corp. *	81,532
1,000	Neoware, Inc. *	20,660
7,100	Novell, Inc. *	54,883
3,000	Plexus Corp. *	117,990
1,600	Power Integrations, Inc. *	28,192
4,100	QLogic Corp. *	73,308
4,800	Red Hat, Inc. *	125,856
1,000	SYKES Enterprises, Inc. *	17,240
1,300	Synopsys, Inc. *	26,559
2,300	Syntel, Inc.	52,900
3,900	Tech Data Corp. *	141,570
10,100	Tellabs, Inc. *	144,430
2,000	Transaction Systems Architects, Inc. *	78,120
1,200	Trident Microsystems, Inc. *	26,496
2,900	Unisys Corp. *	19,082
1,900	United Stationers, Inc. *	88,198
4,900	Western Digital Corp. *	99,715
		3,587,443
	Transportation — 0.2%
6,100	ExpressJet Holdings, Inc. *	35,807

8

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

450	Forward Air Corp.	16,839
		52,646
	Utility — 6.0%
7,300	American Tower Corp.-Class A *	226,081
18,400	Centerpoint Energy, Inc.	220,616
3,700	CenturyTel, Inc.	132,275
6,800	CMS Energy Corp. *	87,312
4,400	Crown Castle International Corp. *	139,788
3,100	Duquesne Light Holdings, Inc.	50,313
1,000	Energy East Corp.	23,840
2,700	Great Plains Energy, Inc.	75,249
1,300	MDU Resources Group, Inc.	46,124
400	National Fuel Gas Co.	14,320
300	New Jersey Resources Corp.	13,476
1,800	NII Holdings, Inc. *	98,028
2,400	NSTAR	66,384
1,400	OGE Energy Corp.	43,582
5,300	Pepco Holdings, Inc.	121,688
300	Pinnacle West Capital Corp.	11,817
2,500	Puget Energy, Inc.	52,975
9,100	TECO Energy, Inc.	136,682
3,900	Time Warner Telecom, Inc.-Class A *	59,397
3,700	Ubiquitel, Inc. *	38,517
		1,658,464
	TOTAL COMMON STOCKS (COST $22,596,814)	27,141,730

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.2%
619,987	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $620,046 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 5/15/09 and a market value, including accrued interest, of $632,387.	619,987
	TOTAL SHORT-TERM INVESTMENT(S) (COST $619,987)	619,987
	TOTAL INVESTMENTS — 100.0% (Cost $23,216,801)	27,761,717
	Other Assets and Liabilities (net) — 0.0%	(13,054)
	TOTAL NET ASSETS — 100.0%	$27,748,663

9

GMO Tax-Managed Small/Mid Cap Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$23,216,801	$5,335,141	$(790,225)	$4,544,916

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Automotive — 1.2%
45,169	Ford Motor Co.	323,410
1,200	Genuine Parts Co.	51,672
8,100	Harley-Davidson, Inc.	403,785
3,400	Johnson Controls, Inc.	289,578
4,200	Paccar, Inc.	322,770
		1,391,215
	Construction — 1.1%
4,900	Centex Corp.	233,681
4,933	D.R. Horton, Inc.	130,034
400	Jacobs Engineering Group, Inc. *	31,212
4,200	KB Home	215,040
3,100	Lennar Corp.-Class A	148,521
1,400	Martin Marietta Materials, Inc.	128,114
3,300	Masco Corp.	102,366
100	NVR, Inc. *	60,900
5,400	Pulte Homes, Inc.	175,338
600	Vulcan Materials Co.	46,830
		1,272,036
	Consumer Goods — 4.1%
34,200	Altria Group, Inc.	2,474,370
300	Cintas Corp.	12,708
1,000	Coach, Inc. *	29,080
4,000	Colgate-Palmolive Co.	241,360
10,800	Eastman Kodak Co.	260,388
3,800	International Game Technology	141,474
5,200	Jones Apparel Group, Inc.	168,688
1,100	Kimberly-Clark Corp.	66,737
7,200	Liz Claiborne, Inc.	278,424
4,000	Mohawk Industries, Inc. *	294,800
7,100	Newell Rubbermaid, Inc.	187,866
1,800	UST, Inc.	79,218
1,400	VF Corp.	88,102
5,500	Whirlpool Corp.	494,560
		4,817,775
	Financial — 19.4%
21,900	Aflac, Inc.	1,024,920
3,000	Allstate Corp. (The)	165,030
4,550	AMBAC Financial Group, Inc.	364,683
37,100	American International Group, Inc.	2,255,680
13,100	AON Corp.	467,015
13,308	Bank of America Corp.	644,107
7,900	BB&T Corp.	328,403
500	Bear Stearns Cos. (The), Inc.	66,875
1,200	Brown & Brown, Inc.	36,564
1,500	Capital One Financial Corp.	124,155
36,400	Charles Schwab Corp. (The)	606,424

1

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

4,200	Chubb Corp.	212,226
1,700	CIT Group, Inc.	87,380
38,700	Citigroup, Inc.	1,907,910
2,900	Comerica, Inc.	158,775
8,500	E*Trade Financial Corp. *	206,295
3,900	Equifax, Inc.	140,712
300	Erie Indemnity Co.-Class A	15,180
40,000	Fannie Mae	1,990,000
2,800	Federated Investors, Inc.-Class B	89,936
8,057	Fidelity National Financial, Inc.	334,285
1,200	Fifth Third Bancorp	45,600
1,400	First American Corp.	58,758
2,600	Franklin Resources, Inc.	233,870
6,800	Freddie Mac	408,272
200	Golden West Financial Corp.	14,620
3,800	Goldman Sachs Group, Inc.	573,610
500	H&R Block, Inc.	11,375
1,700	Hartford Financial Services Group, Inc.	149,498
10,500	JPMorgan Chase & Co.	447,720
1,000	KeyCorp	35,720
900	Legg Mason, Inc.	86,337
9,200	Lehman Brothers Holdings, Inc.	612,812
7,167	Lincoln National Corp.	402,642
14,100	Loews Corp.	479,118
9,000	Marsh & McLennan Cos., Inc.	252,270
3,500	MBIA, Inc.	199,955
7,800	Mellon Financial Corp.	282,204
10,700	Merrill Lynch & Co., Inc.	774,787
4,600	Metlife, Inc.	236,762
4,700	MGIC Investment Corp.	309,589
17,100	National City Corp.	630,648
2,700	Northern Trust Corp.	150,984
11,187	Old Republic International Corp.	239,066
5,500	PMI Group (The), Inc.	250,250
6,600	PNC Financial Services Group, Inc.	454,806
2,300	Principal Financial Group, Inc.	125,695
33,600	Progressive Corp. (The)	918,960
5,200	Prudential Financial, Inc.	395,980
3,000	Radian Group, Inc.	183,360
13,100	St. Paul Travelers Cos. (The), Inc.	576,662
5,600	State Street Corp.	347,760
4,200	TD Ameritrade Holding Corp.	71,400
4,800	Torchmark Corp.	282,624
13,000	UnumProvident Corp.	233,480
1,900	US Bancorp	58,653
5,350	W.R. Berkley Corp.	183,880
23,545	Washington Mutual, Inc.	1,080,951
		23,027,233
	Food & Beverage — 3.0%
300	Anheuser-Busch Cos., Inc.	13,692

2

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

7,900	Archer-Daniels-Midland Co.	328,403
1,500	Brown-Forman Corp.-Class B	114,450
45,500	Coca-Cola Co. (The)	2,003,365
5,700	Dean Foods Co. *	203,490
2,600	Kraft Foods, Inc.	86,060
2,900	Pepsi Bottling Group, Inc.	90,886
4,900	PepsiCo, Inc.	296,254
15,600	Sara Lee Corp.	264,732
10,400	Tyson Foods, Inc.-Class A	166,504
		3,567,836
	Health Care — 21.2%
14,600	Abbott Laboratories	623,420
6,000	Aetna, Inc.	230,760
4,000	Allergan, Inc.	379,280
18,900	AmerisourceBergen Corp.	823,851
4,800	Amgen, Inc. *	324,432
2,400	Barr Pharmaceuticals, Inc. *	126,480
600	Baxter International, Inc.	22,620
33,200	Bristol-Myers Squibb Co.	815,060
14,300	Cardinal Health, Inc.	956,813
5,600	Caremark Rx, Inc. *	268,632
5,600	Cigna Corp.	519,344
11,900	Express Scripts, Inc. *	872,032
22,600	Forest Laboratories, Inc. *	847,048
7,700	Genentech, Inc. *	638,792
6,000	HCA, Inc.	266,700
4,200	Health Net, Inc. *	180,684
3,800	Humana, Inc. *	192,394
39,600	Johnson & Johnson	2,384,712
8,100	King Pharmaceuticals, Inc. *	144,018
4,800	Lincare Holdings, Inc. *	179,040
25,800	McKesson Corp.	1,277,100
2,600	Medco Health Solutions, Inc. *	140,140
1,700	Medtronic, Inc.	85,833
109,100	Merck & Co., Inc.	3,631,939
900	Omnicare, Inc.	41,724
215,230	Pfizer, Inc.	5,092,342
2,300	Quest Diagnostics, Inc.	128,202
1,300	St. Jude Medical, Inc. *	44,330
800	Stryker Corp.	35,120
67,500	UnitedHealth Group, Inc.	2,967,300
700	Varian Medical Systems, Inc. *	32,830
3,978	WellPoint, Inc. *	284,745
13,000	Wyeth	594,620
		25,152,337
	Machinery — 1.0%
4,800	Baker Hughes, Inc.	414,240
1,900	BJ Services Co.	69,635
7,400	Caterpillar, Inc.	539,830

3

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

100	Cummins, Inc.	11,021
1,100	Halliburton Co.	82,049
600	Parker-Hannifin Corp	46,812
		1,163,587
	Manufacturing — 0.8%
3,100	American Standard Cos., Inc.	131,719
10,600	General Electric Co.	363,156
2,000	Illinois Tool Works, Inc.	99,300
2,400	ITT Industries, Inc.	125,160
300	Temple-Inland, Inc.	12,903
3,100	United Technologies Corp.	193,812
		926,050
	Metals & Mining — 0.1%
3,900	Alcoa, Inc.	123,708
	Oil & Gas — 5.1%
15,400	Anadarko Petroleum Corp.	764,918
3,100	Apache Corp.	201,128
1,500	Chevron Corp.	89,685
29,074	ConocoPhillips	1,840,093
8,200	Devon Energy Corp.	470,352
12,900	Exxon Mobil Corp.	785,739
1,100	Hess Corp.	165,000
5,900	Marathon Oil Corp.	442,795
900	Newfield Exploration Co. *	38,457
8,900	Occidental Petroleum Corp.	881,901
4,800	Sunoco, Inc.	329,232
		6,009,300
	Primary Process Industry — 0.2%
2,100	Nucor Corp.	221,067
	Retail Stores — 15.7%
1,700	Abercrombie & Fitch Co.-Class A	98,345
4,400	Advance Auto Parts	167,728
17,900	Albertson’s, Inc.	458,419
15,500	Autonation, Inc. *	336,195
4,500	AutoZone, Inc. *	408,285
16,900	Bed Bath & Beyond, Inc. *	594,373
4,600	Best Buy, Inc.	243,800
900	CDW Corp.	50,337
6,600	Chico’s FAS, Inc. *	197,802
400	Circuit City Stores, Inc.	12,016
4,000	Costco Wholesale Corp.	211,720
7,500	CVS Corp.	209,250
13,900	Dollar General Corp.	226,570
2,300	Family Dollar Stores, Inc.	57,454
2,700	Fastenal Co.	116,100
1,600	Federated Department Stores, Inc.	116,528
106,800	Home Depot, Inc.	4,071,216
51,100	Kroger Co. (The)	1,027,621

4

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

49,600	Lowe’s Cos., Inc.	3,089,088
8,700	Nordstrom, Inc.	320,421
16,400	Office Depot, Inc. *	681,748
5,900	Ross Stores, Inc.	166,675
29,700	Safeway, Inc.	700,326
9,700	Staples, Inc.	227,853
9,700	Supervalu, Inc.	282,852
3,600	Tiffany & Co.	123,084
10,900	TJX Cos., Inc.	258,439
36,700	Walgreen Co.	1,490,020
54,700	Wal-Mart Stores, Inc.	2,650,215
800	Whole Foods Market, Inc.	52,000
		18,646,480
	Services — 2.6%
4,700	Brinker International, Inc.	172,490
8,900	Darden Restaurants, Inc.	315,149
2,900	Gannett Co., Inc.	156,629
2,359	Interpublic Group of Cos., Inc. *	22,481
800	Manpower, Inc.	52,664
1,500	Marriott International, Inc.-Class A	108,495
3,700	McDonald’s Corp.	122,729
2,600	MGM Mirage *	107,796
8,500	Moody’s Corp.	444,550
1,500	Omnicom Group	142,665
900	Robert Half International, Inc.	36,936
16,300	Starbucks Corp. *	581,095
11,200	Sysco Corp.	342,496
1,300	Weight Watchers International, Inc.	54,444
5,200	Wendy’s International, Inc.	313,456
3,100	Yum! Brands, Inc.	156,240
		3,130,315
	Technology — 13.8%
5,900	Adobe Systems, Inc. *	168,917
6,300	Affiliated Computer Services, Inc.-Class A *	314,496
10,500	Agilent Technologies, Inc. *	366,345
7,100	American Power Conversion Corp.	139,728
1,100	Apple Computer, Inc. *	65,747
5,300	Applera Corp.-Applied Biosystems Group	156,880
6,300	Applied Materials, Inc.	106,533
1,800	Arrow Electronics, Inc. *	58,500
2,800	Autodesk, Inc. *	101,892
400	Avery Dennison Corp.	23,756
3,200	Avnet, Inc. *	70,656
5,100	BMC Software, Inc. *	102,765
3,900	Boeing Co.	324,675
7,400	Broadcom Corp.-Class A *	250,194
2,000	Citrix Systems, Inc. *	75,160
1,000	Computer Sciences Corp. *	56,250
23,900	Corning, Inc. *	579,575

5

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,300	Danaher Corp.	83,343
52,200	Dell, Inc. *	1,324,836
3,100	Diebold, Inc.	131,781
1,100	DST Systems, Inc. *	64,680
4,300	Electronic Data Systems Corp.	105,436
6,000	Emerson Electric Co.	495,120
400	Energizer Holdings, Inc. *	20,904
12,700	First Data Corp.	585,597
4,600	Fiserv, Inc. *	198,490
3,400	General Dynamics Corp.	216,376
3,100	Goodrich Corp.	132,153
900	Google, Inc.-Class A *	334,638
2,300	Harris Corp.	93,656
102,300	Hewlett-Packard Co.	3,312,474
64,500	Intel Corp.	1,162,290
2,600	International Business Machines Corp.	207,740
4,500	Intuit, Inc. *	248,805
2,600	Jabil Circuit, Inc.	90,532
1,000	Lexmark International, Inc. *	57,250
1,900	Microchip Technology, Inc.	65,170
44,600	Motorola, Inc.	940,614
5,800	National Semiconductor Corp.	148,944
3,400	Northrop Grumman Corp.	219,912
6,800	Nvidia Corp. *	156,264
5,000	Oracle Corp. *	71,100
4,900	Paychex, Inc.	179,879
5,100	Pitney Bowes, Inc.	207,978
28,900	Qualcomm, Inc.	1,306,569
500	Rockwell Collins, Inc.	27,300
31,700	Texas Instruments, Inc.	989,991
2,300	W.W. Grainger, Inc.	165,968
		16,307,859
	Transportation — 1.7%
6,100	Burlington Northern Santa Fe Corp.	472,201
6,200	C.H. Robinson Worldwide, Inc.	273,048
2,400	Expeditors International of Washington, Inc.	236,280
7,300	FedEx Corp.	797,671
3,100	Union Pacific Corp.	287,680
		2,066,880
	Utility — 6.9%
5,800	Alltel Corp.	358,730
2,900	American Electric Power Co., Inc.	99,383
99,663	AT&T, Inc.	2,597,218
22,900	BellSouth Corp.	773,333
9,700	Centerpoint Energy, Inc.	116,303
2,800	CenturyTel, Inc.	100,100
1,900	Constellation Energy Group, Inc.	98,230
4,300	Edison International	168,732
2,100	El Paso Corp.	32,697

6

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

5,400	FirstEnergy Corp.	283,068
2,500	Kinder Morgan, Inc.	251,200
1,900	NII Holdings, Inc. *	103,474
1,800	Public Service Enterprise Group, Inc.	114,714
1,400	Questar Corp.	103,166
6,600	Qwest Communications International, Inc. *	46,266
2,000	TXU Corp.	114,600
89,042	Verizon Communications, Inc.	2,779,001
		8,140,215
	TOTAL COMMON STOCKS (COST $112,231,341)	115,963,893

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.0%
2,290,996	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,291,212 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $2,336,816.	2,290,996
	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,290,996)	2,290,996
	TOTAL INVESTMENTS — 99.9% (Cost $114,522,337)	118,254,889
	Other Assets and Liabilities (net) — 0.1%	162,720
	TOTAL NET ASSETS — 100.0%	$118,417,609

7

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$114,522,372	$8,870,337	$(5,137,820)	$3,732,517

Notes to Schedule of Investments:
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%
	Automotive — 1.5%
207,193	Ford Motor Co. (a)	1,483,502
4,300	Genuine Parts Co.	185,158
23,300	Harley-Davidson, Inc.	1,161,505
15,000	Johnson Controls, Inc.	1,277,550
12,300	Paccar, Inc.	945,255
		5,052,970
	Construction — 1.3%
15,400	Centex Corp.	734,426
16,700	D.R. Horton, Inc.	440,212
1,100	Jacobs Engineering Group, Inc. *	85,833
13,600	KB Home (a)	696,320
17,500	Lennar Corp.-Class A	838,425
3,200	Martin Marietta Materials, Inc.	292,832
8,000	Masco Corp. (a)	248,160
300	NVR, Inc. * (a)	182,700
19,600	Pulte Homes, Inc.	636,412
2,100	Vulcan Materials Co.	163,905
		4,319,225
	Consumer Goods — 2.1%
3,800	Coach, Inc. *	110,504
12,900	Colgate-Palmolive Co.	778,386
33,200	Eastman Kodak Co.	800,452
9,900	International Game Technology	368,577
18,000	Jones Apparel Group, Inc.	583,920
2,700	Kimberly-Clark Corp.	163,809
23,200	Liz Claiborne, Inc.	897,144
12,700	Mohawk Industries, Inc. * (a)	935,990
18,100	Newell Rubbermaid, Inc.	478,926
4,000	VF Corp.	251,720
17,400	Whirlpool Corp.	1,564,608
		6,934,036
	Financial — 20.6%
71,900	Aflac, Inc.	3,364,920
12,300	Allstate Corp. (The)	676,623
13,400	AMBAC Financial Group, Inc.	1,074,010
110,200	American International Group, Inc.	6,700,160
37,900	AON Corp.	1,351,135
52,588	Bank of America Corp.	2,545,259
12,700	BB&T Corp.	527,939
1,400	Bear Stearns Cos. (The), Inc.	187,250
3,000	Brown & Brown, Inc.	91,410
121,300	Charles Schwab Corp. (The)	2,020,858
19,200	Chubb Corp.	970,176
4,400	CIT Group, Inc.	226,160
114,500	Citigroup, Inc.	5,644,850
11,900	Comerica, Inc.	651,525

1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

24,100	E*Trade Financial Corp. *	584,907
13,000	Equifax, Inc.	469,040
118,900	Fannie Mae	5,915,275
7,200	Federated Investors, Inc.-Class B	231,264
30,155	Fidelity National Financial, Inc.	1,251,131
2,100	Fifth Third Bancorp	79,800
3,100	First American Corp. (a)	130,107
4,800	First Horizon National Corp.	191,808
6,400	Franklin Resources, Inc.	575,680
25,700	Freddie Mac (a)	1,543,028
500	Golden West Financial Corp.	36,550
11,400	Goldman Sachs Group, Inc.	1,720,830
7,600	Hartford Financial Services Group, Inc.	668,344
32,000	JPMorgan Chase & Co.	1,364,480
1,000	KeyCorp	35,720
2,900	Legg Mason, Inc.	278,197
30,600	Lehman Brothers Holdings, Inc.	2,038,266
22,400	Lincoln National Corp.	1,258,432
24,100	Marsh & McLennan Cos., Inc.	675,523
6,000	MBIA, Inc. (a)	342,780
22,500	Mellon Financial Corp.	814,050
32,000	Merrill Lynch & Co., Inc.	2,317,120
17,700	Metlife, Inc. (a)	911,019
12,500	MGIC Investment Corp.	823,375
49,200	National City Corp.	1,814,496
7,600	Northern Trust Corp.	424,992
37,125	Old Republic International Corp.	793,361
8,500	PMI Group (The), Inc.	386,750
18,800	PNC Financial Services Group, Inc.	1,295,508
7,200	Principal Financial Group, Inc.	393,480
98,000	Progressive Corp. (The)	2,680,300
14,500	Prudential Financial, Inc.	1,104,175
10,100	Radian Group, Inc.	617,312
40,700	St. Paul Travelers Cos. (The), Inc.	1,791,614
16,500	State Street Corp.	1,024,650
200	Student Loan Corp.	37,192
22,600	TD Ameritrade Holding Corp.	384,200
16,800	Torchmark Corp.	989,184
54,200	UnumProvident Corp. (a)	973,432
5,400	US Bancorp	166,698
14,100	W.R. Berkley Corp.	484,617
74,666	Washington Mutual, Inc.	3,427,916
		69,078,878
	Food & Beverage — 3.3%
800	Anheuser-Busch Cos., Inc.	36,512
22,700	Archer-Daniels-Midland Co.	943,639
3,600	Brown-Forman Corp.-Class B	274,680
132,200	Coca-Cola Co. (The)	5,820,766
14,900	Dean Foods Co. *	531,930
6,100	Kraft Foods, Inc. (a)	201,910

2

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,200	Pepsi Bottling Group, Inc.	194,308
21,900	PepsiCo, Inc.	1,324,074
55,000	Sara Lee Corp.	933,350
53,800	Tyson Foods, Inc.-Class A	861,338
		11,122,507
	Health Care — 21.1%
41,700	Abbott Laboratories	1,780,590
15,400	Aetna, Inc.	592,284
11,100	Allergan, Inc.	1,052,502
44,800	AmerisourceBergen Corp.	1,952,832
12,700	Amgen, Inc. *	858,393
5,400	Barr Pharmaceuticals, Inc. *	284,580
74,900	Bristol-Myers Squibb Co.	1,838,795
38,400	Cardinal Health, Inc.	2,569,344
14,500	Caremark Rx, Inc. *	695,565
15,400	Cigna Corp.	1,428,196
34,300	Express Scripts, Inc. *	2,513,504
66,900	Forest Laboratories, Inc. *	2,507,412
24,800	Genentech, Inc. * (a)	2,057,408
17,000	HCA, Inc.	755,650
8,800	Health Net, Inc. *	378,576
12,200	Humana, Inc. *	617,686
100,320	Johnson & Johnson	6,041,271
14,100	King Pharmaceuticals, Inc. * (a)	250,698
17,900	Lincare Holdings, Inc. *	667,670
80,300	McKesson Corp.	3,974,850
6,000	Medco Health Solutions, Inc. *	323,400
5,300	Medtronic, Inc. (a)	267,597
341,800	Merck & Co., Inc.	11,378,522
610,690	Pfizer, Inc.	14,448,925
4,900	Quest Diagnostics, Inc.	273,126
12,300	Stryker Corp.	539,970
189,024	UnitedHealth Group, Inc.	8,309,495
700	Varian Medical Systems, Inc. *	32,830
10,062	WellPoint, Inc. *	720,238
36,100	Wyeth	1,651,214
		70,763,123
	Machinery — 1.0%
14,100	Baker Hughes, Inc.	1,216,830
6,000	BJ Services Co.	219,900
20,600	Caterpillar, Inc.	1,502,770
2,600	Halliburton Co.	193,934
1,400	Parker-Hannifin Corp	109,228
		3,242,662
	Manufacturing — 0.8%
7,900	American Standard Cos., Inc.	335,671
31,300	General Electric Co. (a)	1,072,338
4,800	Illinois Tool Works, Inc.	238,320
7,700	ITT Industries, Inc.	401,555

3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

10,500	United Technologies Corp.	656,460
		2,704,344
	Metals & Mining — 0.1%
8,800	Alcoa, Inc.	279,136
	Oil & Gas — 4.7%
44,400	Anadarko Petroleum Corp.	2,205,348
7,000	Apache Corp.	454,160
4,200	Chevron Corp.	251,118
63,151	ConocoPhillips	3,996,827
24,600	Devon Energy Corp.	1,411,056
40,700	Exxon Mobil Corp.	2,479,037
2,300	Hess Corp. (a)	345,000
18,700	Marathon Oil Corp.	1,403,435
2,900	Newfield Exploration Co. *	123,917
23,000	Occidental Petroleum Corp.	2,279,070
11,400	Sunoco, Inc.	781,926
		15,730,894
	Primary Process Industry — 0.2%
5,500	Nucor Corp. (a)	578,985
	Retail Stores — 15.6%
5,500	Abercrombie & Fitch Co.-Class A	318,175
11,700	Advance Auto Parts	446,004
36,076	Albertson’s, Inc. (a)	923,906
43,100	AutoNation, Inc. *	934,839
8,300	AutoZone, Inc. *	753,059
45,300	Bed Bath & Beyond, Inc. *	1,593,201
13,500	Best Buy Co., Inc.	715,500
1,800	CDW Corp.	100,674
22,000	Chico’s FAS, Inc. *	659,340
4,700	Costco Wholesale Corp. (a)	248,771
14,400	CVS Corp.	401,760
22,100	Dollar General Corp.	360,230
5,500	Family Dollar Stores, Inc.	137,390
7,200	Fastenal Co.	309,600
2,200	Federated Department Stores, Inc.	160,226
312,900	Home Depot, Inc.	11,927,748
148,400	Kroger Co.	2,984,324
145,900	Lowe’s Cos., Inc.	9,086,652
21,700	Nordstrom, Inc.	799,211
47,000	Office Depot, Inc. *	1,953,790
13,200	Ross Stores, Inc.	372,900
87,600	Safeway, Inc. (a)	2,065,608
26,600	Staples, Inc.	624,834
27,700	Supervalu, Inc.	807,732
700	Target Corp.	34,244
9,800	Tiffany & Co.	335,062
40,700	TJX Cos., Inc.	964,997
99,900	Walgreen Co.	4,055,940

4

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

161,900	Wal-Mart Stores, Inc.	7,844,055
2,600	Whole Foods Market, Inc.	169,000
		52,088,772
	Services — 2.6%
4,000	Brinker International, Inc. (a)	146,800
24,000	Darden Restaurants, Inc.	849,840
9,000	Gannett Co., Inc. (a)	486,090
1,700	Manpower, Inc.	111,911
4,900	Marriott International, Inc.-Class A	354,417
16,500	McDonald’s Corp.	547,305
6,000	MGM Mirage *	248,760
24,400	Moody’s Corp.	1,276,120
4,600	Omnicom Group	437,506
1,700	Robert Half International, Inc.	69,768
47,700	Starbucks Corp. *	1,700,505
25,100	Sysco Corp.	767,558
6,100	Weight Watchers International, Inc.	255,468
16,600	Wendy’s International, Inc.	1,000,648
11,100	Yum! Brands, Inc.	559,440
		8,812,136
	Technology — 13.5%
18,600	Adobe Systems, Inc. *	532,518
8,800	Affiliated Computer Services, Inc.-Class A *	439,296
27,800	Agilent Technologies, Inc. *	969,942
1,200	American Power Conversion Corp.	23,616
2,700	Apple Computer, Inc. *	161,379
13,600	Applera Corp.-Applied Biosystems Group	402,560
19,800	Applied Materials, Inc.	334,818
3,300	Arrow Electronics, Inc. *	107,250
7,100	Autodesk, Inc. *	258,369
4,500	Avnet, Inc. *	99,360
12,300	BMC Software, Inc. *	247,845
11,900	Boeing Co.	990,675
21,700	Broadcom Corp.-Class A *	733,677
5,400	Citrix Systems, Inc. *	202,932
2,100	Computer Sciences Corp. *	118,125
85,600	Corning, Inc. *	2,075,800
2,600	Danaher Corp.	166,686
147,600	Dell, Inc. *	3,746,088
4,300	Diebold, Inc. (a)	182,793
3,800	DST Systems, Inc. *	223,440
4,700	Electronic Data Systems Corp.	115,244
17,700	Emerson Electric Co.	1,460,604
600	Energizer Holdings, Inc. * (a)	31,356
35,800	First Data Corp.	1,650,738
4,200	Fiserv, Inc. *	181,230
6,800	General Dynamics Corp.	432,752
11,200	Goodrich Corp.	477,456
2,600	Google, Inc.-Class A *	966,732

5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

276,000	Hewlett-Packard Co.	8,936,880
191,300	Intel Corp.	3,447,226
7,600	International Business Machines Corp.	607,240
12,100	Intuit, Inc. *	669,009
5,800	Jabil Circuit, Inc.	201,956
13,900	Lexmark International, Inc. *	795,775
6,300	Microchip Technology, Inc.	216,090
128,100	Motorola, Inc.	2,701,629
16,000	National Semiconductor Corp.	410,880
9,000	Northrop Grumman Corp.	582,120
24,800	Nvidia Corp. *	569,904
13,700	Oracle Corp. *	194,814
13,900	Paychex, Inc.	510,269
13,700	Pitney Bowes, Inc.	558,686
85,700	Qualcomm, Inc.	3,874,497
6,400	Rockwell Automation, Inc.	436,992
88,600	Texas Instruments, Inc.	2,766,978
5,900	W.W. Grainger, Inc.	425,744
		45,239,970
	Transportation — 1.9%
18,900	Burlington Northern Santa Fe Corp.	1,463,049
17,000	C.H. Robinson Worldwide, Inc.	748,680
6,700	Expeditors International of Washington, Inc.	659,615
21,400	FedEx Corp.	2,338,378
10,400	Union Pacific Corp.	965,120
		6,174,842
	Utility — 7.0%
14,500	Alltel Corp.	896,825
13,600	American Electric Power Co., Inc.	466,072
292,787	AT&T, Inc.	7,630,029
75,500	BellSouth Corp.	2,549,635
19,500	Centerpoint Energy, Inc.	233,805
7,100	CenturyTel, Inc.	253,825
6,400	Constellation Energy Group, Inc.	330,880
19,000	Edison International	745,560
11,600	El Paso Corp.	180,612
15,500	FirstEnergy Corp.	812,510
4,100	Kinder Morgan, Inc.	411,968
7,900	Public Service Enterprise Group, Inc.	503,467
4,200	Questar Corp.	309,498
5,300	Qwest Communications International, Inc. *	37,153
5,500	TXU Corp.	315,150
251,584	Verizon Communications, Inc.	7,851,937
		23,528,926
	TOTAL COMMON STOCKS (COST $324,863,152)	325,651,406

6

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 6.4%
441,337	Barclays Global Investors Institutional Money Market Fund (b)	441,337
8,043,106	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $8,043,866 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $8,203,968.	8,043,106
1,840,583	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,840,844 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $1,929,741. (b)	1,840,583
3,589,136	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $3,589,645 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $3,660,919. (b)	3,589,136
3,038,661	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $3,039,087 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $3,130,755. (b)	3,038,661
230,073	Merrimac Cash Fund-Premium Class (b)	230,073
1,380,437	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,380,631 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $1,390,087. (b)	1,380,437
2,300,728	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,301,055 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $2,346,743. (b)	2,300,728
565,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (c) (d)	558,876
	TOTAL SHORT-TERM INVESTMENT(S) (COST $21,422,960)	21,422,937
	TOTAL INVESTMENTS — 103.7% (Cost $346,286,112)	347,074,343
	Other Assets and Liabilities (net) — (3.7%)	(12,254,963)
	TOTAL NET ASSETS — 100.0%	$334,819,380

7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$349,244,327	$17,087,157	$(19,257,141)	$(2,169,984)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
13	S&P 500	June 2006	$4,134,325	$(14,221)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $12,390,248 collateralized by cash in the amount of $12,820,955 which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Automotive — 1.0%
6,600	Ford Motor Co.	47,256
1,100	Harley-Davidson, Inc.	54,835
500	Johnson Controls, Inc.	42,585
200	Paccar, Inc.	15,370
		160,046
	Construction — 1.1%
700	Centex Corp.	33,383
1,100	D.R. Horton, Inc.	28,996
600	KB Home	30,720
800	Lennar Corp.-Class A	38,328
100	Martin Marietta Materials, Inc.	9,151
1,000	Pulte Homes, Inc.	32,470
		173,048
	Consumer Goods — 4.1%
3,900	Altria Group, Inc.	282,165
300	Coach, Inc. *	8,724
600	Colgate-Palmolive Co.	36,204
1,600	Eastman Kodak Co.	38,576
300	Fortune Brands, Inc.	22,200
600	International Game Technology	22,338
200	Kimberly-Clark Corp.	12,134
1,300	Liz Claiborne, Inc.	50,271
700	Mohawk Industries, Inc. *	51,590
400	Newell Rubbermaid, Inc.	10,584
1,000	Whirlpool Corp.	89,920
		624,706
	Financial — 20.4%
3,500	Aflac, Inc.	163,800
200	Allstate Corp. (The)	11,002
900	AMBAC Financial Group, Inc.	72,135
4,600	American International Group, Inc.	279,680
1,500	AON Corp.	53,475
2,304	Bank of America Corp.	111,513
500	BB&T Corp.	20,785
100	Bear Stearns Cos. (The), Inc.	13,375
5,400	Charles Schwab Corp. (The)	89,964
1,000	Chubb Corp.	50,530
200	CIT Group, Inc.	10,280
4,800	Citigroup, Inc.	236,640
600	Comerica, Inc.	32,850
400	Countrywide Financial Corp.	15,312
1,300	E*Trade Financial Corp. *	31,551
5,500	Fannie Mae	273,625
1,500	Fidelity National Financial, Inc.	62,235
400	Franklin Resources, Inc.	35,980
1,000	Freddie Mac	60,040

1

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

500	Goldman Sachs Group, Inc.	75,475
200	Hartford Financial Services Group, Inc.	17,588
1,400	JPMorgan Chase & Co.	59,696
200	Legg Mason, Inc.	19,186
1,400	Lehman Brothers Holdings, Inc.	93,254
500	Lincoln National Corp.	28,090
1,500	Loews Corp.	50,970
1,500	Marsh & McLennan Cos., Inc.	42,045
300	MBIA, Inc.	17,139
1,000	Mellon Financial Corp.	36,180
1,400	Merrill Lynch & Co., Inc.	101,374
600	Metlife, Inc.	30,882
800	MGIC Investment Corp.	52,696
2,100	National City Corp.	77,448
400	Northern Trust Corp.	22,368
875	Old Republic International Corp.	18,699
700	PMI Group (The), Inc.	31,850
700	PNC Financial Services Group, Inc.	48,237
300	Principal Financial Group, Inc.	16,395
4,400	Progressive Corp. (The)	120,340
700	Prudential Financial, Inc.	53,305
600	Radian Group, Inc.	36,672
1,700	St. Paul Travelers Cos. (The), Inc.	74,834
800	State Street Corp.	49,680
1,100	TD Ameritrade Holding Corp.	18,700
1,000	Torchmark Corp.	58,880
2,300	UnumProvident Corp.	41,308
550	W.R. Berkley Corp.	18,903
3,560	Washington Mutual, Inc.	163,440
		3,100,406
	Food & Beverage — 3.0%
700	Archer-Daniels-Midland Co.	29,099
5,800	Coca-Cola Co. (The)	255,374
700	Dean Foods Co. *	24,990
100	General Mills Co.	5,189
800	PepsiCo, Inc.	48,368
2,800	Sara Lee Corp.	47,516
2,600	Tyson Foods, Inc.-Class A	41,626
		452,162
	Health Care — 20.9%
2,100	Abbott Laboratories	89,670
1,100	Aetna, Inc.	42,306
400	Allergan, Inc.	37,928
2,200	AmerisourceBergen Corp.	95,898
400	Amgen, Inc. *	27,036
200	Barr Pharmaceuticals, Inc. *	10,540
3,600	Bristol-Myers Squibb Co.	88,380
2,300	Cardinal Health, Inc.	153,893
600	Caremark Rx, Inc. *	28,782

2

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

400	Cigna Corp.	37,096
200	Coventry Health Care, Inc. *	10,450
1,400	Express Scripts, Inc. *	102,592
2,800	Forest Laboratories, Inc. *	104,944
1,000	Genentech, Inc. *	82,960
1,100	HCA, Inc.	48,895
300	Health Net, Inc. *	12,906
500	Humana, Inc. *	25,315
4,500	Johnson & Johnson	270,990
600	King Pharmaceuticals, Inc. *	10,668
1,100	Lincare Holdings, Inc. *	41,030
3,800	McKesson Corp.	188,100
400	Medco Health Solutions, Inc. *	21,560
500	Medtronic, Inc.	25,245
14,000	Merck & Co., Inc.	466,060
200	Omnicare, Inc.	9,272
26,500	Pfizer, Inc.	626,990
200	Quest Diagnostics, Inc.	11,148
200	St. Jude Medical, Inc. *	6,820
500	Stryker Corp.	21,950
8,500	UnitedHealth Group, Inc.	373,660
600	WellPoint, Inc. *	42,948
1,500	Wyeth	68,610
		3,184,642
	Machinery — 1.1%
600	Baker Hughes, Inc.	51,780
300	BJ Services Co.	10,995
1,100	Caterpillar, Inc.	80,245
300	Halliburton Co.	22,377
		165,397
	Manufacturing — 0.8%
300	American Standard Cos., Inc.	12,747
1,200	General Electric Co.	41,112
200	Illinois Tool Works, Inc.	9,930
400	ITT Industries, Inc.	20,860
500	United Technologies Corp.	31,260
		115,909
	Metals & Mining — 0.1%
300	Alcoa, Inc.	9,516
	Oil & Gas — 4.6%
1,800	Anadarko Petroleum Corp.	89,406
400	Apache Corp.	25,952
200	Chevron Corp.	11,958
3,093	ConocoPhillips	195,756
900	Devon Energy Corp.	51,624
1,900	Exxon Mobil Corp.	115,729
100	Hess Corp.	15,000
700	Marathon Oil Corp.	52,535

3

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,100	Occidental Petroleum Corp.	108,999
500	Sunoco, Inc.	34,295
		701,254
	Primary Process Industry — 0.2%
300	Nucor Corp.	31,581
	Retail Stores — 14.8%
600	Advance Auto Parts	22,872
1,600	Albertson’s, Inc.	40,976
1,800	AutoNation, Inc. *	39,042
400	AutoZone, Inc. *	36,292
2,200	Bed Bath & Beyond, Inc. *	77,374
500	Best Buy Co., Inc.	26,500
200	CDW Corp.	11,186
800	Chico’s FAS, Inc. *	23,976
800	Costco Wholesale Corp.	42,344
600	CVS Corp.	16,740
1,300	Dollar General Corp.	21,190
500	Federated Department Stores, Inc.	36,415
13,200	Home Depot, Inc.	503,184
6,300	Kroger Co. (The)	126,693
6,100	Lowe’s Cos., Inc.	379,908
900	Nordstrom, Inc.	33,147
2,000	Office Depot, Inc. *	83,140
500	Ross Stores, Inc.	14,125
2,600	Safeway, Inc.	61,308
1,200	Staples, Inc.	28,188
800	Supervalu, Inc.	23,328
600	Tiffany & Co.	20,514
2,300	TJX Cos., Inc.	54,533
4,300	Walgreen Co.	174,580
6,900	Wal-Mart Stores, Inc.	334,305
200	Whole Foods Market, Inc.	13,000
		2,244,860
	Services — 3.3%
300	Brinker International, Inc.	11,010
1,300	Darden Restaurants, Inc.	46,033
600	Gannett Co., Inc.	32,406
1,200	Interpublic Group of Cos., Inc. *	11,436
600	Marriott International, Inc.-Class A	43,398
1,000	McDonald’s Corp.	33,170
500	MGM Mirage *	20,730
1,100	Moody’s Corp.	57,530
400	Omnicom Group	38,044
2,000	Starbucks Corp. *	71,300
1,400	Sysco Corp.	42,812
900	Wendy’s International, Inc.	54,252

4

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

700	Yum! Brands, Inc.	35,280
		497,401
	Technology — 13.2%
900	Adobe Systems, Inc. *	25,767
600	Affiliated Computer Services, Inc.-Class A *	29,952
1,200	Agilent Technologies, Inc. *	41,868
1,000	American Power Conversion Corp.	19,680
200	Apple Computer, Inc. *	11,954
600	Applied Materials, Inc.	10,146
300	Autodesk, Inc. *	10,917
400	Avnet, Inc. *	8,832
400	Boeing Co.	33,300
1,000	Broadcom Corp.-Class A *	33,810
300	Citrix Systems, Inc. *	11,274
200	Computer Sciences Corp. *	11,250
3,800	Corning, Inc. *	92,150
200	Danaher Corp.	12,822
6,800	Dell, Inc. *	172,584
200	DST Systems, Inc. *	11,760
700	Emerson Electric Co.	57,764
2,000	First Data Corp.	92,220
400	General Dynamics Corp.	25,456
300	Goodrich Corp.	12,789
100	Google, Inc.-Class A *	37,182
400	Harris Corp.	16,288
12,600	Hewlett-Packard Co.	407,988
9,300	Intel Corp.	167,586
300	International Business Machines Corp.	23,970
600	Intuit, Inc. *	33,174
300	Jabil Circuit, Inc.	10,446
700	Lexmark International, Inc. *	40,075
300	Microchip Technology, Inc.	10,290
5,300	Motorola, Inc.	111,777
600	National Semiconductor Corp.	15,408
400	Northrop Grumman Corp.	25,872
1,800	Nvidia Corp. *	41,364
600	Paychex, Inc.	22,026
300	Pitney Bowes, Inc.	12,234
3,700	Qualcomm, Inc.	167,277
200	Rockwell Automation, Inc.	13,656
4,100	Texas Instruments, Inc.	128,043
		2,010,951
	Transportation — 1.7%
800	Burlington Northern Santa Fe Corp.	61,928
700	C.H. Robinson Worldwide, Inc.	30,828
200	Expeditors International of Washington, Inc.	19,690
900	FedEx Corp.	98,343

5

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

500	Union Pacific Corp.	46,400
		257,189
	Utility — 6.7%
500	Alltel Corp.	30,925
700	American Electric Power Co., Inc.	23,989
13,032	AT&T, Inc.	339,614
3,000	BellSouth Corp.	101,310
1,500	Centerpoint Energy, Inc.	17,985
300	CenturyTel, Inc.	10,725
300	Constellation Energy Group, Inc.	15,510
700	Edison International	27,468
100	Exelon Corp.	5,661
700	FirstEnergy Corp.	36,694
300	Kinder Morgan, Inc.	30,144
100	Nextel Partners, Inc.-Class A *	2,840
300	Public Service Enterprise Group, Inc.	19,119
200	Questar Corp.	14,738
400	TXU Corp.	22,920
10,500	Verizon Communications, Inc.	327,705
		1,027,347
	TOTAL COMMON STOCKS (COST $14,994,273)	14,756,415

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.9%
441,855	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $441,896 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $450,692.	441,855
	TOTAL SHORT-TERM INVESTMENT(S) (COST $441,855)	441,855
	TOTAL INVESTMENTS — 99.9% (Cost $15,436,128)	15,198,270
	Other Assets and Liabilities (net) — 0.1%	16,613
	TOTAL NET ASSETS — 100.0%	$15,214,883

6

GMO U.S. Core Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 15,437,497	$ 1,385,231	$ (1,624,458)	$ (239,227)

Notes to Schedule of Investments:
*	Non-income producing security.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved the liquidation and termination of the Fund. On June 8, 2006, the Fund was liquidated and proceeds were distributed to shareholders.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Automotive — 1.3%
3,497,711	Ford Motor Co. (a)	25,043,611
51,200	Genuine Parts Co.	2,204,672
429,100	Harley-Davidson, Inc. (a)	21,390,635
263,945	Johnson Controls, Inc.	22,480,196
72,600	Paccar, Inc.	5,579,310
		76,698,424
	Construction — 1.2%
272,100	Centex Corp.	12,976,449
295,937	D.R. Horton, Inc.	7,800,899
14,200	Jacobs Engineering Group, Inc. *	1,108,026
243,700	KB Home (a)	12,477,440
311,900	Lennar Corp.-Class A	14,943,129
53,600	Martin Marietta Materials, Inc.	4,904,936
138,800	Masco Corp.	4,305,576
5,700	NVR, Inc. * (a)	3,471,300
346,900	Pulte Homes, Inc.	11,263,843
34,800	Vulcan Materials Co.	2,716,140
		75,967,738
	Consumer Goods — 3.9%
1,494,400	Altria Group, Inc. (a)	108,119,840
43,300	Coach, Inc. *	1,259,164
224,200	Colgate-Palmolive Co.	13,528,228
597,149	Eastman Kodak Co.	14,397,262
177,900	International Game Technology	6,623,217
258,600	Jones Apparel Group, Inc.	8,388,984
42,300	Kimberly-Clark Corp.	2,566,341
412,700	Liz Claiborne, Inc.	15,959,109
237,400	Mohawk Industries, Inc. * (a)	17,496,380
303,800	Newell Rubbermaid, Inc.	8,038,548
71,500	UST, Inc. (a)	3,146,715
67,900	VF Corp.	4,272,947
365,300	Whirlpool Corp.	32,847,776
		236,644,511
	Financial — 19.5%
1,291,500	Aflac, Inc.	60,442,200
153,800	Allstate Corp. (The)	8,460,538
245,100	AMBAC Financial Group, Inc.	19,644,765
1,860,600	American International Group, Inc.	113,124,480
649,400	AON Corp. (a)	23,151,110
903,677	Bank of America Corp.	43,737,967
218,000	BB&T Corp.	9,062,260
25,000	Bear Stearns Cos. (The), Inc.	3,343,750
59,800	Brown & Brown, Inc.	1,822,106
2,296,100	Charles Schwab Corp. (The)	38,253,026
359,600	Chubb Corp.	18,170,588
78,100	CIT Group, Inc.	4,014,340

1

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,925,600	Citigroup, Inc.	94,932,080
129,500	Comerica, Inc.	7,090,125
416,300	E*Trade Financial Corp. *	10,103,601
193,200	Equifax, Inc.	6,970,656
2,140,054	Fannie Mae	106,467,686
119,500	Federated Investors, Inc.-Class B	3,838,340
589,320	Fidelity National Financial, Inc.	24,450,887
36,600	Fifth Third Bancorp	1,390,800
48,400	First American Corp.	2,031,348
2,300	First Horizon National Corp. (a)	91,908
134,600	Franklin Resources, Inc.	12,107,270
321,700	Freddie Mac	19,314,868
9,000	Golden West Financial Corp.	657,900
188,300	Goldman Sachs Group, Inc.	28,423,885
76,800	Hartford Financial Services Group, Inc.	6,753,792
525,300	JPMorgan Chase & Co.	22,398,792
16,600	KeyCorp	592,952
60,600	Legg Mason, Inc.	5,813,358
613,200	Lehman Brothers Holdings, Inc.	40,845,252
242,000	Lincoln National Corp.	13,595,560
553,800	Loews Corp.	18,818,124
273,200	Marsh & McLennan Cos., Inc.	7,657,796
102,950	MBIA, Inc. (a)	5,881,533
386,700	Mellon Financial Corp.	13,990,806
534,300	Merrill Lynch & Co., Inc.	38,688,663
234,500	Metlife, Inc. (a)	12,069,715
236,200	MGIC Investment Corp.	15,558,494
838,000	National City Corp.	30,905,440
132,200	Northern Trust Corp.	7,392,624
335,500	Old Republic International Corp.	7,169,635
313,800	PMI Group (The), Inc.	14,277,900
321,300	PNC Financial Services Group, Inc.	22,140,783
116,200	Principal Financial Group, Inc.	6,350,330
1,688,800	Progressive Corp. (The)	46,188,680
248,800	Prudential Financial, Inc. (a)	18,946,120
206,400	Radian Group, Inc.	12,615,168
678,200	St. Paul Travelers Cos. (The), Inc.	29,854,364
277,000	State Street Corp.	17,201,700
2,000	Student Loan Corp.	371,920
360,400	TD Ameritrade Holding Corp.	6,126,800
313,900	Torchmark Corp.	18,482,432
928,300	UnumProvident Corp. (a)	16,672,268
61,400	US Bancorp	1,895,418
232,550	W.R. Berkley Corp.	7,992,743
1,363,104	Washington Mutual, Inc. (a)	62,580,105
		1,190,927,751
	Food & Beverage — 3.1%
14,200	Anheuser-Busch Cos., Inc.	648,088
509,200	Archer-Daniels-Midland Co.	21,167,444
68,800	Brown-Forman Corp.-Class B	5,249,440

2

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,288,300	Coca-Cola Co. (The)	100,753,849
266,000	Dean Foods Co. *	9,496,200
104,800	Kraft Foods, Inc. (a)	3,468,880
122,500	Pepsi Bottling Group, Inc.	3,839,150
286,800	PepsiCo, Inc.	17,339,928
1,006,800	Sara Lee Corp.	17,085,396
758,100	Tyson Foods, Inc.-Class A	12,137,181
		191,185,556
	Health Care — 20.8%
796,100	Abbott Laboratories	33,993,470
330,744	Aetna, Inc.	12,720,414
198,000	Allergan, Inc. *	18,774,360
797,600	AmerisourceBergen Corp.	34,767,384
214,500	Amgen, Inc. *	14,498,055
104,900	Barr Pharmaceuticals, Inc. *	5,528,230
15,900	Baxter International, Inc.	599,430
1,323,352	Bristol-Myers Squibb Co.	32,488,292
655,000	Cardinal Health, Inc.	43,826,050
269,000	Caremark Rx, Inc. *	12,903,930
282,900	Cigna Corp.	26,236,146
42,300	Coventry Health Care, Inc. *	2,210,175
592,300	Express Scripts, Inc. *	43,403,744
1,151,800	Forest Laboratories, Inc. *	43,169,464
396,700	Genentech, Inc. *	32,910,232
372,900	HCA, Inc. (a)	16,575,405
204,100	Health Net, Inc. *	8,780,382
268,500	Humana, Inc. *	13,594,155
1,837,100	Johnson & Johnson	110,630,162
351,400	King Pharmaceuticals, Inc. *	6,247,892
341,366	Lincare Holdings, Inc. *	12,732,952
1,473,700	McKesson Corp.	72,948,150
164,500	Medco Health Solutions, Inc. *	8,866,550
131,000	Medtronic, Inc. (a)	6,614,190
5,680,000	Merck & Co., Inc.	189,087,200
22,100	Omnicare, Inc.	1,024,556
10,800,580	Pfizer, Inc.	255,541,723
98,000	Quest Diagnostics, Inc.	5,462,520
13,100	St. Jude Medical, Inc. *	446,710
13,500	Stryker Corp.	592,650
36,200	Tenet Healthcare Corp. * (a)	286,704
3,430,202	UnitedHealth Group, Inc.	150,791,680
27,800	Varian Medical Systems, Inc. *	1,303,820
222,222	WellPoint, Inc. *	15,906,651
692,500	Wyeth	31,674,950
		1,267,138,378
	Machinery — 0.9%
238,300	Baker Hughes, Inc. (a)	20,565,290
92,600	BJ Services Co.	3,393,790
393,700	Caterpillar, Inc. (a)	28,720,415

3

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

40,900	Halliburton Co.	3,050,731
26,000	Parker-Hannifin Corp.	2,028,520
		57,758,746
	Manufacturing — 0.8%
136,400	American Standard Cos., Inc.	5,795,636
503,200	General Electric Co. (a)	17,239,632
80,200	Illinois Tool Works, Inc.	3,981,930
125,400	ITT Industries, Inc.	6,539,610
196,500	United Technologies Corp.	12,285,180
		45,841,988
	Metals & Mining — 0.1%
151,500	Alcoa, Inc.	4,805,580
	Oil & Gas — 4.7%
752,600	Anadarko Petroleum Corp.	37,381,642
242,100	Apache Corp.	15,707,448
56,000	Chevron Corp.	3,348,240
1,159,968	ConocoPhillips	73,414,375
380,700	Devon Energy Corp.	21,836,952
739,900	Exxon Mobil Corp.	45,067,309
42,700	Hess Corp. (a)	6,405,000
318,200	Marathon Oil Corp.	23,880,910
42,600	Newfield Exploration Co. *	1,820,298
419,600	Occidental Petroleum Corp.	41,578,164
204,200	Sunoco, Inc.	14,006,078
		284,446,416
	Primary Process Industry — 0.2%
95,600	Nucor Corp. (a)	10,063,812
	Retail Stores — 14.8%
88,500	Abercrombie & Fitch Co.-Class A	5,119,725
172,900	Advance Auto Parts	6,590,948
668,821	Albertson’s, Inc. (a)	17,128,506
730,800	AutoNation, Inc. *	15,851,052
147,200	AutoZone, Inc. *	13,355,456
884,100	Bed Bath & Beyond, Inc. * (a)	31,093,797
222,900	Best Buy Co., Inc.	11,813,700
31,100	CDW Corp. (a)	1,739,423
353,100	Chico’s FAS, Inc. * (a)	10,582,407
105,200	Costco Wholesale Corp. (a)	5,568,236
270,500	CVS Corp.	7,546,950
466,500	Dollar General Corp. (a)	7,603,950
89,500	Family Dollar Stores, Inc.	2,235,710
131,400	Fastenal Co.	5,650,200
95,600	Federated Department Stores, Inc.	6,962,548
5,406,104	Home Depot, Inc.	206,080,684
2,529,900	Kroger Co.	50,876,289
2,484,600	Lowe’s Cos., Inc.	154,740,888
381,200	Nordstrom, Inc.	14,039,596
799,300	Office Depot, Inc. *	33,226,901

4

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

290,000	Ross Stores, Inc.	8,192,500
1,642,900	Safeway, Inc.	38,739,582
462,500	Staples, Inc.	10,864,125
321,300	Supervalu, Inc.	9,369,108
173,200	Tiffany & Co.	5,921,708
706,836	TJX Cos., Inc.	16,759,082
1,791,600	Walgreen Co.	72,738,960
2,732,900	Wal-Mart Stores, Inc.	132,409,005
42,400	Whole Foods Market, Inc.	2,756,000
		905,557,036
	Services — 2.7%
104,200	Brinker International, Inc. (a)	3,824,140
437,600	Darden Restaurants, Inc. (a)	15,495,416
208,500	Gannett Co., Inc. (a)	11,261,085
76,100	Interpublic Group of Cos., Inc. * (a)	725,233
32,500	Manpower, Inc.	2,139,475
132,500	Marriott International, Inc.-Class A	9,583,725
266,300	McDonald’s Corp.	8,833,171
107,400	MGM Mirage *	4,452,804
418,800	Moody’s Corp.	21,903,240
93,700	Omnicom Group	8,911,807
30,800	Robert Half International, Inc.	1,264,032
801,100	Starbucks Corp. *	28,559,215
492,900	Sysco Corp.	15,072,882
63,300	Weight Watchers International, Inc.	2,651,004
315,700	Wendy’s International, Inc.	19,030,396
219,100	Yum! Brands, Inc. (a)	11,042,640
		164,750,265
	Technology — 13.2%
325,400	Adobe Systems, Inc. * (a)	9,316,202
216,200	Affiliated Computer Services, Inc.-Class A *	10,792,704
491,400	Agilent Technologies, Inc. *	17,144,946
254,700	American Power Conversion Corp.	5,012,496
69,100	Apple Computer, Inc. *	4,130,107
252,800	Applera Corp.-Applied Biosystems Group	7,482,880
301,100	Applied Materials, Inc.	5,091,601
75,100	Arrow Electronics, Inc. *	2,440,750
109,260	Autodesk, Inc. *	3,975,971
83,300	Avnet, Inc. *	1,839,264
246,400	BMC Software, Inc. *	4,964,960
190,600	Boeing Co.	15,867,450
372,900	Broadcom Corp.-Class A *	12,607,749
95,700	Citrix Systems, Inc. *	3,596,406
42,700	Computer Sciences Corp. *	2,401,875
1,516,500	Corning, Inc. * (a)	36,775,125
51,900	Danaher Corp.	3,327,309
2,663,100	Dell, Inc. * (a)	67,589,478
128,600	Diebold, Inc. (a)	5,466,786
53,100	DST Systems, Inc. * (a)	3,122,280

5

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

104,500	Electronic Data Systems Corp.	2,562,340
296,000	Emerson Electric Co.	24,425,920
10,900	Energizer Holdings, Inc. * (a)	569,634
666,900	First Data Corp.	30,750,759
74,700	Fiserv, Inc. *	3,223,305
189,600	General Dynamics Corp.	12,066,144
123,100	Goodrich Corp.	5,247,753
50,900	Google, Inc.-Class A *	18,925,638
26,000	Harris Corp.	1,058,720
5,014,900	Hewlett-Packard Co.	162,382,462
3,520,500	Intel Corp. (a)	63,439,410
118,500	International Business Machines Corp.	9,468,150
190,800	Intuit, Inc. *	10,549,332
167,300	Jabil Circuit, Inc.	5,825,386
179,700	Lexmark International, Inc. *	10,287,825
97,700	Microchip Technology, Inc.	3,351,110
2,158,600	Motorola, Inc.	45,524,874
276,500	National Semiconductor Corp.	7,100,520
160,400	Northrop Grumman Corp.	10,374,672
432,800	Nvidia Corp. *	9,945,744
242,800	Paychex, Inc.	8,913,188
235,000	Pitney Bowes, Inc.	9,583,300
1,444,000	Qualcomm, Inc.	65,283,240
66,300	Rockwell Automation, Inc.	4,526,964
1,584,000	Texas Instruments, Inc.	49,468,320
128,000	W.W. Grainger, Inc.	9,236,480
		807,037,529
	Transportation — 1.8%
308,195	Burlington Northern Santa Fe Corp.	23,857,375
296,700	C.H. Robinson Worldwide, Inc. (a)	13,066,668
116,500	Expeditors International of Washington, Inc.	11,469,425
359,000	FedEx Corp.	39,227,930
252,700	Union Pacific Corp.	23,450,560
		111,071,958
	Utility — 6.8%
17,900	AES Corp. (The) *	329,360
208,600	Alltel Corp.	12,901,910
203,400	American Electric Power Co., Inc.	6,970,518
5,297,422	AT&T, Inc.	138,050,817
1,151,800	BellSouth Corp.	38,896,286
532,400	Centerpoint Energy, Inc.	6,383,476
116,800	CenturyTel, Inc.	4,175,600
112,900	Constellation Energy Group, Inc.	5,836,930
263,400	Edison International	10,335,816
173,800	El Paso Corp.	2,706,066
267,800	FirstEnergy Corp.	14,038,076
128,600	Kinder Morgan, Inc.	12,921,728
104,300	Public Service Enterprise Group, Inc.	6,647,039
106,400	Questar Corp.	7,840,616

6

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

90,100	Qwest Communications International, Inc. * (a)	631,601
108,500	TXU Corp.	6,217,050
4,409,522	Verizon Communications, Inc.	137,621,182
		412,504,071
	TOTAL COMMON STOCKS (COST $5,819,999,196)	5,842,399,759

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 7.7%
7,128,634	Barclays Global Investors Institutional Money Market Fund (b)	7,128,634
29,729,732	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $29,733,947 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $31,169,857. (b)	29,729,732
57,972,979	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $57,981,196 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $59,132,439. (b)	57,972,979
49,081,505	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $49,088,393 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $50,569,046. (b)	49,081,505
3,716,217	Merrimac Cash Series-Premium Class (b)	3,716,217
22,297,300	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $22,300,429 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $22,453,172. (b)	22,297,300
37,162,166	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $37,167,444 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $37,905,410. (b)	37,162,166
13,000,000	U.S. Treasury Bill, 4.71%, due 08/24/2006 (c) (d)	12,859,093
247,762,845	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $247,786,245 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.87%, maturity date of 05/15/2009 and a market value, including accrued interest, of $252,718,102.	247,762,845
	TOTAL SHORT-TERM INVESTMENT(S) (COST $467,711,574)	467,710,471
	TOTAL INVESTMENTS — 103.5% (Cost $6,287,710,770)	6,310,110,230
	Other Assets and Liabilities (net) — (3.5%)	(209,626,341)
	TOTAL NET ASSETS — 100.0%	$6,100,483,889

7

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,304,098,832	$330,909,002	$(324,897,604)	$6,011,398

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
543	S&P 500	June 2006	$172,687,575	$(5,247,967)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $200,877,109 collateralized by cash in the amount of $207,088,533 which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Automotive — 0.7%
41,400	Harley-Davidson, Inc.	2,063,790
5,600	Johnson Controls, Inc.	476,952
20,500	Oshkosh Truck Corp.	1,083,425
4,600	Paccar, Inc.	353,510
		3,977,677
	Construction — 0.8%
2,400	Centex Corp.	114,456
14,000	D.R. Horton, Inc.	369,040
1,100	Jacobs Engineering Group, Inc. *	85,833
13,100	KB Home	670,720
4,300	Lennar Corp.-Class A	206,013
17,500	Martin Marietta Materials, Inc.	1,601,425
4,100	Masco Corp.	127,182
800	NVR, Inc. * (a)	487,200
10,000	Ryland Group, Inc. (a)	492,100
1,400	Vulcan Materials Co.	109,270
		4,263,239
	Consumer Goods — 3.4%
148,184	Altria Group, Inc.	10,721,112
21,849	Bebe Stores, Inc.	324,239
26,800	Colgate-Palmolive Co. (a)	1,617,112
6,100	Columbia Sportswear Co. * (a)	288,713
10,800	HNI Corp.	563,760
12,200	International Game Technology	454,206
24,600	Mohawk Industries, Inc. * (a)	1,813,020
31,300	Newell Rubbermaid, Inc.	828,198
17,478	Whirlpool Corp.	1,571,622
		18,181,982
	Financial — 11.6%
137,200	Aflac, Inc.	6,420,960
14,100	AMBAC Financial Group, Inc.	1,130,115
188,900	American International Group, Inc.	11,485,120
38,300	AON Corp.	1,365,395
4,600	Brown & Brown, Inc.	140,162
479,900	Charles Schwab Corp. (The)	7,995,134
21,600	Chubb Corp.	1,091,448
68,500	E*Trade Financial Corp. *	1,662,495
8,500	Equifax, Inc.	306,680
27,100	Fair Isaac Corp.	963,947
54,695	Fannie Mae	2,721,076
10,400	Federated Investors, Inc.-Class B	334,048
30,900	Franklin Resources, Inc.	2,779,455
18,000	Goldman Sachs Group, Inc.	2,717,100
25,500	Legg Mason, Inc.	2,446,215
34,600	Lehman Brothers Holdings, Inc.	2,304,706
7,900	Lincoln National Corp.	443,822

1

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

44,100	Loews Corp.	1,498,518
24,500	Marsh & McLennan Cos., Inc.	686,735
900	MBIA, Inc.	51,417
9,900	Mellon Financial Corp.	358,182
37,700	Merrill Lynch & Co., Inc.	2,729,857
1,700	MoneyGram International, Inc.	59,466
8,300	PMI Group (The), Inc.	377,650
101,600	Progressive Corp. (The)	2,778,760
12,100	Prudential Financial, Inc.	921,415
9,600	Radian Group, Inc.	586,752
68,400	St. Paul Travelers Cos. (The), Inc.	3,010,968
27,200	State Street Corp.	1,689,120
98,700	TD Ameritrade Holding Corp.	1,677,900
8,750	W.R. Berkley Corp.	300,738
		63,035,356
	Food & Beverage — 2.4%
5,100	Brown-Forman Corp.-Class B	389,130
181,700	Coca-Cola Co. (The)	8,000,251
15,100	Dean Foods Co. *	539,070
69,100	PepsiCo, Inc.	4,177,786
8,400	Sara Lee Corp.	142,548
		13,248,785
	Health Care — 27.3%
107,400	Abbott Laboratories	4,585,980
106,100	Aetna, Inc.	4,080,606
48,100	Allergan, Inc. (a)	4,560,842
31,400	AmerisourceBergen Corp.	1,368,726
43,100	Amgen, Inc. *	2,913,129
31,800	Barr Pharmaceuticals, Inc. *	1,675,860
13,000	Baxter International, Inc.	490,100
55,000	Bristol-Myers Squibb Co.	1,350,250
62,200	Cardinal Health, Inc.	4,161,802
44,500	Caremark Rx, Inc. *	2,134,665
49,000	Cerner Corp. * (a)	1,861,020
10,200	Cigna Corp.	945,948
3,600	Community Health Systems, Inc. *	135,720
28,200	Coventry Health Care, Inc. *	1,473,450
11,500	Endo Pharmaceuticals Holdings, Inc. *	337,410
102,300	Express Scripts, Inc. *	7,496,544
128,000	Forest Laboratories, Inc. *	4,797,440
198,800	Genentech, Inc. *	16,492,448
32,700	Gilead Sciences, Inc. *	1,874,691
89,500	HCA, Inc.	3,978,275
20,400	Health Management Associates, Inc.-Class A	425,340
56,500	Health Net, Inc. *	2,430,630
13,900	Henry Schein, Inc. * (a)	640,651
46,200	Humana, Inc. *	2,339,106
149,664	Johnson & Johnson	9,012,766
5,700	Kyphon, Inc. * (a)	226,233
65,800	Lincare Holdings, Inc. *	2,454,340

2

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

119,900	McKesson Corp.	5,935,050
14,800	Medtronic, Inc. (a)	747,252
9,300	Mentor Corp. (a)	375,627
422,700	Merck & Co., Inc.	14,071,683
31,600	Omnicare, Inc.	1,464,976
573,176	Pfizer, Inc.	13,561,344
52,800	Pharmaceutical Product Development, Inc.	1,918,224
14,700	Quest Diagnostics, Inc.	819,378
14,400	Respironics, Inc. *	489,888
49,500	St. Jude Medical, Inc. *	1,687,950
19,700	Stryker Corp.	864,830
3,000	Techne Corp. *	164,040
385,100	UnitedHealth Group, Inc.	16,928,996
21,900	Varian Medical Systems, Inc. *	1,027,110
9,600	WellPoint, Inc. *	687,168
76,000	Wyeth	3,476,240
		148,463,728
	Machinery — 3.7%
51,500	Baker Hughes, Inc.	4,444,450
55,900	BJ Services Co.	2,048,735
21,500	Cameron International Corp. *	1,008,350
90,700	Caterpillar, Inc.	6,616,565
3,300	Cummins, Inc. (a)	363,693
7,700	Flowserve Corp. *	409,486
25,500	Grant Prideco, Inc. *	1,225,020
40,300	Halliburton Co.	3,005,977
7,600	Terex Corp. *	695,400
		19,817,676
	Manufacturing — 0.4%
6,900	American Standard Cos., Inc.	293,181
8,400	Illinois Tool Works, Inc.	417,060
20,400	ITT Industries, Inc.	1,063,860
2,500	Reliance Steel & Aluminum Co.	201,525
		1,975,626
	Oil & Gas — 4.2%
33,400	Anadarko Petroleum Corp.	1,658,978
88,129	ConocoPhillips	5,577,684
21,000	Devon Energy Corp.	1,204,560
119,700	Exxon Mobil Corp.	7,290,927
15,000	Helmerich & Payne, Inc.	986,400
5,500	Hess Corp.	825,000
21,300	Marathon Oil Corp.	1,598,565
5,900	Newfield Exploration Co. *	252,107
11,400	Occidental Petroleum Corp.	1,129,626
29,500	Sunoco, Inc.	2,023,405
		22,547,252

3

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Primary Process Industry — 0.4%
7,900	Millipore Corp. *	548,260
17,400	Nucor Corp. (a)	1,831,698
		2,379,958
	Retail Stores — 15.5%
57,800	Advance Auto Parts	2,203,336
36,400	AutoNation, Inc. *	789,516
15,700	AutoZone, Inc. *	1,424,461
107,800	Bed Bath & Beyond, Inc. *	3,791,326
27,700	Best Buy Co., Inc.	1,468,100
1,900	BJ’s Wholesale Club, Inc. *	56,050
53,400	Chico’s FAS, Inc. *	1,600,398
11,100	Circuit City Stores, Inc.	333,444
10,000	Claire’s Stores, Inc.	271,700
2,300	Costco Wholesale Corp.	121,739
104,200	Dollar General Corp.	1,698,460
34,200	Dollar Tree Stores, Inc. *	903,906
13,800	Fastenal Co.	593,400
602,500	Home Depot, Inc.	22,967,300
179,500	Kroger Co.	3,609,745
245,034	Lowe’s Cos., Inc.	15,260,718
17,500	Men’s Wearhouse, Inc.	592,725
92,600	Nordstrom, Inc.	3,410,458
61,100	Office Depot, Inc. *	2,539,927
36,000	O’Reilly Automotive, Inc. *	1,140,840
32,000	Rent-A-Center, Inc. *	760,960
55,000	Staples, Inc.	1,291,950
29,400	Supervalu, Inc.	857,304
34,400	Tiffany & Co.	1,176,136
52,760	TJX Cos., Inc.	1,250,940
4,700	Tractor Supply Co. * (a)	261,367
154,100	Walgreen Co.	6,256,460
140,800	Wal-Mart Stores, Inc.	6,821,760
14,100	Whole Foods Market, Inc.	916,500
		84,370,926
	Services — 3.1%
35,500	Applebee’s International, Inc.	717,810
27,300	Brinker International, Inc. (a)	1,001,910
1,900	Copart, Inc. *	52,136
55,700	Darden Restaurants, Inc.	1,972,337
6,100	Iron Mountain, Inc. *	225,334
3,600	ITT Educational Services, Inc. *	234,000
47,600	McDonald’s Corp.	1,578,892
36,200	Moody’s Corp.	1,893,260
18,900	Robert Half International, Inc.	775,656
23,950	Sonic Corp. *	523,068
68,400	Starbucks Corp. *	2,438,460
36,200	Sysco Corp. (a)	1,106,996
5,200	Weight Watchers International, Inc.	217,776
49,700	Wendy’s International, Inc.	2,995,916

4

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

17,100	Yum! Brands, Inc.	861,840
		16,595,391
	Technology — 22.2%
29,200	Adobe Systems, Inc. *	835,996
23,600	ADTRAN, Inc.	595,192
21,300	Affiliated Computer Services, Inc.-Class A *	1,063,296
132,100	Agilent Technologies, Inc. *	4,608,969
1,500	American Power Conversion Corp.	29,520
30,700	Apple Computer, Inc. *	1,834,939
12,400	Applera Corp.-Applied Biosystems Group	367,040
22,500	Applied Materials, Inc.	380,475
29,900	Avnet, Inc. *	660,192
101,000	BEA Systems, Inc. * (a)	1,369,560
32,700	BMC Software, Inc. *	658,905
36,900	Boeing Co.	3,071,925
128,200	Broadcom Corp.-Class A *	4,334,442
7,700	Ceridian Corp. *	187,341
22,900	Compuware Corp. *	168,544
377,900	Corning, Inc. *	9,164,075
5,000	Danaher Corp.	320,550
298,300	Dell, Inc. *	7,570,854
12,800	DST Systems, Inc. *	752,640
20,900	Emerson Electric Co.	1,724,668
1,100	Energizer Holdings, Inc. * (a)	57,486
58,100	First Data Corp.	2,678,991
24,100	Fiserv, Inc. *	1,039,915
15,000	General Dynamics Corp.	954,600
4,400	Global Payments, Inc.	204,952
48,600	Goodrich Corp.	2,071,818
14,900	Google, Inc.-Class A *	5,540,118
16,100	Harris Corp.	655,592
295,200	Hewlett-Packard Co.	9,558,576
2,900	Ingram Micro, Inc.-Class A *	50,054
590,408	Intel Corp.	10,639,152
14,000	International Business Machines Corp.	1,118,600
17,700	Intersil Corp.-Class A	474,537
24,600	Jabil Circuit, Inc.	856,572
21,400	Lexmark International, Inc. *	1,225,150
25,500	Microchip Technology, Inc.	874,650
616,200	Motorola, Inc.	12,995,658
76,800	National Semiconductor Corp.	1,972,224
11,900	Northrop Grumman Corp.	769,692
115,600	Nvidia Corp. *	2,656,488
44,600	Paychex, Inc.	1,637,266
1,400	Pitney Bowes, Inc.	57,092
235,500	Qualcomm, Inc.	10,646,955
2,100	Rockwell Automation, Inc.	143,388
2,600	Silicon Laboratories, Inc. * (a)	101,426

5

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

377,500	Texas Instruments, Inc.	11,789,325
18,300	Total System Services, Inc. (a)	330,681
		120,800,081
	Transportation — 1.5%
24,800	Burlington Northern Santa Fe Corp.	1,919,768
44,200	C.H. Robinson Worldwide, Inc.	1,946,568
13,700	Expeditors International of Washington, Inc.	1,348,765
26,800	FedEx Corp.	2,928,436
1,000	Norfolk Southern Corp.	52,760
		8,196,297
	Utility — 1.6%
1,500	CenturyTel, Inc.	53,625
42,300	Kinder Morgan, Inc.	4,250,304
42,000	NII Holdings, Inc. * (a)	2,287,320
7,400	Questar Corp.	545,306
28,800	TXU Corp.	1,650,240
		8,786,795
	TOTAL COMMON STOCKS (COST $540,730,136)	536,640,769

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Utility — 0.0%
3,093	Lucent Technologies, Inc. Warrants, Expires 12/10/07 *	1,021
	TOTAL RIGHTS AND WARRANTS (COST $0)	1,021

6

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 9.4%
716,962	Barclays Global Investors Institutional Money Market Fund (b)	716,962
26,780,645	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $26,783,175 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $27,316,258.	26,780,645
2,990,065	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,990,489 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $3,134,906. (b)	2,990,065
5,830,628	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $5,831,454 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $5,947,240. (b)	5,830,628
4,936,368	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $4,937,061 and an effective yield of 5.05%, collateralized by various corporate debt obligations with an aggregate market value of $5,085,978. (b)	4,936,368
373,758	Merrimac Cash Series-Premium Class (b)	373,758
2,242,549	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,242,864 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $2,258,226. (b)	2,242,549
3,737,582	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $3,738,113 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $3,812,333. (b)	3,737,582
823,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (c)	814,080
2,616,374	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,616,621 and an effective yield of 3.40%, collateralized by a U.S. Treasury Note with a rate of 4.75%, maturity date of 11/15/08 and a market value, including accrued interest, of $2,668,702.	2,616,374
	TOTAL SHORT-TERM INVESTMENT(S) (COST $51,039,078)	51,039,011
	TOTAL INVESTMENTS — 108.2% (Cost $591,769,214)	587,680,801
	Other Assets and Liabilities (net) — (8.2%)	(44,313,270)
	TOTAL NET ASSETS — 100.0%	$543,367,531

7

GMO U.S. Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 600,296,737	$16,983,017	$(29,598,953)	$(12,615,936)

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $20,321,320 collateralized by cash in the amount of $20,827,912, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Automotive — 3.4%
700	Eaton Corp.	51,478
98,454	Ford Motor Co. (a)	704,931
30,382	General Motors Corp. (a)	818,187
7,400	Goodyear Tire & Rubber Co. (The) * (a)	94,128
4,700	Harley-Davidson, Inc.	234,295
8,800	Johnson Controls, Inc.	749,496
16,300	Lear Corp. (a)	386,310
1,800	TRW Automotive Holdings Corp. *	49,302
		3,088,127
	Construction — 4.5%
1,100	AMB Property Corp. REIT	54,373
21,600	Annaly Mortgage Management, Inc. REIT (a)	280,800
1,300	AvalonBay Communities, Inc. REIT (a)	138,190
4,200	Beazer Homes USA, Inc. (a)	208,950
1,000	BRE Properties, Inc. -Class A	52,140
8,700	Centex Corp.	414,903
21,133	D.R. Horton, Inc.	557,066
2,600	Equity Residential REIT	114,660
700	Essex Property Trust, Inc. REIT	74,550
400	Federal Realty Investment Trust	27,352
1,300	Hovnanian Enterprises, Inc. * (a)	41,379
900	Jacobs Engineering Group, Inc. *	70,227
5,700	KB Home (a)	291,840
9,200	Lennar Corp.-Class A	440,772
1,400	Martin Marietta Materials, Inc.	128,114
4,331	MDC Holdings, Inc. (a)	234,524
15,600	Pulte Homes, Inc.	506,532
4,800	Ryland Group, Inc.	236,208
5,900	Standard-Pacific Corp.	177,413
3,500	Thornburg Mortgage, Inc. REIT (a)	95,515
		4,145,508
	Consumer Goods — 4.2%
27,300	Altria Group, Inc.	1,975,155
2,500	Columbia Sportswear Co. * (a)	118,325
6,800	Eastman Kodak Co.	163,948
6,100	Jones Apparel Group, Inc.	197,884
7,000	Liz Claiborne, Inc.	270,690
6,300	Mohawk Industries, Inc. * (a)	464,310
500	Snap-On, Inc.	20,940
1,300	Timberland Co.-Class A *	35,919
6,287	Whirlpool Corp.	565,327
		3,812,498
	Financial — 34.3%
29,300	Aflac, Inc.	1,371,240
3,800	Allstate Corp. (The)	209,038
8,700	AMBAC Financial Group, Inc.	697,305

1

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

3,600	American Financial Group, Inc.	151,776
29,600	American International Group, Inc.	1,799,680
4,700	AmerUs Group Co. (a)	273,258
6,100	AON Corp.	217,465
600	Astoria Financial Corp.	18,156
94,076	Bank of America Corp.	4,553,278
2,300	Bank of New York Co. (The), Inc.	76,429
1,200	BB&T Corp.	49,884
1,680	Bear Stearns Cos. (The), Inc.	224,700
3,500	Capital One Financial Corp.	289,695
3,300	Chubb Corp.	166,749
1,100	CIT Group, Inc.	56,540
53,400	Citigroup, Inc.	2,632,620
6,400	Comerica, Inc.	350,400
900	Commerce Group, Inc.	51,075
9,700	Countrywide Financial Corp.	371,316
7,000	E*Trade Financial Corp. *	169,890
46,900	Fannie Mae	2,333,275
14,537	Fidelity National Financial, Inc.	603,140
9,300	First American Corp. (a)	390,321
7,000	First Horizon National Corp.	279,720
19,300	Freddie Mac (a)	1,158,772
2,200	Fremont General Corp.	44,506
4,200	Goldman Sachs Group, Inc.	633,990
400	Hanover Insurance Group (The), Inc.	18,940
3,300	Hartford Financial Services Group, Inc.	290,202
300	IndyMac Bancorp, Inc.	13,770
32,180	JPMorgan Chase & Co.	1,372,155
500	KeyCorp	17,860
9,000	Lehman Brothers Holdings, Inc.	599,490
200	Leucadia National Corp.	12,808
15,911	Lincoln National Corp.	893,880
8,700	Loews Corp.	295,626
11,700	Marsh & McLennan Cos., Inc.	327,951
2,000	MBIA, Inc. (a)	114,260
6,200	Mellon Financial Corp.	224,316
10,900	Merrill Lynch & Co., Inc.	789,269
1,100	Metlife, Inc. (a)	56,617
6,000	MGIC Investment Corp.	395,220
4,500	Morgan Stanley	268,290
37,972	National City Corp.	1,400,407
4,200	Nationwide Financial Services, Inc.-Class A	181,860
900	Ohio Casualty Corp.	26,883
18,675	Old Republic International Corp.	399,085
6,500	PMI Group (The), Inc.	295,750
3,900	PNC Financial Services Group, Inc.	268,749
400	Progressive Corp. (The)	10,940
3,200	Protective Life Corp.	141,824
3,100	Prudential Financial, Inc.	236,065
5,900	Radian Group, Inc.	360,608
3,200	Raymond James Financial, Inc.	93,792

2

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

700	Reinsurance Group of America, Inc.	33,215
2,700	St. Paul Travelers Cos. (The), Inc.	118,854
300	StanCorp Financial Group, Inc.	14,646
3,300	State Street Corp.	204,930
400	Student Loan Corp.	74,384
400	Suntrust Banks, Inc.	30,284
2,100	TD Ameritrade Holding Corp.	35,700
2,300	TD Banknorth, Inc.	65,872
11,300	Torchmark Corp.	665,344
1,200	Trustmark Corp.	36,012
36,800	UnumProvident Corp.	660,928
1,200	W.R. Berkley Corp.	41,244
25,584	Washington Mutual, Inc. (a)	1,174,562
500	Webster Financial Corp.	24,245
		31,461,055
	Food & Beverage — 1.8%
10,700	Archer-Daniels-Midland Co.	444,799
400	Brown-Forman Corp.-Class B	30,520
1,300	Dean Foods Co. *	46,410
800	Flowers Foods, Inc.	23,256
24,000	Sara Lee Corp.	407,280
1,100	Smithfield Foods, Inc. *	30,591
44,424	Tyson Foods, Inc.-Class A	711,228
		1,694,084
	Health Care — 12.8%
3,700	Aetna, Inc.	142,302
14,000	AmerisourceBergen Corp.	610,260
2,700	Bristol-Myers Squibb Co.	66,285
14,200	Cardinal Health, Inc.	950,122
6,200	Express Scripts, Inc. *	454,336
3,500	Forest Laboratories, Inc. *	131,180
19,500	McKesson Corp. (a)	965,250
81,200	Merck & Co., Inc.	2,703,148
147,600	Pfizer, Inc.	3,492,216
2,000	Quest Diagnostics, Inc.	111,480
4,700	Stryker Corp.	206,330
43,200	UnitedHealth Group, Inc.	1,899,072
		11,731,981
	Machinery — 0.2%
200	Cummins, Inc.	22,042
1,900	Oil States International, Inc. *	66,006
1,000	Terex Corp. *	91,500
		179,548
	Manufacturing — 0.5%
1,100	Harsco Corp.	89,122
1,000	Reliance Steel & Aluminum Co.	80,610
1,100	SPX Corp.	57,871
2,100	Temple-Inland, Inc.	90,321

3

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

600	Timken Co. (The)	18,858
1,900	Trinity Industries, Inc.	118,446
		455,228
	Metals & Mining — 0.1%
1,400	Alcoa, Inc.	44,408
800	CONSOL Energy, Inc.	70,600
		115,008
	Oil & Gas — 6.3%
1,800	Anadarko Petroleum Corp.	89,406
7,400	Apache Corp.	480,112
1,300	Ashland, Inc.	81,250
6,500	Chevron Corp.	388,635
16,229	ConocoPhillips	1,027,133
4,000	ENSCO International, Inc.	199,960
27,900	Exxon Mobil Corp.	1,699,389
2,400	Helmerich & Payne, Inc. (a)	157,824
500	Hess Corp. (a)	75,000
800	Houston Exploration Co. (The) *	42,632
3,100	Marathon Oil Corp.	232,655
1,800	Murphy Oil Corp.	94,914
2,600	Occidental Petroleum Corp.	257,634
200	Pogo Producing Co.	9,012
2,000	Sunoco, Inc.	137,180
6,200	Tesoro Corp.	422,282
2,400	Unit Corp. *	143,808
3,300	Valero Energy Corp.	202,455
300	Western Gas Resources, Inc.	14,703
		5,755,984
	Primary Process Industry — 0.4%
1,600	Airgas, Inc.	61,264
1,400	Commercial Metals Co.	34,454
2,100	Nucor Corp. (a)	221,067
900	Worthington Industries, Inc.	15,327
		332,112
	Retail Stores — 8.9%
12,500	Albertson’s, Inc. (a)	320,125
1,500	AutoNation, Inc. *	32,535
300	AutoZone, Inc. *	27,219
7,000	Bed Bath & Beyond, Inc. *	246,190
51,200	Home Depot, Inc.	1,951,744
26,300	Kroger Co.	528,893
24,700	Lowe’s Cos., Inc.	1,538,316
5,600	Office Depot, Inc. *	232,792
2,900	Rent-A-Center, Inc. *	68,962
22,800	Safeway, Inc.	537,624
10,700	Supervalu, Inc.	312,012
8,300	TJX Cos., Inc.	196,793

4

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

44,300	Wal-Mart Stores, Inc.	2,146,335
		8,139,540
	Services — 1.8%
9,250	Applebee’s International, Inc.	187,035
1,500	Aqua America, Inc.	35,190
4,700	BearingPoint, Inc. * (a)	37,741
2,700	Brinker International, Inc.	99,090
4,700	Cendant Corp.	75,999
12,300	Gannett Co., Inc. (a)	664,323
1,300	ITT Educational Services, Inc. *	84,500
2,500	Manpower, Inc.	164,575
400	Valassis Communications, Inc. *	11,596
3,600	Waste Management, Inc.	131,832
2,400	Wendy’s International, Inc.	144,672
		1,636,553
	Technology — 7.8%
700	Agilent Technologies, Inc. *	24,423
5,100	Applied Materials, Inc.	86,241
2,200	Arrow Electronics, Inc. *	71,500
1,100	Avnet, Inc. *	24,288
1,400	AVX Corp.	22,918
79,600	Dell, Inc. *	2,020,248
3,200	Electronic Data Systems Corp.	78,464
700	Emerson Electric Co.	57,764
29,600	First Data Corp.	1,364,856
1,200	General Dynamics Corp.	76,368
1,300	Harris Corp.	52,936
39,887	Hewlett-Packard Co.	1,291,541
23,100	Ingram Micro, Inc.-Class A *	398,706
2,400	Intersil Corp.-Class A	64,344
6,000	Lexmark International, Inc. *	343,500
8,800	Micron Technology, Inc. * (a)	145,728
11,300	Motorola, Inc.	238,317
3,500	Northrop Grumman Corp.	226,380
1,800	Raytheon Co.	82,530
10,800	Tech Data Corp. *	392,040
800	W.W. Grainger, Inc.	57,728
		7,120,820
	Transportation — 0.8%
1,000	AMR Corp. * (a)	24,660
2,900	Burlington Northern Santa Fe Corp.	224,489
1,400	FedEx Corp.	152,978
3,600	Union Pacific Corp.	334,080
		736,207
	Utility — 8.4%
20,700	American Electric Power Co., Inc.	709,389
44,096	AT&T, Inc.	1,149,142
25,800	BellSouth Corp.	871,266

5

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

22,800	Centerpoint Energy, Inc.	273,372
700	CMS Energy Corp. *	8,988
1,400	Consolidated Edison, Inc.	61,740
1,300	DTE Energy Co.	52,546
700	Duquesne Light Holdings, Inc. (a)	11,361
2,000	Edison International	78,480
4,700	FirstEnergy Corp.	246,374
1,000	Great Plains Energy, Inc. (a)	27,870
400	NiSource, Inc.	8,708
800	Pepco Holdings, Inc.	18,368
600	PG&E Corp.	23,808
8,900	Progress Energy, Inc.	374,156
1,200	Public Service Enterprise Group, Inc.	76,476
1,400	Puget Energy, Inc.	29,666
18,900	Qwest Communications International, Inc. * (a)	132,489
2,700	Sempra Energy	121,419
300	Southern Co. (The) (a)	9,591
1,500	TECO Energy, Inc.	22,530
106,852	Verizon Communications, Inc.	3,334,851
5,900	Xcel Energy, Inc.	110,743
		7,753,333
	TOTAL COMMON STOCKS (COST $86,193,150)	88,157,586

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
800	Seagate Technology, Inc. Rights (b)	8
	TOTAL RIGHTS AND WARRANTS (COST $0)	8

6

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 14.2%
337,522	Barclays Global Investors Institutional Money Market Fund (c)	337,522
1,407,623	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,407,823 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $1,475,809. (c)	1,407,623
2,744,866	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,745,255 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $2,799,763. (c)	2,744,866
2,323,878	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,324,204 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $2,394,309. (c)	2,323,878
175,953	Merrimac Cash Series-Premium Class (c)	175,953
1,055,718	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,055,866 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $1,063,098. (c)	1,055,718
1,759,529	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,759,779 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $1,794,720. (c)	1,759,529
3,266,200	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $3,266,508 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $3,331,523.	3,266,200
	TOTAL SHORT-TERM INVESTMENT(S) (COST $13,071,289)	13,071,289
	TOTAL INVESTMENTS — 110.4% (Cost $99,264,439)	101,228,883
	Other Assets and Liabilities (net) — (10.4%)	(9,562,383)
	TOTAL NET ASSETS — 100.0%	$91,666,500

7

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$100,433,826	$5,601,389	$(4,806,332)	$795,057

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Future Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
5	S&P 500	June 2006	$1,590,125	$(36,645)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
(*)	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $9,453,548 collateralized by cash in the amount of $9,805,089 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.6%
	Automotive — 1.3%
833,100	Harley-Davidson, Inc.	41,530,035
	Consumer Goods — 5.2%
605,500	Colgate-Palmolive Co.	36,535,870
200,900	Kimberly-Clark Corp.	12,188,603
245,800	Liz Claiborne, Inc.	9,505,086
1,889,500	Procter & Gamble Co.	102,505,375
168,800	VF Corp.	10,622,584
		171,357,518
	Financial — 1.3%
476,900	Brown & Brown, Inc.	14,531,143
196,900	First American Corp.	8,263,893
768,800	Progressive Corp. (The)	21,026,680
200	Torchmark Corp.	11,776
		43,833,492
	Food & Beverage — 8.8%
191,000	Anheuser-Busch Cos., Inc.	8,717,240
4,550,800	Coca-Cola Co. (The)	200,371,724
179,900	HJ Heinz Co.	7,618,765
1,002,900	PepsiCo, Inc.	60,635,334
615,000	Sara Lee Corp.	10,436,550
		287,779,613
	Health Care — 29.4%
35,500	Barr Pharmaceuticals, Inc. *	1,870,850
1,535,600	Forest Laboratories, Inc. *	57,554,288
3,017,700	Johnson & Johnson	181,725,894
81,100	King Pharmaceuticals, Inc. *	1,441,958
6,000	Lincare Holdings, Inc. *	223,800
256,300	McKesson Corp.	12,686,850
6,409,200	Merck & Co., Inc.	213,362,268
8,846,100	Pfizer, Inc.	209,298,726
29,800	Pharmaceutical Product Development, Inc.	1,082,634
4,164,500	UnitedHealth Group, Inc.	183,071,420
2,178,500	Wyeth	99,644,590
		961,963,278
	Oil & Gas — 4.2%
2,230,000	Exxon Mobil Corp.	135,829,300
	Retail Stores — 22.9%
196,800	Bed Bath & Beyond, Inc. *	6,921,456
690,100	Best Buy Co., Inc.	36,575,300
8,000	Dollar General Corp.	130,400
5,512,500	Home Depot, Inc.	210,136,500
1,536,600	Kroger Co.	30,901,026
3,513,900	Lowe’s Cos., Inc.	218,845,692
444,300	Supervalu, Inc.	12,955,788

1

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,719,300	Walgreen Co.	110,403,580
2,468,800	Wal-Mart Stores, Inc.	119,613,360
		746,483,102
	Services — 2.6%
634,200	McDonald’s Corp.	21,036,414
428,800	Moody’s Corp.	22,426,240
1,172,400	Starbucks Corp. *	41,796,060
		85,258,714
	Technology — 5.5%
518,500	Affiliated Computer Services, Inc.-Class A *	25,883,520
214,000	Danaher Corp.	13,719,540
197,800	First Data Corp.	9,120,558
88,000	Fiserv, Inc. *	3,797,200
212,400	International Business Machines Corp.	16,970,760
2,270,500	Microsoft Corp.	51,426,825
535,300	Pitney Bowes, Inc.	21,829,534
806,200	Qualcomm, Inc.	36,448,302
		179,196,239
	Transportation — 1.0%
308,500	FedEx Corp.	33,709,795
	Utility — 11.4%
1,063,600	Alltel Corp.	65,783,660
5,894,800	AT&T, Inc.	153,618,488
863,800	BellSouth Corp.	29,170,526
3,961,300	Verizon Communications, Inc.	123,632,173
		372,204,847
	TOTAL COMMON STOCKS (COST $3,126,284,119)	3,059,145,933

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 6.0%
1,800,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (a) (b)	1,780,490
161,764,963	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $161,780,241 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.875%, maturity date of 05/15/09 and a market value, including accrued interest, of $165,000,262.	161,764,963
32,939,765	Morgan Stanley Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $32,942,876 and an effective yield of 3.40%, collateralized by a U.S. Treasury Note with a rate of 4.75%, maturity date of 11/15/08 and a market value, including accrued interest, of $33,598,561.	32,939,765
	TOTAL SHORT-TERM INVESTMENT(S) (COST $196,485,073)	196,485,218
	TOTAL INVESTMENTS — 99.6% (Cost $3,322,769,192)	3,255,631,151
	Other Assets and Liabilities (net) — 0.4%	11,887,683
	TOTAL NET ASSETS — 100.0%	$3,267,518,834

2

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,326,329,120	$50,563,970	$(121,261,939)	$(70,697,969)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Future Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
176	S&P 500	June 2006	$55,972,400	$(543,799)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(b)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 100.0%
	Affiliated Issuer(s) — 100.0%
10,864,235	GMO U.S. Core Equity Fund, Class VI	150,578,291
1,820,371	GMO U.S. Quality Equity Fund, Class IV	35,715,683
300,287	GMO U.S. Small/Mid Cap Growth Fund, Class III	5,783,527
570,818	GMO U.S. Small/Mid Cap Value Fund, Class III	5,942,213
	TOTAL MUTUAL FUND(S) (COST $196,989,496)	198,019,714

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
17,399	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $17,400 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $17,747.	17,399
	TOTAL SHORT-TERM INVESTMENT(S) (COST $17,399)	17,399
	TOTAL INVESTMENTS — 100.0% (Cost $197,006,895)	198,037,113
	Other Assets and Liabilities (net) — 0.0%	(27,518)
	TOTAL NET ASSETS — 100.0%	$198,009,595

1

GMO U.S. Sector Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$197,154,746	$2,539,258	$(1,656,891)	$882,367

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO U.S. Core Equity Fund, Class III	$128,599,664	$—	$117,563,135	$—	$—	$—
GMO U.S. Core Equity Fund, Class VI	—	154,166,293	7,771,526	691,306	—	150,578,291
GMO U.S. Quality Equity Fund, Class III	32,203,358	—	30,934,229	—	—	—
GMO U.S. Quality Equity Fund, Class IV	—	38,135,915	1,500,000	201,686	—	35,715,683
GMO U.S. Small/Mid Cap Growth Fund, Class III	6,237,620	4,122	350,000	4,122	—	5,783,527
GMO U.S. Small/Mid Cap Value Fund, Class III	6,111,798	141,897	250,000	41,897	—	5,942,213
Totals	$173,152,440	$192,448,227	$158,368,890	$939,011	$—	$198,019,714

Subsequent Event

As of June 30, 2006, the Fund changed its name to GMO U.S. Equity Allocation Fund.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%
	Automotive — 0.9%
3,500	Goodyear Tire & Rubber Co. (The) * (a)	44,520
1,400	Navistar International Corp. *	37,212
3,200	Oshkosh Truck Corp.	169,120
		250,852
	Construction — 7.5%
1,200	American Woodmark Corp.	42,168
1,500	Beazer Homes USA, Inc. (a)	74,625
700	Brookfield Homes Corp. (a)	24,920
1,200	Eagle Materials, Inc.	58,476
1,900	Florida Rock Industries, Inc. (a)	99,940
2,100	Hovnanian Enterprises, Inc. * (a)	66,843
2,300	Jacobs Engineering Group, Inc. *	179,469
1,500	KB Home (a)	76,800
1,100	Kilroy Realty Corp. REIT	72,963
2,500	Lennox International, Inc.	71,175
2,900	Martin Marietta Materials, Inc.	265,379
1,267	MDC Holdings, Inc. (a)	68,608
1,500	Meritage Homes Corp. *	80,385
200	NVR, Inc. * (a)	121,800
3,100	Ryland Group, Inc.	152,551
1,000	Simpson Manufacturing Co., Inc.	34,690
2,500	Standard-Pacific Corp.	75,175
2,500	Thor Industries, Inc.	120,200
2,200	Toll Brothers, Inc. * (a)	62,172
1,900	USG Corp. * (a)	174,952
500	Walter Industries, Inc.	29,080
1,500	Watsco, Inc.	84,015
600	William Lyon Homes, Inc. * (a)	66,750
1,100	Winnebago Industries, Inc. (a)	31,218
		2,134,354
	Consumer Goods — 4.2%
3,187	Bebe Stores, Inc.	47,295
1,500	Blyth, Inc.	31,725
1,000	Carter’s, Inc. *	58,440
1,999	Charles & Colvard, Ltd.	21,389
1,400	Columbia Sportswear Co. * (a)	66,262
1,600	Ethan Allen Interiors, Inc.	60,896
2,550	Fossil, Inc. *	46,486
1,300	Genesco, Inc. *	45,747
2,700	Guess ?, Inc. *	111,942
2,500	Herman Miller, Inc.	73,050
1,000	HNI Corp.	52,200
700	Kenneth Cole Productions, Inc.-Class A	17,199
2,100	K-Swiss, Inc.-Class A	55,398
2,000	Liz Claiborne, Inc.	77,340
1,100	Matthews International Corp.-Class A	38,236

1

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

600	Middleby Corp. * (a)	53,598
1,600	Oakley, Inc.	26,400
700	Oxford Industries, Inc.	28,224
1,000	Phillips-Van Heusen Corp.	35,450
2,300	Playtex Products, Inc. *	26,450
800	Polaris Industries, Inc.	35,624
600	Polo Ralph Lauren Corp.	33,900
1,050	Steven Madden, Ltd.	33,579
2,000	Timberland Co.-Class A *	55,260
3,900	Tupperware Corp.	80,223
		1,212,313
	Financial — 7.9%
100	Affiliated Managers Group, Inc * (a)	9,020
300	American Financial Group, Inc.	12,648
900	AMERIGROUP Corp. *	25,830
600	AmerUs Group Co. (a)	34,884
1,300	Arthur J. Gallagher & Co. (a)	34,554
300	BlackRock, Inc.-Class A	40,200
2,600	Brown & Brown, Inc.	79,222
1,500	CB Richard Ellis Group, Inc.-Class A *	116,055
200	Commerce Bancorp, Inc., NJ (a)	7,858
1,500	CompuCredit Corp. *	57,390
2,400	Corus Bankshares, Inc. (a)	67,800
1,200	Cullen/Frost Bankers, Inc.	68,040
2,200	Equifax, Inc.	79,376
2,600	Fair Isaac Corp.	92,482
1,300	Federated Investors, Inc.-Class B	41,756
1,900	First American Corp.	79,743
900	First Midwest Bancorp, Inc.	31,644
2,800	Flagstar Bancorp, Inc.	45,192
1,000	Fremont General Corp.	20,230
1,300	Hanover Insurance Group (The), Inc.	61,555
3,350	HCC Insurance Holdings, Inc.	102,811
1,500	IndyMac Bancorp, Inc.	68,850
3,100	Investment Technology Group, Inc. *	146,630
700	Investors Financial Services Corp.	30,618
3,200	Jefferies Group, Inc.	93,568
2,100	MoneyGram International, Inc.	73,458
1,700	Nara Bancorp, Inc.	32,980
4,800	Nasdaq Stock Market, Inc. *	146,112
500	Nuveen Investments, Inc.-Class A	22,455
1,400	People’s Bank	46,088
900	Pre-Paid Legal Services, Inc. (a)	31,446
1,300	StanCorp Financial Group, Inc.	63,466
200	Student Loan Corp.	37,192
2,500	TCF Financial Corp. (a)	66,750
4,200	Universal American Financial Corp. *	58,758
4,500	W.R. Berkley Corp.	154,665

2

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

600	Westamerica Bancorporation	29,124
1,100	Wilmington Trust Corp.	46,981
		2,257,431
	Food & Beverage — 1.7%
1,500	Brown-Forman Corp.-Class B	114,450
900	Flowers Foods, Inc.	26,163
1,000	Hansen Natural Corp. *	184,870
700	Lancaster Colony Corp.	27,279
900	Mannatech, Inc. (a)	12,591
2,299	Sanderson Farms, Inc. (a)	70,395
1,600	USANA Health Sciences, Inc. * (a)	60,176
		495,924
	Health Care — 14.0%
900	Abaxis, Inc. *	15,372
1,900	Abraxis BioScience, Inc. * (a)	54,416
900	Alpharma, Inc.-Class A	21,078
2,100	Apria Healthcare Group *	40,320
1,700	Bausch & Lomb, Inc.	83,555
5,000	Cerner Corp. *	189,900
600	Chemed Corp.	32,310
2,400	Community Health Systems, Inc. *	90,480
1,400	Cutera, Inc. *	23,086
400	DaVita, Inc. *	21,184
3,800	Endo Pharmaceuticals Holdings, Inc. *	111,492
9,300	Health Net, Inc. *	400,086
3,200	Henry Schein, Inc. *	147,488
2,400	Hologic, Inc. *	94,776
500	Humana, Inc. *	25,315
300	ICU Medical, Inc. *	12,441
1,400	Idexx Laboratories, Inc. *	107,002
800	Intuitive Surgical, Inc. *	89,032
2,000	Invitrogen Corp. *	127,480
900	IRIS International, Inc. * (a)	12,798
300	Kendle International, Inc. *	9,726
4,900	King Pharmaceuticals, Inc. *	87,122
500	Kos Pharmaceuticals, Inc. *	21,455
1,800	Kyphon, Inc. *	71,442
600	LCA-Vision, Inc.	32,604
1,300	Lifecell Corp. *	35,100
700	LifePoint Hospitals, Inc. *	24,731
5,500	Lincare Holdings, Inc. *	205,150
2,300	Mentor Corp. (a)	92,897
800	Meridian Bioscience, Inc.	19,032
6,700	Omnicare, Inc.	310,612
5,800	OraSure Technologies, Inc. *	50,634
1,200	Owens & Minor, Inc.	35,640
1,100	PDL BioPharma, Inc. * (a)	22,275
800	Pediatrix Medical Group, Inc. *	36,952
2,800	Per-Se Technologies, Inc. *	69,776

3

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

7,500	Pharmaceutical Product Development, Inc.	272,475
600	Psychiatric Solutions, Inc. *	17,640
1,300	Quidel Corp. *	12,259
1,400	RehabCare Group, Inc. *	23,618
3,200	ResMed, Inc. *	145,472
3,500	Respironics, Inc. *	119,070
600	Somanetics Corp. *	9,390
2,600	Sunrise Senior Living, Inc. * (a)	87,074
2,600	Techne Corp. *	142,168
2,100	Thoratec Corp. * (a)	29,757
2,300	United Surgical Partners International, Inc. *	71,553
2,900	Universal Health Services, Inc.-Class B	147,204
1,100	Ventana Medical Systems, Inc. *	52,206
600	Vertex Pharmaceuticals, Inc. * (a)	20,700
3,100	Viropharma, Inc. *	30,163
		4,005,508
	Machinery — 6.5%
3,800	Cameron International Corp. *	178,220
700	Cummins, Inc.	77,147
2,400	Flowserve Corp. *	127,632
1,100	FMC Technologies, Inc. *	73,414
8,200	Grant Prideco, Inc. *	393,928
2,600	Helix Energy Solutions Group, Inc. *	92,196
400	Hydril *	29,956
5,300	JLG Industries, Inc.	115,275
3,175	Joy Global, Inc.	170,625
1,100	Lincoln Electric Holdings, Inc.	60,456
900	Maverick Tube Corp. * (a)	43,380
1,500	MSC Industrial Direct Co., Inc.-Class A	69,345
800	Oceaneering International, Inc. *	60,000
3,500	Oil States International, Inc. *	121,590
1,400	RPC, Inc.	32,746
600	Stanley Works (The)	29,130
1,900	Terex Corp. *	173,850
100	Tidewater, Inc.	5,072
		1,853,962
	Manufacturing — 1.5%
1,000	Ball Corp.	37,420
1,100	Dynamic Materials Corp. (a)	30,657
1,300	Harsco Corp.	105,326
400	Lamson & Sessions Co. (The) *	9,756
1,300	Mueller Industries, Inc.	42,445
1,800	Reliance Steel & Aluminum Co.	145,098
1,300	Timken Co. (The)	40,859
500	Trinity Industries, Inc.	31,170
		442,731
	Metals & Mining — 1.5%
3,000	Arch Coal, Inc.	145,050
1,400	CONSOL Energy, Inc.	123,550

4

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

4,600	Titanium Metals Corp. * (a)	166,474
		435,074
	Oil & Gas — 4.8%
3,100	Abraxas Petroleum Corp. *	14,601
800	Cabot Oil & Gas Corp.	35,096
800	Edge Petroleum Corp. *	16,568
4,800	Frontier Oil Corp.	268,800
1,100	Giant Industries, Inc. *	69,520
700	GMX Resources, Inc. * (a)	25,620
3,100	Helmerich & Payne, Inc.	203,856
1,300	Holly Corp.	108,459
4,200	Patterson-UTI Energy, Inc.	125,580
800	Pogo Producing Co.	36,048
900	Pride International, Inc. *	29,115
700	Rowan Cos., Inc.	27,874
2,201	St. Mary Land & Exploration Co.	86,037
2,200	Tesoro Corp.	149,842
1,100	Todco-Class A	48,587
1,400	Unit Corp. *	83,888
800	Western Gas Resources, Inc.	39,208
		1,368,699
	Primary Process Industry — 1.8%
1,200	Airgas, Inc.	45,948
1,800	Allegheny Technologies, Inc.	114,534
1,800	Celanese Corp.-Class A	35,478
2,100	Millipore Corp. *	145,740
1,300	Steel Dynamics, Inc.	75,517
600	Steel Technologies, Inc.	11,256
1,500	United States Steel Corp.	99,570
		528,043
	Retail Stores — 11.0%
2,300	Abercrombie & Fitch Co.-Class A	133,055
6,300	Advance Auto Parts	240,156
900	American Eagle Outfitters, Inc. (a)	29,385
1,200	AnnTaylor Stores Corp. *	46,152
1,600	Building Materials Holding Corp. (a)	45,632
1,000	CarMax, Inc. * (a)	31,810
400	CDW Corp. (a)	22,372
2,200	Charlotte Russe Holding, Inc. *	46,706
3,300	Charming Shoppes, Inc. * (a)	36,762
1,400	Chico’s FAS, Inc. * (a)	41,958
1,100	Children’s Place Retail Stores * (a)	63,987
2,300	Circuit City Stores, Inc. (a)	69,092
400	Citi Trends, Inc. * (a)	18,004
4,500	Claire’s Stores, Inc.	122,265
400	Conn’s, Inc. * (a)	11,568
3,400	Dollar Tree Stores, Inc. *	89,862
5,600	Dress Barn, Inc. * (a)	130,984
600	Family Dollar Stores, Inc.	14,988

5

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,600	Fastenal Co.	283,800
3,400	Great Atlantic & Pacific Tea Co. (a)	85,680
200	Group 1 Automotive, Inc.	12,154
1,600	Gymboree Corp. (The) *	56,624
3,600	Hibbett Sporting Goods, Inc. *	93,096
1,100	HOT Topic, Inc. * (a)	15,224
1,600	Insight Enterprises, Inc. *	29,024
1,387	JOS. A. Bank Clothiers, Inc. * (a)	50,376
2,100	Longs Drug Stores Corp.	96,684
3,200	Men’s Wearhouse, Inc.	108,384
2,900	NetFlix, Inc. * (a)	80,301
8,400	O’Reilly Automotive, Inc. *	266,196
1,725	Pacific Sunwear of California, Inc. * (a)	37,864
1,100	Pantry (The), Inc. *	63,580
1,200	Pathmark Stores, Inc. *	11,220
3,300	Payless ShoeSource, Inc. * (a)	88,044
2,000	PetMed Express, Inc. *	24,760
1,700	RadioShack Corp. (a)	28,594
2,450	Rent-A-Center, Inc. *	58,261
2,800	Ross Stores, Inc.	79,100
1,700	Talbots, Inc.	36,159
2,900	Tiffany & Co. (a)	99,151
1,900	Too, Inc. *	77,900
1,100	Tractor Supply Co. * (a)	61,171
2,000	Wild Oats Markets, Inc. * (a)	31,900
2,100	Williams-Sonoma, Inc. (a)	75,915
		3,145,900
	Services — 9.5%
1,900	24/7 Real Media, Inc. *	15,865
2,500	Administaff, Inc.	96,075
2,875	Applebee’s International, Inc.	58,133
1,100	Applied Industrial Technologies, Inc.	42,405
1,400	Aramark Corp.-Class B	45,850
300	Bright Horizons Family Solutions, Inc. *	10,680
4,200	Brinker International, Inc. (a)	154,140
2,800	Career Education Corp. * (a)	91,252
1,000	CBRL Group, Inc.	37,430
1,000	CEC Entertainment, Inc. *	33,360
700	Cenveo, Inc. *	13,265
1,200	Cheesecake Factory (The) * (a)	35,112
700	Clean Harbors, Inc. *	25,403
2,100	Copart, Inc. *	57,624
1,100	Corporate Executive Board Co. (The)	111,892
1,000	CRA International, Inc. *	44,400
2,000	Darden Restaurants, Inc.	70,820
2,050	Factset Research Systems, Inc.	92,066
2,100	Iron Mountain, Inc. *	77,574
2,600	ITT Educational Services, Inc. *	169,000
2,900	Labor Ready, Inc. *	67,135
1,300	Manpower, Inc.	85,579

6

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

3,100	Monster Worldwide, Inc. *	151,497
600	MPS Group, Inc. *	9,024
1,200	Nutri/System, Inc. * (a)	81,504
2,500	OSI Restaurant Partners, Inc.	91,700
600	Panera Bread Co.-Class A * (a)	38,856
3,600	Papa John’s International, Inc. *	113,256
700	Penn National Gaming, Inc. *	26,901
2,600	Performance Food Group Co. * (a)	84,734
600	PF Chang’s China Bistro, Inc. * (a)	24,846
300	Pool Corp. (a)	12,957
100	Portfolio Recovery Associates, Inc. *	4,927
1,300	Rare Hospitality International, Inc. *	39,975
1,100	Regis Corp.	38,148
5,000	Robert Half International, Inc.	205,200
1,900	Ruby Tuesday, Inc.	52,839
4,200	Sonic Corp. *	91,728
800	Stericycle, Inc. *	53,336
2,400	Valassis Communications, Inc. *	69,576
900	West Corp. *	43,668
1,200	World Fuel Services Corp.	59,940
		2,729,672
	Technology — 21.3%
400	ADC Telecommunications, Inc. * (a)	7,169
6,900	ADTRAN, Inc.	174,018
3,200	Akamai Technologies, Inc. * (a)	100,128
1,800	Alliance Data Systems Corp. *	95,526
1,000	Alliant Techsystems, Inc. * (a)	78,060
4,200	Amkor Technology, Inc. * (a)	39,942
1,700	Amphenol Corp.-Class A	94,435
400	Anixter International, Inc.	19,492
1,300	Ansys, Inc. *	65,572
1,400	Anteon International Corp. *	77,028
1,800	aQuantive, Inc. * (a)	44,622
4,200	Avnet, Inc. *	92,736
600	AVX Corp.	9,822
300	Bankrate, Inc. * (a)	13,665
6,900	BEA Systems, Inc. * (a)	93,564
1,800	Blue Coat Systems, Inc. *	28,584
8,400	BMC Software, Inc. *	169,260
5,490	Brightpoint, Inc. * (a)	117,376
100	Cabot Microelectronics Corp. *	2,876
2,000	Ceridian Corp. *	48,660
8,000	Citrix Systems, Inc. *	300,640
3,400	CNET Networks, Inc. * (a)	29,784
2,100	CommScope, Inc. * (a)	61,383
700	Computer Programs & Systems, Inc.	28,126
8,900	Compuware Corp. *	65,504
1,900	CSG Systems International, Inc. *	44,232
1,100	Cymer, Inc. *	51,029
1,900	Cypress Semiconductor Corp. *	28,842

7

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,200	Diebold, Inc. (a)	51,012
2,100	Digital Insight Corp. *	67,935
2,900	Distributed Energy Systems Corp. *	14,703
1,400	DST Systems, Inc. *	82,320
3,300	Electronics for Imaging *	77,319
3,800	Emulex Corp. *	67,336
800	Encore Wire Corp. * (a)	30,552
2,500	Energizer Holdings, Inc. * (a)	130,650
600	F5 Networks, Inc. *	29,112
2,600	Foundry Networks, Inc. *	33,436
1,200	Global Imaging Systems, Inc. * (a)	49,140
2,100	Global Payments, Inc.	97,818
1,700	Greatbatch, Inc. *	38,573
4,000	Harris Corp.	162,880
6,000	Informatica Corp. *	84,360
6,300	Ingram Micro, Inc.-Class A *	108,738
1,250	Innovative Solutions & Support, Inc. * (a)	16,825
900	Intergraph Corp. *	31,995
6,100	Intersil Corp.-Class A	163,541
500	Itron, Inc. *	29,900
1,900	Komag, Inc. * (a)	78,907
2,000	Kopin Corp. *	8,920
1,300	Lam Research Corp. *	58,227
7,200	LSI Logic Corp. * (a)	70,056
1,900	Mantech International Corp.-Class A *	64,315
500	Maximus, Inc.	15,895
7,700	MEMC Electronic Materials, Inc. * (a)	269,654
1,000	Metrologic Instruments, Inc. *	15,030
4,800	Micrel, Inc. *	54,048
1,100	Micros Systems, Inc. *	45,265
2,800	Microsemi Corp. *	67,144
400	Molex Inc.	14,200
900	Multi-Fineline Electronix, Inc. * (a)	29,943
900	Neoware, Inc. * (a)	18,594
1,100	Netlogic Microsystems, Inc. * (a)	35,926
1,300	Novell, Inc. *	10,049
1,900	OmniVision Technologies, Inc. * (a)	55,670
3,300	ON Semiconductor Corp. *	19,932
1,800	Paxar Corp. *	38,286
3,000	Plexus Corp. *	117,990
900	Power Integrations, Inc. *	15,858
2,800	Powerwave Technologies, Inc. * (a)	27,412
4,200	QLogic Corp. *	75,096
2,600	Quality Systems, Inc.	86,372
10,900	Red Hat, Inc. * (a)	285,798
400	Reynolds & Reynolds Co. (The)-Class A	11,204
5,800	RF Micro Devices, Inc. *	42,050
1,800	Salesforce.com, Inc. * (a)	53,118
600	ScanSource, Inc. *	35,328
3,000	Silicon Laboratories, Inc. * (a)	117,030
2,400	SiRF Technology Holdings, Inc. * (a)	70,344

8

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

800	SRA International, Inc.-Class A *	25,168
500	Supertex, Inc. * (a)	20,280
1,700	Sybase, Inc. *	34,629
2,700	Syntel, Inc.	62,100
2,600	Talx Corp.	69,160
1,100	Tektronix, Inc.	34,276
400	Teledyne Technologies, Inc. *	13,700
8,100	Tellabs, Inc. *	115,830
300	Thomas & Betts Corp. *	17,250
1,300	Transaction Systems Architects, Inc. *	50,778
1,100	Trident Microsystems, Inc. *	24,288
1,000	United Stationers, Inc. *	46,420
1,800	Valueclick, Inc. *	28,368
2,500	WESCO International, Inc. *	164,350
5,000	Western Digital Corp. *	101,750
1,100	Zoran Corp. *	27,225
		6,093,453
	Transportation — 2.5%
7,900	AMR Corp. * (a)	194,814
1,200	Arkansas Best Corp.	49,452
400	Celadon Group, Inc. *	11,188
4,200	Continental Airlines, Inc.-Class B *	104,160
800	EGL, Inc. *	36,056
1,300	ExpressJet Holdings, Inc. *	7,631
800	Forward Air Corp.	29,936
1,800	Landstar System, Inc.	79,542
100	Old Dominion Freight Line, Inc. *	3,081
800	Pacer International, Inc.	23,608
1,700	Skywest, Inc.	39,491
2,600	US Airways Group, Inc. * (a)	121,420
		700,379
	Utility — 1.0%
4,800	Centerpoint Energy, Inc.	57,552
400	Crown Castle International Corp. *	12,708
1,300	Energen Corp.	44,044
1,600	NII Holdings, Inc. * (a)	87,136
1,400	Southwestern Energy Co. *	45,220
2,300	Time Warner Telecom, Inc.-Class A *	35,029
		281,689
	TOTAL COMMON STOCKS (COST $26,023,516)	27,935,984

9

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 24.2%
209,332	Barclays Global Investors Institutional Money Market Fund (b)	209,332
873,011	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $873,135 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $915,300. (b)	873,011
1,702,372	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,702,613 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $1,736,420. (b)	1,702,372
1,441,275	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,441,477 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $1,484,956. (b)	1,441,275
109,126	Merrimac Cash Series-Premium Class (b)	109,126
1,091,265	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,091,419 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $1,113,089. (b)	1,091,265
654,758	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $654,850 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $659,336. (b)	654,758
52,000	U.S. Treasury Bill, 4.71%, due 08/24/06 (c) (d)	51,436
788,751	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $788,825 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $804,526.	788,751
	TOTAL SHORT-TERM INVESTMENT(S) (COST $6,921,335)	6,921,326
	TOTAL INVESTMENTS — 121.8% (Cost $32,944,851)	34,857,310
	Other Assets and Liabilities (net) — (21.8%)	(6,249,817)
	TOTAL NET ASSETS — 100.0%	$28,607,493

10

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,962,252	$3,580,900	$(1,685,842)	$1,895,058

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1	Russell 2000	June 2006	$361,100	$(14,657)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $5,859,916 collateralized by cash in the amount of $6,081,139 which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Automotive — 2.6%
2,200	Aftermarket Technology Corp. *	53,416
9,200	American Axle & Manufacturing Holdings, Inc. (a)	161,276
12,250	ArvinMeritor, Inc.	205,432
2,700	BorgWarner, Inc.	177,606
3,000	Cooper Tire & Rubber Co.	34,140
20,900	Goodyear Tire & Rubber Co. (The) * (a)	265,848
11,000	Lear Corp. (a)	260,700
4,000	Navistar International Corp. *	106,320
3,500	Superior Industries International, Inc. (a)	64,365
3,600	Tenneco Automotive, Inc. *	85,824
7,600	TRW Automotive Holdings Corp. *	208,164
		1,623,091
	Construction — 13.7%
3,900	Aames Investment Corp. REIT	20,631
10,700	American Home Mortgage Acceptance Corp. REIT (a)	357,059
1,090	American Woodmark Corp.	38,303
400	Ameron, Inc.	22,912
42,100	Annaly Mortgage Management, Inc. REIT (a)	547,300
17,100	Anthracite Capital, Inc. REIT	192,546
23,000	Anworth Mortgage Asset Corp. REIT	181,700
5,200	Beazer Homes USA, Inc. (a)	258,700
9,751	Capstead Mortgage Corp. REIT	71,767
3,200	CBL & Associates Properties, Inc. REIT	119,712
1,900	Cousins Properties, Inc. REIT	57,418
3,300	Crane Co.	132,594
2,300	Eagle Materials, Inc.	112,079
9,000	EMCOR Group, Inc. *	432,810
1,300	Equity Lifestyle Properties, Inc. REIT	56,095
1,700	Federal Realty Investment Trust	116,246
1,900	FelCor Lodging Trust, Inc. REIT	39,539
400	Granite Construction, Inc.	16,532
900	Heritage Property Investment Trust REIT	31,518
1,000	Highwoods Properties, Inc. REIT	31,000
900	Home Properties, Inc.	44,766
4,600	Hovnanian Enterprises, Inc. * (a)	146,418
900	Jacobs Engineering Group, Inc. *	70,227
7,500	KB Home (a)	384,000
2,640	Kilroy Realty Corp. REIT (a)	175,111
4,100	Lennox International, Inc.	116,727
1,900	Louisiana-Pacific Corp.	46,094
1,200	LSI Industries, Inc.	17,640
3,900	M/I Schottenstein Homes, Inc.	140,400
1,800	Martin Marietta Materials, Inc.	164,718
7,124	MDC Holdings, Inc. (a)	385,765
3,200	Meritage Homes Corp. *	171,488
36,966	MFA Mortgage Investments, Inc. REIT	250,629
600	Mid-America Apartment Communities, Inc. REIT	30,300

1

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,700	Monaco Coach Corp.	22,168
2,900	National Health Investors, Inc. REIT	77,604
6,200	New Century Financial Corp. (a)	288,734
500	NVR, Inc. * (a)	304,500
800	Perini Corp. *	19,648
3,800	Quanta Services, Inc. * (a)	63,270
2,700	RAIT Investment Trust REIT	68,040
2,600	Rayonier, Inc. REIT	101,114
6,800	Ryland Group, Inc.	334,628
2,500	Simpson Manufacturing Co., Inc.	86,725
8,100	Standard-Pacific Corp.	243,567
2,700	Technical Olympic USA, Inc.	48,762
6,100	Thor Industries, Inc.	293,288
27,900	Thornburg Mortgage, Inc. REIT (a)	761,391
2,000	Universal Forest Products, Inc.	131,460
6,300	USG Corp. * (a)	580,104
1,100	Washington Group International, Inc.	59,279
2,400	WCI Communities, Inc. * (a)	50,856
800	William Lyon Homes, Inc. * (a)	89,000
2,900	Winnebago Industries, Inc. (a)	82,302
		8,687,184
	Consumer Goods — 6.0%
7,700	Blyth, Inc.	162,855
5,600	Columbia Sportswear Co. * (a)	265,048
5,900	Ethan Allen Interiors, Inc.	224,554
4,800	Fossil, Inc. *	87,504
10,890	Furniture Brands International, Inc. (a)	234,353
10,500	Jones Apparel Group, Inc.	340,620
3,300	Kellwood Co.	102,927
4,400	K-Swiss, Inc.-Class A	116,072
11,100	La-Z-Boy, Inc. (a)	166,056
20,400	Liz Claiborne, Inc.	788,868
700	Matthews International Corp.-Class A	24,332
3,100	Multimedia Games, Inc. * (a)	34,751
2,600	Oakley, Inc.	42,900
900	Oxford Industries, Inc.	36,288
1,700	Polaris Industries, Inc.	75,701
500	Polo Ralph Lauren Corp.	28,250
3,700	Russell Corp.	67,525
3,700	Snap-On, Inc.	154,956
1,700	Stanley Furniture Co., Inc.	43,520
2,919	Steven Madden, Ltd.	93,350
8,300	Timberland Co.-Class A *	229,329
9,100	Tupperware Corp.	187,187
4,600	Universal Corp.	169,556
1,000	Vector Group, Ltd. (a)	16,790
368	Whirlpool Corp.	33,091
2,900	Wolverine World Wide, Inc.	66,526
		3,792,909

2

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Financial — 23.8%
200	Amerco *	17,682
7,000	American Capital Strategies, Ltd. (a)	239,750
12,400	American Financial Group, Inc.	522,784
600	American Physicians Capital, Inc. *	27,732
5,100	AmeriCredit Corp. *	148,104
7,100	AmerUs Group Co. (a)	412,794
400	Anchor Bancorp Wisconsin, Inc.	11,660
1,000	Argonaut Group, Inc. *	30,760
1,300	Arthur J. Gallagher & Co. (a)	34,554
8,900	Associated Banc Corp.	294,234
14,250	Astoria Financial Corp.	431,205
6,000	Bancorpsouth, Inc.	156,120
4,500	Brown & Brown, Inc.	137,115
1,900	City National Corp.	138,187
1,000	Commerce Bancshares, Inc.	51,710
5,400	Commerce Group, Inc.	306,450
2,500	CompuCredit Corp. *	95,650
7,000	Conseco, Inc. *	168,630
1,000	Corus Bankshares, Inc. (a)	28,250
1,300	Cullen/Frost Bankers, Inc.	73,710
4,098	Delphi Financial Group, Inc.-Class A	216,661
700	Dollar Thrifty Automotive Group, Inc. *	31,836
2,600	Downey Financial Corp.	177,060
2,400	Equifax, Inc.	86,592
5,300	Erie Indemnity Co.-Class A	268,180
1,200	Fair Isaac Corp.	42,684
19,016	First American Corp.(a)	798,102
600	First Citizens BancShares, Inc.-Class A	113,286
875	First Indiana Corp.	22,942
1,300	First Midwest Bancorp, Inc.	45,708
900	FirstFed Financial Corp. * (a)	52,056
8,800	Flagstar Bancorp, Inc.	142,032
1,300	FNB Corp., PA	20,969
800	FPIC Insurance Group, Inc. *	30,056
8,000	Fremont General Corp. (a)	161,840
15,600	Friedman, Billings, Ramsey Group, Inc.-Class A (a)	163,956
2,000	GATX Corp.	86,820
5,500	Hanover Insurance Group (The), Inc.	260,425
400	Harleysville Group, Inc.	11,076
7,650	HCC Insurance Holdings, Inc.	234,778
1,000	Horace Mann Educators Corp.	16,750
18,111	IMPAC Mortgage Holdings, Inc. REIT (a)	192,882
6,300	IndyMac Bancorp, Inc.	289,170
2,400	Investment Technology Group, Inc. *	113,520
1,800	Investors Financial Services Corp.	78,732
3,400	Irwin Financial Corp.	70,040
700	ITLA Capital Corp.	34,895
800	Janus Capital Group, Inc.	14,408
2,600	Jefferies Group, Inc.	76,024
4,073	Kansas City Life Insurance Co.	186,462

3

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

5,600	LandAmerica Financial Group, Inc.	374,752
2,100	Leucadia National Corp.	134,484
2,000	MAF Bancorp, Inc.	86,580
1,700	Mercantile Bankshares	61,115
3,700	Mercury General Corp.	207,015
6,900	MoneyGram International, Inc.	241,362
9,200	Nationwide Financial Services, Inc.-Class A	398,360
9,300	New York Community Bancorp, Inc.	154,938
1,757	Novastar Financial, Inc. REIT (a)	55,310
900	Odyssey Re Holdings Corp. (a)	22,032
1,100	Ohio Casualty Corp.	32,857
25,975	Old Republic International Corp.	555,086
3,200	Phoenix Cos. (The), Inc.	45,376
3,800	PMA Capital Corp.-Class A *	39,330
12,110	PMI Group (The), Inc.	551,005
1,600	Pre-Paid Legal Services, Inc. (a)	55,904
900	ProAssurance Corp. *	42,489
9,800	Protective Life Corp.	434,336
6,600	Radian Group, Inc.	403,392
3,150	Raymond James Financial, Inc.	92,326
7,800	Redwood Trust, Inc. REIT (a)	358,488
8,900	Reinsurance Group of America, Inc.	422,305
600	RLI Corp.	28,380
700	Ryder Systems, Inc.	37,821
500	Safety Insurance Group, Inc.	23,570
3,300	Saxon Capital, Inc. REIT	36,795
1,100	Selective Insurance Group, Inc.	59,950
7,900	StanCorp Financial Group, Inc.	385,678
5,400	Stewart Information Services Corp. (a)	205,254
1,500	Student Loan Corp.	278,940
9,000	TCF Financial Corp. (a)	240,300
200	Transatlantic Holdings, Inc.	11,500
3,200	Triad Guaranty, Inc. *	173,216
4,700	Trustmark Corp.	141,047
500	United Bankshares, Inc.	17,635
3,000	United Fire & Casualty Co.	94,050
2,300	United Rentals, Inc. * (a)	74,934
800	Unitrin, Inc.	35,848
2,400	Universal American Financial Corp. *	33,576
12,350	W.R. Berkley Corp.	424,469
529	Wachovia Corp.	28,301
7,427	Washington Federal, Inc.	170,375
4,100	Webster Financial Corp.	198,809
4,200	Wilmington Trust Corp.	179,382
900	Zenith National Insurance Corp.	36,000
		15,051,695
	Food & Beverage — 2.8%
1,200	Brown-Forman Corp.-Class B	91,560
4,300	Chiquita Brands International, Inc.	61,533
2,100	Flowers Foods, Inc.	61,047

4

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,100	Gold Kist, Inc. *	31,479
1,300	Hormel Foods Corp.	46,683
700	Lancaster Colony Corp.	27,279
1,600	Molson Coors Brewing Co.-Class B	103,648
8,700	NBTY, Inc. *	228,114
2,850	Sanderson Farms, Inc. (a)	87,267
157	Seaboard Corp. (a)	205,984
8,300	Smithfield Foods, Inc. *	230,823
35,900	Tyson Foods, Inc.-Class A	574,759
		1,750,176
	Health Care — 8.5%
2,200	Albany Molecular Research, Inc. *	22,682
2,200	Alpharma, Inc.-Class A	51,524
8,100	Apria Healthcare Group *	155,520
4,400	BioScrip, Inc. *	24,420
2,200	Community Health Systems, Inc. *	82,940
1,000	DENTSPLY International, Inc.	59,800
17,000	Health Net, Inc. *	731,340
2,900	Henry Schein, Inc. *	133,661
3,300	Humana, Inc. *	167,079
1,200	ICU Medical, Inc. *	49,764
2,100	Idexx Laboratories, Inc. *	160,503
1,200	Invacare Corp.	33,984
800	Invitrogen Corp. *	50,992
1,300	Kindred Healthcare, Inc. *	32,968
51,200	King Pharmaceuticals, Inc. *	910,336
14,900	Lincare Holdings, Inc. *	555,770
2,400	Mylan Laboratories	50,184
4,400	Odyssey HealthCare, Inc. * (a)	71,764
6,600	Omnicare, Inc.	305,976
7,700	Owens & Minor, Inc.	228,690
3,400	Pediatrix Medical Group, Inc. *	157,046
11,400	Pharmaceutical Product Development, Inc.	414,162
1,300	Regeneron Pharmaceuticals, Inc. *	16,822
1,400	RehabCare Group, Inc. *	23,618
2,200	ResMed, Inc. *	100,012
3,100	Respironics, Inc. *	105,462
2,200	Sunrise Senior Living, Inc. * (a)	73,678
3,300	Techne Corp. *	180,444
10,000	Tenet Healthcare Corp. * (a)	79,200
5,680	Universal Health Services, Inc.-Class B	288,317
3,500	Watson Pharmaceuticals, Inc. *	88,655
		5,407,313
	Machinery — 1.4%
1,300	AGCO Corp. *	31,798
1,100	Cummins, Inc.	121,231
3,000	Flowserve Corp. *	159,540
600	Gulfmark Offshore, Inc. *	15,096
1,600	Lincoln Electric Holdings, Inc.	87,936

5

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

700	Lufkin Industries, Inc.	42,343
800	NACCO Industries, Inc.-Class A	114,304
900	Nordson Corp.	41,985
600	Oceaneering International, Inc. *	45,000
1,475	RPC, Inc.	34,500
2,000	Stanley Works (The)	97,100
800	Terex Corp. *	73,200
		864,033
	Manufacturing — 2.0%
1,500	Barnes Group, Inc.	61,935
1,000	Greif, Inc.-Class A	63,400
1,000	Harsco Corp.	81,020
2,621	Kaman Corp.-Class A	48,751
1,600	Longview Fibre Co.	40,864
1,200	Mobile Mini, Inc. *	37,620
3,000	Mueller Industries, Inc.	97,950
2,400	Reliance Steel & Aluminum Co.	193,464
3,600	Rock-Tenn Co.-Class A	55,692
4,800	SPX Corp.	252,528
4,000	Temple-Inland, Inc.	172,040
1,200	Timken Co. (The)	37,716
1,700	Trinity Industries, Inc.	105,978
		1,248,958
	Metals & Mining — 0.4%
2,600	Arch Coal, Inc.	125,710
1,400	CONSOL Energy, Inc.	123,550
600	RTI International Metals, Inc. * (a)	36,030
		285,290
	Oil & Gas — 0.9%
1,000	Giant Industries, Inc. *	63,200
1,600	Helmerich & Payne, Inc.	105,216
1,900	Houston Exploration Co. (The) *	101,251
1,300	Pogo Producing Co.	58,578
1,600	St. Mary Land & Exploration Co.	62,544
3,200	Stone Energy Corp. *	159,520
500	Tesoro Corp.	34,055
		584,364
	Primary Process Industry — 1.7%
1,500	Airgas, Inc.	57,435
4,500	AK Steel Holding Corp. *	60,525
5,200	Commercial Metals Co.	127,972
1,500	FMC Corp.	96,855
1,400	HB Fuller Co.	67,550
3,700	Hercules, Inc. *	57,239
2,000	Metal Management, Inc.	62,780
1,100	Olympic Steel, Inc.	36,652
4,200	Ryerson Tull, Inc. (a)	109,620
6,300	Sensient Technologies Corp.	127,134

6

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

500	Steel Dynamics, Inc.	29,045
1,800	Steel Technologies, Inc.	33,768
2,658	Stepan Co.	81,601
500	United States Steel Corp.	33,190
4,400	Worthington Industries, Inc.	74,932
		1,056,298
	Retail Stores — 11.3%
3,800	Abercrombie & Fitch Co.-Class A	219,830
1,200	Advance Auto Parts	45,744
1,200	Barnes & Noble, Inc.	45,816
5,900	Big Lots, Inc. * (a)	95,698
11,600	BJ’s Wholesale Club, Inc. *	342,200
2,800	Borders Group, Inc.	58,128
3,750	Brown Shoe Co., Inc.	131,925
300	Buckle, Inc.	12,426
1,900	Building Materials Holding Corp.	54,188
2,500	Casey’s General Stores, Inc.	55,975
3,750	Cato Corp.-Class A	88,462
1,700	CDW Corp. (a)	95,081
1,400	Charlotte Russe Holding, Inc. *	29,722
5,600	Charming Shoppes, Inc. * (a)	62,384
900	Chico’s FAS, Inc. * (a)	26,973
3,500	Circuit City Stores, Inc. (a)	105,140
7,200	Claire’s Stores, Inc.	195,624
800	Conn’s, Inc. * (a)	23,136
18,500	Dollar Tree Stores, Inc. *	488,955
1,400	Dress Barn, Inc. *	32,746
11,400	Family Dollar Stores, Inc.	284,772
1,500	Foot Locker, Inc.	36,240
4,900	Great Atlantic & Pacific Tea Co. (a)	123,480
5,500	Group 1 Automotive, Inc.	334,235
5,100	Ingles Markets, Inc.-Class A	88,077
6,200	Insight Enterprises, Inc. *	112,468
4,500	Lithia Motors, Inc.-Class A	144,000
5,700	Longs Drug Stores Corp.	262,428
300	Men’s Wearhouse, Inc.	10,161
900	OfficeMax, Inc.	37,197
13,000	O’Reilly Automotive, Inc. *	411,970
3,900	Pacific Sunwear of California, Inc. * (a)	85,605
2,200	Pantry (The), Inc. *	127,160
3,100	Pathmark Stores, Inc. *	28,985
9,700	Payless ShoeSource, Inc. * (a)	258,796
5,200	Pier 1 Imports, Inc.(a)	44,148
6,200	RadioShack Corp. (a)	104,284
10,900	Rent-A-Center, Inc. *	259,202
2,800	Retail Ventures, Inc. *	42,700
7,300	Ross Stores, Inc.	206,225
1,700	Ruddick Corp.	39,848
9,400	Sonic Automotive, Inc.	224,942
19,600	Supervalu, Inc.	571,536

7

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,500	Talbots, Inc.	138,255
4,500	Tiffany & Co. (a)	153,855
2,200	Too, Inc. *	90,200
9,700	United Auto Group, Inc. (a)	408,758
600	Weis Markets, Inc.	24,024
6,500	Williams-Sonoma, Inc. (a)	234,975
2,200	Zale Corp. *	51,656
		7,150,335
	Services — 7.8%
7,875	Applebee’s International, Inc.	159,233
950	Applied Industrial Technologies, Inc.	36,623
4,199	Aqua America, Inc.	98,509
1,300	Banta Corp.	64,298
8,800	BearingPoint, Inc. * (a)	70,664
1,900	Bob Evans Farms, Inc.	52,991
9,800	Brinker International, Inc. (a)	359,660
2,000	Career Education Corp. * (a)	65,180
5,400	CBRL Group, Inc.	202,122
350	CEC Entertainment, Inc. *	11,676
7,500	Darden Restaurants, Inc.	265,575
3,150	Factset Research Systems, Inc.	141,467
4,500	Handleman Co. (a)	38,340
1,400	IHOP Corp.	67,228
4,100	ITT Educational Services, Inc. *	266,500
4,720	Jack in the Box, Inc. *	196,635
2,000	Kelly Services, Inc.-Class A	54,120
3,700	Krispy Kreme Doughnuts, Inc. * (a)	34,891
1,100	Lee Enterprises, Inc.	31,449
9,400	Manpower, Inc.	618,802
2,300	Nash Finch Co.	53,429
2,600	New York Times Co.	62,816
7,200	OSI Restaurant Partners, Inc.	264,096
1,800	O’Charley’s, Inc. *	29,970
6,500	Papa John’s International, Inc. *	204,490
10,400	Performance Food Group Co. * (a)	338,936
800	R.H. Donnelley Corp. *	43,856
3,200	Regis Corp.	110,976
3,400	Ruby Tuesday, Inc. (a)	94,554
9,100	Ryan’s Restaurant Group, Inc. *	112,567
13,600	Sabre Holdings Corp.	291,040
3,000	Service Corp. International	23,970
3,450	Sonic Corp. *	75,348
2,000	Spherion Corp. *	16,720
6,800	Valassis Communications, Inc. *	197,132
3,100	World Fuel Services Corp.	154,845
		4,910,708

8

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Technology — 9.0%
1,300	AAR Corp. * (a)	31,304
500	Acuity Brands, Inc.	19,950
1,300	ADC Telecommunications, Inc. * (a)	23,296
2,000	Alliant Techsystems, Inc. * (a)	156,120
1,200	AO Smith Corp.	52,740
6,200	Applera Corp.-Applied Biosystems Group	183,520
10,404	Arrow Electronics, Inc. *	338,130
13,200	Avnet, Inc. *	291,456
6,200	AVX Corp.	101,494
9,500	BEA Systems, Inc. *(a)	128,820
3,600	Bell Microproducts, Inc. *	21,744
1,300	Black Box Corp.	67,145
4,400	BMC Software, Inc. *	88,660
4,890	Brightpoint, Inc. * (a)	104,548
5,900	Citrix Systems, Inc. *	221,722
400	Coherent, Inc. * (a)	13,172
1,200	Cohu, Inc.	20,796
6,900	Compuware Corp. *	50,784
16,700	Convergys Corp. *	311,288
3,400	CSG Systems International, Inc. *	79,152
1,300	Curtiss-Wright Corp.	43,940
6,900	Deluxe Corp.	148,281
2,200	Diebold, Inc. (a)	93,522
1,000	DST Systems, Inc. *	58,800
1,900	Electronics for Imaging *	44,517
1,600	Emulex Corp. *	28,352
4,900	Energizer Holdings, Inc. * (a)	256,074
900	General Cable Corp. *	29,034
1,800	Greatbatch, Inc. *	40,842
1,800	Harris Corp.	73,296
1,400	Imation Corp.	53,872
23,750	Ingram Micro, Inc.-Class A *	409,925
4,400	Intersil Corp.-Class A	117,964
2,200	JDA Software Group, Inc. *	30,624
4,600	LSI Logic Corp. * (a)	44,758
2,100	Mantech International Corp.-Class A *	71,085
2,800	Maximus, Inc.	89,012
2,300	MKS Instruments, Inc. *	50,209
2,700	Plexus Corp. *	106,191
4,600	Pomeroy IT Solutions, Inc. *	33,718
7,400	QLogic Corp. *	132,312
2,400	Reynolds & Reynolds Co. (The)-Class A	67,224
6,100	RF Micro Devices, Inc. *	44,225
600	ScanSource, Inc. *	35,328
3,000	Sybase, Inc. *	61,110
4,600	SYKES Enterprises, Inc. *	79,304
10,200	Synopsys, Inc. *	208,386
10,697	Tech Data Corp. *	388,301
2,700	Teleflex, Inc.	165,618
8,000	Tellabs, Inc. *	114,400

9

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

5,200	Unisys Corp. *	34,216
3,600	United Stationers, Inc. *	167,112
1,350	Varian Semiconductor Equipment Associates, Inc. *	41,783
400	Woodward Governor Co.	12,664
		5,681,840
	Transportation — 0.6%
200	Alaska Air Group, Inc. *	7,748
1,500	AMR Corp. * (a)	36,990
2,300	Arkansas Best Corp.	94,783
1,300	Continental Airlines, Inc.-Class B *	32,240
8,000	ExpressJet Holdings, Inc. *	46,960
3,100	Mesa Air Group, Inc. * (a)	29,698
1,300	SCS Transportation, Inc. *	31,811
3,500	Skywest, Inc.	81,305
1,000	US Xpress Enterprises, Inc.-Class A *	22,270
		383,805
	Utility — 3.9%
700	Allete, Inc.	31,836
1,000	Alliant Energy Corp.	34,400
1,800	Black Hills Corp.	60,894
42,200	Centerpoint Energy, Inc.	505,978
13,200	CenturyTel, Inc.	471,900
12,700	CMS Energy Corp. *	163,068
4,000	Duquesne Light Holdings, Inc. (a)	64,920
1,400	Energy East Corp.	33,376
1,200	Great Plains Energy, Inc. (a)	33,444
2,200	MDU Resources Group, Inc.	78,056
1,226	National Fuel Gas Co.	43,891
2,200	NSTAR	60,852
18,600	Pepco Holdings, Inc.	427,056
1,700	Puget Energy, Inc.	36,023
900	SCANA Corp.	34,308
2,700	Talk America Holdings, Inc. * (a)	21,060
16,700	TECO Energy, Inc.	250,834
5,900	Time Warner Telecom, Inc.-Class A *	89,857
900	Unisource Energy Corp.	27,270
		2,469,023
	TOTAL COMMON STOCKS (COST $57,469,275)	60,947,022

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 24.8%
462,206	Barclays Global Investors Institutional Money Market Fund (b)	462,206
2,235,147	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,235,358 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.87%, maturity date of 05/15/09 and a market value, including accrued interest, of $2,279,850.	2,235,147

10

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

1,927,614	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,927,887 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $2,020,988. (b)	1,927,614
3,758,847	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $3,759,379 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $3,834,024. (b)	3,758,847
3,182,342	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $3,182,789 and an effective yield of 5.05%, collateralized by various corporate debt obligations with an aggregate market value of $3,278,791. (b)	3,182,342
240,952	Merrimac Cash Series-Premium Class (b)	240,952
1,445,710	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,445,913 and an effective yield of 5.10%, collateralized by various U.S. government obligations with an aggregate market value of $1,455,817. (b)	1,445,710
2,409,517	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $2,409,859 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $2,457,707. (b)	2,409,517
	TOTAL SHORT-TERM INVESTMENT(S) (COST $15,662,335)	15,662,335
	TOTAL INVESTMENTS — 121.2% (Cost $73,131,610)	76,609,357
	Other Assets and Liabilities (net) — (21.2%)	(13,376,088)
	TOTAL NET ASSETS — 100.0%	$63,233,269

11

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$73,279,558	$7,221,821	$(3,892,022)	$3,329,799

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	Russell 2000	June 2006	$1,083,300	$(46,121)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non – income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $13,014,325 collateralized by cash in the amount of $13,427,188, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO U.S. Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Auto & Transportation — 0.8%
8,100	Harley-Davidson, Inc.	403,785
	Consumer Discretionary — 14.8%
7,800	Applebee’s International, Inc.	157,716
7,800	Bed Bath & Beyond, Inc. *	274,326
27,000	Cendant Corp.	436,590
25,200	Dollar General Corp.	410,760
38,600	Home Depot, Inc.	1,471,432
13,700	Jones Apparel Group, Inc.	444,428
4,800	Kimberly-Clark Corp.	291,216
12,200	Liz Claiborne, Inc.	471,774
20,500	Lowe’s Cos., Inc. (a)	1,276,740
3,400	Omnicom Group	323,374
30,500	Wal-Mart Stores, Inc.	1,477,725
2,400	Weight Watchers International, Inc.	100,512
		7,136,593
	Consumer Staples — 5.5%
13,500	Altria Group, Inc.	976,725
11,700	Dean Foods Co. *	417,690
20,600	Kroger Co.	414,266
5,000	Safeway, Inc.	117,900
15,800	Sara Lee Corp.	268,126
15,000	Supervalu, Inc.	437,400
		2,632,107
	Financial Services — 32.8%
9,200	Aflac, Inc.	430,560
15,300	Allstate Corp. (The)	841,653
6,000	AMBAC Financial Group, Inc.	480,900
27,900	American International Group, Inc.	1,696,320
16,631	Bank of America Corp.	804,941
3,400	Bear Stearns Cos. (The), Inc.	454,750
7,200	Capital One Financial Corp.	595,944
11,600	Chubb Corp.	586,148
1,800	Cigna Corp.	166,932
39,000	Citigroup, Inc.	1,922,700
15,000	CNA Financial Corp. * (a)	488,700
3,100	Comerica, Inc.	169,725
11,000	Fannie Mae	547,250
15,000	First Data Corp.	691,650
6,300	Freddie Mac (a)	378,252
6,300	Hartford Financial Services Group, Inc.	554,022
3,200	IndyMac Bancorp, Inc.	146,880
10,600	Lehman Brothers Holdings, Inc.	706,066
7,900	Marsh & McLennan Cos., Inc.	221,437
8,900	Morgan Stanley	530,618
24,700	National City Corp.	910,936
3,600	New York Community Bancorp, Inc.	59,976

1

GMO U.S. Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

32,175	Old Republic International Corp.	687,580
10,000	Progressive Corp. (The)	273,500
6,400	Protective Life Corp.	283,648
6,700	Radian Group, Inc.	409,504
2,700	TD Banknorth, Inc.	77,328
14,485	Washington Mutual, Inc. (a)	665,006
		15,782,926
	Health Care — 14.3%
6,900	AmerisourceBergen Corp.	300,771
8,300	Cardinal Health, Inc.	555,353
9,000	Forest Laboratories, Inc. *	337,320
9,000	Health Net, Inc. *	387,180
50,000	Merck & Co., Inc.	1,664,500
95,700	Pfizer, Inc.	2,264,262
10,300	Pharmaceutical Product Development, Inc.	374,199
22,200	UnitedHealth Group, Inc.	975,912
		6,859,497
	Integrated Oils — 5.7%
9,800	Chevron Corp.	585,942
11,300	ConocoPhillips	715,177
16,300	Exxon Mobil Corp.	992,833
4,700	Occidental Petroleum Corp.	465,723
		2,759,675
	Materials & Processing — 0.5%
3,800	Ashland, Inc.	237,500
	Other — 1.2%
6,700	Johnson Controls, Inc.	570,639
	Other Energy — 0.6%
6,200	Anadarko Petroleum Corp.	307,954
	Producer Durables — 4.9%
6,500	Centex Corp.	309,985
2,200	D.R. Horton, Inc.	57,992
4,300	Danaher Corp.	275,673
5,300	KB Home (a)	271,360
7,100	Lexmark International, Inc. *	406,475
13,000	Pulte Homes, Inc.	422,110
2,300	Ryland Group, Inc.	113,183
3,000	Standard-Pacific Corp.	90,210
6,500	United Technologies Corp.	406,380
		2,353,368
	Technology — 7.1%
42,500	Dell, Inc. *	1,078,650
30,500	Hewlett-Packard Co. (a)	987,590
15,500	Ingram Micro, Inc.-Class A *	267,530
47,800	Microsoft Corp.	1,082,670
		3,416,440

2

GMO U.S. Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Utilities — 8.0%
11,900	American Electric Power Co., Inc.	407,813
45,700	AT&T, Inc.	1,190,942
14,800	BellSouth Corp.	499,796
13,900	Sempra Energy	625,083
36,200	Verizon Communications, Inc.	1,129,802
		3,853,436
	TOTAL COMMON STOCKS (COST $46,002,780)	46,313,920

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 8.6%
81,517	Barclays Global Investors Institutional Money Market Fund (b)	81,517
1,788,856	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $1,789,025 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $1,824,634.	1,788,856
339,964	Credit Suisse First Boston Corp. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $340,013 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $356,433. (b)	339,964
662,931	Goldman Sachs Group Inc. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $663,025 and an effective yield of 5.10%, collateralized by various corporate debt obligations with an aggregate market value of $676,189. (b)	662,931
561,255	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $561,334 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $578,266. (b)	561,255
42,496	Merrimac Cash Series-Premium Class (b)	42,496
254,973	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $255,009 and an effective yield of 5.05%, collateralized by various U.S. government obligations with an aggregate market value of $256,756. (b)	254,973
424,956	Morgan Stanley & Co. Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $425,016 and an effective yield of 5.11%, collateralized by various corporate debt obligations with an aggregate market value of $433,455. (b)	424,956
	TOTAL SHORT-TERM INVESTMENT(S) (COST $4,156,948)	4,156,948
	TOTAL INVESTMENTS — 104.8% (Cost $50,159,728)	50,470,868
	Other Assets and Liabilities (net) — (4.8%)	(2,298,687)
	TOTAL NET ASSETS — 100.0%	$48,172,181

3

GMO U.S. Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$50,503,979	$1,911,632	$(1,944,743)	$(33,111)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	S&P 500	June 2006	$636,050	$(28,035)

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of May 31, 2006, the Fund had loaned securities having a market value of $2,310,965 collateralized by cash in the amount of $2,368,092, which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Auto & Transportation — 0.9%
300	Harley-Davidson, Inc.	14,955
	Consumer Discretionary — 15.4%
200	Apollo Group, Inc.-Class A *	10,462
300	Applebee’s International, Inc.	6,066
200	Bed Bath & Beyond, Inc. *	7,034
1,000	Cendant Corp.	16,170
200	Dollar General Corp.	3,260
1,400	Home Depot, Inc.	53,368
500	Jones Apparel Group, Inc.	16,220
200	Kimberly-Clark Corp.	12,134
400	Liz Claiborne, Inc.	15,468
700	Lowe’s Cos., Inc.	43,596
100	Omnicom Group	9,511
1,100	Wal-Mart Stores, Inc.	53,295
100	Weight Watchers International, Inc.	4,188
		250,772
	Consumer Staples — 5.4%
500	Altria Group, Inc.	36,175
400	Dean Foods Co. *	14,280
800	Kroger Co.	16,088
700	Sara Lee Corp.	11,879
300	Supervalu, Inc.	8,748
		87,170
	Financial Services — 33.5%
400	Aflac, Inc.	18,720
500	Allstate Corp. (The)	27,505
200	AMBAC Financial Group, Inc.	16,030
1,000	American International Group, Inc.	60,800
550	Bank of America Corp.	26,620
100	Bear Stearns Cos. (The), Inc.	13,375
300	Capital One Financial Corp.	24,831
400	Chubb Corp.	20,212
100	Cigna Corp.	9,274
1,400	Citigroup, Inc.	69,020
400	CNA Financial Corp. *	13,032
200	Comerica, Inc.	10,950
300	Fannie Mae	14,925
500	First Data Corp.	23,055
200	Freddie Mac	12,008
200	Hartford Financial Services Group, Inc.	17,588
400	Lehman Brothers Holdings, Inc.	26,644
200	Marsh & McLennan Cos., Inc.	5,606
300	Morgan Stanley	17,886
800	National City Corp.	29,504
1,125	Old Republic International Corp.	24,041
400	Progressive Corp. (The)	10,940

1

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

200	Protective Life Corp.	8,864
300	Radian Group, Inc.	18,336
200	TD Banknorth, Inc.	5,728
460	Washington Mutual, Inc.	21,119
		546,613
	Health Care — 15.2%
200	AmerisourceBergen Corp.	8,718
300	Cardinal Health, Inc.	20,073
300	Forest Laboratories, Inc. *	11,244
300	Health Net, Inc. *	12,906
300	Johnson & Johnson	18,066
1,700	Merck & Co., Inc.	56,593
3,300	Pfizer, Inc.	78,078
200	Pharmaceutical Product Development, Inc.	7,266
800	UnitedHealth Group, Inc.	35,168
		248,112
	Integrated Oils — 6.1%
300	Chevron Corp.	17,937
400	ConocoPhillips	25,316
600	Exxon Mobil Corp.	36,546
200	Occidental Petroleum Corp.	19,818
		99,617
	Materials & Processing — 0.8%
200	Ashland, Inc.	12,500
	Other — 1.0%
200	Johnson Controls, Inc.	17,034
	Other Energy — 0.6%
200	Anadarko Petroleum Corp.	9,934
	Producer Durables — 4.9%
200	Centex Corp.	9,538
100	D.R. Horton, Inc.	2,636
200	Danaher Corp.	12,822
200	KB Home	10,240
200	Lexmark International, Inc. *	11,450
400	Pulte Homes, Inc.	12,988
100	Ryland Group, Inc.	4,921
100	Standard-Pacific Corp.	3,007
200	United Technologies Corp.	12,504
		80,106
	Technology — 7.4%
1,400	Dell, Inc. *	35,532
1,000	Hewlett-Packard Co.	32,380
600	Ingram Micro, Inc.-Class A *	10,356
1,700	Microsoft Corp.	38,505
200	QLogic Corp. *	3,576
		120,349

2

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Utilities — 8.0%
400	American Electric Power Co., Inc.	13,708
1,600	AT&T, Inc.	41,696
500	BellSouth Corp.	16,885
400	Sempra Energy	17,988
1,300	Verizon Communications, Inc.	40,573
		130,850
	TOTAL COMMON STOCKS (COST $1,647,559)	1,618,012

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.3%
20,909	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $20,911 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/2009 and a market value, including accrued interest, of $21,327.	20,909
	TOTAL SHORT-TERM INVESTMENT(S) (COST $20,909)	20,909
	TOTAL INVESTMENTS — 100.5% (Cost $1,668,468)	1,638,921
	Other Assets and Liabilities (net) — (0.5%)	(8,559)
	TOTAL NET ASSETS — 100.0%	$1,630,362

3

GMO Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$1,668,468	$56,147	$(85,694)	$(29,547)

Notes to Schedule of Investments:
*	Non-income producing security.

Subsequent Event

On May 17, 2006, the Board of Trustees of GMO Trust approved the liquidation and termination of the Fund. On June 8, 2006, the Fund was liquidated and proceeds were distributed to shareholders.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND(S) — 100.0%
	Affiliated Issuer(s) — 100.0%
158,126	GMO Alpha Only Fund, Class IV	1,630,278
5,151,930	GMO Currency Hedged International Equity Fund, Class III	38,742,515
3,537,891	GMO Emerging Markets Quality Fund, Class VI	36,015,730
4,038,137	GMO International Growth Equity Fund, Class III	126,312,931
3,724,284	GMO International Intrinsic Value Fund, Class IV	127,482,236
45,523	GMO International Small Companies Fund, Class III	706,966
8,310,038	GMO U.S. Core Equity Fund, Class VI	115,177,123
2,055,407	GMO U.S. Quality Equity Fund, Class IV	40,327,076
	TOTAL MUTUAL FUND(S) (COST $473,919,478)	486,394,855

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
19,171	Citigroup Global Markets Repurchase Agreement, dated 05/31/06, due 06/01/06, with a maturity value of $19,173 and an effective yield of 3.40%, collateralized by a U.S. Treasury Bond with a rate of 4.88%, maturity date of 05/15/09 and a market value, including accrued interest, of $19,554.	19,171
	TOTAL SHORT-TERM INVESTMENT(S) (COST $19,171)	19,171
	TOTAL INVESTMENTS — 100.0% (Cost $473,938,649)	486,414,026
	Other Assets and Liabilities (net) — 0.0%	3,774
	TOTAL NET ASSETS — 100.0%	$486,417,800

1

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$473,938,649	$23,801,747	$(11,326,370)	$12,475,377

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying fund(s)”). The Schedule of Investments of the underlying fund(s) should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of affiliated issuers during the three months ended May 31, 2006 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$1,638,184	$—	$1,654,388	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	1,654,388	—	—	—	1,630,278
GMO Currency Hedged International Equity Fund, Class III	34,585,400	11,271,140	—	500,750	6,747,390	38,742,515
GMO Emerging Markets Quality Fund, Class VI	33,548,336	3,250,000	—	—	—	36,015,730
GMO International Growth Equity Fund, Class III	102,531,806	19,255,000	760,000	—	—	126,312,931
GMO International Intrinsic Value Fund, Class IV	102,528,906	19,866,875	793,622	—	—	127,482,236
GMO International Small Companies Fund, Class III	679,653	—	—	—	—	706,966

2

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

GMO U.S. Core Equity Fund, Class VI	97,470,295	22,496,742	—	475,660	—	115,177,123
GMO U.S. Quality Equity Fund, Class IV	34,260,556	8,361,934	—	200,534	—	40,327,076
Totals	$407,243,136	$86,156,079	$3,208,010	$1,176,944	$6,747,390	$486,394,855

Notes to Schedule of Investments:

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the close of the NYSE. As a result, foreign equity securities held by the Fund or the underlying fund(s) are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of May 31, 2006, 60.1% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on modeling tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

3

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION(S) — 92.9%
	Asset-Backed Securities — 88.2%
	Auto Financing — 8.2%
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 05/20/10	7,024,066
2,209,262	Daimler Chrysler Auto Trust, Series 06-A, Class A1, 144A, 4.79%, due 03/08/07	2,208,599
7,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.11%, due 01/15/09	7,004,900
5,750,000	Daimler Chrysler Master Owner Trust, Series 04-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 08/15/09	5,751,869
6,300,000	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 09/15/08	6,301,969
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 05/15/10	9,990,613
1,102,405	Franklin Auto Trust, Series 05-1, Class A1, 4.50%, due 12/20/06	1,102,736
4,000,000	GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 04/20/10	4,000,560
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 11/25/11	2,001,641
758,935	Honda Auto Receivables Owner Trust, Series 05-6, Class A1, 4.51%, due 12/18/06	758,358
7,000,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.14%, due 09/15/08	7,004,480
8,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.11%, due 07/15/10	8,004,687
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 09/15/11	9,948,300
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 06/15/10	7,979,200
8,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 12/15/16	7,994,080
5,000,000	Wheels SPV LLC, Series 05-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.16%, due 06/10/10	4,998,950
2,456,311	World Omni Auto Receivables Trust, Series 06-A, Class A1, 4.85%, due 03/15/07	2,454,584
		94,529,592
	Business Loans — 5.9%
4,203,332	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.45%, due 01/25/35	4,210,898
5,858,008	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.47%, due 01/25/36	5,861,523
304,226	Capitalsource Commercial Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 03/22/10	304,378
6,230,340	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 08/22/16	6,232,209
9,000,000	CNH Wholesale Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 06/15/11	9,005,625

1

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

6,140,953	GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 5.15%, due 06/15/14	6,137,522
2,920,392	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.32%, due 11/15/33	2,920,672
6,000,000	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 03/20/09	6,000,720
4,672,182	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 02/25/30	4,672,182
3,278,548	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 09/25/30	3,279,572
370,830	Marlin Leasing Receivables LLC, Series 05-1A, Class A1, 144A, 4.05%, due 08/15/06	370,704
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 02/25/13	5,007,500
14,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 05/13/10	14,000,000
		68,003,505
	CMBS — 5.1%
5,715,379	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	5,661,798
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 07/15/44	7,002,100
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	6,938,750
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	3,968,750
4,123,638	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.32%, due 10/05/20	4,124,282
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	6,965,287
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	6,010,078
15,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	15,002,344
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.74%, due 10/15/42	3,000,000
		58,673,389
	CMBS Collateralized Debt Obligations — 1.2%
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.40%, due 08/26/30	7,004,200
7,400,000	Marathon Real Estate CDO, Series 06-1, 144A, Variable Rate, 5.51%, due 05/25/46	7,401,156
		14,405,356
	Credit Cards — 17.5%
10,000,000	Advanta Business Card Master Trust, Series 03-B, Class A, Variable Rate, 1 mo. LIBOR + .35%,, 5.43%, due 12/22/08	10,003,300
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.15%, due 04/20/11	6,503,055

2

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.14%, due 04/20/12	2,000,540
7,000,000	American Express Credit Account Master Trust, Series 01-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 02/16/09	7,001,108
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.08%, due 01/18/11	5,001,500
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 02/15/13	10,003,700
6,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.10%, due 12/15/10	6,001,200
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 06/15/11	1,003,490
3,000,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 12/15/10	3,010,170
5,760,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 02/15/11	5,775,975
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 11/15/11	5,025,977
5,530,000	Capital One Mulit-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 05/16/11	5,559,378
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.32%, due 06/16/14	5,024,800
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 10/15/10	7,890,356
4,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.33%, due 02/07/10	4,009,652
21,400,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.00%, due 03/20/09	21,413,375
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.16%, due 05/24/12	2,000,600
9,750,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.21%, due 08/15/10	9,774,375
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 5.15%, due 05/15/12	10,011,300
4,000,000	Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 09/16/10	4,000,625
7,500,000	First USA Credit Card Master Trust, Series 97-8, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 05/17/10	7,515,000
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 03/15/13	7,004,375
7,000,000	Gracechurch Card Funding Plc, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 03/15/10	7,010,937
7,000,000	Gracechurch Card Funding Plc, Series 8, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.09%, due 06/15/10	7,002,704
5,500,000	Household Private Label Credit Card Master Note Trust I, Series 02-2, Class A, Variable Rate, 1 mo. LIBOR + .17%, 5.25%, due 01/18/11	5,512,650
5,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.08%, due 12/15/10	5,000,000
7,500,000	MBNA Master Credit Card Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 01/15/14	7,527,584

3

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.05%, due 09/15/11	7,009,852
6,640,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.45%, due 05/15/12	6,681,500
4,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 03/15/13	4,408,524
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 07/15/10	6,999,160
		202,686,762
	Emerging Markets Collateralized Debt Obligations — 0.3%
4,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.61%, due 04/18/17	4,000,000
	Equipment Leases — 0.9%
2,846,369	CIT Equipment Collateral, Series 06-VT1, Class A1, Variable Rate, 4.99%, due 03/20/07	2,843,589
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 06/15/12	7,001,050
923,130	GE Equipment Small Ticket LLC, Series 05-2A, Class A1, 144A, 4.56%, due 12/22/06	923,407
		10,768,046
	Insurance Premiums — 0.9%
7,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 11/17/08	7,007,656
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.16%, due 04/15/10	3,003,000
		10,010,656
	Insured Auto Financing — 4.0%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 04/20/10	4,978,100
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 03/20/12	7,002,870
6,000,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.15%, due 05/06/12	5,996,832
6,500,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, Variable Rate, 5.37%, due 10/06/09	6,500,618
7,000,000	Capital One Auto Finance Trust, Series 05-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .05%, 5.13%, due 12/15/11	7,000,280
7,500,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.08%, due 12/15/12	7,502,344
7,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 06/25/09	7,008,694
		45,989,738
	Insured Credit Cards — 1.2%
7,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.20%, due 03/15/11	7,018,550
6,500,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.25%, due 01/05/14	6,501,950
		13,520,500

4

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Insured Residential Mortgage-Backed Securities (United States) — 1.0%
8,000,000	GMAC Mortgage Corp. Loan Trust, Series 05-HE3, Class A1, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 02/25/36	8,001,248
3,230,609	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.27%, due 11/25/35	3,230,609
		11,231,857
	Insured Time Share — 0.4%
4,505,100	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 05/20/17	4,505,804
	Investment Grade Corporate Collateralized Debt Obligations — 3.0%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.75%, due 08/05/09	2,012,200
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 5.58%, due 12/20/09	5,032,500
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 5.68%, due 12/20/09	3,007,500
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.55%, due 08/05/09	6,033,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.45%, due 03/20/10	2,997,000
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.33%, due 12/20/10	5,999,400
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.38%, due 03/20/10	3,006,000
7,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.35%, due 06/22/10	6,975,850
		35,063,450
	Other — 0.6%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, AMBAC, 5.78%, due 06/20/31	5,501,719
2,000,000	Ensec Home Finance Pool Ltd., Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 05/15/14	2,001,398
		7,503,117
	Rate Reduction Bonds — 1.5%
5,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	4,770,268
5,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	4,756,250
8,000,000	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.21%, due 06/15/11	8,034,120
		17,560,638
	Residential Asset-Backed Securities (United States) — 20.5%
7,000,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.29%, due 08/25/35	7,000,840
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 09/25/35	1,538,111

5

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

3,030,452	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 5.48%, due 11/25/50	3,033,816
6,567,362	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 09/25/35	6,569,595
7,000,000	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 03/25/35	7,008,750
2,903,717	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 08/25/35	2,903,830
3,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.26%, due 12/25/35	3,004,230
7,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.27%, due 03/25/36	7,006,891
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.18%, due 06/25/36	2,500,500
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.59%, due 02/28/40	6,516,250
1,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 05/25/35	1,000,500
6,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 05/25/35	6,003,780
1,600,000	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 07/25/34	1,599,500
1,200,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 5.42%, due 01/25/35	1,201,125
8,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 06/25/35	8,000,000
3,000,000	Centex Home Equity, Series 06-A, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 06/25/36	3,000,900
676,846	Citifinancial Mortgage Securities, Inc., Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 04/25/34	677,184
191,516	Citigroup Mortgage Loan Trust, Inc., Series 05-HE1, Class A3A, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 05/25/35	191,574
3,487,604	Countrywide Asset-Backed Certificates, Series 04-14, Class A2, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 06/25/35	3,489,065
946,707	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 5.22%, due 10/25/35	946,785
7,194,647	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class AV1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 04/25/36	7,196,896
9,000,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FFH2, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 04/25/35	9,005,625
6,000,000	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 04/25/35	6,001,115
9,000,000	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 07/25/35	9,000,000
7,000,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.25%, due 12/25/35	7,006,825
1,480,423	GreenPoint Mortgage Funding Trust, Series 05-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 09/25/34	1,480,654

6

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

3,000,000	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 07/25/30	3,000,469
10,500,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 06/25/35	10,496,773
3,231,290	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.39%, due 01/20/35	3,238,106
2,262,225	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 01/20/35	2,266,378
2,100,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 10/25/35	2,104,200
934,083	Master Asset-Backed Securities Trust, Series 05-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 05/25/35	933,989
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.24%, due 03/25/36	5,000,000
3,402,721	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.16%, due 01/25/36	3,402,721
6,423,096	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 03/25/36	6,423,096
3,000,000	Morgan Stanley Home Equity Loan, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 04/25/36	3,000,000
2,968,039	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 5.17%, due 07/25/35	2,968,502
4,500,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.30%, due 05/25/35	4,506,328
8,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.33%, due 08/25/35	8,007,500
1,068,440	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 5.19%, due 03/25/36	1,068,524
9,000,000	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 07/25/35	9,008,100
8,000,000	Park Place Securities, Inc., Series 05-WCWI, Class A3B, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 09/25/35	8,000,480
8,000,000	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.35%, due 08/25/35	8,010,000
7,000,000	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.34%, due 03/15/30	7,018,620
2,805,677	RAAC, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 05/25/39	2,796,923
4,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 04/25/35	4,001,250
6,164,884	Residential Asset Securities Corp., Series 04-KS12, Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 5.31%, due 01/25/35	6,168,014
1,525,349	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 02/25/36	1,526,123
3,500,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.34%, due 10/25/35	3,509,310
712,914	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 5.18%, due 12/25/35	713,026
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 01/25/36	3,000,469

7

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

7,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.37%, due 11/25/35	7,010,941
6,907,491	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.28%, due 02/25/35	6,913,970
		236,978,153
	Residential Mortgage-Backed Securities (Australian) — 4.0%
4,261,760	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.23%, due 01/10/35	4,271,008
5,092,790	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.30%, due 11/19/37	5,099,968
6,917,160	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.14%, due 07/20/38	6,913,010
10,752,996	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 4.98%, due 12/08/36	10,759,770
4,665,349	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.24%, due 05/10/36	4,664,510
7,000,000	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 4.95%, due 06/14/37	6,999,580
4,070,871	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.04%, due 03/20/34	4,073,884
3,261,327	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.01%, due 03/23/36	3,259,468
		46,041,198
	Residential Mortgage-Backed Securities (European) — 5.4%
4,000,000	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.10%, due 10/11/41	3,999,930
2,285,710	Granite Master Issuer Plc, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.12%, due 12/20/19	2,285,816
5,000,000	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.27%, due 12/20/54	5,001,000
5,720,330	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.07%, due 03/21/37	5,716,898
10,000,000	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 5.09%, due 09/21/37	10,011,500
3,000,000	Mound Financing Plc, Series 06-5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.25%, due 05/08/16	3,000,000
5,500,000	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 5.07%, due 10/15/41	5,500,550
7,000,000	Paragon Mortgages Plc, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.26%, due 03/15/30	7,028,266
3,550,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 4.97%, due 12/10/11	3,552,627
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 4.92%, due 09/10/14	5,003,906
6,000,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 4.95%, due 06/10/14	6,005,340
5,312,720	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.23%, due 08/10/30	5,304,419
		62,410,252

8

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

	Student Loans — 6.6%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.21%, due 04/25/16	5,007,000
2,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.13%, due 01/25/14	1,999,200
2,794,794	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 4.98%, due 09/29/14	2,793,921
4,500,000	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.21%, due 08/25/20	4,500,266
4,346,826	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.01%, due 09/27/21	4,345,956
4,115,521	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 4.97%, due 06/20/15	4,118,814
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 5.23%, due 02/25/26	7,989,200
2,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.22%, due 08/25/23	2,000,000
7,000,000	Nelnet Educational Loan Funding Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.31%, due 11/25/15	7,003,640
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 4.98%, due 06/22/17	8,994,375
5,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.13%, due 07/25/16	4,993,829
4,889,988	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.11%, due 10/26/15	4,892,922
9,000,000	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.10%, due 07/25/16	9,001,406
4,244,982	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.10%, due 01/25/18	4,170,992
4,278,711	SLM Student Loan Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR - .02%, 5.08%, due 01/25/12	4,278,711
		76,090,232
	Total Asset-Backed Securities	1,019,972,245
	Corporate Debt — 0.4%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.14%, due 01/12/11	5,002,500
	U.S. Government — 4.3%
24,730,200	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,352,319
25,000,000	U.S. Treasury Note, 2.50%, due 10/31/06 (b)	24,738,281
		50,090,600
	TOTAL DEBT OBLIGATION(S) (COST $1,076,652,106)	1,075,065,345

9

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2006 (Unaudited)

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.4%
	Options on Interest Rate Swaps — 0.4%
73,000,000	USD Interest Rate Swaption, Expires 06/02/06, Strike 5.64%	53,667
73,000,000	USD Interest Rate Swaption, Expires 06/12/06, Strike 5.63%	184,250
350,000,000	USD Interest Rate Swaption, Expires 06/15/06, Strike 5.82%	3,202,857
73,000,000	USD Interest Rate Swaption, Expires 06/19/06, Strike 5.71%	467,584
74,000,000	USD Interest Rate Swaption, Expires 06/26/06, Strike 5.59%	244,829
81,000,000	USD Interest Rate Swaption, Expires 06/30/06, Strike 5.63%	542,700
		4,695,887
	TOTAL CALL OPTIONS PURCHASED (COST $6,201,275)	4,695,887

Principal Amount	Description	Value ($)
	PUT OPTIONS PURCHASED — 0.2%
	Options on Interest Rate Swaps — 0.2%
73,000,000	USD Interest Rate Swaption, Expires 06/02/06, Strike 5.64%	232,015
73,000,000	USD Interest Rate Swaption, Expires 06/12/06, Strike 5.63%	453,985
73,000,000	USD Interest Rate Swaption, Expires 06/19/06, Strike 5.71%	303,344
74,000,000	USD Interest Rate Swaption, Expires 06/26/06, Strike 5.59%	728,213
81,000,000	USD Interest Rate Swaption, Expires 06/30/06, Strike 5.63%	542,700
		2,260,257
	TOTAL PUT OPTIONS PURCHASED (COST $2,526,275)	2,260,257

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.7%
8,158,420	Merrimac Cash Series-Premium Class	8,158,420
	TOTAL SHORT-TERM INVESTMENT(S) (COST $8,158,420)	8,158,420
	TOTAL INVESTMENTS — 94.2% (Cost $1,093,538,076)	1,090,179,909
	Other Assets and Liabilities (net) — 5.8%	66,751,731
	TOTAL NET ASSETS — 100.0%	$1,156,931,640

10

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

As of May 31, 2006, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 1,093,538,076	$661,813	$(4,019,980)	$(3,358,167)

A summary of outstanding financial instruments at May 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
6/01/06	CAD	1,095,000	$994,099	$0
6/02/06	EUR	1,527,000	1,956,698	(3,359)
				$(3,359)
Sales
6/01/06	CAD	1,095,000	$994,099	$0

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
3,828	Eurodollar 90 Day	June 2007	$905,656,950	$764,477
91	U.S. Treasury Note 10 Yr.	September 2006	9,547,891	42,337
81	U.S. Treasury Note 5 Yr.	September 2006	8,392,359	40,217
				$847,031

As of May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Written Options

A summary of open written option contracts for the Fund at May 31, 2006, is as follows:

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Call	$350,000,000	6/15/2006	USD	Interest Rate Swaption, Strike 5.62%	$945,000	$(422,279)

11

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

	Puts		Calls
	Principal Amount		Principal Amount
	of Contracts	Premiums	of Contracts	Premiums
Outstanding, beginning of period	$212,000,000	$1,374,150	$212,000,000	$1,374,150
Options written	—	—	350,000,000	945,000
Options exercised	(212,000,000)	(1,374,150)	—	—
Options expired	—	—	(212,000,000)	(1,374,150)
Options sold	—	—	—	—
Outstanding, end of period	$—	$—	$350,000,000	$945,000

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
13,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$140,445
7,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(47,740)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(36,678)
							$56,027

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
546,500,000	AUD	6/21/2008	Deutsche Bank AG	Receive	5.60%	3 month AUD BBSW	$(3,578,021)
516,000,000	AUD	6/21/2008	JP Morgan Chase Bank	Receive	5.60%	3 month AUD BBSW	(3,378,333)
136,000,000	CAD	6/21/2008	Deutsche Bank AG	Receive	4.10%	3 month Floating Canadian Dollar Offering Rate	(949,597)
129,000,000	CAD	6/21/2008	JP Morgan Chase Bank	Receive	4.10%	3 month Floating Canadian Dollar Offering Rate	(900,721)
255,000,000	CAD	6/21/2008	Merrill Lynch Capital Services, Inc.	(Pay)	4.10%	3 month Floating Canadian Dollar Offering Rate	(1,780,495)
697,000,000	USD	6/21/2008	JP Morgan Chase Bank	Receive	4.80%	3 month LIBOR	(9,030,914)
1,084,000,000	SEK	6/21/2008	Deutsche Bank AG	(Pay)	3.10%	3 month SEK STIBOR	738,063
4,879,000,000	SEK	6/21/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month SEK STIBOR	3,321,966
122,000,000	CHF	6/21/2008	Citigroup	(Pay)	2.00%	6 month CHF LIBOR	582,067
846,000,000	CHF	6/21/2008	Merrill Lynch	(Pay)	2.00%	6 month CHF LIBOR	4,036,304
171,000,000	EUR	6/21/2008	JP Morgan Chase Bank	(Pay)	3.20%	6 month EUR LIBOR	1,837,859
346,000,000	GBP	6/21/2008	Deutsche Bank AG	Receive	4.60%	6 month GBP LIBOR	(5,373,184)

12

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

16,800,000,000	JPY	6/21/2008	Citigroup	(Pay)	0.55%	6 month JPY LIBOR	1,163,901
19,700,000,000	JPY	6/21/2008	JP Morgan Chase Bank	(Pay)	0.55%	6 month JPY LIBOR	1,364,813
82,300,000,000	JPY	6/21/2008	Merrill Lynch Capital Services Inc.	(Pay)	0.55%	6 month JPY LIBOR	5,701,730
203,000,000	GBP	7/4/2008	Deutsche Bank AG	(Pay)	4.88%	6 month GBP LIBOR	1,250,219
291,000,000	EUR	7/6/2008	JP Morgan Chase Bank	Receive	3.65%	6 month EUR LIBOR	(65,218)
391,800,000	CAD	7/28/2008	Merrill Lynch	(Pay)	4.51%	3 month Floating Canadian Dollar Offering Rate	80,970
278,600,000	EUR	8/4/2008	Deutsche Bank AG	Receive	3.75%	6 month EUR LIBOR	378,088
39,600,000	CAD	8/31/2008	Deutsche Bank AG	(Pay)	4.50%	3 month Floating Canadian Dollar Offering Rate	27,341
32,500,000	CAD	8/31/2008	JP Morgan Chase Bank	(Pay)	4.50%	3 month Floating Canadian Dollar Offering Rate	20,780
360,000,000	CAD	8/31/2008	Merrill Lynch	(Pay)	4.49%	3 month Floating Canadian Dollar Offering Rate	294,504
306,300,000	EUR	9/4/2008	Deutsche Bank AG	Receive	3.71%	6 month EUR LIBOR	(119,113)
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	307,542
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	1,276,809
37,800,000	GBP	6/15/2016	Deutsche Bank AG	(Pay)	4.66%	6 month GBP LIBOR	1,804,128
7,755,000,000	JPY	6/17/2016	JP Morgan Chase Bank	Receive	2.02%	6 month JPY LIBOR	(426,523)
32,000,000	CAD	6/21/2016	Deutsche Bank AG	(Pay)	4.40%	3 month Floating Canadian Dollar Offering Rate	1,222,462
31,000,000	CAD	6/21/2016	JP Morgan Chase Bank	(Pay)	4.40%	3 month Floating Canadian Dollar Offering Rate	1,184,260
62,000,000	CAD	6/21/2016	Merrill Lynch	(Pay)	4.40%	3 month Floating Canadian Dollar Offering Rate	2,368,521
167,000,000	USD	6/21/2016	JP Morgan Chase Bank	(Pay)	4.90%	3 month LIBOR	9,779,288
240,000,000	SEK	6/21/2016	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(1,697,130)
1,133,000,000	SEK	6/21/2016	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(8,011,870)
136,000,000	AUD	6/21/2016	Deutsche Bank AG	(Pay)	5.70%	6 month AUD BBSW	3,785,349
129,000,000	AUD	6/21/2016	JP Morgan Chase Bank	(Pay)	5.70%	6 month AUD BBSW	3,590,515
26,000,000	CHF	6/21/2016	Citigroup	Receive	2.50%	6 month CHF LIBOR	(1,048,877)
188,000,000	CHF	6/21/2016	Merrill Lynch	Receive	2.50%	6 month CHF LIBOR	(7,584,187)
40,000,000	EUR	6/21/2016	JP Morgan Chase Bank	Receive	3.50%	6 month EUR LIBOR	(2,895,542)

13

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

81,000,000	GBP	6/21/2016	Deutsche Bank AG	(Pay)	4.50%	6 month GBP LIBOR	5,747,466
3,600,000,000	JPY	6/21/2016	Citigroup	Receive	1.65%	6 month JPY LIBOR	(1,271,831)
4,100,000,000	JPY	6/21/2016	JP Morgan Chase Bank	Receive	1.65%	6 month JPY LIBOR	(1,448,474)
17,400,000,000	JPY	6/21/2016	Merrill Lynch	Receive	1.65%	6 month JPY LIBOR	(6,147,182)
38,200,000	GBP	7/18/2016	Citigroup	(Pay)	4.87%	6 month GBP LIBOR	646,432
525,000,000	SEK	7/20/2016	Deutsche Bank AG	Receive	4.19%	3 month SEK STIBOR	(342,300)
37,300,000	GBP	8/17/2016	Deutsche Bank AG	(Pay)	5.00%	6 month GBP LIBOR	(53,863)
498,400,000	SEK	8/21/2016	Deutsche Bank AG	Receive	4.23%	3 month SEK STIBOR	(242,704)
							$(3,834,702)

14

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
May 31, 2006 (Unaudited)

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BBSW – Bank Bill Swap Rate
CDO – Collateralized Debt Obligation
CMBS – Collateralized Mortgage Backed Security
FGIC – Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA – Insured as to the payment of principal and interest by Financial Security Assurance.
LIBOR – London Interbank Offered Rate
MBIA – Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN – Medium Term Note
STIBOR – Stockholm Interbank Offered Rate
Variable rates – The rates shown on variable rate notes are the current interest rates at May 31, 2006, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts.

Certain investments in securities held by the Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold, and the differences could be material to the Fund. As of May 31, 2006, the total value of these securities represented 27.8% of net assets.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

15

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, as of a date  within 90 days of the filing of this report,  based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX- 99.CERT.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	7/17/06

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date:	7/17/06

By (Signature and Title):	/s/ Susan Randall Harbert
Susan Randall Harbert, Principal Financial Officer

Date:	7/17/06